UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

tem 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Canada Fund

January 31, 2013

1.813011.108

CAN-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 1.3%
Magna International, Inc. Class A (sub. vtg.)	760,000	$ 39,722,077
Hotels, Restaurants & Leisure - 0.3%
Tim Hortons, Inc. (Canada)	210,300	10,544,519
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	100,000	4,700,221
Cineplex, Inc.	300,000	9,625,025
Corus Entertainment, Inc. Class B (non-vtg.) (d)	550,000	13,752,757
Quebecor, Inc. Class B (sub. vtg.)	200,000	8,429,918
		36,507,921
Multiline Retail - 1.0%
Canadian Tire Ltd. Class A (non-vtg.) (d)	50,000	3,480,048
Dollarama, Inc.	303,467	18,462,380
Hudson's Bay Co. (e)	500,000	8,396,832
		30,339,260
Specialty Retail - 0.7%
Home Depot, Inc.	320,000	21,414,400
RONA, Inc.	150,000	1,821,235
		23,235,635
Textiles, Apparel & Luxury Goods - 1.4%
Gildan Activewear, Inc.	1,070,195	39,389,271
lululemon athletica, Inc. (a)	77,600	5,354,400
		44,743,671
TOTAL CONSUMER DISCRETIONARY		185,093,083
CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	990,200	48,308,735
George Weston Ltd.	50,000	3,602,366
Jean Coutu Group, Inc. Class A (sub. vtg.)	800,000	12,175,657
Loblaw Companies Ltd. (d)	300,000	12,049,328
Metro, Inc. Class A (sub. vtg.)	579,165	35,955,381
		112,091,467
Food Products - 0.7%
Saputo, Inc.	450,000	22,378,183
TOTAL CONSUMER STAPLES		134,469,650
ENERGY - 22.8%
Oil, Gas & Consumable Fuels - 22.8%
ARC Resources Ltd.	300,000	7,059,354
Athabasca Oil Corp. (a)	550,000	5,839,683
Baytex Energy Corp.	450,000	20,690,796
Canadian Natural Resources Ltd.	1,850,000	55,867,255

	Shares	Value
Canadian Oil Sands Ltd.	700,000	$ 14,731,301
Celtic Exploration Ltd. (a)	200,000	5,327,852
Celtic Exploration Ltd. (a)(e)	200,000	5,327,852
Cenovus Energy, Inc.	2,200,000	73,031,883
Crescent Point Energy Corp. (d)	783,400	30,302,358
Crew Energy, Inc. (a)	450,000	2,684,480
Enbridge, Inc.	2,737,800	120,365,480
Encana Corp.	700,000	13,531,181
Imperial Oil Ltd.	450,000	19,761,380
Keyera Corp.	152,302	7,925,079
MEG Energy Corp. (a)	220,000	7,519,350
Nexen, Inc.	600,000	16,049,729
Pacific Rubiales Energy Corp.	500,000	11,665,330
Painted Pony Petroleum Ltd. (a)(e)	113,000	1,132,946
Painted Pony Petroleum Ltd. Class A (a)	50,000	501,303
Pembina Pipeline Corp. (d)	250,000	7,253,860
Penn West Petroleum Ltd.	200,000	2,023,260
Peyto Exploration & Development Corp.	300,000	6,924,002
Phillips 66	120,000	7,268,400
Suncor Energy, Inc.	3,257,600	110,720,513
Surge Energy, Inc. (a)(e)	525,500	1,844,045
Talisman Energy, Inc.	2,000,000	24,984,961
Tourmaline Oil Corp. (a)	600,000	20,362,944
Tourmaline Oil Corp. (a)(e)	80,000	2,715,059
TransCanada Corp.	1,600,000	75,732,906
Trilogy Energy Corp.	100,000	2,841,388
Vermilion Energy, Inc.	500,000	25,646,681
		707,632,611
FINANCIALS - 32.1%
Capital Markets - 0.9%
CI Financial Corp.	1,000,000	26,789,653
Commercial Banks - 22.7%
Bank of Montreal (d)	1,400,000	88,415,881
Bank of Nova Scotia (d)	2,500,000	147,007,219
Canadian Imperial Bank of Commerce	654,600	54,604,692
National Bank of Canada	300,000	23,858,031
Royal Bank of Canada	3,380,000	210,512,933
The Toronto-Dominion Bank (d)	2,163,800	180,692,703
		705,091,459
Consumer Finance - 0.0%
Element Financial Corp. (a)	100,000	795,067
Insurance - 4.0%
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,000	7,178,665
Intact Financial Corp.	660,925	43,509,460
Manulife Financial Corp.	2,600,000	37,537,598
Sun Life Financial, Inc.	1,000,000	29,175,857
The Travelers Companies, Inc.	100,000	7,846,000
		125,247,580
Real Estate Investment Trusts - 2.3%
American Tower Corp.	100,000	7,615,000
Boardwalk (REIT)	200,000	13,164,227
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
H&R REIT/H&R Finance Trust	600,000	$ 14,226,990
RioCan (REIT)	1,300,000	35,035,091
		70,041,308
Real Estate Management & Development - 2.2%
Brookfield Asset Management, Inc. Class A	1,550,000	57,204,231
Brookfield Properties Corp.	700,000	11,530,981
		68,735,212
TOTAL FINANCIALS		996,700,279
HEALTH CARE - 6.6%
Health Care Providers & Services - 2.9%
Catamaran Corp. (a)	1,756,468	91,143,132
Pharmaceuticals - 3.7%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,731,471	114,818,019
TOTAL HEALTH CARE		205,961,151
INDUSTRIALS - 5.1%
Construction & Engineering - 0.1%
SNC-Lavalin Group, Inc.	50,000	2,233,307
Road & Rail - 4.9%
Canadian National Railway Co.	1,000,000	95,979,547
Canadian Pacific	500,000	57,725,085
		153,704,632
Trading Companies & Distributors - 0.1%
Finning International, Inc.	150,000	3,840,987
TOTAL INDUSTRIALS		159,778,926
INFORMATION TECHNOLOGY - 2.4%
Internet Software & Services - 1.1%
eBay, Inc. (a)	300,000	16,779,000
Open Text Corp. (a)	290,407	16,939,923
		33,718,923
IT Services - 1.2%
CGI Group, Inc. Class A (sub. vtg.) (a)	790,000	21,195,508
Visa, Inc. Class A	100,000	15,791,000
		36,986,508

	Shares	Value
Software - 0.1%
Constellation Software, Inc.	30,000	$ 3,759,475
TOTAL INFORMATION TECHNOLOGY		74,464,906
MATERIALS - 12.3%
Chemicals - 1.4%
Agrium, Inc.	280,000	31,764,588
Methanex Corp.	300,000	10,789,052
		42,553,640
Metals & Mining - 9.6%
Agnico-Eagle Mines Ltd. (Canada)	650,000	29,736,816
Alamos Gold, Inc.	150,000	2,305,494
Barrick Gold Corp.	1,230,000	39,166,633
Copper Mountain Mining Corp. (a)	390,000	1,372,468
Eldorado Gold Corp.	1,605,000	17,942,400
First Majestic Silver Corp. (a)	100,000	1,826,750
First Quantum Minerals Ltd.	1,530,000	30,848,506
Franco-Nevada Corp.	500,000	26,724,484
Goldcorp, Inc.	1,350,000	47,549,128
Harry Winston Diamond Corp. (a)	100,000	1,475,837
Inmet Mining Corp.	100,000	7,218,769
New Gold, Inc. (a)	1,000,000	9,715,260
Silver Wheaton Corp.	725,900	25,261,669
Tahoe Resources, Inc. (a)	150,000	2,419,791
Teck Resources Ltd. Class B (sub. vtg.)	600,000	21,866,854
Yamana Gold, Inc.	2,100,000	34,319,230
		299,750,089
Paper & Forest Products - 1.3%
Norbord, Inc. (a)	650,000	19,062,061
West Fraser Timber Co. Ltd.	250,000	20,069,681
		39,131,742
TOTAL MATERIALS		381,435,471
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 4.3%
BCE, Inc.	1,550,000	68,859,535
Manitoba Telecom Services, Inc.	50,000	1,663,826
TELUS Corp.	950,000	64,187,387
		134,710,748
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. Class B (non-vtg.)	1,100,000	51,117,907
TOTAL TELECOMMUNICATION SERVICES		185,828,655
UTILITIES - 0.2%
Electric Utilities - 0.2%
Fortis, Inc. (d)	150,000	5,209,545
TOTAL COMMON STOCKS (Cost $2,390,781,018)		3,036,574,277
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	74,624,179	$ 74,624,179
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	137,890,860	137,890,860
TOTAL MONEY MARKET FUNDS (Cost $212,515,039)		212,515,039
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,603,296,057)		3,249,089,316
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(142,229,660)
NET ASSETS - 100%		$ 3,106,859,656
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,416,734 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,082
Fidelity Securities Lending Cash Central Fund	958,376
Total	$ 979,458
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $2,627,117,298. Net unrealized appreciation aggregated $621,972,018, of which $696,907,200 related to appreciated investment securities and $74,935,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Canada Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855814.105

ACAN-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 1.3%
Magna International, Inc. Class A (sub. vtg.)	760,000	$ 39,722,077
Hotels, Restaurants & Leisure - 0.3%
Tim Hortons, Inc. (Canada)	210,300	10,544,519
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	100,000	4,700,221
Cineplex, Inc.	300,000	9,625,025
Corus Entertainment, Inc. Class B (non-vtg.) (d)	550,000	13,752,757
Quebecor, Inc. Class B (sub. vtg.)	200,000	8,429,918
		36,507,921
Multiline Retail - 1.0%
Canadian Tire Ltd. Class A (non-vtg.) (d)	50,000	3,480,048
Dollarama, Inc.	303,467	18,462,380
Hudson's Bay Co. (e)	500,000	8,396,832
		30,339,260
Specialty Retail - 0.7%
Home Depot, Inc.	320,000	21,414,400
RONA, Inc.	150,000	1,821,235
		23,235,635
Textiles, Apparel & Luxury Goods - 1.4%
Gildan Activewear, Inc.	1,070,195	39,389,271
lululemon athletica, Inc. (a)	77,600	5,354,400
		44,743,671
TOTAL CONSUMER DISCRETIONARY		185,093,083
CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	990,200	48,308,735
George Weston Ltd.	50,000	3,602,366
Jean Coutu Group, Inc. Class A (sub. vtg.)	800,000	12,175,657
Loblaw Companies Ltd. (d)	300,000	12,049,328
Metro, Inc. Class A (sub. vtg.)	579,165	35,955,381
		112,091,467
Food Products - 0.7%
Saputo, Inc.	450,000	22,378,183
TOTAL CONSUMER STAPLES		134,469,650
ENERGY - 22.8%
Oil, Gas & Consumable Fuels - 22.8%
ARC Resources Ltd.	300,000	7,059,354
Athabasca Oil Corp. (a)	550,000	5,839,683
Baytex Energy Corp.	450,000	20,690,796
Canadian Natural Resources Ltd.	1,850,000	55,867,255

	Shares	Value
Canadian Oil Sands Ltd.	700,000	$ 14,731,301
Celtic Exploration Ltd. (a)	200,000	5,327,852
Celtic Exploration Ltd. (a)(e)	200,000	5,327,852
Cenovus Energy, Inc.	2,200,000	73,031,883
Crescent Point Energy Corp. (d)	783,400	30,302,358
Crew Energy, Inc. (a)	450,000	2,684,480
Enbridge, Inc.	2,737,800	120,365,480
Encana Corp.	700,000	13,531,181
Imperial Oil Ltd.	450,000	19,761,380
Keyera Corp.	152,302	7,925,079
MEG Energy Corp. (a)	220,000	7,519,350
Nexen, Inc.	600,000	16,049,729
Pacific Rubiales Energy Corp.	500,000	11,665,330
Painted Pony Petroleum Ltd. (a)(e)	113,000	1,132,946
Painted Pony Petroleum Ltd. Class A (a)	50,000	501,303
Pembina Pipeline Corp. (d)	250,000	7,253,860
Penn West Petroleum Ltd.	200,000	2,023,260
Peyto Exploration & Development Corp.	300,000	6,924,002
Phillips 66	120,000	7,268,400
Suncor Energy, Inc.	3,257,600	110,720,513
Surge Energy, Inc. (a)(e)	525,500	1,844,045
Talisman Energy, Inc.	2,000,000	24,984,961
Tourmaline Oil Corp. (a)	600,000	20,362,944
Tourmaline Oil Corp. (a)(e)	80,000	2,715,059
TransCanada Corp.	1,600,000	75,732,906
Trilogy Energy Corp.	100,000	2,841,388
Vermilion Energy, Inc.	500,000	25,646,681
		707,632,611
FINANCIALS - 32.1%
Capital Markets - 0.9%
CI Financial Corp.	1,000,000	26,789,653
Commercial Banks - 22.7%
Bank of Montreal (d)	1,400,000	88,415,881
Bank of Nova Scotia (d)	2,500,000	147,007,219
Canadian Imperial Bank of Commerce	654,600	54,604,692
National Bank of Canada	300,000	23,858,031
Royal Bank of Canada	3,380,000	210,512,933
The Toronto-Dominion Bank (d)	2,163,800	180,692,703
		705,091,459
Consumer Finance - 0.0%
Element Financial Corp. (a)	100,000	795,067
Insurance - 4.0%
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,000	7,178,665
Intact Financial Corp.	660,925	43,509,460
Manulife Financial Corp.	2,600,000	37,537,598
Sun Life Financial, Inc.	1,000,000	29,175,857
The Travelers Companies, Inc.	100,000	7,846,000
		125,247,580
Real Estate Investment Trusts - 2.3%
American Tower Corp.	100,000	7,615,000
Boardwalk (REIT)	200,000	13,164,227
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
H&R REIT/H&R Finance Trust	600,000	$ 14,226,990
RioCan (REIT)	1,300,000	35,035,091
		70,041,308
Real Estate Management & Development - 2.2%
Brookfield Asset Management, Inc. Class A	1,550,000	57,204,231
Brookfield Properties Corp.	700,000	11,530,981
		68,735,212
TOTAL FINANCIALS		996,700,279
HEALTH CARE - 6.6%
Health Care Providers & Services - 2.9%
Catamaran Corp. (a)	1,756,468	91,143,132
Pharmaceuticals - 3.7%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,731,471	114,818,019
TOTAL HEALTH CARE		205,961,151
INDUSTRIALS - 5.1%
Construction & Engineering - 0.1%
SNC-Lavalin Group, Inc.	50,000	2,233,307
Road & Rail - 4.9%
Canadian National Railway Co.	1,000,000	95,979,547
Canadian Pacific	500,000	57,725,085
		153,704,632
Trading Companies & Distributors - 0.1%
Finning International, Inc.	150,000	3,840,987
TOTAL INDUSTRIALS		159,778,926
INFORMATION TECHNOLOGY - 2.4%
Internet Software & Services - 1.1%
eBay, Inc. (a)	300,000	16,779,000
Open Text Corp. (a)	290,407	16,939,923
		33,718,923
IT Services - 1.2%
CGI Group, Inc. Class A (sub. vtg.) (a)	790,000	21,195,508
Visa, Inc. Class A	100,000	15,791,000
		36,986,508

	Shares	Value
Software - 0.1%
Constellation Software, Inc.	30,000	$ 3,759,475
TOTAL INFORMATION TECHNOLOGY		74,464,906
MATERIALS - 12.3%
Chemicals - 1.4%
Agrium, Inc.	280,000	31,764,588
Methanex Corp.	300,000	10,789,052
		42,553,640
Metals & Mining - 9.6%
Agnico-Eagle Mines Ltd. (Canada)	650,000	29,736,816
Alamos Gold, Inc.	150,000	2,305,494
Barrick Gold Corp.	1,230,000	39,166,633
Copper Mountain Mining Corp. (a)	390,000	1,372,468
Eldorado Gold Corp.	1,605,000	17,942,400
First Majestic Silver Corp. (a)	100,000	1,826,750
First Quantum Minerals Ltd.	1,530,000	30,848,506
Franco-Nevada Corp.	500,000	26,724,484
Goldcorp, Inc.	1,350,000	47,549,128
Harry Winston Diamond Corp. (a)	100,000	1,475,837
Inmet Mining Corp.	100,000	7,218,769
New Gold, Inc. (a)	1,000,000	9,715,260
Silver Wheaton Corp.	725,900	25,261,669
Tahoe Resources, Inc. (a)	150,000	2,419,791
Teck Resources Ltd. Class B (sub. vtg.)	600,000	21,866,854
Yamana Gold, Inc.	2,100,000	34,319,230
		299,750,089
Paper & Forest Products - 1.3%
Norbord, Inc. (a)	650,000	19,062,061
West Fraser Timber Co. Ltd.	250,000	20,069,681
		39,131,742
TOTAL MATERIALS		381,435,471
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 4.3%
BCE, Inc.	1,550,000	68,859,535
Manitoba Telecom Services, Inc.	50,000	1,663,826
TELUS Corp.	950,000	64,187,387
		134,710,748
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. Class B (non-vtg.)	1,100,000	51,117,907
TOTAL TELECOMMUNICATION SERVICES		185,828,655
UTILITIES - 0.2%
Electric Utilities - 0.2%
Fortis, Inc. (d)	150,000	5,209,545
TOTAL COMMON STOCKS (Cost $2,390,781,018)		3,036,574,277
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	74,624,179	$ 74,624,179
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	137,890,860	137,890,860
TOTAL MONEY MARKET FUNDS (Cost $212,515,039)		212,515,039
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,603,296,057)		3,249,089,316
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(142,229,660)
NET ASSETS - 100%		$ 3,106,859,656
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,416,734 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,082
Fidelity Securities Lending Cash Central Fund	958,376
Total	$ 979,458
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $2,627,117,298. Net unrealized appreciation aggregated $621,972,018, of which $696,907,200 related to appreciated investment securities and $74,935,182 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

January 31, 2013

1.813032.108

HKC-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Automobiles - 2.1%
Brilliance China Automotive Holdings Ltd. (a)	5,190,000	$ 6,973,180
Chongqing Changan Automobile Co. Ltd. (B Shares)	22,022,427	21,666,338
Geely Automobile Holdings Ltd.	9,485,000	4,953,226
		33,592,744
Hotels, Restaurants & Leisure - 5.2%
Galaxy Entertainment Group Ltd. (a)	3,163,000	14,254,178
Hotel Shilla Co.	61,900	2,608,537
Las Vegas Sands Corp.	149,400	8,254,350
Melco International Development Ltd.	5,125,000	8,260,373
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	403,400	8,455,264
Sands China Ltd.	4,499,000	22,682,376
SJM Holdings Ltd.	2,601,000	7,093,270
Tsui Wah Holdings Ltd.	8,536,000	3,522,088
Wynn Macau Ltd. (a)	2,610,800	7,321,982
		82,452,418
Household Durables - 2.0%
Skyworth Digital Holdings Ltd.	18,426,000	11,214,215
Techtronic Industries Co. Ltd.	9,863,500	19,967,629
		31,181,844
Leisure Equipment & Products - 0.7%
Merida Industry Co. Ltd.	2,303,450	10,530,503
Media - 0.8%
Television Broadcasts Ltd.	1,626,000	11,992,573
Multiline Retail - 0.7%
Lifestyle International Holdings Ltd.	1,753,500	4,503,922
Springland International Holdings Ltd.	11,629,000	6,957,547
		11,461,469
Specialty Retail - 0.8%
Baoxin Auto Group Ltd. (a)	6,117,000	6,349,363
Chow Tai Fook Jewellery Group Ltd.	2,386,200	3,802,954
Luk Fook Holdings International Ltd.	943,000	3,307,321
		13,459,638
Textiles, Apparel & Luxury Goods - 2.6%
Anta Sports Products Ltd.	7,581,000	7,077,190
ECLAT Textile Co. Ltd.	1,617,000	6,844,734
Prada SpA	1,469,700	13,208,615
Shenzhou International Group Holdings Ltd.	5,446,000	13,229,832
		40,360,371
TOTAL CONSUMER DISCRETIONARY		235,031,560

	Shares	Value
CONSUMER STAPLES - 1.1%
Food Products - 0.6%
Uni-President China Holdings Ltd.	152,000	$ 178,157
Want Want China Holdings Ltd.	7,227,000	9,598,228
		9,776,385
Personal Products - 0.5%
Hengan International Group Co. Ltd.	676,500	6,786,458
TOTAL CONSUMER STAPLES		16,562,843
ENERGY - 2.9%
Energy Equipment & Services - 1.0%
Anton Oilfield Services Group	10,132,000	4,833,845
China Oilfield Services Ltd. (H Shares)	3,520,000	7,625,139
SPT Energy Group, Inc.	6,140,000	2,865,977
		15,324,961
Oil, Gas & Consumable Fuels - 1.9%
China Shenhua Energy Co. Ltd. (H Shares)	2,096,000	9,013,281
Kunlun Energy Co. Ltd.	5,974,000	12,417,268
Sinopec Kantons Holdings Ltd.	11,220,000	9,519,509
		30,950,058
TOTAL ENERGY		46,275,019
FINANCIALS - 32.2%
Capital Markets - 0.9%
CITIC Securities Co. Ltd. (H Shares)	4,684,000	12,502,102
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,415,072
		13,917,174
Commercial Banks - 11.9%
Agricultural Bank of China Ltd. (H Shares)	10,383,000	5,649,774
BOC Hong Kong (Holdings) Ltd.	10,152,000	35,016,376
China Construction Bank Corp. (H Shares)	75,161,000	64,835,739
Industrial & Commercial Bank of China Ltd. (H Shares)	90,639,000	68,253,315
Wing Hang Bank Ltd.	904,500	9,481,890
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 8/20/13 (a)	1,351,900	5,543,425
		188,780,519
Insurance - 6.8%
AIA Group Ltd.	13,385,800	53,247,019
China Life Insurance Co. Ltd. (H Shares)	9,332,000	31,144,933
China Pacific Insurance Group Co. Ltd. (H Shares)	5,918,400	23,122,923
		107,514,875
Real Estate Management & Development - 12.6%
Cheung Kong Holdings Ltd.	2,160,000	35,427,186
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
China Overseas Land and Investment Ltd.	11,690,000	$ 36,251,451
Guangzhou R&F Properties Co. Ltd. (H Shares)	6,116,400	11,104,380
Hopson Development Holdings Ltd. (a)	16,526,000	34,009,201
Hysan Development Co. Ltd.	1,336,000	6,727,029
KWG Property Holding Ltd.	9,404,500	7,130,317
Longfor Properties Co. Ltd.	7,217,500	13,531,533
New World Development Co. Ltd.	6,432,000	11,826,639
Shimao Property Holdings Ltd.	3,908,500	8,638,070
Sun Hung Kai Properties Ltd.	1,282,000	21,043,221
Wharf Holdings Ltd.	1,448,000	12,789,540
		198,478,567
TOTAL FINANCIALS		508,691,135
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
China Medical System Holdings Ltd.	9,846,000	8,455,316
INDUSTRIALS - 6.8%
Construction & Engineering - 1.7%
China Communications Construction Co. Ltd. (H Shares)	4,803,000	4,873,973
China Railway Group Ltd. (H Shares)	8,253,000	4,703,595
China State Construction International Holdings Ltd.	13,696,000	17,977,832
		27,555,400
Electrical Equipment - 0.4%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,912,000	6,126,467
Industrial Conglomerates - 1.7%
Hutchison Whampoa Ltd.	2,358,000	26,360,807
Machinery - 0.0%
HIWIN Technologies Corp.	38,400	308,188
Marine - 2.2%
China Shipping Development Co. Ltd. (H Shares)	13,444,000	7,402,053
Orient Overseas International Ltd.	2,006,500	14,061,593
Pacific Basin Shipping Ltd.	22,304,000	12,970,452
		34,434,098
Road & Rail - 0.6%
MTR Corp. Ltd.	2,265,000	9,345,746
Transportation Infrastructure - 0.2%
Jiangsu Expressway Co. Ltd. (H Shares)	3,524,000	3,635,145
TOTAL INDUSTRIALS		107,765,851

	Shares	Value
INFORMATION TECHNOLOGY - 21.2%
Computers & Peripherals - 1.7%
Lenovo Group Ltd.	22,344,000	$ 23,250,391
Quanta Computer, Inc.	1,391,000	3,245,510
		26,495,901
Electronic Equipment & Components - 3.1%
Chroma ATE, Inc.	1,938,000	4,154,263
Delta Electronics, Inc.	1,475,000	5,344,565
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,711,047	27,755,244
TPK Holding Co. Ltd. GDR (Reg. S)	727,542	12,515,792
		49,769,864
Internet Software & Services - 5.1%
SINA Corp. (a)	241,100	13,243,623
Tencent Holdings Ltd.	1,913,600	66,966,377
		80,210,000
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Semiconductor Engineering, Inc. sponsored ADR	1,694,111	6,759,503
ASM Pacific Technology Ltd.	283,900	3,587,462
Chipbond Technology Corp.	6,084,000	12,526,488
Inotera Memories, Inc. (a)	42,209,000	7,075,332
Kinsus Interconnect Technology Corp.	2,131,000	6,682,377
MediaTek, Inc.	1,904,000	20,826,007
Novatek Microelectronics Corp.	2,979,000	11,853,454
Samsung Electronics Co. Ltd.	7,687	10,230,396
Taiwan Semiconductor Manufacturing Co. Ltd.	28,667,796	98,224,993
		177,766,012
Software - 0.0%
NetDragon WebSoft, Inc.	464,000	621,028
TOTAL INFORMATION TECHNOLOGY		334,862,805
MATERIALS - 9.1%
Chemicals - 1.3%
Formosa Chemicals & Fibre Corp.	3,220,000	8,745,140
Fufeng Group Ltd.	8,861,000	4,227,467
Taiwan Fertilizer Co. Ltd.	3,015,000	7,473,688
		20,446,295
Construction Materials - 5.2%
Anhui Conch Cement Co. Ltd. (H Shares)	6,649,500	26,107,909
BBMG Corp. (H Shares)	16,845,000	15,725,533
China National Building Materials Co. Ltd. (H Shares)	18,266,000	29,158,145
China Resources Cement Holdings Ltd.	7,698,000	4,933,216
Taiwan Cement Corp.	4,629,000	6,254,558
		82,179,361
Metals & Mining - 1.2%
Jiangxi Copper Co. Ltd. (H Shares)	6,914,000	18,766,240
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 1.4%
Lee & Man Paper Manufacturing Ltd.	15,012,000	$ 10,123,625
Nine Dragons Paper (Holdings) Ltd.	13,664,000	11,980,710
		22,104,335
TOTAL MATERIALS		143,496,231
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.1%
HKT Trust / HKT Ltd. unit	1,823,000	1,699,498
Wireless Telecommunication Services - 2.4%
China Mobile Ltd.	2,256,500	24,673,028
Far EasTone Telecommunications Co. Ltd.	4,906,000	12,476,823
		37,149,851
TOTAL TELECOMMUNICATION SERVICES		38,849,349
UTILITIES - 3.4%
Electric Utilities - 0.7%
Power Assets Holdings Ltd.	1,173,500	10,168,296
Independent Power Producers & Energy Traders - 2.7%
China Resources Power Holdings Co. Ltd.	2,084,000	5,763,958
Huaneng Power International, Inc. (H Shares)	35,942,000	37,046,667
		42,810,625
TOTAL UTILITIES		52,978,921
TOTAL COMMON STOCKS (Cost $1,097,864,101)		1,492,969,030
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	78,898,461	$ 78,898,461
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,584,448	5,584,448
TOTAL MONEY MARKET FUNDS (Cost $84,482,909)		84,482,909
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,182,347,010)		1,577,451,939
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,225,449
NET ASSETS - 100%		$ 1,578,677,388
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,257
Fidelity Securities Lending Cash Central Fund	2,118
Total	$ 22,375
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 235,031,560	$ 235,031,560	$ -	$ -
Consumer Staples	16,562,843	16,562,843	-	-
Energy	46,275,019	46,275,019	-	-
Financials	508,691,135	470,587,705	38,103,430	-
Health Care	8,455,316	8,455,316	-	-
Industrials	107,765,851	107,765,851	-	-
Information Technology	334,862,805	236,637,812	98,224,993	-
Materials	143,496,231	143,496,231	-	-
Telecommunication Services	38,849,349	14,176,321	24,673,028	-
Utilities	52,978,921	15,932,254	37,046,667	-
Money Market Funds	84,482,909	84,482,909	-	-
Total Investments in Securities:	$ 1,577,451,939	$ 1,379,403,821	$ 198,048,118	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,187,297,798. Net unrealized appreciation aggregated $390,154,141, of which $402,079,793 related to appreciated investment securities and $11,925,652 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861467.104

AHKC-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Automobiles - 2.1%
Brilliance China Automotive Holdings Ltd. (a)	5,190,000	$ 6,973,180
Chongqing Changan Automobile Co. Ltd. (B Shares)	22,022,427	21,666,338
Geely Automobile Holdings Ltd.	9,485,000	4,953,226
		33,592,744
Hotels, Restaurants & Leisure - 5.2%
Galaxy Entertainment Group Ltd. (a)	3,163,000	14,254,178
Hotel Shilla Co.	61,900	2,608,537
Las Vegas Sands Corp.	149,400	8,254,350
Melco International Development Ltd.	5,125,000	8,260,373
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	403,400	8,455,264
Sands China Ltd.	4,499,000	22,682,376
SJM Holdings Ltd.	2,601,000	7,093,270
Tsui Wah Holdings Ltd.	8,536,000	3,522,088
Wynn Macau Ltd. (a)	2,610,800	7,321,982
		82,452,418
Household Durables - 2.0%
Skyworth Digital Holdings Ltd.	18,426,000	11,214,215
Techtronic Industries Co. Ltd.	9,863,500	19,967,629
		31,181,844
Leisure Equipment & Products - 0.7%
Merida Industry Co. Ltd.	2,303,450	10,530,503
Media - 0.8%
Television Broadcasts Ltd.	1,626,000	11,992,573
Multiline Retail - 0.7%
Lifestyle International Holdings Ltd.	1,753,500	4,503,922
Springland International Holdings Ltd.	11,629,000	6,957,547
		11,461,469
Specialty Retail - 0.8%
Baoxin Auto Group Ltd. (a)	6,117,000	6,349,363
Chow Tai Fook Jewellery Group Ltd.	2,386,200	3,802,954
Luk Fook Holdings International Ltd.	943,000	3,307,321
		13,459,638
Textiles, Apparel & Luxury Goods - 2.6%
Anta Sports Products Ltd.	7,581,000	7,077,190
ECLAT Textile Co. Ltd.	1,617,000	6,844,734
Prada SpA	1,469,700	13,208,615
Shenzhou International Group Holdings Ltd.	5,446,000	13,229,832
		40,360,371
TOTAL CONSUMER DISCRETIONARY		235,031,560

	Shares	Value
CONSUMER STAPLES - 1.1%
Food Products - 0.6%
Uni-President China Holdings Ltd.	152,000	$ 178,157
Want Want China Holdings Ltd.	7,227,000	9,598,228
		9,776,385
Personal Products - 0.5%
Hengan International Group Co. Ltd.	676,500	6,786,458
TOTAL CONSUMER STAPLES		16,562,843
ENERGY - 2.9%
Energy Equipment & Services - 1.0%
Anton Oilfield Services Group	10,132,000	4,833,845
China Oilfield Services Ltd. (H Shares)	3,520,000	7,625,139
SPT Energy Group, Inc.	6,140,000	2,865,977
		15,324,961
Oil, Gas & Consumable Fuels - 1.9%
China Shenhua Energy Co. Ltd. (H Shares)	2,096,000	9,013,281
Kunlun Energy Co. Ltd.	5,974,000	12,417,268
Sinopec Kantons Holdings Ltd.	11,220,000	9,519,509
		30,950,058
TOTAL ENERGY		46,275,019
FINANCIALS - 32.2%
Capital Markets - 0.9%
CITIC Securities Co. Ltd. (H Shares)	4,684,000	12,502,102
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,415,072
		13,917,174
Commercial Banks - 11.9%
Agricultural Bank of China Ltd. (H Shares)	10,383,000	5,649,774
BOC Hong Kong (Holdings) Ltd.	10,152,000	35,016,376
China Construction Bank Corp. (H Shares)	75,161,000	64,835,739
Industrial & Commercial Bank of China Ltd. (H Shares)	90,639,000	68,253,315
Wing Hang Bank Ltd.	904,500	9,481,890
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 8/20/13 (a)	1,351,900	5,543,425
		188,780,519
Insurance - 6.8%
AIA Group Ltd.	13,385,800	53,247,019
China Life Insurance Co. Ltd. (H Shares)	9,332,000	31,144,933
China Pacific Insurance Group Co. Ltd. (H Shares)	5,918,400	23,122,923
		107,514,875
Real Estate Management & Development - 12.6%
Cheung Kong Holdings Ltd.	2,160,000	35,427,186
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
China Overseas Land and Investment Ltd.	11,690,000	$ 36,251,451
Guangzhou R&F Properties Co. Ltd. (H Shares)	6,116,400	11,104,380
Hopson Development Holdings Ltd. (a)	16,526,000	34,009,201
Hysan Development Co. Ltd.	1,336,000	6,727,029
KWG Property Holding Ltd.	9,404,500	7,130,317
Longfor Properties Co. Ltd.	7,217,500	13,531,533
New World Development Co. Ltd.	6,432,000	11,826,639
Shimao Property Holdings Ltd.	3,908,500	8,638,070
Sun Hung Kai Properties Ltd.	1,282,000	21,043,221
Wharf Holdings Ltd.	1,448,000	12,789,540
		198,478,567
TOTAL FINANCIALS		508,691,135
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
China Medical System Holdings Ltd.	9,846,000	8,455,316
INDUSTRIALS - 6.8%
Construction & Engineering - 1.7%
China Communications Construction Co. Ltd. (H Shares)	4,803,000	4,873,973
China Railway Group Ltd. (H Shares)	8,253,000	4,703,595
China State Construction International Holdings Ltd.	13,696,000	17,977,832
		27,555,400
Electrical Equipment - 0.4%
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,912,000	6,126,467
Industrial Conglomerates - 1.7%
Hutchison Whampoa Ltd.	2,358,000	26,360,807
Machinery - 0.0%
HIWIN Technologies Corp.	38,400	308,188
Marine - 2.2%
China Shipping Development Co. Ltd. (H Shares)	13,444,000	7,402,053
Orient Overseas International Ltd.	2,006,500	14,061,593
Pacific Basin Shipping Ltd.	22,304,000	12,970,452
		34,434,098
Road & Rail - 0.6%
MTR Corp. Ltd.	2,265,000	9,345,746
Transportation Infrastructure - 0.2%
Jiangsu Expressway Co. Ltd. (H Shares)	3,524,000	3,635,145
TOTAL INDUSTRIALS		107,765,851

	Shares	Value
INFORMATION TECHNOLOGY - 21.2%
Computers & Peripherals - 1.7%
Lenovo Group Ltd.	22,344,000	$ 23,250,391
Quanta Computer, Inc.	1,391,000	3,245,510
		26,495,901
Electronic Equipment & Components - 3.1%
Chroma ATE, Inc.	1,938,000	4,154,263
Delta Electronics, Inc.	1,475,000	5,344,565
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,711,047	27,755,244
TPK Holding Co. Ltd. GDR (Reg. S)	727,542	12,515,792
		49,769,864
Internet Software & Services - 5.1%
SINA Corp. (a)	241,100	13,243,623
Tencent Holdings Ltd.	1,913,600	66,966,377
		80,210,000
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Semiconductor Engineering, Inc. sponsored ADR	1,694,111	6,759,503
ASM Pacific Technology Ltd.	283,900	3,587,462
Chipbond Technology Corp.	6,084,000	12,526,488
Inotera Memories, Inc. (a)	42,209,000	7,075,332
Kinsus Interconnect Technology Corp.	2,131,000	6,682,377
MediaTek, Inc.	1,904,000	20,826,007
Novatek Microelectronics Corp.	2,979,000	11,853,454
Samsung Electronics Co. Ltd.	7,687	10,230,396
Taiwan Semiconductor Manufacturing Co. Ltd.	28,667,796	98,224,993
		177,766,012
Software - 0.0%
NetDragon WebSoft, Inc.	464,000	621,028
TOTAL INFORMATION TECHNOLOGY		334,862,805
MATERIALS - 9.1%
Chemicals - 1.3%
Formosa Chemicals & Fibre Corp.	3,220,000	8,745,140
Fufeng Group Ltd.	8,861,000	4,227,467
Taiwan Fertilizer Co. Ltd.	3,015,000	7,473,688
		20,446,295
Construction Materials - 5.2%
Anhui Conch Cement Co. Ltd. (H Shares)	6,649,500	26,107,909
BBMG Corp. (H Shares)	16,845,000	15,725,533
China National Building Materials Co. Ltd. (H Shares)	18,266,000	29,158,145
China Resources Cement Holdings Ltd.	7,698,000	4,933,216
Taiwan Cement Corp.	4,629,000	6,254,558
		82,179,361
Metals & Mining - 1.2%
Jiangxi Copper Co. Ltd. (H Shares)	6,914,000	18,766,240
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 1.4%
Lee & Man Paper Manufacturing Ltd.	15,012,000	$ 10,123,625
Nine Dragons Paper (Holdings) Ltd.	13,664,000	11,980,710
		22,104,335
TOTAL MATERIALS		143,496,231
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.1%
HKT Trust / HKT Ltd. unit	1,823,000	1,699,498
Wireless Telecommunication Services - 2.4%
China Mobile Ltd.	2,256,500	24,673,028
Far EasTone Telecommunications Co. Ltd.	4,906,000	12,476,823
		37,149,851
TOTAL TELECOMMUNICATION SERVICES		38,849,349
UTILITIES - 3.4%
Electric Utilities - 0.7%
Power Assets Holdings Ltd.	1,173,500	10,168,296
Independent Power Producers & Energy Traders - 2.7%
China Resources Power Holdings Co. Ltd.	2,084,000	5,763,958
Huaneng Power International, Inc. (H Shares)	35,942,000	37,046,667
		42,810,625
TOTAL UTILITIES		52,978,921
TOTAL COMMON STOCKS (Cost $1,097,864,101)		1,492,969,030
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	78,898,461	$ 78,898,461
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,584,448	5,584,448
TOTAL MONEY MARKET FUNDS (Cost $84,482,909)		84,482,909
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,182,347,010)		1,577,451,939
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,225,449
NET ASSETS - 100%		$ 1,578,677,388
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,257
Fidelity Securities Lending Cash Central Fund	2,118
Total	$ 22,375
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 235,031,560	$ 235,031,560	$ -	$ -
Consumer Staples	16,562,843	16,562,843	-	-
Energy	46,275,019	46,275,019	-	-
Financials	508,691,135	470,587,705	38,103,430	-
Health Care	8,455,316	8,455,316	-	-
Industrials	107,765,851	107,765,851	-	-
Information Technology	334,862,805	236,637,812	98,224,993	-
Materials	143,496,231	143,496,231	-	-
Telecommunication Services	38,849,349	14,176,321	24,673,028	-
Utilities	52,978,921	15,932,254	37,046,667	-
Money Market Funds	84,482,909	84,482,909	-	-
Total Investments in Securities:	$ 1,577,451,939	$ 1,379,403,821	$ 198,048,118	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,187,297,798. Net unrealized appreciation aggregated $390,154,141, of which $402,079,793 related to appreciated investment securities and $11,925,652 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

January 31, 2013

1.813063.108

DIF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 4.2%
Australia & New Zealand Banking Group Ltd.	6,198,944	$ 171,819,998
BHP Billiton Ltd. sponsored ADR (d)	6,848,464	539,111,086
CSL Ltd.	1,727,496	98,970,719
Origin Energy Ltd.	2,762,585	36,269,569
Spark Infrastructure Group unit	15,030,146	27,506,880
Telstra Corp. Ltd.	15,200,454	72,914,753
Westfield Group unit	4,443,191	51,800,960
TOTAL AUSTRALIA		998,393,965
Bailiwick of Guernsey - 0.8%
Resolution Ltd.	46,076,119	191,826,404
Bailiwick of Jersey - 1.1%
Experian PLC	9,187,472	157,516,085
Randgold Resources Ltd. sponsored ADR	380,600	35,837,296
WPP PLC	3,752,709	58,925,238
TOTAL BAILIWICK OF JERSEY		252,278,619
Belgium - 2.3%
Anheuser-Busch InBev SA NV	4,913,430	432,325,773
Anheuser-Busch InBev SA NV (strip VVPR)	5,250,900	7,130
KBC Groupe SA	1,888,097	74,435,813
UCB SA	410,500	23,696,879
TOTAL BELGIUM		530,465,595
Bermuda - 0.2%
Bunge Ltd.	462,100	36,810,886
Brazil - 0.8%
Anhanguera Educacional Participacoes SA	2,044,400	39,782,308
BR Malls Participacoes SA	1,759,600	22,779,766
Estacio Participacoes SA	1,932,965	42,807,019
Qualicorp SA (a)	4,271,100	44,183,423
Souza Cruz SA	2,858,900	47,304,971
TOTAL BRAZIL		196,857,487
British Virgin Islands - 0.1%
Mail.ru Group Ltd. GDR (Reg. S)	517,500	17,217,225
Canada - 3.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,557,300	75,975,755
Canadian Natural Resources Ltd.	3,397,900	102,611,538
Catamaran Corp. (a)	669,700	34,750,736
CGI Group, Inc. Class A (sub. vtg.) (a)	2,544,700	68,273,684
Fairfax Financial Holdings Ltd. (sub. vtg.)	161,600	58,003,609
Franco-Nevada Corp.	853,100	45,597,314
Goldcorp, Inc.	1,184,900	41,734,046
Painted Pony Petroleum Ltd. (a)(e)(f)	2,485,600	24,920,794
Painted Pony Petroleum Ltd. Class A (a)(e)	3,983,070	39,934,530
PetroBakken Energy Ltd.	3,199,375	28,227,893
Petrominerales Ltd.	1,377,875	12,267,425

	Shares	Value
Suncor Energy, Inc.	3,662,400	$ 124,479,005
Tourmaline Oil Corp. (a)	1,416,200	48,063,335
TransForce, Inc. (d)	658,200	14,617,135
TOTAL CANADA		719,456,799
Cayman Islands - 1.8%
Baidu.com, Inc. sponsored ADR (a)	1,158,900	125,508,870
Belle International Holdings Ltd.	21,358,000	47,478,134
Hengan International Group Co. Ltd.	9,291,500	93,209,725
New Oriental Education & Technology Group, Inc. sponsored ADR (d)	1,600,900	27,327,363
Pactera Technology International Ltd. ADR	2,022,643	16,241,823
Sands China Ltd.	24,170,400	121,858,658
TOTAL CAYMAN ISLANDS		431,624,573
China - 0.6%
China Pacific Insurance Group Co. Ltd. (H Shares)	17,858,800	69,773,531
Ping An Insurance Group Co. China Ltd. (H Shares)	7,912,500	70,958,864
TOTAL CHINA		140,732,395
Denmark - 2.6%
Novo Nordisk A/S Series B	3,265,639	601,178,348
France - 7.9%
Alstom SA	575,549	25,546,595
Arkema SA	862,900	98,418,232
BNP Paribas SA	2,523,276	158,320,273
Bureau Veritas SA	853,700	102,248,962
Dassault Aviation SA (d)	33,565	39,194,119
Dassault Systemes SA	206,000	22,902,393
Edenred SA	2,055,390	65,890,990
Essilor International SA	1,506,168	153,564,675
JCDecaux SA	1,605,200	44,909,433
LVMH Moet Hennessy - Louis Vuitton SA	759,368	143,164,052
PPR SA (d)	1,106,900	238,067,093
Publicis Groupe SA	1,308,000	85,700,996
Sanofi SA	6,424,876	626,336,447
Schneider Electric SA	784,600	59,765,006
TOTAL FRANCE		1,864,029,266
Germany - 7.7%
adidas AG	1,665,380	154,782,766
Allianz AG	1,025,209	146,650,232
BASF AG	3,028,956	307,055,411
Bayer AG	3,101,862	306,106,954
Brenntag AG	241,300	34,385,518
CompuGROUP Holding AG	1,182,900	26,027,525
Deutsche Post AG	2,165,087	50,843,065
ElringKlinger AG	1,020,828	36,086,600
Fresenius SE & Co. KGaA	1,254,800	152,742,751
GFK AG	1,387,800	80,330,047
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	1,151,929	$ 210,213,588
SAP AG	3,739,286	306,648,553
TOTAL GERMANY		1,811,873,010
Hong Kong - 1.4%
AIA Group Ltd.	44,787,200	178,157,815
Galaxy Entertainment Group Ltd. (a)	23,383,000	105,376,363
Henderson Land Development Co. Ltd.	6,169,400	44,388,751
TOTAL HONG KONG		327,922,929
India - 2.3%
Apollo Hospitals Enterprise Ltd.	1,559,765	23,670,952
Axis Bank Ltd.	1,612,060	45,544,666
Bajaj Auto Ltd.	907,776	34,541,494
HDFC Bank Ltd.	11,229,284	135,681,167
Housing Development Finance Corp. Ltd. (a)	7,489,994	110,581,975
ITC Ltd.	13,515,862	78,050,772
Mahindra & Mahindra Financial Services Ltd.	2,167,276	42,173,909
Shriram Transport Finance Co. Ltd.	1,982,796	29,394,881
United Spirits Ltd. (a)	1,328,805	45,006,020
TOTAL INDIA		544,645,836
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	30,365,000	24,893,107
Ireland - 0.8%
Accenture PLC Class A	1,150,200	82,687,878
Elan Corp. PLC sponsored ADR (a)	4,084,100	42,923,891
Ryanair Holdings PLC sponsored ADR	1,315,900	51,254,305
TOTAL IRELAND		176,866,074
Isle of Man - 0.0%
3Legs Resources PLC (a)(e)	6,177,584	3,453,671
Italy - 1.5%
ENI SpA	4,067,500	101,596,163
Fiat Industrial SpA	3,887,392	50,064,684
Prada SpA	7,151,000	64,268,084
Prysmian SpA	754,000	16,134,792
Saipem SpA	2,355,372	66,840,794
UniCredit SpA (a)	10,143,700	65,504,939
TOTAL ITALY		364,409,456
Japan - 13.8%
ABC-Mart, Inc.	1,076,900	40,982,142
AEON Credit Service Co. Ltd.	938,500	19,438,121
Aozora Bank Ltd.	18,704,000	52,566,329
Calbee, Inc. (d)	790,300	64,990,497
Cosmos Pharmaceutical Corp.	232,500	24,891,191
Credit Saison Co. Ltd.	3,753,200	79,336,602

	Shares	Value
Don Quijote Co. Ltd.	3,234,900	$ 128,766,318
Fanuc Corp.	557,900	86,938,323
Fast Retailing Co. Ltd.	264,700	69,702,838
Hitachi Ltd.	39,510,000	234,178,139
Honda Motor Co. Ltd.	8,004,300	302,556,082
Hoya Corp.	4,646,700	89,686,976
Japan Tobacco, Inc.	10,242,400	318,881,434
JSR Corp.	5,086,800	100,462,144
Keyence Corp.	714,210	198,146,511
LIXIL Group Corp.	2,436,300	56,588,126
Mitsubishi UFJ Financial Group, Inc.	16,874,900	95,969,960
Nitto Denko Corp.	950,300	53,622,921
ORIX Corp.	3,468,290	370,552,717
Rakuten, Inc.	24,077,100	219,852,135
Seven & i Holdings Co., Ltd.	3,620,100	110,133,066
Seven Bank Ltd.	10,261,400	24,799,272
SHIMANO, Inc.	1,070,100	73,021,204
SMC Corp.	714,100	123,539,417
Softbank Corp.	4,071,600	145,151,905
Suzuki Motor Corp.	1,756,900	45,975,851
Tsuruha Holdings, Inc.	415,800	34,829,985
Unicharm Corp.	1,013,000	53,726,830
Yahoo! Japan Corp.	65,755	25,850,426
TOTAL JAPAN		3,245,137,462
Korea (South) - 2.6%
AMOREPACIFIC Corp.	57,991	58,363,555
Hotel Shilla Co.	538,320	22,685,423
Hyundai Motor Co.	164,648	31,022,539
LG Household & Health Care Ltd.	59,599	33,250,232
NHN Corp.	397,787	88,111,916
Orion Corp.	134,886	126,082,510
Samsung Electronics Co. Ltd.	195,184	259,764,497
TOTAL KOREA (SOUTH)		619,280,672
Luxembourg - 0.1%
Eurofins Scientific SA	101,700	18,172,415
Mexico - 0.6%
America Movil S.A.B. de CV Series L sponsored ADR	1,427,700	35,920,932
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	566,500	61,119,685
Mexichem SAB de CV	9,739,300	55,090,247
TOTAL MEXICO		152,130,864
Netherlands - 2.7%
AEGON NV	25,624,900	171,079,921
ASML Holding NV (Netherlands)	1,387,617	104,092,288
D.E. Master Blenders 1753 NV (a)	7,368,227	90,901,601
Heineken NV (Bearer)	704,100	49,512,637
Koninklijke KPN NV	7,844,056	44,157,633
Common Stocks - continued
	Shares	Value
Netherlands - continued
NXP Semiconductors NV (a)	2,108,683	$ 63,239,403
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,971,500	120,393,968
TOTAL NETHERLANDS		643,377,451
Norway - 1.1%
DnB NOR ASA	4,496,509	62,884,784
Telenor ASA	8,765,200	193,341,741
TOTAL NORWAY		256,226,525
Russia - 0.3%
Magnit OJSC	93,951	17,690,161
Sberbank (Savings Bank of the Russian Federation) (a)	17,144,700	62,484,583
TOTAL RUSSIA		80,174,744
Singapore - 0.3%
Avago Technologies Ltd.	613,700	21,952,049
United Overseas Bank Ltd.	3,027,000	46,102,654
TOTAL SINGAPORE		68,054,703
South Africa - 0.7%
Life Healthcare Group Holdings Ltd.	6,906,900	24,292,039
Nampak Ltd.	12,627,500	44,312,961
Naspers Ltd. Class N	1,088,699	70,449,990
Tiger Brands Ltd.	899,000	29,598,321
TOTAL SOUTH AFRICA		168,653,311
Spain - 3.3%
Amadeus IT Holding SA Class A	2,352,800	59,020,823
Banco Bilbao Vizcaya Argentaria SA	6,647,845	66,091,415
Grifols SA ADR	2,865,272	76,244,888
Inditex SA	2,827,641	396,223,083
Prosegur Compania de Seguridad SA (Reg.)	17,179,593	107,301,676
Repsol YPF SA	2,016,940	45,036,296
Telefonica SA	1,915,821	27,727,650
TOTAL SPAIN		777,645,831
Sweden - 1.4%
ASSA ABLOY AB (B Shares)	1,310,200	49,046,077
Atlas Copco AB (A Shares)	1,218,000	34,732,402
Svenska Handelsbanken AB (A Shares)	2,249,000	91,971,343
Swedbank AB (A Shares)	2,244,700	52,958,941
Swedish Match Co. AB	1,956,600	73,428,087
Volvo AB (B Shares)	1,568,000	23,207,342
TOTAL SWEDEN		325,344,192
Switzerland - 6.0%
Nestle SA	6,351,015	445,942,375
Novartis AG	1,430,770	97,258,687
Roche Holding AG (participation certificate)	421,264	93,228,471
Schindler Holding AG (Reg.)	766,553	110,849,266

	Shares	Value
SGS SA (Reg.)	23,520	$ 56,031,383
Syngenta AG (Switzerland)	570,230	245,220,481
UBS AG	14,857,511	258,039,863
Zurich Insurance Group AG	403,865	116,182,470
TOTAL SWITZERLAND		1,422,752,996
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,221,700	110,372,958
United Kingdom - 15.7%
Aggreko PLC	652,600	16,529,327
Associated British Foods PLC	1,441,500	39,985,971
Barclays PLC	21,991,261	105,581,407
Barratt Developments PLC (a)	4,833,700	16,681,756
BG Group PLC	3,592,279	63,810,371
British American Tobacco PLC sponsored ADR	1,927,400	200,256,860
Bunzl PLC	472,870	8,497,181
Capita Group PLC	4,091,300	51,066,870
Compass Group PLC	2,313,400	28,031,561
Domino's Pizza UK & IRL PLC	3,501,400	28,571,319
Filtrona PLC	3,799,388	34,708,777
GlaxoSmithKline PLC	13,107,900	299,829,464
Hikma Pharmaceuticals PLC	2,774,045	35,483,059
HSBC Holdings PLC sponsored ADR (d)	9,542,200	542,569,492
IMI PLC	1,052,900	19,537,823
Imperial Tobacco Group PLC	2,622,547	97,536,982
InterContinental Hotel Group PLC	2,038,600	59,833,583
Kingfisher PLC	9,822,600	42,015,602
Lloyds Banking Group PLC (a)	119,880,600	98,124,005
Meggitt PLC	8,046,700	55,514,988
Next PLC	3,219,000	207,174,455
Persimmon PLC	1,700,800	22,726,175
Prudential PLC	3,192,729	48,465,385
PZ Cussons PLC Class L (d)	2,710,800	16,715,791
Reckitt Benckiser Group PLC	4,600,687	306,606,898
Rolls-Royce Group PLC	8,032,400	120,514,596
Rolls-Royce Group PLC (C Shares)	1,080,940,400	1,714,371
Royal Dutch Shell PLC Class B sponsored ADR	7,151,237	520,037,955
Serco Group PLC	4,949,706	43,529,546
Smith & Nephew PLC	2,087,400	24,069,891
Standard Chartered PLC (United Kingdom)	2,001,219	53,242,732
Taylor Wimpey PLC	68,535,200	77,337,793
Tesco PLC	14,427,600	81,529,185
Vodafone Group PLC sponsored ADR	9,749,700	266,361,804
Whitbread PLC	1,417,129	57,762,462
TOTAL UNITED KINGDOM		3,691,955,437
Common Stocks - continued
	Shares	Value
United States of America - 5.0%
AbbVie, Inc.	1,281,400	$ 47,014,566
Allergan, Inc.	486,500	51,087,365
Beam, Inc.	601,200	36,877,608
BioMarin Pharmaceutical, Inc. (a)	432,700	23,750,903
Cognizant Technology Solutions Corp. Class A (a)	560,400	43,812,072
Cummins, Inc.	539,700	61,973,751
D.R. Horton, Inc.	1,739,300	41,151,838
Gilead Sciences, Inc. (a)	2,466,400	97,299,480
Las Vegas Sands Corp.	1,894,600	104,676,650
MasterCard, Inc. Class A	225,360	116,826,624
McGraw-Hill Companies, Inc.	1,064,100	61,207,032
Monsanto Co.	458,700	46,489,245
NCR Corp. (a)	1,200,000	33,324,000
Noble Energy, Inc.	769,828	82,979,760
PriceSmart, Inc.	298,900	23,018,289
Virgin Media, Inc. (d)	889,900	35,053,161
ViroPharma, Inc. (a)	1,194,974	31,858,007
Visa, Inc. Class A	886,800	140,034,588
VMware, Inc. Class A (a)	210,100	16,068,448
Waters Corp. (a)	398,300	36,472,331
Workday, Inc.	239,850	12,812,787
Yum! Brands, Inc.	548,300	35,606,602
Zoetis, Inc. Class A	201,900	5,249,400
TOTAL UNITED STATES OF AMERICA		1,184,644,507
TOTAL COMMON STOCKS (Cost $17,206,436,404)		21,998,859,713
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Henkel AG & Co. KGaA	1,288,500	113,771,630
ProSiebenSat.1 Media AG	1,648,400	56,380,196
Volkswagen AG	791,926	195,861,728
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $211,357,305)		366,013,554
Master Notes - 0.0%
Principal Amount
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (g) (Cost $182,762)	$ 180,662	180,662
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	1,200,434,540	$ 1,200,434,540
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	471,629,893	471,629,893
TOTAL MONEY MARKET FUNDS (Cost $1,672,064,433)		1,672,064,433
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $37,965,000)	$ 37,965,143	37,965,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $19,128,005,904)		24,075,083,362
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(527,490,643)
NET ASSETS - 100%		$ 23,547,592,719
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,920,794 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $180,662 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 185,227
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$37,965,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 17,718,397
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,504,692
UBS Securities LLC	14,741,911
$ 37,965,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 543,070
Fidelity Securities Lending Cash Central Fund	866,285
Total	$ 1,409,355
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
3Legs Resources PLC	$ 4,046,188	$ -	$ 60,267	$ -	$ 3,453,671
HiSoft Technology International Ltd. ADR	17,640,142	-	-	-	-
Painted Pony Petroleum Ltd.	26,878,078	-	-	-	24,920,794
Painted Pony Petroleum Ltd. Class A	43,070,995	-	-	-	39,934,530
Total	$ 91,635,403	$ -	$ 60,267	$ -	$ 68,308,995
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,796,715,166	$ 3,375,400,263	$ 421,314,903	$ -
Consumer Staples	3,438,726,381	2,885,999,510	552,719,741	7,130
Energy	1,300,529,099	1,198,932,936	101,596,163	-
Financials	4,111,132,656	3,132,099,533	979,033,123	-
Health Care	3,095,464,266	1,446,791,429	1,648,672,837	-
Industrials	1,694,573,721	1,694,573,721	-	-
Information Technology	2,256,774,931	1,846,034,090	410,740,841	-
Materials	1,857,873,749	1,612,653,268	245,220,481	-
Telecommunication Services	785,576,418	757,848,768	27,727,650	-
Utilities	27,506,880	27,506,880	-	-
Master Notes	180,662	-	-	180,662
Money Market Funds	1,672,064,433	1,672,064,433	-	-
Cash Equivalents	37,965,000	-	37,965,000	-
Total Investments in Securities:	$ 24,075,083,362	$ 19,649,904,831	$ 4,424,990,739	$ 187,792
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $19,273,436,924. Net unrealized appreciation aggregated $4,801,646,438, of which $5,255,984,851 related to appreciated investment securities and $454,338,413 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For master notes, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Europe,
Middle East, Africa (EMEA) Fund

January 31, 2013

1.861978.104

EME-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	5,400	$ 508,638
Canada - 0.6%
Africa Oil Corp. (a)	60,000	486,665
Silver Wheaton Corp.	13,600	473,287
TOTAL CANADA		959,952
Cayman Islands - 0.6%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	24,300	920,970
Czech Republic - 0.7%
Philip Morris CR A/S	1,800	1,087,613
Estonia - 0.1%
Tallinna Kaubamaja AS	21,000	165,665
Greece - 0.1%
Karelia Tobacco Co., Inc.	1,000	160,220
Kenya - 2.1%
Barclays Bank of Kenya Ltd.	1,820,550	335,446
British American Tobacco Kenya Ltd.	51,700	306,130
East African Breweries Ltd.	103,906	356,825
Kenya Airways Ltd.	1,754,900	211,229
Safaricom Ltd.	27,687,944	1,721,612
Uchumi Supermarket Ltd.	2,000,000	436,965
TOTAL KENYA		3,368,207
Morocco - 1.2%
Maroc Telecom SA	155,000	2,005,674
Nigeria - 1.8%
Guaranty Trust Bank PLC	6,237,334	975,191
Skye Bank PLC	27,512,113	997,894
Zenith Bank PLC	7,577,446	988,467
TOTAL NIGERIA		2,961,552
Poland - 2.9%
Bank Polska Kasa Opieki SA	58,300	2,870,490
Eurocash SA	51,600	839,635
Warsaw Stock Exchange	41,600	540,994
Wawel SA	1,567	411,114
TOTAL POLAND		4,662,233
Qatar - 1.2%
Industries Qatar Q.S.C. (a)	10,961	509,772
Common Stocks - continued
	Shares	Value
Qatar - continued
Qatar National Bank SAQ	21,236	$ 760,710
Vodafone Qatar QSC (a)	276,632	651,256
TOTAL QATAR		1,921,738
Russia - 29.6%
Gazprom OAO (a)	1,792,300	8,483,147
Lukoil Oil Co.	5,000	336,665
Lukoil Oil Co. sponsored ADR (United Kingdom)	185,395	12,514,163
Megafon OJSC GDR	26,500	715,765
NOVATEK OAO (a)	27,000	300,579
NOVATEK OAO GDR (Reg. S)	21,350	2,500,085
Rosneft Oil Co. OJSC (a)	237,000	2,104,192
Rosneft Oil Co. OJSC GDR (Reg. S)	186,600	1,642,080
Sberbank (Savings Bank of the Russian Federation) (a)	4,150,200	15,125,582
TMK OAO GDR (Reg. S)	20,000	304,000
TNK-BP Holding	617,100	1,370,031
Uralkali OJSC	330,900	2,514,717
Vozrozhdenie Bank (a)	22,000	450,087
TOTAL RUSSIA		48,361,093
South Africa - 38.0%
AngloGold Ashanti Ltd.	55,700	1,556,974
ArcelorMittal South Africa Ltd. (a)	56,800	222,566
Aspen Pharmacare Holdings Ltd.	77,400	1,426,262
Cashbuild Ltd.	70,000	1,024,377
Clicks Group Ltd.	594,688	3,988,986
DRDGOLD Ltd.	2,591,614	2,091,845
DRDGOLD Ltd. sponsored ADR	28,300	228,381
FirstRand Ltd.	1,432,700	5,165,437
Harmony Gold Mining Co. Ltd.	481,000	3,099,710
Holdsport Ltd.	119,700	555,347
Kagiso Media Ltd.	183,000	466,862
Massmart Holdings Ltd.	49,900	1,020,822
MTN Group Ltd.	591,550	11,579,763
Nampak Ltd.	1,021,400	3,584,340
Naspers Ltd. Class N	50,100	3,241,984
Omnia Holdings Ltd.	58,900	948,529
Pioneer Foods Ltd.	165,500	1,208,370
Rand Merchant Insurance Holdings Ltd.	127,900	327,437
Raubex Group Ltd.	1,522,200	3,148,223
RMB Holdings Ltd.	364,400	1,748,478
Sanlam Ltd.	485,500	2,471,749
Common Stocks - continued
	Shares	Value
South Africa - continued
Sasol Ltd.	40,500	$ 1,748,982
Shoprite Holdings Ltd.	135,100	2,544,939
Standard Bank Group Ltd.	369,663	4,821,556
Vodacom Group Ltd.	214,700	2,994,776
Wilson Bayly Holmes-Ovcon Ltd.	28,600	495,587
Zeder Investments Ltd.	836,592	313,315
TOTAL SOUTH AFRICA		62,025,597
Turkey - 7.9%
Aselsan A/S	86,000	399,011
Aygaz A/S	202,000	1,139,355
Ford Otomotiv Sanayi A/S	47,000	534,471
Koc Holding A/S	223,850	1,168,411
Turkiye Garanti Bankasi A/S	1,176,000	5,897,552
Turkiye Halk Bankasi A/S	116,000	1,147,633
Turkiye Petrol Rafinerile A/S	95,000	2,619,758
TOTAL TURKEY		12,906,191
United Arab Emirates - 5.1%
Agthia Group PJSC	734,869	440,161
Aldar Properties PJSC (a)	1,787,210	695,810
Dubai Financial Market PJSC (a)	5,714,033	1,991,277
Emaar Properties PJSC (a)	330,000	437,544
First Gulf Bank PJSC	1,251,124	4,360,029
National Bank of Abu Dhabi PJSC (a)	156,000	465,069
TOTAL UNITED ARAB EMIRATES		8,389,890
United Kingdom - 0.5%
NMC Health PLC	195,900	776,744
Zambia - 0.4%
Zambeef Products PLC	1,026,874	674,308
TOTAL COMMON STOCKS (Cost $142,173,767)		151,856,285
Nonconvertible Preferred Stocks - 4.4%

Russia - 4.4%
Surgutneftegaz JSC (a)	7,409,800	5,641,047
Tatneft OAO (a)	440,500	1,566,085
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,854,128)		7,207,132
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $4,077,859)	4,077,859	$ 4,077,859
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $152,105,754)		163,141,276
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,586)
NET ASSETS - 100%		$ 163,108,690
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,566
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,823,041	$ 5,823,041	$ -	$ -
Consumer Staples	13,955,068	13,955,068	-	-
Energy	42,538,449	40,789,467	1,748,982	-
Financials	52,574,432	52,574,432	-	-
Health Care	2,203,006	2,203,006	-	-
Industrials	5,932,233	5,932,233	-	-
Materials	15,228,987	10,063,665	5,165,322	-
Telecommunication Services	19,668,846	19,668,846	-	-
Utilities	1,139,355	1,139,355	-	-
Money Market Funds	4,077,859	4,077,859	-	-
Total Investments in Securities:	$ 163,141,276	$ 156,226,972	$ 6,914,304	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $152,877,961. Net unrealized appreciation aggregated $10,263,315, of which $23,652,989 related to appreciated investment securities and $13,389,674 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Emerging Europe, Middle East,
Africa (EMEA) Fund

1.861996.104

AEME-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
Bailiwick of Jersey - 0.3%
Randgold Resources Ltd.	5,400	$ 508,638
Canada - 0.6%
Africa Oil Corp. (a)	60,000	486,665
Silver Wheaton Corp.	13,600	473,287
TOTAL CANADA		959,952
Cayman Islands - 0.6%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	24,300	920,970
Czech Republic - 0.7%
Philip Morris CR A/S	1,800	1,087,613
Estonia - 0.1%
Tallinna Kaubamaja AS	21,000	165,665
Greece - 0.1%
Karelia Tobacco Co., Inc.	1,000	160,220
Kenya - 2.1%
Barclays Bank of Kenya Ltd.	1,820,550	335,446
British American Tobacco Kenya Ltd.	51,700	306,130
East African Breweries Ltd.	103,906	356,825
Kenya Airways Ltd.	1,754,900	211,229
Safaricom Ltd.	27,687,944	1,721,612
Uchumi Supermarket Ltd.	2,000,000	436,965
TOTAL KENYA		3,368,207
Morocco - 1.2%
Maroc Telecom SA	155,000	2,005,674
Nigeria - 1.8%
Guaranty Trust Bank PLC	6,237,334	975,191
Skye Bank PLC	27,512,113	997,894
Zenith Bank PLC	7,577,446	988,467
TOTAL NIGERIA		2,961,552
Poland - 2.9%
Bank Polska Kasa Opieki SA	58,300	2,870,490
Eurocash SA	51,600	839,635
Warsaw Stock Exchange	41,600	540,994
Wawel SA	1,567	411,114
TOTAL POLAND		4,662,233
Qatar - 1.2%
Industries Qatar Q.S.C. (a)	10,961	509,772
Common Stocks - continued
	Shares	Value
Qatar - continued
Qatar National Bank SAQ	21,236	$ 760,710
Vodafone Qatar QSC (a)	276,632	651,256
TOTAL QATAR		1,921,738
Russia - 29.6%
Gazprom OAO (a)	1,792,300	8,483,147
Lukoil Oil Co.	5,000	336,665
Lukoil Oil Co. sponsored ADR (United Kingdom)	185,395	12,514,163
Megafon OJSC GDR	26,500	715,765
NOVATEK OAO (a)	27,000	300,579
NOVATEK OAO GDR (Reg. S)	21,350	2,500,085
Rosneft Oil Co. OJSC (a)	237,000	2,104,192
Rosneft Oil Co. OJSC GDR (Reg. S)	186,600	1,642,080
Sberbank (Savings Bank of the Russian Federation) (a)	4,150,200	15,125,582
TMK OAO GDR (Reg. S)	20,000	304,000
TNK-BP Holding	617,100	1,370,031
Uralkali OJSC	330,900	2,514,717
Vozrozhdenie Bank (a)	22,000	450,087
TOTAL RUSSIA		48,361,093
South Africa - 38.0%
AngloGold Ashanti Ltd.	55,700	1,556,974
ArcelorMittal South Africa Ltd. (a)	56,800	222,566
Aspen Pharmacare Holdings Ltd.	77,400	1,426,262
Cashbuild Ltd.	70,000	1,024,377
Clicks Group Ltd.	594,688	3,988,986
DRDGOLD Ltd.	2,591,614	2,091,845
DRDGOLD Ltd. sponsored ADR	28,300	228,381
FirstRand Ltd.	1,432,700	5,165,437
Harmony Gold Mining Co. Ltd.	481,000	3,099,710
Holdsport Ltd.	119,700	555,347
Kagiso Media Ltd.	183,000	466,862
Massmart Holdings Ltd.	49,900	1,020,822
MTN Group Ltd.	591,550	11,579,763
Nampak Ltd.	1,021,400	3,584,340
Naspers Ltd. Class N	50,100	3,241,984
Omnia Holdings Ltd.	58,900	948,529
Pioneer Foods Ltd.	165,500	1,208,370
Rand Merchant Insurance Holdings Ltd.	127,900	327,437
Raubex Group Ltd.	1,522,200	3,148,223
RMB Holdings Ltd.	364,400	1,748,478
Sanlam Ltd.	485,500	2,471,749
Common Stocks - continued
	Shares	Value
South Africa - continued
Sasol Ltd.	40,500	$ 1,748,982
Shoprite Holdings Ltd.	135,100	2,544,939
Standard Bank Group Ltd.	369,663	4,821,556
Vodacom Group Ltd.	214,700	2,994,776
Wilson Bayly Holmes-Ovcon Ltd.	28,600	495,587
Zeder Investments Ltd.	836,592	313,315
TOTAL SOUTH AFRICA		62,025,597
Turkey - 7.9%
Aselsan A/S	86,000	399,011
Aygaz A/S	202,000	1,139,355
Ford Otomotiv Sanayi A/S	47,000	534,471
Koc Holding A/S	223,850	1,168,411
Turkiye Garanti Bankasi A/S	1,176,000	5,897,552
Turkiye Halk Bankasi A/S	116,000	1,147,633
Turkiye Petrol Rafinerile A/S	95,000	2,619,758
TOTAL TURKEY		12,906,191
United Arab Emirates - 5.1%
Agthia Group PJSC	734,869	440,161
Aldar Properties PJSC (a)	1,787,210	695,810
Dubai Financial Market PJSC (a)	5,714,033	1,991,277
Emaar Properties PJSC (a)	330,000	437,544
First Gulf Bank PJSC	1,251,124	4,360,029
National Bank of Abu Dhabi PJSC (a)	156,000	465,069
TOTAL UNITED ARAB EMIRATES		8,389,890
United Kingdom - 0.5%
NMC Health PLC	195,900	776,744
Zambia - 0.4%
Zambeef Products PLC	1,026,874	674,308
TOTAL COMMON STOCKS (Cost $142,173,767)		151,856,285
Nonconvertible Preferred Stocks - 4.4%

Russia - 4.4%
Surgutneftegaz JSC (a)	7,409,800	5,641,047
Tatneft OAO (a)	440,500	1,566,085
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,854,128)		7,207,132
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $4,077,859)	4,077,859	$ 4,077,859
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $152,105,754)		163,141,276
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,586)
NET ASSETS - 100%		$ 163,108,690
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,566
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,823,041	$ 5,823,041	$ -	$ -
Consumer Staples	13,955,068	13,955,068	-	-
Energy	42,538,449	40,789,467	1,748,982	-
Financials	52,574,432	52,574,432	-	-
Health Care	2,203,006	2,203,006	-	-
Industrials	5,932,233	5,932,233	-	-
Materials	15,228,987	10,063,665	5,165,322	-
Telecommunication Services	19,668,846	19,668,846	-	-
Utilities	1,139,355	1,139,355	-	-
Money Market Funds	4,077,859	4,077,859	-	-
Total Investments in Securities:	$ 163,141,276	$ 156,226,972	$ 6,914,304	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $152,877,961. Net unrealized appreciation aggregated $10,263,315, of which $23,652,989 related to appreciated investment securities and $13,389,674 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

January 31, 2013

1.813065.108

EMF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 0.4%
Iluka Resources Ltd. (d)	1,193,902	$ 12,101,410
Bermuda - 1.9%
Brilliance China Automotive Holdings Ltd. (a)	12,562,000	16,878,051
Credicorp Ltd. (NY Shares)	140,632	22,041,253
Jardine Matheson Holdings Ltd.	226,400	14,672,984
TOTAL BERMUDA		53,592,288
Brazil - 10.5%
BR Malls Participacoes SA	1,346,200	17,427,894
BTG Pactual Participations Ltd. unit	868,400	14,935,948
CCR SA	2,058,000	21,237,804
Cielo SA	708,500	20,038,024
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	323,819	15,459,119
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	876,334	41,240,278
Iguatemi Empresa de Shopping Centers SA	898,000	13,014,427
Itau Unibanco Holding SA sponsored ADR	2,488,801	42,882,041
Localiza Rent A Car SA	770,725	14,165,533
Multiplan Empreendimentos Imobiliarios SA	551,067	15,925,832
Multiplus SA	36,583	786,277
Odontoprev SA	2,740,600	13,968,961
Qualicorp SA (a)	1,420,600	14,695,739
Souza Cruz SA	1,161,667	19,221,597
Totvs SA	701,374	15,275,361
Ultrapar Participacoes SA	864,800	20,875,756
TOTAL BRAZIL		301,150,591
British Virgin Islands - 0.5%
Mail.ru Group Ltd. GDR (e)	425,500	14,156,385
Canada - 0.1%
Ivanplats Ltd. Class A (f)	549,975	2,382,085
Cayman Islands - 5.3%
Baidu.com, Inc. sponsored ADR (a)	137,000	14,837,100
Belle International Holdings Ltd.	8,985,000	19,973,360
Eurasia Drilling Co. Ltd. GDR (Reg. S)	409,391	15,515,919
Golden Eagle Retail Group Ltd. (H Shares)	6,426,000	13,837,352
Haitian International Holdings Ltd.	9,645,000	12,175,329
Hengan International Group Co. Ltd.	1,952,000	19,581,917
Hengdeli Holding Ltd.	6,092,000	2,136,607
Sands China Ltd.	2,630,400	13,261,552
Tencent Holdings Ltd.	1,182,600	41,385,053
TOTAL CAYMAN ISLANDS		152,704,189
China - 2.5%
China Pacific Insurance Group Co. Ltd. (H Shares)	4,608,400	18,004,812

	Shares	Value
Dongfeng Motor Group Co. Ltd. (H Shares)	10,002,000	$ 16,327,374
Ping An Insurance Group Co. China Ltd. (H Shares)	2,707,000	24,276,227
Yantai Changyu Pioneer Wine Co. (B Shares)	2,235,022	13,807,141
TOTAL CHINA		72,415,554
Colombia - 1.1%
Almacenes Exito SA	596,707	11,158,361
BanColombia SA sponsored ADR	282,549	19,639,981
TOTAL COLOMBIA		30,798,342
Finland - 1.0%
Kone Oyj (B Shares)	158,720	13,092,233
Nokian Tyres PLC	329,400	14,173,648
TOTAL FINLAND		27,265,881
France - 0.5%
LVMH Moet Hennessy - Louis Vuitton SA	75,545	14,242,539
Hong Kong - 2.9%
AIA Group Ltd.	3,560,800	14,164,412
CNOOC Ltd.	19,602,000	40,338,650
Dah Chong Hong Holdings Ltd.	12,973,000	14,988,019
Galaxy Entertainment Group Ltd. (a)	3,035,000	13,677,341
TOTAL HONG KONG		83,168,422
India - 9.4%
Asian Paints India Ltd.	162,912	13,764,267
Bajaj Auto Ltd.	430,677	16,387,553
HDFC Bank Ltd.	2,192,216	26,488,102
Hero Motocorp Ltd.	400,607	13,701,474
Hindustan Unilever Ltd.	2,103,888	18,716,803
Housing Development Finance Corp. Ltd. (a)	1,972,710	29,125,012
ITC Ltd.	3,908,103	22,568,332
Larsen & Toubro Ltd.	570,064	16,498,417
Mahindra & Mahindra Ltd.	984,011	16,424,810
Page Industries Ltd.	709	45,172
Sun Pharmaceutical Industries Ltd.	1,103,637	14,873,981
Tata Consultancy Services Ltd.	876,734	22,120,356
Tata Motors Ltd.	2,954,960	16,414,069
Titan Industries Ltd. (a)	2,750,104	14,420,301
TTK Prestige Ltd.	182,069	11,446,339
United Spirits Ltd. (a)	422,942	14,324,853
TOTAL INDIA		267,319,841
Indonesia - 7.4%
PT Astra International Tbk	32,215,500	24,416,922
PT Bank Central Asia Tbk	21,944,000	21,836,438
PT Bank Rakyat Indonesia Tbk	25,615,000	20,999,076
PT Global Mediacom Tbk	54,358,500	12,191,732
PT Indocement Tunggal Prakarsa Tbk	7,169,500	16,080,029
PT Jasa Marga Tbk	24,160,000	13,702,453
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Kalbe Farma Tbk	126,845,500	$ 14,257,397
PT Media Nusantara Citra Tbk	43,400,500	10,629,113
PT Mitra Adiperkasa Tbk	19,720,000	13,014,443
PT Modern Internasional Tbk	41,400,350	4,098,396
PT Semen Gresik (Persero) Tbk	10,685,000	17,353,768
PT Tower Bersama Infrastructure Tbk (a)	22,026,365	13,400,887
PT Unilever Indonesia Tbk	6,235,500	14,178,117
PT United Tractors Tbk	7,566,000	15,408,917
TOTAL INDONESIA		211,567,688
Ireland - 0.5%
Dragon Oil PLC	1,526,300	13,749,643
Italy - 0.5%
Prada SpA	1,449,000	13,022,578
Japan - 0.8%
Fanuc Corp.	74,500	11,609,437
Keyence Corp.	41,700	11,569,020
TOTAL JAPAN		23,178,457
Korea (South) - 10.2%
Hotel Shilla Co.	336,433	14,177,673
Hyundai Mobis	101,019	26,461,530
Hyundai Motor Co.	197,831	37,274,792
Kia Motors Corp.	449,447	21,356,793
LG Chemical Ltd.	80,974	22,662,087
LG Corp.	291,149	17,153,010
NHN Corp.	91,028	20,163,182
Samsung Electronics Co. Ltd.	98,713	131,374,156
TOTAL KOREA (SOUTH)		290,623,223
Luxembourg - 0.4%
L'Occitane Ltd.	3,752,250	11,273,103
Malaysia - 0.7%
Bumiputra-Commerce Holdings Bhd	8,887,800	20,624,731
Mexico - 4.3%
Coca-Cola FEMSA SAB de CV Series L	1,233,240	19,515,194
Fomento Economico Mexicano SAB de CV unit	2,718,093	29,349,487
Grupo Financiero Banorte SAB de CV Series O	3,276,400	22,591,508
Grupo Mexico SA de CV Series B	6,644,713	24,761,023
Grupo Televisa SA de CV	4,511,657	25,278,848
TOTAL MEXICO		121,496,060
Netherlands - 1.4%
ASML Holding NV (Netherlands)	178,930	13,422,460
Heineken NV (Bearer)	169,200	11,898,222
Yandex NV (a)	616,200	14,918,202
TOTAL NETHERLANDS		40,238,884

	Shares	Value
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	1,926,677	$ 15,413,416
Nigerian Breweries PLC	12,094,614	12,375,526
TOTAL NIGERIA		27,788,942
Panama - 0.5%
Copa Holdings SA Class A	135,300	14,828,880
Philippines - 3.9%
Alliance Global Group, Inc.	35,682,800	16,583,605
Ayala Corp.	1,116,360	15,575,841
International Container Terminal Services, Inc.	8,189,630	15,298,977
Metropolitan Bank & Trust Co.	5,859,660	15,170,920
Security Bank Corp.	3,513,400	14,990,852
SM Investments Corp.	696,460	16,286,660
SM Prime Holdings, Inc.	41,003,300	17,666,369
TOTAL PHILIPPINES		111,573,224
Russia - 3.8%
Magnit OJSC GDR (Reg. S)	501,300	22,287,798
Norilsk Nickel OJSC sponsored ADR	974,500	19,363,315
NOVATEK OAO GDR (Reg. S)	196,700	23,033,570
Sberbank (Savings Bank of the Russian Federation) (a)	12,403,700	45,205,808
TOTAL RUSSIA		109,890,491
Singapore - 0.8%
Global Logistic Properties Ltd.	5,341,000	11,910,605
Keppel Corp. Ltd.	1,258,000	11,689,088
TOTAL SINGAPORE		23,599,693
South Africa - 6.0%
Aspen Pharmacare Holdings Ltd.	875,088	16,125,384
Barloworld Ltd.	1,369,448	12,860,176
Bidvest Group Ltd.	767,800	18,356,059
Discovery Holdings Ltd.	1,840,274	13,627,773
Imperial Holdings Ltd.	749,170	16,323,538
Life Healthcare Group Holdings Ltd.	4,395,500	15,459,274
Mr Price Group Ltd.	1,172,386	16,160,537
Nampak Ltd.	3,919,700	13,755,178
Naspers Ltd. Class N	506,880	32,800,334
Shoprite Holdings Ltd.	876,100	16,503,485
TOTAL SOUTH AFRICA		171,971,738
Switzerland - 2.2%
Compagnie Financiere Richemont SA Series A	162,305	13,349,299
Dufry AG (a)	103,530	14,140,738
Schindler Holding AG (Reg.)	70,890	10,251,221
Swatch Group AG (Bearer)	25,820	14,169,011
Syngenta AG (Switzerland)	28,141	12,101,695
TOTAL SWITZERLAND		64,011,964
Common Stocks - continued
	Shares	Value
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	21,725,000	$ 74,436,764
Thailand - 3.7%
BEC World PCL (For. Reg.)	7,372,700	17,924,908
C.P. ALL PCL (For. Reg.)	10,124,600	15,872,738
Home Product Center PCL (For. Reg.)	32,153,600	14,879,936
Kasikornbank PCL (For. Reg.)	3,438,200	23,059,692
Robinsons Department Store PCL (For. Reg.)	5,798,600	13,611,737
Siam Commercial Bank PCL (For. Reg.)	3,581,000	21,495,607
TOTAL THAILAND		106,844,618
Turkey - 2.4%
Coca-Cola Icecek A/S	660,327	16,069,365
Enka Insaat ve Sanayi A/S	4,652,000	13,965,919
Turkiye Garanti Bankasi A/S	4,398,395	22,057,623
Turkiye Petrol Rafinerile A/S	570,472	15,731,566
TOTAL TURKEY		67,824,473
United Kingdom - 2.9%
Aggreko PLC	404,620	10,248,385
Antofagasta PLC	567,000	10,269,572
BHP Billiton PLC	368,283	12,629,119
British American Tobacco PLC (United Kingdom)	230,400	11,974,257
Johnson Matthey PLC	314,303	11,290,675
Prudential PLC	841,970	12,781,041
Standard Chartered PLC (United Kingdom)	523,369	13,924,311
TOTAL UNITED KINGDOM		83,117,360
United States of America - 5.4%
American Tower Corp.	150,700	11,475,805
Apple, Inc.	29,126	13,261,359
Caterpillar, Inc.	129,018	12,694,081
Colgate-Palmolive Co.	119,550	12,836,084
Cummins, Inc.	113,387	13,020,229
FMC Corp.	202,200	12,429,234
Google, Inc. Class A (a)	16,250	12,279,963
Mead Johnson Nutrition Co. Class A	189,488	14,401,088
National Oilwell Varco, Inc.	169,197	12,544,266
Philip Morris International, Inc.	146,240	12,892,518
QUALCOMM, Inc.	184,266	12,167,084
Yum! Brands, Inc.	202,720	13,164,637
TOTAL UNITED STATES OF AMERICA		153,166,348
TOTAL COMMON STOCKS (Cost $2,441,656,742)		2,786,126,389
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
Brazil - 0.8%
Itausa-Investimentos Itau SA (PN) (Cost $22,292,626)	4,316,400	$ 21,849,154
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.16% (b)	29,727,882	29,727,882
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	20,235,035	20,235,035
TOTAL MONEY MARKET FUNDS (Cost $49,962,917)		49,962,917
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,513,912,285)		2,857,938,460
NET OTHER ASSETS (LIABILITIES) - 0.0%		750,835
NET ASSETS - 100%		$ 2,858,689,295
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,156,385 or 0.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,382,085 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. Class A	10/23/12	$ 2,663,584
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,817
Fidelity Securities Lending Cash Central Fund	13,148
Total	$ 28,965
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 608,056,159	$ 591,642,090	$ 16,414,069	$ -
Consumer Staples	386,232,280	374,258,023	11,974,257	-
Energy	141,789,370	101,450,720	40,338,650	-
Financials	620,182,511	580,913,368	39,269,143	-
Health Care	89,380,736	89,380,736	-	-
Industrials	316,585,674	316,585,674	-	-
Information Technology	431,404,469	343,545,245	87,859,224	-
Materials	200,943,457	173,830,558	27,112,899	-
Telecommunication Services	13,400,887	13,400,887	-	-
Money Market Funds	49,962,917	49,962,917	-	-
Total Investments in Securities:	$ 2,857,938,460	$ 2,634,970,218	$ 222,968,242	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $2,530,148,368. Net unrealized appreciation aggregated $327,790,092, of which $365,893,924 related to appreciated investment securities and $38,103,832 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Discovery Fund

January 31, 2013

1.931229.101

EMD-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Bailiwick of Jersey - 1.1%
Atrium European Real Estate Ltd.	259,248	$ 1,601,280
Bermuda - 6.9%
ARA Asset Management Ltd. (c)	680,000	939,522
China Foods Ltd.	1,400,000	1,209,480
GP Investments Ltd. (depositary receipt) (a)	510,017	1,349,732
Pacific Basin Shipping Ltd.	2,215,000	1,288,089
Texwinca Holdings Ltd.	1,608,000	1,513,578
Vtech Holdings Ltd.	108,200	1,246,573
Wilson Sons Ltd. unit	91,555	1,470,784
Yue Yuen Industrial (Holdings) Ltd.	401,000	1,344,354
TOTAL BERMUDA		10,362,112
Brazil - 4.2%
Duratex SA	155,939	1,083,785
Fleury SA	114,100	1,274,876
LPS Brasil Consultoria de Imoveis SA	54,228	964,005
Oi SA	273,940	1,396,282
Porto Seguro SA	138,180	1,658,424
TOTAL BRAZIL		6,377,372
Cayman Islands - 5.8%
ASM Pacific Technology Ltd.	107,800	1,362,199
Boer Power Holdings Ltd.	746,000	360,716
China Mengniu Dairy Co. Ltd.	429,000	1,252,914
Kingboard Chemical Holdings Ltd.	298,000	983,676
Mindray Medical International Ltd. sponsored ADR	46,500	1,757,700
Samson Holding Ltd.	10,082,000	1,637,997
Yip's Chemical Holdings Ltd.	1,606,105	1,317,125
TOTAL CAYMAN ISLANDS		8,672,327
Chile - 6.7%
Compania Cervecerias Unidas SA sponsored ADR	52,240	1,669,068
Embotelladora Andina SA sponsored ADR	35,353	1,402,807
Empresa Nacional de Telecomunicaciones SA (ENTEL)	70,061	1,523,712
Isapre CruzBlanca SA	1,335,920	1,672,380
Parque Arauco SA	551,967	1,504,939
Quinenco SA	431,877	1,466,164
Sociedad Matriz SAAM SA	6,676,429	849,251
TOTAL CHILE		10,088,321
China - 2.4%
China BlueChemical Ltd. (H Shares)	1,410,000	1,012,675
Common Stocks - continued
	Shares	Value
China - continued
China Oilfield Services Ltd. (H Shares)	618,000	$ 1,338,732
Dongfeng Motor Group Co. Ltd. (H Shares)	770,000	1,256,956
TOTAL CHINA		3,608,363
Colombia - 0.6%
Bolsa de Valores de Colombia	56,304,901	957,755
Hong Kong - 4.7%
China Insurance International Holdings Co. Ltd. (a)	824,600	1,741,618
China Resources Power Holdings Co. Ltd.	600,000	1,659,489
Dah Chong Hong Holdings Ltd.	1,052,000	1,215,401
Television Broadcasts Ltd.	158,000	1,165,330
Vitasoy International Holdings Ltd.	1,232,000	1,297,862
TOTAL HONG KONG		7,079,700
India - 8.8%
Aditya Birla Nuvo Ltd.	77,397	1,649,925
Container Corp. of India Ltd.	60,618	1,063,532
Credit Analysis & Research Ltd.	56,606	894,911
DB Corp. Ltd.	235,971	1,085,400
Hero Motocorp Ltd.	41,240	1,410,482
Mahindra Lifespace Developers Ltd.	105,815	818,018
Max India Ltd.	292,089	1,370,118
Piramal Enterprises Ltd.	140,143	1,491,132
Punjab National Bank	66,124	1,160,951
Redington India Ltd.	611,905	1,034,295
Satyam Computer Services Ltd. (a)	535,994	1,204,792
TOTAL INDIA		13,183,556
Indonesia - 0.3%
PT Astra Graphia Tbk	2,698,000	417,323
Kenya - 0.6%
Safaricom Ltd.	15,066,822	936,842
Korea (South) - 9.9%
AMOREPACIFIC Corp.	1,169	1,176,510
BS Financial Group, Inc.	125,470	1,660,617
E-Mart Co. Ltd.	5,888	1,309,635
Kiwoom Securities Co. Ltd.	21,115	1,181,885
LG Corp.	29,165	1,718,253
LG Fashion Corp.	42,550	1,110,670
LG Household & Health Care Ltd.	2,327	1,298,231
Nong Shim Co. Ltd.	5,700	1,461,659
S1 Corp.	22,158	1,329,875
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Fire & Marine Insurance Co. Ltd.	6,378	$ 1,292,588
Shinsegae Co. Ltd.	6,878	1,390,759
TOTAL KOREA (SOUTH)		14,930,682
Malaysia - 0.5%
Top Glove Corp. Bhd	440,200	740,987
Mexico - 1.9%
Grupo Herdez S.A.B. de CV	547,317	1,729,602
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	1,919,786	1,114,311
TOTAL MEXICO		2,843,913
Nigeria - 0.8%
Nestle Foods Nigeria PLC	238,172	1,273,080
Philippines - 2.0%
BDO Unibank, Inc.	873,117	1,649,293
Manila Water Co., Inc.	1,448,900	1,277,708
TOTAL PHILIPPINES		2,927,001
Poland - 1.8%
Orbis SA	85,700	1,060,438
Warsaw Stock Exchange	127,805	1,662,061
TOTAL POLAND		2,722,499
Singapore - 2.0%
Ascendas India Trust	1,659,000	1,099,164
Bumitama Agri Ltd.	731,000	614,261
Ezra Holdings Ltd. (a)	1,272,000	1,223,028
TOTAL SINGAPORE		2,936,453
South Africa - 10.1%
Advtech Ltd.	1,774,840	1,337,338
African Oxygen Ltd.	471,430	1,299,141
AngloGold Ashanti Ltd.	52,581	1,469,789
Astral Foods Ltd.	111,800	1,103,008
Bidvest Group Ltd.	66,100	1,580,275
Illovo Sugar Ltd.	336,600	1,143,957
JSE Ltd.	144,355	1,107,077
Nampak Ltd.	229,202	804,325
Reunert Ltd.	173,833	1,449,750
SA Corporate Real Estate Fund	3,124,400	1,306,352
Common Stocks - continued
	Shares	Value
South Africa - continued
Tiger Brands Ltd.	45,025	$ 1,482,385
Zeder Investments Ltd.	2,934,953	1,099,178
TOTAL SOUTH AFRICA		15,182,575
Sri Lanka - 1.1%
John Keells Holdings Ltd.	897,672	1,633,358
Taiwan - 19.2%
Chroma ATE, Inc.	535,000	1,146,817
Cleanaway Co. Ltd.	174,000	1,146,055
CTCI Corp.	637,000	1,218,778
Delta Electronics, Inc.	347,000	1,257,331
E.SUN Financial Holdings Co. Ltd.	2,402,050	1,374,692
Formosa Optical Technology Co. Ltd.	560,000	1,488,655
Insyde Software Corp.	391,000	1,001,002
MJC Probe, Inc.	649,000	1,336,241
Motech Industries, Inc. (a)	802,000	898,957
Pacific Hospital Supply Co. Ltd.	481,700	1,365,333
Powertech Technology, Inc.	923,000	1,387,782
President Chain Store Corp.	251,000	1,355,723
SIMPLO Technology Co. Ltd.	284,400	1,324,247
Sinyi Realty, Inc.	958,000	1,472,848
St. Shine Optical Co. Ltd.	89,000	1,377,345
Standard Foods Corp.	151,000	421,859
Synnex Technology International Corp.	531,000	1,077,105
Taiwan Hon Chuan Enterprise Co. Ltd.	514,000	1,279,343
TXC Corp.	668,000	1,076,763
Unified-President Enterprises Corp.	1,270,890	2,229,327
Wah Lee Industrial Corp.	862,000	1,167,626
WPG Holding Co. Ltd.	1,021,000	1,372,628
Yungtay Engineering Co. Ltd.	557,000	1,088,347
TOTAL TAIWAN		28,864,804
Turkey - 1.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	113,749	1,700,980
Enka Insaat ve Sanayi A/S	329,800	990,103
TOTAL TURKEY		2,691,083
United Arab Emirates - 1.2%
First Gulf Bank PJSC	513,230	1,788,550
Common Stocks - continued
	Shares	Value
United Kingdom - 1.1%
PZ Cussons PLC Class L	277,216	$ 1,709,416
TOTAL COMMON STOCKS (Cost $137,781,502)		143,529,352
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.16% (b) (Cost $6,296,547)	6,296,547	6,296,547
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $144,078,049)		149,825,899
NET OTHER ASSETS (LIABILITIES) - 0.3%		429,931
NET ASSETS - 100%		$ 150,255,830
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $939,522 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,394
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,131,669	$ 18,131,669	$ -	$ -
Consumer Staples	27,940,942	27,940,942	-	-
Energy	2,561,760	2,561,760	-	-
Financials	29,186,282	28,025,331	1,160,951	-
Health Care	9,679,753	9,679,753	-	-
Industrials	21,673,373	21,673,373	-	-
Information Technology	19,295,357	19,295,357	-	-
Materials	8,266,183	6,796,394	1,469,789	-
Telecommunication Services	3,856,836	3,856,836	-	-
Utilities	2,937,197	2,937,197	-	-
Money Market Funds	6,296,547	6,296,547	-	-
Total Investments in Securities:	$ 149,825,899	$ 147,195,159	$ 2,630,740	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $144,274,310. Net unrealized appreciation aggregated $5,551,589, of which $8,666,873 related to appreciated investment securities and $3,115,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Discovery Fund
Class A
Class T
Class C
Institutional Class

January 31, 2013

Class A, Class T,
Class C, and Institutional Class
are classes of Fidelity®
Emerging Markets Discovery Fund

1.931255.101

AEMD-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Bailiwick of Jersey - 1.1%
Atrium European Real Estate Ltd.	259,248	$ 1,601,280
Bermuda - 6.9%
ARA Asset Management Ltd. (c)	680,000	939,522
China Foods Ltd.	1,400,000	1,209,480
GP Investments Ltd. (depositary receipt) (a)	510,017	1,349,732
Pacific Basin Shipping Ltd.	2,215,000	1,288,089
Texwinca Holdings Ltd.	1,608,000	1,513,578
Vtech Holdings Ltd.	108,200	1,246,573
Wilson Sons Ltd. unit	91,555	1,470,784
Yue Yuen Industrial (Holdings) Ltd.	401,000	1,344,354
TOTAL BERMUDA		10,362,112
Brazil - 4.2%
Duratex SA	155,939	1,083,785
Fleury SA	114,100	1,274,876
LPS Brasil Consultoria de Imoveis SA	54,228	964,005
Oi SA	273,940	1,396,282
Porto Seguro SA	138,180	1,658,424
TOTAL BRAZIL		6,377,372
Cayman Islands - 5.8%
ASM Pacific Technology Ltd.	107,800	1,362,199
Boer Power Holdings Ltd.	746,000	360,716
China Mengniu Dairy Co. Ltd.	429,000	1,252,914
Kingboard Chemical Holdings Ltd.	298,000	983,676
Mindray Medical International Ltd. sponsored ADR	46,500	1,757,700
Samson Holding Ltd.	10,082,000	1,637,997
Yip's Chemical Holdings Ltd.	1,606,105	1,317,125
TOTAL CAYMAN ISLANDS		8,672,327
Chile - 6.7%
Compania Cervecerias Unidas SA sponsored ADR	52,240	1,669,068
Embotelladora Andina SA sponsored ADR	35,353	1,402,807
Empresa Nacional de Telecomunicaciones SA (ENTEL)	70,061	1,523,712
Isapre CruzBlanca SA	1,335,920	1,672,380
Parque Arauco SA	551,967	1,504,939
Quinenco SA	431,877	1,466,164
Sociedad Matriz SAAM SA	6,676,429	849,251
TOTAL CHILE		10,088,321
China - 2.4%
China BlueChemical Ltd. (H Shares)	1,410,000	1,012,675
Common Stocks - continued
	Shares	Value
China - continued
China Oilfield Services Ltd. (H Shares)	618,000	$ 1,338,732
Dongfeng Motor Group Co. Ltd. (H Shares)	770,000	1,256,956
TOTAL CHINA		3,608,363
Colombia - 0.6%
Bolsa de Valores de Colombia	56,304,901	957,755
Hong Kong - 4.7%
China Insurance International Holdings Co. Ltd. (a)	824,600	1,741,618
China Resources Power Holdings Co. Ltd.	600,000	1,659,489
Dah Chong Hong Holdings Ltd.	1,052,000	1,215,401
Television Broadcasts Ltd.	158,000	1,165,330
Vitasoy International Holdings Ltd.	1,232,000	1,297,862
TOTAL HONG KONG		7,079,700
India - 8.8%
Aditya Birla Nuvo Ltd.	77,397	1,649,925
Container Corp. of India Ltd.	60,618	1,063,532
Credit Analysis & Research Ltd.	56,606	894,911
DB Corp. Ltd.	235,971	1,085,400
Hero Motocorp Ltd.	41,240	1,410,482
Mahindra Lifespace Developers Ltd.	105,815	818,018
Max India Ltd.	292,089	1,370,118
Piramal Enterprises Ltd.	140,143	1,491,132
Punjab National Bank	66,124	1,160,951
Redington India Ltd.	611,905	1,034,295
Satyam Computer Services Ltd. (a)	535,994	1,204,792
TOTAL INDIA		13,183,556
Indonesia - 0.3%
PT Astra Graphia Tbk	2,698,000	417,323
Kenya - 0.6%
Safaricom Ltd.	15,066,822	936,842
Korea (South) - 9.9%
AMOREPACIFIC Corp.	1,169	1,176,510
BS Financial Group, Inc.	125,470	1,660,617
E-Mart Co. Ltd.	5,888	1,309,635
Kiwoom Securities Co. Ltd.	21,115	1,181,885
LG Corp.	29,165	1,718,253
LG Fashion Corp.	42,550	1,110,670
LG Household & Health Care Ltd.	2,327	1,298,231
Nong Shim Co. Ltd.	5,700	1,461,659
S1 Corp.	22,158	1,329,875
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Fire & Marine Insurance Co. Ltd.	6,378	$ 1,292,588
Shinsegae Co. Ltd.	6,878	1,390,759
TOTAL KOREA (SOUTH)		14,930,682
Malaysia - 0.5%
Top Glove Corp. Bhd	440,200	740,987
Mexico - 1.9%
Grupo Herdez S.A.B. de CV	547,317	1,729,602
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	1,919,786	1,114,311
TOTAL MEXICO		2,843,913
Nigeria - 0.8%
Nestle Foods Nigeria PLC	238,172	1,273,080
Philippines - 2.0%
BDO Unibank, Inc.	873,117	1,649,293
Manila Water Co., Inc.	1,448,900	1,277,708
TOTAL PHILIPPINES		2,927,001
Poland - 1.8%
Orbis SA	85,700	1,060,438
Warsaw Stock Exchange	127,805	1,662,061
TOTAL POLAND		2,722,499
Singapore - 2.0%
Ascendas India Trust	1,659,000	1,099,164
Bumitama Agri Ltd.	731,000	614,261
Ezra Holdings Ltd. (a)	1,272,000	1,223,028
TOTAL SINGAPORE		2,936,453
South Africa - 10.1%
Advtech Ltd.	1,774,840	1,337,338
African Oxygen Ltd.	471,430	1,299,141
AngloGold Ashanti Ltd.	52,581	1,469,789
Astral Foods Ltd.	111,800	1,103,008
Bidvest Group Ltd.	66,100	1,580,275
Illovo Sugar Ltd.	336,600	1,143,957
JSE Ltd.	144,355	1,107,077
Nampak Ltd.	229,202	804,325
Reunert Ltd.	173,833	1,449,750
SA Corporate Real Estate Fund	3,124,400	1,306,352
Common Stocks - continued
	Shares	Value
South Africa - continued
Tiger Brands Ltd.	45,025	$ 1,482,385
Zeder Investments Ltd.	2,934,953	1,099,178
TOTAL SOUTH AFRICA		15,182,575
Sri Lanka - 1.1%
John Keells Holdings Ltd.	897,672	1,633,358
Taiwan - 19.2%
Chroma ATE, Inc.	535,000	1,146,817
Cleanaway Co. Ltd.	174,000	1,146,055
CTCI Corp.	637,000	1,218,778
Delta Electronics, Inc.	347,000	1,257,331
E.SUN Financial Holdings Co. Ltd.	2,402,050	1,374,692
Formosa Optical Technology Co. Ltd.	560,000	1,488,655
Insyde Software Corp.	391,000	1,001,002
MJC Probe, Inc.	649,000	1,336,241
Motech Industries, Inc. (a)	802,000	898,957
Pacific Hospital Supply Co. Ltd.	481,700	1,365,333
Powertech Technology, Inc.	923,000	1,387,782
President Chain Store Corp.	251,000	1,355,723
SIMPLO Technology Co. Ltd.	284,400	1,324,247
Sinyi Realty, Inc.	958,000	1,472,848
St. Shine Optical Co. Ltd.	89,000	1,377,345
Standard Foods Corp.	151,000	421,859
Synnex Technology International Corp.	531,000	1,077,105
Taiwan Hon Chuan Enterprise Co. Ltd.	514,000	1,279,343
TXC Corp.	668,000	1,076,763
Unified-President Enterprises Corp.	1,270,890	2,229,327
Wah Lee Industrial Corp.	862,000	1,167,626
WPG Holding Co. Ltd.	1,021,000	1,372,628
Yungtay Engineering Co. Ltd.	557,000	1,088,347
TOTAL TAIWAN		28,864,804
Turkey - 1.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	113,749	1,700,980
Enka Insaat ve Sanayi A/S	329,800	990,103
TOTAL TURKEY		2,691,083
United Arab Emirates - 1.2%
First Gulf Bank PJSC	513,230	1,788,550
Common Stocks - continued
	Shares	Value
United Kingdom - 1.1%
PZ Cussons PLC Class L	277,216	$ 1,709,416
TOTAL COMMON STOCKS (Cost $137,781,502)		143,529,352
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.16% (b) (Cost $6,296,547)	6,296,547	6,296,547
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $144,078,049)		149,825,899
NET OTHER ASSETS (LIABILITIES) - 0.3%		429,931
NET ASSETS - 100%		$ 150,255,830
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $939,522 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,394
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,131,669	$ 18,131,669	$ -	$ -
Consumer Staples	27,940,942	27,940,942	-	-
Energy	2,561,760	2,561,760	-	-
Financials	29,186,282	28,025,331	1,160,951	-
Health Care	9,679,753	9,679,753	-	-
Industrials	21,673,373	21,673,373	-	-
Information Technology	19,295,357	19,295,357	-	-
Materials	8,266,183	6,796,394	1,469,789	-
Telecommunication Services	3,856,836	3,856,836	-	-
Utilities	2,937,197	2,937,197	-	-
Money Market Funds	6,296,547	6,296,547	-	-
Total Investments in Securities:	$ 149,825,899	$ 147,195,159	$ 2,630,740	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $144,274,310. Net unrealized appreciation aggregated $5,551,589, of which $8,666,873 related to appreciated investment securities and $3,115,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

January 31, 2013

1.813014.108

ECA-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Austria - 0.5%
Erste Bank AG (a)	53,400	$ 1,797,074
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	271,000	1,128,241
Bailiwick of Jersey - 2.5%
Experian PLC	257,100	4,407,892
Shire PLC	61,682	2,063,401
Wolseley PLC	53,469	2,497,414
TOTAL BAILIWICK OF JERSEY		8,968,707
Belgium - 1.8%
Delhaize Group SA	14,900	706,373
KBC Groupe SA	115,971	4,572,009
UCB SA	19,700	1,137,219
TOTAL BELGIUM		6,415,601
Canada - 0.8%
First Quantum Minerals Ltd.	55,400	1,116,998
Suncor Energy, Inc.	46,300	1,573,662
TOTAL CANADA		2,690,660
Cayman Islands - 0.5%
Hengdeli Holding Ltd.	4,900,000	1,718,545
Denmark - 1.5%
Novo Nordisk A/S Series B	28,130	5,178,511
Finland - 0.7%
Kone Oyj (B Shares)	11,000	907,350
Sampo Oyj (A Shares)	42,100	1,511,971
TOTAL FINLAND		2,419,321
France - 10.4%
Alstom SA	25,272	1,121,735
Arkema SA	19,900	2,269,698
Atos Origin SA	21,727	1,589,510
BNP Paribas SA	65,560	4,113,493
Bollore	1,800	648,893
Carrefour SA	72,303	2,059,670
Christian Dior SA	23,800	4,159,023
Credit Agricole SA (a)	169,600	1,676,459
Dassault Systemes SA	14,500	1,612,062
Essilor International SA	22,110	2,254,274
Havas SA	22,700	148,747
PPR SA	20,600	4,430,556
Remy Cointreau SA	17,100	2,182,296
Sanofi SA	90,743	8,846,186
TOTAL FRANCE		37,112,602
Germany - 7.2%
adidas AG	24,800	2,304,947
BASF AG	28,440	2,883,058
Bayer AG	59,800	5,901,357
Brenntag AG	13,400	1,909,515
GSW Immobilien AG	41,000	1,749,702

	Shares	Value
HeidelbergCement Finance AG	45,300	$ 2,853,372
Henkel AG & Co. KGaA	81,000	6,012,705
SAP AG	22,422	1,838,767
TOTAL GERMANY		25,453,423
Greece - 0.6%
Jumbo SA	158,300	1,375,614
Sarantis SA (a)	150,000	894,111
TOTAL GREECE		2,269,725
Ireland - 2.1%
Elan Corp. PLC (a)	183,800	1,939,310
Glanbia PLC	125,500	1,400,720
Ingersoll-Rand PLC	39,000	2,004,210
Prothena Corp. PLC (a)	4,482	26,937
Ryanair Holdings PLC sponsored ADR	54,000	2,103,300
TOTAL IRELAND		7,474,477
Italy - 3.9%
Brunello Cucinelli SpA	36,200	726,963
ENI SpA	163,400	4,081,331
Geox SpA (d)	508,000	1,783,726
Mediobanca SpA	218,502	1,606,533
Prada SpA	248,400	2,232,442
Prysmian SpA	93,700	2,005,080
UniCredit SpA (a)	244,900	1,581,490
TOTAL ITALY		14,017,565
Luxembourg - 0.6%
Eurofins Scientific SA	12,200	2,179,975
Netherlands - 4.7%
Aalberts Industries NV	51,200	1,150,893
AEGON NV	358,400	2,392,792
ASML Holding NV (Netherlands)	15,092	1,132,129
D.E. Master Blenders 1753 NV (a)	198,000	2,442,720
Koninklijke KPN NV	289,301	1,628,602
Koninklijke Philips Electronics NV	78,700	2,451,193
LyondellBasell Industries NV Class A	38,400	2,435,328
NXP Semiconductors NV (a)	47,600	1,427,524
Randstad Holding NV	39,000	1,617,221
TOTAL NETHERLANDS		16,678,402
Norway - 0.5%
DnB NOR ASA	124,200	1,736,968
South Africa - 0.3%
Naspers Ltd. Class N	15,800	1,022,422
Spain - 6.0%
Amadeus IT Holding SA Class A	49,000	1,229,182
Banco Bilbao Vizcaya Argentaria SA	521,438	5,184,022
Distribuidora Internacional de Alimentacion SA	200,200	1,479,851
Grifols SA	55,700	1,894,518
Grifols SA ADR	71,925	1,913,924
Inditex SA	31,318	4,388,434
Common Stocks - continued
	Shares	Value
Spain - continued
Repsol YPF SA	77,212	$ 1,724,068
Telefonica SA	239,694	3,469,088
TOTAL SPAIN		21,283,087
Sweden - 1.7%
Swedbank AB (A Shares)	136,758	3,226,515
Swedish Match Co. AB	73,800	2,769,597
TOTAL SWEDEN		5,996,112
Switzerland - 9.6%
Aryzta AG	32,320	1,816,568
Compagnie Financiere Richemont SA Series A	58,715	4,829,205
Credit Suisse Group	42,556	1,256,798
Credit Suisse Group sponsored ADR	33,500	989,590
Nestle SA	176,958	12,425,266
Schindler Holding AG (participation certificate)	19,666	2,917,323
Syngenta AG (Switzerland)	9,073	3,901,733
UBS AG	351,808	6,110,074
TOTAL SWITZERLAND		34,246,557
United Kingdom - 34.6%
Aggreko PLC	30,000	759,853
Antofagasta PLC	76,500	1,385,577
Associated British Foods PLC	95,100	2,637,992
AstraZeneca PLC (United Kingdom)	42,871	2,071,517
Aviva PLC	322,800	1,880,752
Barclays PLC	812,789	3,902,250
Barratt Developments PLC (a)	1,129,500	3,898,058
Bellway PLC	148,900	2,621,325
BHP Billiton PLC	169,462	5,811,172
British American Tobacco PLC (United Kingdom)	109,400	5,685,693
British Land Co. PLC	283,518	2,527,087
Ensco PLC Class A	28,200	1,792,674
Filtrona PLC	216,300	1,975,978
Galliford Try PLC	77,700	1,012,969
Hilton Food Group PLC	172,000	861,000
HSBC Holdings PLC (United Kingdom)	990,900	11,268,279
Intertek Group PLC	33,100	1,632,119
Kingfisher PLC	505,400	2,161,819
Lloyds Banking Group PLC (a)	5,367,400	4,393,295
Michael Page International PLC	308,600	1,992,998
Mitie Group PLC	319,300	1,427,569
Next PLC	50,300	3,237,302
Persimmon PLC	214,400	2,864,824
Prudential PLC	234,712	3,562,910
Reckitt Benckiser Group PLC	68,600	4,571,759
Redrow PLC (a)	870,500	2,569,321
Rightmove PLC	23,700	629,978
Rolls-Royce Group PLC	254,655	3,820,732

	Shares	Value
Royal Dutch Shell PLC Class A (United Kingdom)	319,482	$ 11,325,231
SABMiller PLC	86,800	4,336,441
Serco Group PLC	101,736	894,704
Standard Chartered PLC (United Kingdom)	116,662	3,103,810
Taylor Wimpey PLC	4,748,500	5,358,393
Ted Baker PLC	120,300	2,297,181
Tesco PLC	696,900	3,938,125
The Restaurant Group PLC	127,700	762,736
Vodafone Group PLC	2,074,800	5,662,463
Whitbread PLC	58,304	2,376,483
TOTAL UNITED KINGDOM		123,012,369
United States of America - 4.0%
ANSYS, Inc. (a)	14,400	1,059,840
Beam, Inc.	35,000	2,146,900
Coach, Inc.	23,000	1,173,000
Gilead Sciences, Inc. (a)	36,800	1,451,760
Google, Inc. Class A (a)	2,300	1,738,087
Noble Energy, Inc.	9,000	970,110
salesforce.com, Inc. (a)	8,800	1,514,744
Theravance, Inc. (a)	59,000	1,312,750
Visa, Inc. Class A	18,400	2,905,544
TOTAL UNITED STATES OF AMERICA		14,272,735
TOTAL COMMON STOCKS (Cost $282,011,523)		337,073,079
Nonconvertible Preferred Stocks - 2.1%

Germany - 2.1%
Porsche Automobil Holding SE (Germany)	28,700	2,497,904
ProSiebenSat.1 Media AG	50,900	1,740,932
Volkswagen AG	13,200	3,264,667
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,994,407)		7,503,503
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	8,937,272	$ 8,937,272
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	142,500	142,500
TOTAL MONEY MARKET FUNDS (Cost $9,079,772)		9,079,772
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $296,085,702)		353,656,354
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,884,191
NET ASSETS - 100%		$ 355,540,545
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,134
Fidelity Securities Lending Cash Central Fund	10,708
Total	$ 12,842
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 66,574,547	$ 66,574,547	$ -	$ -
Consumer Staples	58,367,787	52,682,094	5,685,693	-
Energy	21,467,076	6,060,514	15,406,562	-
Financials	71,272,114	31,320,942	39,951,172	-
Health Care	38,171,639	18,072,714	20,098,925	-
Industrials	37,282,963	34,831,770	2,451,193	-
Information Technology	16,047,389	13,076,493	2,970,896	-
Materials	24,632,914	14,920,009	9,712,905	-
Telecommunication Services	10,760,153	1,628,602	9,131,551	-
Money Market Funds	9,079,772	9,079,772	-	-
Total Investments in Securities:	$ 353,656,354	$ 248,247,457	$ 105,408,897	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $298,951,487. Net unrealized appreciation aggregated $54,704,867, of which $60,187,799 related to appreciated investment securities and $5,482,932 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

January 31, 2013

1.813067.108

EUR-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Austria - 0.5%
Erste Bank AG (a)	118,100	$ 3,974,428
Bailiwick of Jersey - 1.0%
Informa PLC	494,505	3,756,725
Wolseley PLC	80,860	3,776,785
TOTAL BAILIWICK OF JERSEY		7,533,510
Belgium - 2.3%
Anheuser-Busch InBev SA NV	134,800	11,860,862
Anheuser-Busch InBev SA NV ADR	3,800	336,680
KBC Groupe SA	99,696	3,930,387
TOTAL BELGIUM		16,127,929
Bermuda - 0.5%
Signet Jewelers Ltd.	52,800	3,304,224
Canada - 0.4%
Goldcorp, Inc.	83,000	2,923,391
Denmark - 2.1%
FLSmidth & Co. A/S (d)	56,300	3,494,992
Novo Nordisk A/S Series B	61,001	11,229,802
TOTAL DENMARK		14,724,794
Finland - 1.3%
Amer Group PLC (A Shares)	207,600	3,309,263
Sampo Oyj (A Shares)	163,400	5,868,317
TOTAL FINLAND		9,177,580
France - 12.5%
Alstom SA	64,693	2,871,495
Atos Origin SA	48,262	3,530,764
AXA SA	353,100	6,539,550
BNP Paribas SA	168,661	10,582,455
Bureau Veritas SA	33,700	4,036,301
Christian Dior SA	62,100	10,851,904
Compagnie de St. Gobain	109,100	4,498,890
JCDecaux SA	137,500	3,846,902
PPR SA	44,300	9,527,846
Publicis Groupe SA	80,300	5,261,307
Sanofi SA	169,129	16,487,736
Schneider Electric SA	101,200	7,708,665
Technip SA	34,000	3,686,753
TOTAL FRANCE		89,430,568
Germany - 11.6%
adidas AG	60,500	5,622,955
BASF AG	142,569	14,452,697
Bayer AG	131,200	12,947,459
Beiersdorf AG	35,000	3,072,362
Brenntag AG	27,200	3,876,030
CTS Eventim AG	80,681	2,883,321
Deutsche Boerse AG	77,900	5,125,212
Deutsche Post AG	239,292	5,619,330
ElringKlinger AG	46,793	1,654,148
GEA Group AG	115,440	4,185,076

	Shares	Value
GSW Immobilien AG	52,600	$ 2,244,739
HeidelbergCement Finance AG	62,900	3,961,967
Linde AG	39,200	7,153,542
SAP AG	126,241	10,352,677
TOTAL GERMANY		83,151,515
Ireland - 1.7%
DCC PLC (Ireland)	109,500	3,583,166
Elan Corp. PLC (a)	217,000	2,289,609
FBD Holdings PLC	168,200	2,489,363
Ryanair Holdings PLC sponsored ADR	92,900	3,618,455
TOTAL IRELAND		11,980,593
Israel - 0.4%
Israel Chemicals Ltd.	214,600	2,843,204
Italy - 4.1%
Azimut Holding SpA	172,800	3,036,084
Banca Popolare dell'Emilia Romagna Scrl	168,800	1,489,778
Beni Stabili SpA SIIQ	5,280,400	3,649,391
ENI SpA	458,500	11,452,204
Prada SpA	382,300	3,435,840
Prysmian SpA	180,600	3,864,646
Saipem SpA	94,896	2,692,961
TOTAL ITALY		29,620,904
Netherlands - 1.5%
ASML Holding NV (Netherlands)	71,455	5,360,207
Heineken NV (Bearer)	72,600	5,105,266
TOTAL NETHERLANDS		10,465,473
Norway - 2.2%
DnB NOR ASA	415,600	5,812,268
Merkantildata ASA	267,700	3,185,213
Telenor ASA	309,400	6,824,708
TOTAL NORWAY		15,822,189
Poland - 0.4%
Warsaw Stock Exchange	208,900	2,716,673
Russia - 0.4%
Magnit OJSC GDR (Reg. S)	68,400	3,041,064
Spain - 1.8%
Criteria CaixaCorp SA	840,900	3,319,137
Inditex SA	40,226	5,636,667
Repsol YPF SA	182,530	4,075,716
TOTAL SPAIN		13,031,520
Sweden - 2.0%
ASSA ABLOY AB (B Shares)	135,800	5,083,542
Svenska Handelsbanken AB (A Shares)	135,300	5,533,003
Swedish Match Co. AB	97,400	3,655,267
TOTAL SWEDEN		14,271,812
Switzerland - 13.8%
Adecco SA (Reg.)	94,551	5,433,786
Common Stocks - continued
	Shares	Value
Switzerland - continued
Aryzta AG	85,140	$ 4,785,354
Nestle SA	423,926	29,766,357
Partners Group Holding AG	17,940	4,212,711
Roche Holding AG (participation certificate)	99,502	22,020,442
Schindler Holding AG (participation certificate)	38,055	5,645,212
Syngenta AG (Switzerland)	21,634	9,303,439
UBS AG (NY Shares)	541,100	9,398,907
Zurich Insurance Group AG	27,099	7,795,746
TOTAL SWITZERLAND		98,361,954
Turkey - 0.4%
Coca-Cola Icecek A/S	117,000	2,847,249
United Kingdom - 32.1%
Anglo American PLC (United Kingdom)	216,300	6,471,672
Associated British Foods PLC	167,800	4,654,628
Barclays PLC	1,637,276	7,860,664
BG Group PLC	164,700	2,925,599
BHP Billiton PLC	359,744	12,336,301
British American Tobacco PLC (United Kingdom)	323,100	16,792,024
British Land Co. PLC	458,646	4,088,059
Bunzl PLC	190,600	3,424,964
Centrica PLC	1,408,500	7,823,051
Compass Group PLC	462,900	5,608,978
Dechra Pharmaceuticals PLC	284,400	2,798,817
Diageo PLC	377,219	11,229,112
Fenner PLC	247,800	1,489,118
Galliford Try PLC	221,700	2,890,285
GlaxoSmithKline PLC	604,400	13,825,016
HSBC Holdings PLC (United Kingdom)	982,122	11,168,458
ICAP PLC	649,600	3,360,726
London Stock Exchange Group PLC	202,000	3,857,279
Meggitt PLC	591,800	4,082,887
Next PLC	78,200	5,032,943
Prudential PLC	556,251	8,443,848
Rolls-Royce Group PLC	419,564	6,294,954
Rolls-Royce Group PLC (C Shares)	30,982,464	49,138
Royal Dutch Shell PLC:
Class A (Netherlands)	265,534	9,391,229
Class A (United Kingdom)	6,175	218,896
Class B (United Kingdom)	499,450	18,153,469
SIG PLC	1,443,900	3,022,834
Standard Chartered PLC (United Kingdom)	369,158	9,821,504
Taylor Wimpey PLC	4,580,574	5,168,898
Tesco PLC	1,388,200	7,844,604

	Shares	Value
Unilever PLC	202,700	$ 8,256,675
Vodafone Group PLC	6,337,400	17,295,785
William Hill PLC	598,000	3,642,912
TOTAL UNITED KINGDOM		229,325,327
United States of America - 1.8%
Beam, Inc.	44,800	2,748,032
Colgate-Palmolive Co.	24,900	2,673,513
EMC Corp. (a)	53,300	1,311,713
Oracle Corp.	84,600	3,004,146
Philip Morris International, Inc.	30,800	2,715,328
Zoetis, Inc. Class A	6,100	158,600
TOTAL UNITED STATES OF AMERICA		12,611,332
TOTAL COMMON STOCKS (Cost $587,036,168)		677,287,233
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.6%
Volkswagen AG (Cost $7,591,577)	47,600	11,772,588
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.16% (b)	21,714,621	21,714,621
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,543,300	1,543,300
TOTAL MONEY MARKET FUNDS (Cost $23,257,921)		23,257,921
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $617,885,666)	712,317,742
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,161,445
NET ASSETS - 100%	$ 714,479,187
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,936
Fidelity Securities Lending Cash Central Fund	8,636
Total	$ 16,572
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 90,317,421	$ 90,317,421	$ -	$ -
Consumer Staples	121,384,377	73,245,704	48,138,673	-
Energy	52,596,827	13,381,029	39,215,798	-
Financials	136,318,687	108,845,717	27,472,970	-
Health Care	81,757,481	37,925,318	43,832,163	-
Industrials	88,550,551	88,550,551	-	-
Information Technology	26,744,720	11,031,836	15,712,884	-
Materials	59,446,213	37,806,473	21,639,740	-
Telecommunication Services	24,120,493	6,824,708	17,295,785	-
Utilities	7,823,051	7,823,051	-	-
Money Market Funds	23,257,921	23,257,921	-	-
Total Investments in Securities:	$ 712,317,742	$ 499,009,729	$ 213,308,013	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $619,355,509. Net unrealized appreciation aggregated $92,962,233, of which $103,781,853 related to appreciated investment securities and $10,819,620 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Commodity Stock

January 31, 2013

1.879386.103

GCS-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CHEMICALS - 19.8%
Diversified Chemicals - 0.0%
Eastman Chemical Co.	800	$ 56,920
FMC Corp.	1,000	61,470
		118,390
Fertilizers & Agricultural Chemicals - 19.6%
Agrium, Inc.	70,800	8,031,903
CF Industries Holdings, Inc.	20,872	4,783,236
China BlueChemical Ltd. (H Shares)	1,268,000	910,689
Incitec Pivot Ltd.	665,084	2,240,165
Israel Chemicals Ltd.	313,700	4,156,166
Israel Corp. Ltd. (Class A)	1,000	682,664
K&S AG	24,707	1,115,443
Monsanto Co.	312,000	31,621,202
Potash Corp. of Saskatchewan, Inc.	463,600	19,693,936
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	3,100	176,204
Syngenta AG (Switzerland)	55,062	23,678,744
Taiwan Fertilizer Co. Ltd.	93,000	230,532
The Mosaic Co.	123,459	7,561,864
Uralkali OJSC GDR (Reg. S)	69,400	2,646,916
Yara International ASA	96,300	5,138,562
		112,668,226
Specialty Chemicals - 0.2%
Albemarle Corp.	3,100	190,061
Ashland, Inc.	11,700	918,567
Johnson Matthey PLC	1,500	53,884
		1,162,512
TOTAL CHEMICALS		113,949,128
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
FLSmidth & Co. A/S	21,300	1,322,261
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
HeidelbergCement Finance AG	3,100	195,264
Lafarge SA (Bearer)	9,600	586,961
Vulcan Materials Co.	1,000	56,560
		838,785
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - 0.1%
Paper Packaging - 0.1%
Rock-Tenn Co. Class A	4,700	$ 371,065
ENERGY EQUIPMENT & SERVICES - 1.9%
Oil & Gas Drilling - 1.2%
Ensco PLC Class A	15,200	966,264
Noble Corp.	28,400	1,150,200
Ocean Rig UDW, Inc. (United States) (a)	76,547	1,322,732
Rowan Companies PLC (a)	29,600	1,020,608
Unit Corp. (a)	14,400	693,072
Vantage Drilling Co. (a)	1,074,382	2,009,094
		7,161,970
Oil & Gas Equipment & Services - 0.7%
Cameron International Corp. (a)	8,900	563,459
Halliburton Co.	1,600	65,088
National Oilwell Varco, Inc.	38,800	2,876,632
Superior Energy Services, Inc. (a)	17,700	441,969
		3,947,148
TOTAL ENERGY EQUIPMENT & SERVICES		11,109,118
FOOD PRODUCTS - 4.2%
Agricultural Products - 4.2%
Archer Daniels Midland Co.	368,800	10,521,864
Bunge Ltd.	115,500	9,200,730
China Agri-Industries Holdings Ltd.	2,029,300	1,237,665
Golden Agri-Resources Ltd.	4,481,000	2,299,063
Ingredion, Inc.	2,800	184,996
Wilmar International Ltd.	214,000	660,510
		24,104,828
MACHINERY - 0.3%
Construction & Farm Machinery & Heavy Trucks - 0.3%
Cummins, Inc.	1,000	114,830
Fiat Industrial SpA	58,700	755,982
Jain Irrigation Systems Ltd.	222,016	310,885
Joy Global, Inc.	10,050	634,859
		1,816,556
METALS & MINING - 35.4%
Aluminum - 0.2%
Alcoa, Inc.	135,300	1,196,052
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - 16.2%
Anglo American PLC (United Kingdom)	250,651	$ 7,499,450
BHP Billiton PLC	873,266	29,945,940
Capstone Mining Corp. (a)	20,200	50,024
Copper Mountain Mining Corp. (a)	477,231	1,679,447
Eurasian Natural Resources Corp. PLC	63,000	329,530
First Quantum Minerals Ltd.	112,500	2,268,273
Freeport-McMoRan Copper & Gold, Inc.	184,900	6,517,725
Glencore International PLC (d)	698,800	4,360,594
Grupo Mexico SA de CV Series B	248,311	925,312
Horsehead Holding Corp. (a)	221,000	2,201,160
Iluka Resources Ltd. (d)	71,055	720,215
Inmet Mining Corp.	4,800	346,501
Ivanhoe Australia Ltd. (a)(d)	536,258	248,848
Kazakhmys PLC	28,100	325,336
Korea Zinc Co. Ltd.	1,554	548,465
Mmg Ltd. (a)	408,000	165,191
Norilsk Nickel OJSC sponsored ADR	41,300	820,631
Rio Tinto PLC	300,087	16,953,196
Sterlite Industries (India) Ltd.	21,788	46,413
Sumitomo Metal Mining Co. Ltd.	25,000	389,032
Teck Resources Ltd. Class B (sub. vtg.)	101,500	3,699,143
Turquoise Hill Resources Ltd. (a)(d)	605,314	4,660,930
Walter Energy, Inc.	31,500	1,182,825
Xstrata PLC	393,591	7,375,340
		93,259,521
Gold - 12.0%
Agnico-Eagle Mines Ltd. (Canada)	54,300	2,484,168
Allied Nevada Gold Corp. (a)	14,800	350,612
AngloGold Ashanti Ltd. sponsored ADR	76,600	2,146,332
B2Gold Corp. (a)	385,170	1,482,908
Barrick Gold Corp.	339,600	10,813,812
Centerra Gold, Inc.	58,600	532,300
Compania de Minas Buenaventura SA sponsored ADR	10,500	310,695
Detour Gold Corp. (a)	53,600	1,132,833
Eldorado Gold Corp.	271,650	3,036,793
Franco-Nevada Corp.	29,146	1,557,824
Gold Fields Ltd. sponsored ADR	145,000	1,684,900
Goldcorp, Inc.	257,410	9,066,386
Harmony Gold Mining Co. Ltd. sponsored ADR	115,800	748,068
IAMGOLD Corp.	74,000	607,640
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Kinross Gold Corp.	339,305	$ 2,782,750
New Gold, Inc. (a)	320,700	3,115,684
Newcrest Mining Ltd.	199,936	4,878,742
Newmont Mining Corp.	107,000	4,596,720
Osisko Mining Corp. (a)	392,428	2,718,746
Premier Gold Mines Ltd. (a)	412,900	1,424,079
Randgold Resources Ltd. sponsored ADR	59,000	5,555,440
Romarco Minerals, Inc. (a)	657,500	586,700
Royal Gold, Inc.	13,400	1,000,578
Yamana Gold, Inc.	334,600	5,468,197
Zhaojin Mining Industry Co. Ltd. (H Shares)	342,000	515,068
Zijin Mining Group Co. Ltd. (H Shares)	434,000	167,323
		68,765,298
Precious Metals & Minerals - 1.8%
Anglo Platinum Ltd.	6,000	293,797
Aquarius Platinum Ltd. (United Kingdom) (a)	492,800	490,442
Gem Diamonds Ltd. (a)	544,600	1,381,977
Impala Platinum Holdings Ltd.	46,700	847,809
Pan American Silver Corp.	91,550	1,603,040
Silver Wheaton Corp.	132,600	4,614,544
Tahoe Resources, Inc. (a)	71,700	1,156,660
		10,388,269
Steel - 5.2%
African Minerals Ltd. (a)	363,400	1,766,520
Allegheny Technologies, Inc.	28,000	886,200
ArcelorMittal SA Class A unit (d)	166,400	2,855,424
Carpenter Technology Corp.	3,400	177,922
Cliffs Natural Resources, Inc. (d)	8,300	309,673
Commercial Metals Co.	19,550	325,508
Eregli Demir ve Celik Fabrikalari T.A.S.	149,000	211,798
Fortescue Metals Group Ltd. (d)	300,489	1,466,478
Gerdau SA sponsored ADR	179,500	1,584,985
Hyundai Steel Co.	28,717	2,188,067
Jindal Steel & Power Ltd. (a)	61,255	483,141
London Mining PLC (a)	640,286	1,690,797
Magnitogorsk Iron & Steel Works OJSC unit	181,000	819,930
POSCO	13,232	4,329,209
Reliance Steel & Aluminum Co.	3,400	220,048
Sims Metal Management Ltd.	21,500	209,286
Tata Steel Ltd.	46,417	352,778
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Thyssenkrupp AG	47,300	$ 1,148,966
Vale SA (PN-A) sponsored ADR	403,000	7,757,750
Voestalpine AG	23,100	845,919
Yamato Kogyo Co. Ltd.	2,400	68,684
		29,699,083
TOTAL METALS & MINING		203,308,223
OIL, GAS & CONSUMABLE FUELS - 32.7%
Coal & Consumable Fuels - 2.4%
Alpha Natural Resources, Inc. (a)	484,337	4,291,226
Banpu PCL (For. Reg.)	22,350	290,805
Cameco Corp.	57,100	1,230,850
China Shenhua Energy Co. Ltd. (H Shares)	40,000	172,009
CONSOL Energy, Inc.	24,600	770,964
Peabody Energy Corp.	249,400	6,272,410
Whitehaven Coal Ltd.	138,200	472,697
Yanzhou Coal Mining Co. Ltd. (H Shares)	52,000	88,606
		13,589,567
Integrated Oil & Gas - 17.5%
BG Group PLC	372,050	6,608,799
BP PLC	1,467,800	10,865,412
Cenovus Energy, Inc.	49,800	1,653,176
Chevron Corp.	94,800	10,916,220
China Petroleum & Chemical Corp. (H Shares)	364,000	441,639
ENI SpA	247,827	6,190,110
Exxon Mobil Corp.	38,061	3,424,348
Gazprom OAO sponsored ADR	393,700	3,720,465
Hess Corp.	33,100	2,222,996
Imperial Oil Ltd.	11,200	491,839
InterOil Corp. (a)(d)	76,800	4,583,424
Lukoil Oil Co. sponsored ADR	39,900	2,697,240
Murphy Oil Corp.	34,900	2,077,248
Occidental Petroleum Corp.	72,800	6,426,056
Origin Energy Ltd.	198,267	2,603,018
PetroChina Co. Ltd. (H Shares)	402,000	570,064
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	268,500	4,857,165
PTT PCL (For. Reg.)	62,100	710,131
Repsol YPF SA	55,709	1,243,927
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Royal Dutch Shell PLC Class A (United Kingdom)	511,050	$ 18,116,074
StatoilHydro ASA	64,600	1,721,105
Suncor Energy, Inc.	194,932	6,625,421
Total SA	30,000	1,625,769
		100,391,646
Oil & Gas Exploration & Production - 12.2%
Anadarko Petroleum Corp.	61,600	4,929,232
Apache Corp.	52,900	4,430,904
Athabasca Oil Corp. (a)	16,500	175,191
Baytex Energy Corp.	4,300	197,712
Berry Petroleum Co. Class A	17,400	640,668
Bonavista Energy Corp. (d)	138,800	1,875,901
Cabot Oil & Gas Corp.	26,200	1,382,836
Canadian Natural Resources Ltd.	181,000	5,465,931
Canadian Oil Sands Ltd.	8,600	180,985
Chesapeake Energy Corp. (d)	65,700	1,325,826
Cimarex Energy Co.	7,400	472,564
CNOOC Ltd.	120,000	246,946
CNOOC Ltd. sponsored ADR (d)	12,100	2,484,493
Cobalt International Energy, Inc. (a)	87,100	2,108,691
Concho Resources, Inc. (a)	20,100	1,833,522
ConocoPhillips	19,500	1,131,000
Crew Energy, Inc. (a)	378,000	2,254,963
Denbury Resources, Inc. (a)	141,900	2,643,597
Devon Energy Corp.	32,600	1,864,394
Double Eagle Petroleum Co. (a)	319,186	1,621,465
Energen Corp.	26,600	1,280,524
EOG Resources, Inc.	13,000	1,624,740
EQT Corp.	7,500	445,575
INPEX Corp.	624	3,616,600
Marathon Oil Corp.	58,300	1,959,463
MEG Energy Corp. (a)	5,100	174,312
Newfield Exploration Co. (a)	9,100	268,450
Noble Energy, Inc.	15,800	1,703,082
NOVATEK OAO GDR (Reg. S)	4,700	550,370
Oasis Petroleum, Inc. (a)	3,150	113,022
OGX Petroleo e Gas Participacoes SA (a)	56,600	116,534
Oil Search Ltd. ADR	46,796	356,232
Pacific Rubiales Energy Corp.	48,474	1,130,930
Painted Pony Petroleum Ltd. (e)	15,000	150,391
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Painted Pony Petroleum Ltd. Class A (a)	213,100	$ 2,136,555
Pengrowth Energy Corp. (d)	42,200	192,511
Penn West Petroleum Ltd.	202,300	2,046,528
PetroBakken Energy Ltd. (d)	167,900	1,481,372
Petrominerales Ltd. (d)	241,126	2,146,780
Pioneer Natural Resources Co.	13,200	1,551,528
Platino Energy Corp. (a)	137,400	190,106
PTT Exploration and Production PCL (For. Reg.)	52,600	292,810
QEP Resources, Inc.	18,100	531,235
Rosetta Resources, Inc. (a)	13,200	699,864
Santos Ltd.	92,100	1,148,661
SM Energy Co.	5,700	331,512
Southwestern Energy Co. (a)	29,300	1,004,990
Talisman Energy, Inc.	100,500	1,255,494
Tullow Oil PLC	89,300	1,611,747
Whiting Petroleum Corp. (a)	41,400	1,969,812
Woodside Petroleum Ltd.	24,408	902,806
		70,251,357
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	750	55,658
PBF Energy, Inc. Class A	4,200	140,280
Phillips 66	1,000	60,570
Tesoro Corp.	9,800	477,162
Valero Energy Corp.	700	30,611
		764,281
Oil & Gas Storage & Transport - 0.5%
Tesoro Logistics LP	43,800	1,927,200
The Williams Companies, Inc.	17,900	627,395
Western Gas Equity Partners LP	1,600	54,016
		2,608,611
TOTAL OIL, GAS & CONSUMABLE FUELS		187,605,462
PAPER & FOREST PRODUCTS - 3.1%
Paper Products - 3.1%
Empresas CMPC SA	238,575	926,358
International Paper Co.	248,000	10,272,160
Oji Holdings Corp.	44,000	142,424
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Stora Enso Oyj (R Shares)	342,500	$ 2,443,819
UPM-Kymmene Corp.	334,500	4,085,386
		17,870,147
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	1,900	57,228
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
Tsutsumi Jewelry Co. Ltd.	99,200	2,437,557
TOTAL COMMON STOCKS (Cost $584,600,528)		564,790,358
Nonconvertible Preferred Stocks - 0.1%

CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	13,250	99,873
METALS & MINING - 0.1%
Steel - 0.1%
Bradespar SA (PN)	12,600	195,452
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $350,390)		295,325
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.16% (b)	9,583,113	$ 9,583,113
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,040,022	14,040,022
TOTAL MONEY MARKET FUNDS (Cost $23,623,135)		23,623,135
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $608,574,053)		588,708,818
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(14,447,623)
NET ASSETS - 100%		$ 574,261,195
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $150,391 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,356
Fidelity Securities Lending Cash Central Fund	120,296
Total	$ 121,652
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 564,790,358	$ 449,761,845	$ 115,028,513	$ -
Nonconvertible Preferred Stocks	295,325	295,325	-	-
Money Market Funds	23,623,135	23,623,135	-	-
Total Investments in Securities:	$ 588,708,818	$ 473,680,305	$ 115,028,513	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $614,754,170. Net unrealized depreciation aggregated $26,045,352, of which $42,429,106 related to appreciated investment securities and $68,474,458 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879402.103

AGCS-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CHEMICALS - 19.8%
Diversified Chemicals - 0.0%
Eastman Chemical Co.	800	$ 56,920
FMC Corp.	1,000	61,470
		118,390
Fertilizers & Agricultural Chemicals - 19.6%
Agrium, Inc.	70,800	8,031,903
CF Industries Holdings, Inc.	20,872	4,783,236
China BlueChemical Ltd. (H Shares)	1,268,000	910,689
Incitec Pivot Ltd.	665,084	2,240,165
Israel Chemicals Ltd.	313,700	4,156,166
Israel Corp. Ltd. (Class A)	1,000	682,664
K&S AG	24,707	1,115,443
Monsanto Co.	312,000	31,621,202
Potash Corp. of Saskatchewan, Inc.	463,600	19,693,936
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	3,100	176,204
Syngenta AG (Switzerland)	55,062	23,678,744
Taiwan Fertilizer Co. Ltd.	93,000	230,532
The Mosaic Co.	123,459	7,561,864
Uralkali OJSC GDR (Reg. S)	69,400	2,646,916
Yara International ASA	96,300	5,138,562
		112,668,226
Specialty Chemicals - 0.2%
Albemarle Corp.	3,100	190,061
Ashland, Inc.	11,700	918,567
Johnson Matthey PLC	1,500	53,884
		1,162,512
TOTAL CHEMICALS		113,949,128
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
FLSmidth & Co. A/S	21,300	1,322,261
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
HeidelbergCement Finance AG	3,100	195,264
Lafarge SA (Bearer)	9,600	586,961
Vulcan Materials Co.	1,000	56,560
		838,785
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - 0.1%
Paper Packaging - 0.1%
Rock-Tenn Co. Class A	4,700	$ 371,065
ENERGY EQUIPMENT & SERVICES - 1.9%
Oil & Gas Drilling - 1.2%
Ensco PLC Class A	15,200	966,264
Noble Corp.	28,400	1,150,200
Ocean Rig UDW, Inc. (United States) (a)	76,547	1,322,732
Rowan Companies PLC (a)	29,600	1,020,608
Unit Corp. (a)	14,400	693,072
Vantage Drilling Co. (a)	1,074,382	2,009,094
		7,161,970
Oil & Gas Equipment & Services - 0.7%
Cameron International Corp. (a)	8,900	563,459
Halliburton Co.	1,600	65,088
National Oilwell Varco, Inc.	38,800	2,876,632
Superior Energy Services, Inc. (a)	17,700	441,969
		3,947,148
TOTAL ENERGY EQUIPMENT & SERVICES		11,109,118
FOOD PRODUCTS - 4.2%
Agricultural Products - 4.2%
Archer Daniels Midland Co.	368,800	10,521,864
Bunge Ltd.	115,500	9,200,730
China Agri-Industries Holdings Ltd.	2,029,300	1,237,665
Golden Agri-Resources Ltd.	4,481,000	2,299,063
Ingredion, Inc.	2,800	184,996
Wilmar International Ltd.	214,000	660,510
		24,104,828
MACHINERY - 0.3%
Construction & Farm Machinery & Heavy Trucks - 0.3%
Cummins, Inc.	1,000	114,830
Fiat Industrial SpA	58,700	755,982
Jain Irrigation Systems Ltd.	222,016	310,885
Joy Global, Inc.	10,050	634,859
		1,816,556
METALS & MINING - 35.4%
Aluminum - 0.2%
Alcoa, Inc.	135,300	1,196,052
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - 16.2%
Anglo American PLC (United Kingdom)	250,651	$ 7,499,450
BHP Billiton PLC	873,266	29,945,940
Capstone Mining Corp. (a)	20,200	50,024
Copper Mountain Mining Corp. (a)	477,231	1,679,447
Eurasian Natural Resources Corp. PLC	63,000	329,530
First Quantum Minerals Ltd.	112,500	2,268,273
Freeport-McMoRan Copper & Gold, Inc.	184,900	6,517,725
Glencore International PLC (d)	698,800	4,360,594
Grupo Mexico SA de CV Series B	248,311	925,312
Horsehead Holding Corp. (a)	221,000	2,201,160
Iluka Resources Ltd. (d)	71,055	720,215
Inmet Mining Corp.	4,800	346,501
Ivanhoe Australia Ltd. (a)(d)	536,258	248,848
Kazakhmys PLC	28,100	325,336
Korea Zinc Co. Ltd.	1,554	548,465
Mmg Ltd. (a)	408,000	165,191
Norilsk Nickel OJSC sponsored ADR	41,300	820,631
Rio Tinto PLC	300,087	16,953,196
Sterlite Industries (India) Ltd.	21,788	46,413
Sumitomo Metal Mining Co. Ltd.	25,000	389,032
Teck Resources Ltd. Class B (sub. vtg.)	101,500	3,699,143
Turquoise Hill Resources Ltd. (a)(d)	605,314	4,660,930
Walter Energy, Inc.	31,500	1,182,825
Xstrata PLC	393,591	7,375,340
		93,259,521
Gold - 12.0%
Agnico-Eagle Mines Ltd. (Canada)	54,300	2,484,168
Allied Nevada Gold Corp. (a)	14,800	350,612
AngloGold Ashanti Ltd. sponsored ADR	76,600	2,146,332
B2Gold Corp. (a)	385,170	1,482,908
Barrick Gold Corp.	339,600	10,813,812
Centerra Gold, Inc.	58,600	532,300
Compania de Minas Buenaventura SA sponsored ADR	10,500	310,695
Detour Gold Corp. (a)	53,600	1,132,833
Eldorado Gold Corp.	271,650	3,036,793
Franco-Nevada Corp.	29,146	1,557,824
Gold Fields Ltd. sponsored ADR	145,000	1,684,900
Goldcorp, Inc.	257,410	9,066,386
Harmony Gold Mining Co. Ltd. sponsored ADR	115,800	748,068
IAMGOLD Corp.	74,000	607,640
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Kinross Gold Corp.	339,305	$ 2,782,750
New Gold, Inc. (a)	320,700	3,115,684
Newcrest Mining Ltd.	199,936	4,878,742
Newmont Mining Corp.	107,000	4,596,720
Osisko Mining Corp. (a)	392,428	2,718,746
Premier Gold Mines Ltd. (a)	412,900	1,424,079
Randgold Resources Ltd. sponsored ADR	59,000	5,555,440
Romarco Minerals, Inc. (a)	657,500	586,700
Royal Gold, Inc.	13,400	1,000,578
Yamana Gold, Inc.	334,600	5,468,197
Zhaojin Mining Industry Co. Ltd. (H Shares)	342,000	515,068
Zijin Mining Group Co. Ltd. (H Shares)	434,000	167,323
		68,765,298
Precious Metals & Minerals - 1.8%
Anglo Platinum Ltd.	6,000	293,797
Aquarius Platinum Ltd. (United Kingdom) (a)	492,800	490,442
Gem Diamonds Ltd. (a)	544,600	1,381,977
Impala Platinum Holdings Ltd.	46,700	847,809
Pan American Silver Corp.	91,550	1,603,040
Silver Wheaton Corp.	132,600	4,614,544
Tahoe Resources, Inc. (a)	71,700	1,156,660
		10,388,269
Steel - 5.2%
African Minerals Ltd. (a)	363,400	1,766,520
Allegheny Technologies, Inc.	28,000	886,200
ArcelorMittal SA Class A unit (d)	166,400	2,855,424
Carpenter Technology Corp.	3,400	177,922
Cliffs Natural Resources, Inc. (d)	8,300	309,673
Commercial Metals Co.	19,550	325,508
Eregli Demir ve Celik Fabrikalari T.A.S.	149,000	211,798
Fortescue Metals Group Ltd. (d)	300,489	1,466,478
Gerdau SA sponsored ADR	179,500	1,584,985
Hyundai Steel Co.	28,717	2,188,067
Jindal Steel & Power Ltd. (a)	61,255	483,141
London Mining PLC (a)	640,286	1,690,797
Magnitogorsk Iron & Steel Works OJSC unit	181,000	819,930
POSCO	13,232	4,329,209
Reliance Steel & Aluminum Co.	3,400	220,048
Sims Metal Management Ltd.	21,500	209,286
Tata Steel Ltd.	46,417	352,778
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Thyssenkrupp AG	47,300	$ 1,148,966
Vale SA (PN-A) sponsored ADR	403,000	7,757,750
Voestalpine AG	23,100	845,919
Yamato Kogyo Co. Ltd.	2,400	68,684
		29,699,083
TOTAL METALS & MINING		203,308,223
OIL, GAS & CONSUMABLE FUELS - 32.7%
Coal & Consumable Fuels - 2.4%
Alpha Natural Resources, Inc. (a)	484,337	4,291,226
Banpu PCL (For. Reg.)	22,350	290,805
Cameco Corp.	57,100	1,230,850
China Shenhua Energy Co. Ltd. (H Shares)	40,000	172,009
CONSOL Energy, Inc.	24,600	770,964
Peabody Energy Corp.	249,400	6,272,410
Whitehaven Coal Ltd.	138,200	472,697
Yanzhou Coal Mining Co. Ltd. (H Shares)	52,000	88,606
		13,589,567
Integrated Oil & Gas - 17.5%
BG Group PLC	372,050	6,608,799
BP PLC	1,467,800	10,865,412
Cenovus Energy, Inc.	49,800	1,653,176
Chevron Corp.	94,800	10,916,220
China Petroleum & Chemical Corp. (H Shares)	364,000	441,639
ENI SpA	247,827	6,190,110
Exxon Mobil Corp.	38,061	3,424,348
Gazprom OAO sponsored ADR	393,700	3,720,465
Hess Corp.	33,100	2,222,996
Imperial Oil Ltd.	11,200	491,839
InterOil Corp. (a)(d)	76,800	4,583,424
Lukoil Oil Co. sponsored ADR	39,900	2,697,240
Murphy Oil Corp.	34,900	2,077,248
Occidental Petroleum Corp.	72,800	6,426,056
Origin Energy Ltd.	198,267	2,603,018
PetroChina Co. Ltd. (H Shares)	402,000	570,064
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	268,500	4,857,165
PTT PCL (For. Reg.)	62,100	710,131
Repsol YPF SA	55,709	1,243,927
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Royal Dutch Shell PLC Class A (United Kingdom)	511,050	$ 18,116,074
StatoilHydro ASA	64,600	1,721,105
Suncor Energy, Inc.	194,932	6,625,421
Total SA	30,000	1,625,769
		100,391,646
Oil & Gas Exploration & Production - 12.2%
Anadarko Petroleum Corp.	61,600	4,929,232
Apache Corp.	52,900	4,430,904
Athabasca Oil Corp. (a)	16,500	175,191
Baytex Energy Corp.	4,300	197,712
Berry Petroleum Co. Class A	17,400	640,668
Bonavista Energy Corp. (d)	138,800	1,875,901
Cabot Oil & Gas Corp.	26,200	1,382,836
Canadian Natural Resources Ltd.	181,000	5,465,931
Canadian Oil Sands Ltd.	8,600	180,985
Chesapeake Energy Corp. (d)	65,700	1,325,826
Cimarex Energy Co.	7,400	472,564
CNOOC Ltd.	120,000	246,946
CNOOC Ltd. sponsored ADR (d)	12,100	2,484,493
Cobalt International Energy, Inc. (a)	87,100	2,108,691
Concho Resources, Inc. (a)	20,100	1,833,522
ConocoPhillips	19,500	1,131,000
Crew Energy, Inc. (a)	378,000	2,254,963
Denbury Resources, Inc. (a)	141,900	2,643,597
Devon Energy Corp.	32,600	1,864,394
Double Eagle Petroleum Co. (a)	319,186	1,621,465
Energen Corp.	26,600	1,280,524
EOG Resources, Inc.	13,000	1,624,740
EQT Corp.	7,500	445,575
INPEX Corp.	624	3,616,600
Marathon Oil Corp.	58,300	1,959,463
MEG Energy Corp. (a)	5,100	174,312
Newfield Exploration Co. (a)	9,100	268,450
Noble Energy, Inc.	15,800	1,703,082
NOVATEK OAO GDR (Reg. S)	4,700	550,370
Oasis Petroleum, Inc. (a)	3,150	113,022
OGX Petroleo e Gas Participacoes SA (a)	56,600	116,534
Oil Search Ltd. ADR	46,796	356,232
Pacific Rubiales Energy Corp.	48,474	1,130,930
Painted Pony Petroleum Ltd. (e)	15,000	150,391
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Painted Pony Petroleum Ltd. Class A (a)	213,100	$ 2,136,555
Pengrowth Energy Corp. (d)	42,200	192,511
Penn West Petroleum Ltd.	202,300	2,046,528
PetroBakken Energy Ltd. (d)	167,900	1,481,372
Petrominerales Ltd. (d)	241,126	2,146,780
Pioneer Natural Resources Co.	13,200	1,551,528
Platino Energy Corp. (a)	137,400	190,106
PTT Exploration and Production PCL (For. Reg.)	52,600	292,810
QEP Resources, Inc.	18,100	531,235
Rosetta Resources, Inc. (a)	13,200	699,864
Santos Ltd.	92,100	1,148,661
SM Energy Co.	5,700	331,512
Southwestern Energy Co. (a)	29,300	1,004,990
Talisman Energy, Inc.	100,500	1,255,494
Tullow Oil PLC	89,300	1,611,747
Whiting Petroleum Corp. (a)	41,400	1,969,812
Woodside Petroleum Ltd.	24,408	902,806
		70,251,357
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	750	55,658
PBF Energy, Inc. Class A	4,200	140,280
Phillips 66	1,000	60,570
Tesoro Corp.	9,800	477,162
Valero Energy Corp.	700	30,611
		764,281
Oil & Gas Storage & Transport - 0.5%
Tesoro Logistics LP	43,800	1,927,200
The Williams Companies, Inc.	17,900	627,395
Western Gas Equity Partners LP	1,600	54,016
		2,608,611
TOTAL OIL, GAS & CONSUMABLE FUELS		187,605,462
PAPER & FOREST PRODUCTS - 3.1%
Paper Products - 3.1%
Empresas CMPC SA	238,575	926,358
International Paper Co.	248,000	10,272,160
Oji Holdings Corp.	44,000	142,424
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Stora Enso Oyj (R Shares)	342,500	$ 2,443,819
UPM-Kymmene Corp.	334,500	4,085,386
		17,870,147
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Weyerhaeuser Co.	1,900	57,228
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
Tsutsumi Jewelry Co. Ltd.	99,200	2,437,557
TOTAL COMMON STOCKS (Cost $584,600,528)		564,790,358
Nonconvertible Preferred Stocks - 0.1%

CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	13,250	99,873
METALS & MINING - 0.1%
Steel - 0.1%
Bradespar SA (PN)	12,600	195,452
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $350,390)		295,325
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.16% (b)	9,583,113	$ 9,583,113
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	14,040,022	14,040,022
TOTAL MONEY MARKET FUNDS (Cost $23,623,135)		23,623,135
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $608,574,053)		588,708,818
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(14,447,623)
NET ASSETS - 100%		$ 574,261,195
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $150,391 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,356
Fidelity Securities Lending Cash Central Fund	120,296
Total	$ 121,652
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 564,790,358	$ 449,761,845	$ 115,028,513	$ -
Nonconvertible Preferred Stocks	295,325	295,325	-	-
Money Market Funds	23,623,135	23,623,135	-	-
Total Investments in Securities:	$ 588,708,818	$ 473,680,305	$ 115,028,513	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $614,754,170. Net unrealized depreciation aggregated $26,045,352, of which $42,429,106 related to appreciated investment securities and $68,474,458 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Capital Appreciation Fund

January 31, 2013

1.813010.108

IVF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 1.8%
Carsales.com Ltd.	291,726	$ 2,698,359
Coca-Cola Amatil Ltd.	204,075	2,945,282
CSL Ltd.	69,549	3,984,562
Iluka Resources Ltd. (d)	309,218	3,134,239
realestate.com.au Ltd.	134,290	2,880,574
TOTAL AUSTRALIA		15,643,016
Austria - 0.4%
Andritz AG	47,900	3,154,048
Bailiwick of Jersey - 0.9%
Experian PLC	224,100	3,842,118
WPP PLC	226,700	3,559,656
TOTAL BAILIWICK OF JERSEY		7,401,774
Belgium - 1.1%
Anheuser-Busch InBev SA NV	70,659	6,217,186
Umicore SA	57,929	3,016,457
TOTAL BELGIUM		9,233,643
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	22,760	3,567,175
Jardine Matheson Holdings Ltd.	45,600	2,955,336
TOTAL BERMUDA		6,522,511
Brazil - 3.4%
BR Malls Participacoes SA	260,500	3,372,431
CCR SA	318,800	3,289,899
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	103,300	4,861,298
Iguatemi Empresa de Shopping Centers SA	204,800	2,968,101
Itau Unibanco Holding SA sponsored ADR	296,725	5,112,572
Multiplan Empreendimentos Imobiliarios SA	104,500	3,020,049
Qualicorp SA (a)	295,800	3,059,974
Souza Cruz SA	202,800	3,355,643
TOTAL BRAZIL		29,039,967
Canada - 0.9%
Canadian National Railway Co.	51,200	4,914,153
Constellation Software, Inc.	20,200	2,531,380
TOTAL CANADA		7,445,533
Cayman Islands - 1.6%
Baidu.com, Inc. sponsored ADR (a)	28,800	3,119,040
Sa Sa International Holdings Ltd.	2,912,000	2,628,362
Sands China Ltd.	716,400	3,611,837
Tencent Holdings Ltd.	127,500	4,461,859
TOTAL CAYMAN ISLANDS		13,821,098
Chile - 0.4%
Parque Arauco SA	1,185,960	3,233,522

	Shares	Value
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	36,040	$ 6,643,974
Finland - 0.8%
Kone Oyj (B Shares)	45,500	3,753,129
Nokian Tyres PLC	75,900	3,265,877
TOTAL FINLAND		7,019,006
France - 7.5%
Air Liquide SA	37,410	4,781,869
Bollore	8,210	2,959,671
Bureau Veritas SA	27,500	3,293,717
Casino Guichard Perrachon SA	31,960	3,130,970
Christian Dior SA	19,312	3,374,750
Dassault Systemes SA	26,100	2,901,711
Edenred SA	95,200	3,051,889
Essilor International SA	35,430	3,612,344
L'Oreal SA	30,500	4,530,571
LVMH Moet Hennessy - Louis Vuitton SA	29,620	5,584,274
Pernod Ricard SA	34,600	4,331,545
PPR SA	19,300	4,150,958
Publicis Groupe SA	56,800	3,721,572
Remy Cointreau SA	27,041	3,450,962
Schneider Electric SA	64,594	4,920,292
Sodexo SA	36,100	3,214,507
Technip SA	30,600	3,318,078
TOTAL FRANCE		64,329,680
Germany - 4.8%
adidas AG	39,200	3,643,303
BASF AG	72,353	7,334,666
Bayerische Motoren Werke AG (BMW)	46,899	4,721,832
Brenntag AG	21,200	3,021,024
Fresenius SE & Co. KGaA	29,700	3,615,285
Henkel AG & Co. KGaA	63,100	4,683,971
Hugo Boss AG	27,200	3,201,649
Linde AG	24,400	4,452,715
SAP AG	82,229	6,743,374
TOTAL GERMANY		41,417,819
Hong Kong - 1.0%
AIA Group Ltd.	1,202,600	4,783,791
Galaxy Entertainment Group Ltd. (a)	761,000	3,429,475
TOTAL HONG KONG		8,213,266
India - 3.4%
Asian Paints India Ltd.	37,322	3,153,297
Bajaj Auto Ltd.	80,380	3,058,514
Bosch Ltd. (a)	17,289	3,005,089
HDFC Bank Ltd.	335,247	4,050,722
Housing Development Finance Corp. Ltd. (a)	275,362	4,065,434
ITC Ltd.	709,733	4,098,533
Page Industries Ltd.	23,107	1,472,190
Common Stocks - continued
	Shares	Value
India - continued
Sun Pharmaceutical Industries Ltd.	230,690	$ 3,109,065
Titan Industries Ltd. (a)	597,193	3,131,410
TOTAL INDIA		29,144,254
Indonesia - 3.6%
PT ACE Hardware Indonesia Tbk	32,520,500	2,548,646
PT Astra International Tbk	5,139,500	3,895,354
PT Bank Central Asia Tbk	3,326,500	3,310,195
PT Bank Rakyat Indonesia Tbk	4,270,500	3,500,939
PT Global Mediacom Tbk	11,762,500	2,638,138
PT Jasa Marga Tbk	5,718,000	3,242,989
PT Mitra Adiperkasa Tbk	4,683,500	3,090,930
PT Semen Gresik (Persero) Tbk	1,785,000	2,899,062
PT Surya Citra Media Tbk	11,723,000	2,871,052
PT Tower Bersama Infrastructure Tbk (a)	4,973,500	3,025,888
TOTAL INDONESIA		31,023,193
Ireland - 0.7%
Accenture PLC Class A	38,408	2,761,151
Dragon Oil PLC	352,600	3,176,390
TOTAL IRELAND		5,937,541
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	58,400	2,920,000
Italy - 1.3%
Pirelli & C SpA	248,860	3,052,946
Prada SpA	293,300	2,635,971
Salvatore Ferragamo Italia SpA	116,700	2,983,713
Tod's SpA	21,194	2,894,988
TOTAL ITALY		11,567,618
Japan - 6.0%
Anritsu Corp.	210,000	2,684,564
Daihatsu Motor Co. Ltd.	161,000	3,348,701
Daito Trust Construction Co. Ltd.	35,200	3,472,076
Fanuc Corp.	29,600	4,612,609
Japan Tobacco, Inc.	152,800	4,757,194
Kansai Paint Co. Ltd.	267,000	2,969,424
Keyence Corp.	12,370	3,431,865
Kubota Corp.	312,000	3,562,010
Nabtesco Corp.	158,100	3,288,383
Park24 Co. Ltd.	145,600	2,628,745
SHIMANO, Inc.	51,400	3,507,420
Ship Healthcare Holdings, Inc.	110,600	3,167,602
SMC Corp.	21,200	3,667,603
Unicharm Corp.	52,900	2,805,676
USS Co. Ltd.	31,980	3,588,111
TOTAL JAPAN		51,491,983

	Shares	Value
Korea (South) - 1.8%
Hyundai Mobis	16,069	$ 4,209,211
Samsung Electronics Co. Ltd.	8,447	11,241,857
TOTAL KOREA (SOUTH)		15,451,068
Luxembourg - 0.3%
Eurofins Scientific SA	16,442	2,937,963
Mexico - 1.7%
Fomento Economico Mexicano S.A.B de CV sponsored ADR	36,400	3,927,196
Grupo Financiero Banorte S.A.B de CV Series O	500,200	3,448,990
Grupo Mexico SA de CV Series B	1,016,100	3,786,420
Grupo Televisa SA de CV (CPO) sponsored ADR	127,000	3,557,270
TOTAL MEXICO		14,719,876
Netherlands - 2.1%
ASML Holding NV (Netherlands)	59,359	4,452,824
Core Laboratories NV	26,725	3,411,179
Heineken Holding NV (A Shares)	67,500	3,989,132
LyondellBasell Industries NV Class A	49,000	3,107,580
Yandex NV (a)	125,596	3,040,679
TOTAL NETHERLANDS		18,001,394
Nigeria - 1.0%
Guaranty Trust Bank PLC	18,731,632	2,928,643
Nestle Foods Nigeria PLC	468,310	2,503,216
Nigerian Breweries PLC	3,014,181	3,084,189
TOTAL NIGERIA		8,516,048
Panama - 0.7%
Copa Holdings SA Class A	25,900	2,838,640
Intergroup Financial Services Corp.	83,413	3,211,401
TOTAL PANAMA		6,050,041
Philippines - 2.2%
Alliance Global Group, Inc.	7,163,400	3,329,195
International Container Terminal Services, Inc.	1,575,610	2,943,383
Metropolitan Bank & Trust Co.	1,160,740	3,005,207
Security Bank Corp.	682,800	2,913,347
SM Investments Corp.	139,810	3,269,445
SM Prime Holdings, Inc.	7,817,825	3,368,328
TOTAL PHILIPPINES		18,828,905
Portugal - 0.4%
Jeronimo Martins SGPS SA	155,405	3,303,344
Russia - 1.4%
Magnit OJSC GDR (Reg. S)	78,305	3,481,440
NOVATEK OAO GDR (Reg. S)	28,400	3,325,640
Sberbank (Savings Bank of the Russian Federation) (a)	1,435,200	5,230,647
TOTAL RUSSIA		12,037,727
Common Stocks - continued
	Shares	Value
South Africa - 2.5%
Aspen Pharmacare Holdings Ltd.	156,400	$ 2,882,007
Discovery Holdings Ltd.	392,900	2,909,541
Life Healthcare Group Holdings Ltd.	795,369	2,797,367
Mr Price Group Ltd.	226,400	3,120,769
Nampak Ltd.	777,500	2,728,436
Naspers Ltd. Class N	60,600	3,921,441
Shoprite Holdings Ltd.	160,920	3,031,322
TOTAL SOUTH AFRICA		21,390,883
Spain - 1.2%
Amadeus IT Holding SA Class A	123,200	3,090,516
Grifols SA ADR	112,500	2,993,625
Inditex SA	31,579	4,425,006
TOTAL SPAIN		10,509,147
Sweden - 1.7%
ASSA ABLOY AB (B Shares)	92,594	3,466,167
Atlas Copco AB (A Shares)	155,800	4,442,782
Elekta AB (B Shares)	203,000	3,020,487
Swedish Match Co. AB	86,800	3,257,466
TOTAL SWEDEN		14,186,902
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	64,136	5,275,072
Dufry AG (a)	25,240	3,447,428
Nestle SA	199,969	14,041,010
Schindler Holding AG (Reg.)	24,180	3,496,608
SGS SA (Reg.)	1,540	3,668,722
Sika AG (Bearer)	1,100	2,775,232
Swatch Group AG (Bearer)	7,237	3,971,384
Syngenta AG (Switzerland)	11,650	5,009,941
TOTAL SWITZERLAND		41,685,397
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	381,000	6,758,940
Thailand - 1.4%
Home Product Center PCL (For. Reg.)	6,122,440	2,833,322
Kasikornbank PCL (For. Reg.)	511,400	3,429,913
Robinsons Department Store PCL (For. Reg.)	1,189,000	2,791,080
Siam Commercial Bank PCL (For. Reg.)	527,900	3,168,816
TOTAL THAILAND		12,223,131
Turkey - 0.7%
Coca-Cola Icecek A/S	127,018	3,091,042
Turkiye Garanti Bankasi A/S	662,909	3,324,439
TOTAL TURKEY		6,415,481
United Kingdom - 14.9%
Aggreko PLC	108,090	2,737,749
AMEC PLC	175,423	3,007,568
Antofagasta PLC	155,200	2,811,001

	Shares	Value
BHP Billiton PLC ADR	190,388	$ 13,068,232
British American Tobacco PLC (United Kingdom)	161,300	8,383,019
British Sky Broadcasting Group PLC	259,600	3,365,857
Burberry Group PLC	160,800	3,460,741
Compass Group PLC	309,800	3,753,859
Diageo PLC sponsored ADR	54,700	6,525,710
Elementis PLC	777,225	2,603,418
Halma PLC	377,600	2,757,214
IMI PLC	187,700	3,482,999
Imperial Tobacco Group PLC	118,998	4,425,738
InterContinental Hotel Group PLC ADR	110,340	3,239,582
Intertek Group PLC	67,600	3,333,271
Johnson Matthey PLC	81,851	2,940,325
Meggitt PLC	470,300	3,244,647
Next PLC	49,200	3,166,506
Oxford Instruments PLC	110,900	2,884,553
Prudential PLC	307,747	4,671,576
Reckitt Benckiser Group PLC	73,000	4,864,992
Rexam PLC	371,790	2,762,552
Rightmove PLC	110,984	2,950,106
Rolls-Royce Group PLC	282,900	4,244,507
Rolls-Royce Group PLC (C Shares)	22,131,200	35,100
Rotork PLC	71,800	3,014,266
SABMiller PLC	103,300	5,160,765
Spectris PLC	83,300	2,925,000
Standard Chartered PLC (United Kingdom)	221,065	5,881,468
The Weir Group PLC	101,400	3,190,677
Unilever PLC	212,200	8,643,643
TOTAL UNITED KINGDOM		127,536,641
United States of America - 15.8%
Allergan, Inc.	28,931	3,038,044
American Tower Corp.	36,242	2,759,828
AMETEK, Inc.	68,600	2,811,914
Apple, Inc.	6,966	3,171,689
AutoZone, Inc. (a)	7,500	2,772,750
Axiall Corp.	9,368	526,294
Caterpillar, Inc.	31,800	3,128,802
Colgate-Palmolive Co.	24,750	2,657,408
Crown Castle International Corp. (a)	40,100	2,827,852
Cummins, Inc.	27,800	3,192,274
Danaher Corp.	45,731	2,740,659
Deere & Co.	29,400	2,765,364
EMC Corp. (a)	125,007	3,076,422
Emerson Electric Co.	48,100	2,753,725
Estee Lauder Companies, Inc. Class A	43,216	2,633,151
FMC Corp.	46,500	2,858,355
FMC Technologies, Inc. (a)	59,600	2,822,060
Google, Inc. Class A (a)	3,740	2,826,281
KLA-Tencor Corp.	51,950	2,852,575
MasterCard, Inc. Class A	5,700	2,954,880
McGraw-Hill Companies, Inc.	48,185	2,771,601
Common Stocks - continued
	Shares	Value
United States of America - continued
Mead Johnson Nutrition Co. Class A	40,758	$ 3,097,608
Mettler-Toledo International, Inc. (a)	14,400	3,060,432
Monsanto Co.	26,138	2,649,086
Moody's Corp.	56,480	3,096,234
Motorola Solutions, Inc.	48,200	2,814,398
National Oilwell Varco, Inc.	42,650	3,162,071
NIKE, Inc. Class B	54,400	2,940,320
Oceaneering International, Inc.	45,700	2,888,697
Oracle Corp.	84,600	3,004,146
Pall Corp.	42,400	2,895,920
Perrigo Co.	26,579	2,671,455
Philip Morris International, Inc.	36,358	3,205,321
PPG Industries, Inc.	16,323	2,250,452
Precision Castparts Corp.	14,900	2,732,660
priceline.com, Inc. (a)	4,100	2,810,427
QUALCOMM, Inc.	41,900	2,766,657
Roper Industries, Inc.	24,700	2,901,015
SBA Communications Corp. Class A (a)	40,600	2,828,196
Sherwin-Williams Co.	18,760	3,041,746
Union Pacific Corp.	20,500	2,694,930
United Technologies Corp.	34,689	3,037,716
Valspar Corp.	39,101	2,591,614
Varian Medical Systems, Inc. (a)	41,397	2,924,698
Visa, Inc. Class A	18,740	2,959,233
Waters Corp. (a)	32,600	2,985,182
Wells Fargo & Co.	80,900	2,817,747
Yum! Brands, Inc.	48,030	3,119,068
TOTAL UNITED STATES OF AMERICA		135,888,957
TOTAL COMMON STOCKS (Cost $684,202,473)		831,645,291
Nonconvertible Preferred Stocks - 2.0%

Chile - 0.3%
Embotelladora Andina SA Class A	521,497	2,699,879

	Shares	Value
Colombia - 0.3%
Banco Davivienda SA	214,869	$ 2,904,599
Germany - 1.4%
ProSiebenSat.1 Media AG	100,300	3,430,559
Sartorius AG (non-vtg.)	30,600	3,141,080
Volkswagen AG	20,300	5,020,662
TOTAL GERMANY		11,592,301
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,110,437)		17,196,779
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.16% (b)	6,777,223	6,777,223
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,236,500	2,236,500
TOTAL MONEY MARKET FUNDS (Cost $9,013,723)		9,013,723
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $707,326,633)		857,855,793
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(494,207)
NET ASSETS - 100%		$ 857,361,586
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,986
Fidelity Securities Lending Cash Central Fund	9,309
Total	$ 11,295
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 179,065,820	$ 175,506,164	$ 3,559,656	$ -
Consumer Staples	145,175,422	121,931,574	23,243,848	-
Energy	25,111,683	25,111,683	-	-
Financials	103,527,731	94,805,433	8,722,298	-
Health Care	59,645,146	59,645,146	-	-
Industrials	142,550,752	142,550,752	-	-
Information Technology	97,831,167	86,634,969	11,196,198	-
Materials	87,252,413	82,242,472	5,009,941	-
Telecommunication Services	8,681,936	8,681,936	-	-
Money Market Funds	9,013,723	9,013,723	-	-
Total Investments in Securities:	$ 857,855,793	$ 806,123,852	$ 51,731,941	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $711,425,542. Net unrealized appreciation aggregated $146,430,251, of which $151,386,897 related to appreciated investment securities and $4,956,646 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

January 31, 2013

1.813016.108

IGI-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
Australia - 3.1%
Australia & New Zealand Banking Group Ltd.	4,818,449	$ 133,556
Commonwealth Bank of Australia	1,009,530	67,849
Ramsay Health Care Ltd.	1,619,364	49,883
Spark Infrastructure Group unit	19,962,099	36,533
TOTAL AUSTRALIA		287,821
Bailiwick of Jersey - 1.7%
Experian PLC	5,023,200	86,121
Wolseley PLC	1,508,304	70,449
TOTAL BAILIWICK OF JERSEY		156,570
Belgium - 1.7%
Anheuser-Busch InBev SA NV	1,183,927	104,172
KBC Groupe SA	1,415,797	55,816
TOTAL BELGIUM		159,988
Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	5,048,000	32,024
Hongkong Land Holdings Ltd.	1,610,000	12,606
TOTAL BERMUDA		44,630
Brazil - 1.1%
Arezzo Industria e Comercio SA	570,800	10,749
Qualicorp SA (a)	4,567,000	47,244
Souza Cruz SA	1,339,600	22,166
Totvs SA	1,077,500	23,467
TOTAL BRAZIL		103,626
British Virgin Islands - 0.3%
Mail.ru Group Ltd. GDR (Reg. S)	676,800	22,517
Canada - 0.3%
Franco-Nevada Corp.	351,600	18,793
InterOil Corp. (a)(d)	204,400	12,199
TOTAL CANADA		30,992
Cayman Islands - 1.2%
Belle International Holdings Ltd.	17,666,000	39,271
Chow Tai Fook Jewellery Group Ltd.	4,277,000	6,816
ENN Energy Holdings Ltd.	5,084,000	24,353
Eurasia Drilling Co. Ltd. GDR (Reg. S)	439,400	16,653
Sands China Ltd.	4,911,200	24,761
TOTAL CAYMAN ISLANDS		111,854
Common Stocks - continued
	Shares	Value (000s)
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	529,830	$ 550
Denmark - 1.5%
Novo Nordisk A/S Series B	724,689	133,410
France - 10.3%
Arkema SA	446,870	50,968
Atos Origin SA	384,842	28,154
AXA SA	2,779,102	51,470
BNP Paribas SA	1,646,545	103,311
Bureau Veritas SA	535,700	64,162
Credit Agricole SA (a)	3,474,800	34,348
Danone SA	524,000	36,314
Havas SA	2,908,378	19,058
Iliad SA	438,859	81,338
Lafarge SA (Bearer)	529,100	32,350
LVMH Moet Hennessy - Louis Vuitton SA	645,408	121,679
PPR SA (d)	518,500	111,517
Sanofi SA	953,011	92,905
Schneider Electric SA	1,268,500	96,625
Technip SA	192,300	20,852
TOTAL FRANCE		945,051
Germany - 7.3%
Aareal Bank AG (a)	1,044,895	24,913
Allianz AG	385,690	55,171
BASF AG	1,217,879	123,460
Bayerische Motoren Werke AG (BMW)	1,186,898	119,498
Brenntag AG	288,900	41,169
Fresenius SE & Co. KGaA	161,700	19,683
GEA Group AG	992,880	35,995
Gerry Weber International AG (Bearer)	320,600	15,593
GSW Immobilien AG	497,845	21,246
HeidelbergCement Finance AG	789,900	49,754
MTU Aero Engines Holdings AG	286,300	27,293
SAP AG	875,914	71,831
Siemens AG (d)	442,361	48,467
Wirecard AG	713,200	16,240
TOTAL GERMANY		670,313
Hong Kong - 1.8%
AIA Group Ltd.	18,641,800	74,155
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
HKT Trust / HKT Ltd. unit	14,783,000	$ 13,782
Techtronic Industries Co. Ltd.	39,683,000	80,334
TOTAL HONG KONG		168,271
India - 1.2%
Apollo Hospitals Enterprise Ltd.	442,506	6,715
Housing Development Finance Corp. Ltd. (a)	4,728,996	69,819
Titan Industries Ltd. (a)	6,456,377	33,854
TOTAL INDIA		110,388
Indonesia - 0.9%
PT Bank Rakyat Indonesia Tbk	28,901,000	23,693
PT Media Nusantara Citra Tbk	42,573,500	10,427
PT Sarana Menara Nusantara Tbk (a)	6,310,500	15,683
PT Tower Bersama Infrastructure Tbk (a)	55,223,500	33,598
TOTAL INDONESIA		83,401
Ireland - 1.8%
Accenture PLC Class A	854,400	61,423
James Hardie Industries PLC CDI	6,070,470	64,569
Paddy Power PLC (Ireland)	503,500	41,771
TOTAL IRELAND		167,763
Italy - 3.0%
De Longhi SpA	1,922,200	31,085
ENI SpA	4,454,900	111,272
Fiat Industrial SpA	3,323,832	42,807
Prada SpA	4,029,100	36,211
Prysmian SpA	1,518,800	32,501
Tod's SpA	174,951	23,897
TOTAL ITALY		277,773
Japan - 15.5%
ABC-Mart, Inc.	1,177,300	44,803
AEON Credit Service Co. Ltd.	2,050,800	42,476
Aozora Bank Ltd.	7,872,000	22,124
Calbee, Inc. (d)	245,900	20,222
Cosmos Pharmaceutical Corp.	337,200	36,100
Credit Saison Co. Ltd.	881,500	18,633
Daito Trust Construction Co. Ltd.	212,800	20,990
Don Quijote Co. Ltd.	1,818,400	72,382
Fast Retailing Co. Ltd.	210,800	55,509
Hitachi Ltd.	8,642,000	51,222
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Honda Motor Co. Ltd.	3,184,300	$ 120,364
Japan Tobacco, Inc.	2,815,200	87,647
LIXIL Group Corp.	863,800	20,064
JSR Corp.	2,283,400	45,096
Kakaku.com, Inc.	810,600	30,316
Keyence Corp.	304,060	84,357
Mitsubishi Estate Co. Ltd.	3,227,000	78,130
Mitsubishi UFJ Financial Group, Inc.	16,958,000	96,443
ORIX Corp.	1,321,050	141,141
Park24 Co. Ltd.	1,342,800	24,244
Rakuten, Inc.	4,206,200	38,408
Seven Bank Ltd.	12,837,900	31,026
Shinsei Bank Ltd.	22,474,000	45,958
Ship Healthcare Holdings, Inc.	534,800	15,317
Softbank Corp.	775,300	27,639
Suzuki Motor Corp.	1,744,400	45,649
Toyota Motor Corp.	1,185,500	56,625
Unicharm Corp.	622,700	33,026
USS Co. Ltd.	196,050	21,997
TOTAL JAPAN		1,427,908
Korea (South) - 1.9%
Hyundai Motor Co.	161,479	30,425
LG Household & Health Care Ltd.	56,182	31,344
NHN Corp.	64,289	14,240
Orion Corp.	14,973	13,996
Samsung Electronics Co. Ltd.	64,872	86,336
TOTAL KOREA (SOUTH)		176,341
Luxembourg - 0.7%
Brait SA	6,003,514	21,477
Samsonite International SA	19,230,300	41,905
TOTAL LUXEMBOURG		63,382
Mexico - 0.8%
Alsea SAB de CV	11,599,566	26,895
Fomento Economico Mexicano S.A.B de CV sponsored ADR	390,700	42,153
TOTAL MEXICO		69,048
Netherlands - 3.2%
AEGON NV	5,028,800	33,574
ASML Holding NV	772,233	57,987
ING Groep NV (Certificaten Van Aandelen) (a)	6,175,400	62,460
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Philips Electronics NV	1,238,800	$ 38,584
LyondellBasell Industries NV Class A	474,800	30,112
Randstad Holding NV	687,872	28,524
Yandex NV (a)	1,582,600	38,315
TOTAL NETHERLANDS		289,556
Norway - 0.8%
DnB NOR ASA	5,448,955	76,205
Philippines - 0.3%
Alliance Global Group, Inc.	55,314,400	25,707
Poland - 0.6%
Eurocash SA	3,593,990	58,481
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	21,861
Russia - 0.6%
Mobile TeleSystems OJSC sponsored ADR	2,888,700	56,792
Singapore - 0.3%
Global Logistic Properties Ltd.	10,142,205	22,617
South Africa - 0.6%
Clicks Group Ltd.	3,639,524	24,413
Shoprite Holdings Ltd.	1,552,300	29,241
TOTAL SOUTH AFRICA		53,654
Spain - 2.4%
Amadeus IT Holding SA Class A	1,011,100	25,364
Banco Bilbao Vizcaya Argentaria SA	7,468,557	74,251
Grifols SA ADR	1,208,550	32,160
Inditex SA	651,829	91,338
TOTAL SPAIN		223,113
Sweden - 2.8%
ASSA ABLOY AB (B Shares)	1,198,200	44,853
Atlas Copco AB (A Shares)	1,878,700	53,573
Intrum Justitia AB	1,835,800	29,741
Svenska Handelsbanken AB (A Shares)	1,879,500	76,861
Swedish Match Co. AB	1,250,800	46,941
TOTAL SWEDEN		251,969
Switzerland - 6.7%
Adecco SA (Reg.)	574,043	32,990
Dufry AG (a)	283,910	38,778
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Partners Group Holding AG	230,056	$ 54,022
Roche Holding AG (participation certificate)	394,417	87,287
Schindler Holding AG (participation certificate)	554,147	82,204
SGS SA (Reg.)	12,520	29,826
Swatch Group AG (Bearer)	36,702	20,141
Syngenta AG (Switzerland)	157,610	67,778
UBS AG	5,975,605	103,782
Zurich Insurance Group AG	346,539	99,691
TOTAL SWITZERLAND		616,499
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	11,902
United Kingdom - 18.6%
Aberdeen Asset Management PLC	5,975,132	38,134
Anglo American PLC (United Kingdom)	774,600	23,176
Ashmore Group PLC	3,169,400	17,950
Barclays PLC	16,041,897	77,018
Bellway PLC	972,300	17,117
BHP Billiton PLC	3,972,023	136,208
British American Tobacco PLC (United Kingdom)	1,231,200	63,987
British Land Co. PLC	5,830,068	51,965
Diageo PLC	4,065,857	121,033
GlaxoSmithKline PLC	1,648,000	37,696
Hikma Pharmaceuticals PLC	1,964,745	25,131
HSBC Holdings PLC (United Kingdom)	10,856,757	123,460
Intertek Group PLC	893,600	44,062
Jazztel PLC (a)	2,484,164	17,064
Legal & General Group PLC	36,980,100	89,383
Lloyds Banking Group PLC (a)	46,760,800	38,274
London Stock Exchange Group PLC	1,497,400	28,594
Meggitt PLC	6,792,200	46,860
Next PLC	514,144	33,090
Ocado Group PLC (a)(d)	13,781,697	23,126
Persimmon PLC	2,676,900	35,769
Rolls-Royce Group PLC	4,197,715	62,981
Rolls-Royce Group PLC (C Shares)	319,026,340	506
Rotork PLC	717,800	30,134
Royal Dutch Shell PLC Class B (United Kingdom)	5,700,854	207,211
SABMiller PLC	1,478,600	73,869
Standard Chartered PLC (United Kingdom)	1,697,617	45,165
Taylor Wimpey PLC	25,420,500	28,685
The Restaurant Group PLC	1,367,700	8,169
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
The Weir Group PLC	747,600	$ 23,524
Ultra Electronics Holdings PLC	614,667	16,036
Vodafone Group PLC	44,694,143	121,978
TOTAL UNITED KINGDOM		1,707,355
United States of America - 2.6%
Actavis, Inc. (a)	308,100	26,617
Beam, Inc.	387,400	23,763
Citrix Systems, Inc. (a)	303,600	22,211
Cognizant Technology Solutions Corp. Class A (a)	405,700	31,718
MasterCard, Inc. Class A	160,100	82,996
Regal-Beloit Corp.	280,400	20,794
Total System Services, Inc.	1,094,700	25,452
Workday, Inc.	109,300	5,839
Zoetis, Inc. Class A	78,800	2,049
TOTAL UNITED STATES OF AMERICA		241,439
TOTAL COMMON STOCKS (Cost $7,439,117)		8,868,747
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Volkswagen AG (Cost $53,402)	309,900	76,645
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/18/13 (f) (Cost $4,674)	$ 4,675	4,674
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	275,441,745	$ 275,442
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	97,963,091	97,963
TOTAL MONEY MARKET FUNDS (Cost $373,405)		373,405
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $7,870,598)		9,323,471
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(125,797)
NET ASSETS - 100%		$ 9,197,674
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,609 CME NIKKEI 225 Index Contracts (Japan)	March 2013	$ 145,713	$ 13,745

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,424,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 94
Fidelity Securities Lending Cash Central Fund	443
Total	$ 537
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 10,764	$ -	$ -	$ -	$ 11,902
Total	$ 10,764	$ -	$ -	$ -	$ 11,902
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,666,243	$ 1,489,254	$ 176,989	$ -
Consumer Staples	868,868	579,676	289,192	-
Energy	368,187	49,704	318,483	-
Financials	2,382,168	1,751,045	609,262	21,861
Health Care	576,097	312,086	264,011	-
Industrials	1,200,796	1,113,745	87,051	-
Information Technology	779,985	708,154	71,831	-
Materials	642,264	438,278	203,986	-
Telecommunication Services	367,874	245,896	121,978	-
Utilities	92,910	92,910	-	-
Government Obligations	4,674	-	4,674	-
Money Market Funds	373,405	373,405	-	-
Total Investments in Securities:	$ 9,323,471	$ 7,154,153	$ 2,147,457	$ 21,861
Derivative Instruments:
Assets
Futures Contracts	$ 13,745	$ 13,745	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $7,952,292,000. Net unrealized appreciation aggregated $1,371,179,000, of which $1,636,964,000 related to appreciated investment securities and $265,785,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.844601.106

AIGI-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
Australia - 3.1%
Australia & New Zealand Banking Group Ltd.	4,818,449	$ 133,556
Commonwealth Bank of Australia	1,009,530	67,849
Ramsay Health Care Ltd.	1,619,364	49,883
Spark Infrastructure Group unit	19,962,099	36,533
TOTAL AUSTRALIA		287,821
Bailiwick of Jersey - 1.7%
Experian PLC	5,023,200	86,121
Wolseley PLC	1,508,304	70,449
TOTAL BAILIWICK OF JERSEY		156,570
Belgium - 1.7%
Anheuser-Busch InBev SA NV	1,183,927	104,172
KBC Groupe SA	1,415,797	55,816
TOTAL BELGIUM		159,988
Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	5,048,000	32,024
Hongkong Land Holdings Ltd.	1,610,000	12,606
TOTAL BERMUDA		44,630
Brazil - 1.1%
Arezzo Industria e Comercio SA	570,800	10,749
Qualicorp SA (a)	4,567,000	47,244
Souza Cruz SA	1,339,600	22,166
Totvs SA	1,077,500	23,467
TOTAL BRAZIL		103,626
British Virgin Islands - 0.3%
Mail.ru Group Ltd. GDR (Reg. S)	676,800	22,517
Canada - 0.3%
Franco-Nevada Corp.	351,600	18,793
InterOil Corp. (a)(d)	204,400	12,199
TOTAL CANADA		30,992
Cayman Islands - 1.2%
Belle International Holdings Ltd.	17,666,000	39,271
Chow Tai Fook Jewellery Group Ltd.	4,277,000	6,816
ENN Energy Holdings Ltd.	5,084,000	24,353
Eurasia Drilling Co. Ltd. GDR (Reg. S)	439,400	16,653
Sands China Ltd.	4,911,200	24,761
TOTAL CAYMAN ISLANDS		111,854
Common Stocks - continued
	Shares	Value (000s)
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	529,830	$ 550
Denmark - 1.5%
Novo Nordisk A/S Series B	724,689	133,410
France - 10.3%
Arkema SA	446,870	50,968
Atos Origin SA	384,842	28,154
AXA SA	2,779,102	51,470
BNP Paribas SA	1,646,545	103,311
Bureau Veritas SA	535,700	64,162
Credit Agricole SA (a)	3,474,800	34,348
Danone SA	524,000	36,314
Havas SA	2,908,378	19,058
Iliad SA	438,859	81,338
Lafarge SA (Bearer)	529,100	32,350
LVMH Moet Hennessy - Louis Vuitton SA	645,408	121,679
PPR SA (d)	518,500	111,517
Sanofi SA	953,011	92,905
Schneider Electric SA	1,268,500	96,625
Technip SA	192,300	20,852
TOTAL FRANCE		945,051
Germany - 7.3%
Aareal Bank AG (a)	1,044,895	24,913
Allianz AG	385,690	55,171
BASF AG	1,217,879	123,460
Bayerische Motoren Werke AG (BMW)	1,186,898	119,498
Brenntag AG	288,900	41,169
Fresenius SE & Co. KGaA	161,700	19,683
GEA Group AG	992,880	35,995
Gerry Weber International AG (Bearer)	320,600	15,593
GSW Immobilien AG	497,845	21,246
HeidelbergCement Finance AG	789,900	49,754
MTU Aero Engines Holdings AG	286,300	27,293
SAP AG	875,914	71,831
Siemens AG (d)	442,361	48,467
Wirecard AG	713,200	16,240
TOTAL GERMANY		670,313
Hong Kong - 1.8%
AIA Group Ltd.	18,641,800	74,155
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
HKT Trust / HKT Ltd. unit	14,783,000	$ 13,782
Techtronic Industries Co. Ltd.	39,683,000	80,334
TOTAL HONG KONG		168,271
India - 1.2%
Apollo Hospitals Enterprise Ltd.	442,506	6,715
Housing Development Finance Corp. Ltd. (a)	4,728,996	69,819
Titan Industries Ltd. (a)	6,456,377	33,854
TOTAL INDIA		110,388
Indonesia - 0.9%
PT Bank Rakyat Indonesia Tbk	28,901,000	23,693
PT Media Nusantara Citra Tbk	42,573,500	10,427
PT Sarana Menara Nusantara Tbk (a)	6,310,500	15,683
PT Tower Bersama Infrastructure Tbk (a)	55,223,500	33,598
TOTAL INDONESIA		83,401
Ireland - 1.8%
Accenture PLC Class A	854,400	61,423
James Hardie Industries PLC CDI	6,070,470	64,569
Paddy Power PLC (Ireland)	503,500	41,771
TOTAL IRELAND		167,763
Italy - 3.0%
De Longhi SpA	1,922,200	31,085
ENI SpA	4,454,900	111,272
Fiat Industrial SpA	3,323,832	42,807
Prada SpA	4,029,100	36,211
Prysmian SpA	1,518,800	32,501
Tod's SpA	174,951	23,897
TOTAL ITALY		277,773
Japan - 15.5%
ABC-Mart, Inc.	1,177,300	44,803
AEON Credit Service Co. Ltd.	2,050,800	42,476
Aozora Bank Ltd.	7,872,000	22,124
Calbee, Inc. (d)	245,900	20,222
Cosmos Pharmaceutical Corp.	337,200	36,100
Credit Saison Co. Ltd.	881,500	18,633
Daito Trust Construction Co. Ltd.	212,800	20,990
Don Quijote Co. Ltd.	1,818,400	72,382
Fast Retailing Co. Ltd.	210,800	55,509
Hitachi Ltd.	8,642,000	51,222
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Honda Motor Co. Ltd.	3,184,300	$ 120,364
Japan Tobacco, Inc.	2,815,200	87,647
LIXIL Group Corp.	863,800	20,064
JSR Corp.	2,283,400	45,096
Kakaku.com, Inc.	810,600	30,316
Keyence Corp.	304,060	84,357
Mitsubishi Estate Co. Ltd.	3,227,000	78,130
Mitsubishi UFJ Financial Group, Inc.	16,958,000	96,443
ORIX Corp.	1,321,050	141,141
Park24 Co. Ltd.	1,342,800	24,244
Rakuten, Inc.	4,206,200	38,408
Seven Bank Ltd.	12,837,900	31,026
Shinsei Bank Ltd.	22,474,000	45,958
Ship Healthcare Holdings, Inc.	534,800	15,317
Softbank Corp.	775,300	27,639
Suzuki Motor Corp.	1,744,400	45,649
Toyota Motor Corp.	1,185,500	56,625
Unicharm Corp.	622,700	33,026
USS Co. Ltd.	196,050	21,997
TOTAL JAPAN		1,427,908
Korea (South) - 1.9%
Hyundai Motor Co.	161,479	30,425
LG Household & Health Care Ltd.	56,182	31,344
NHN Corp.	64,289	14,240
Orion Corp.	14,973	13,996
Samsung Electronics Co. Ltd.	64,872	86,336
TOTAL KOREA (SOUTH)		176,341
Luxembourg - 0.7%
Brait SA	6,003,514	21,477
Samsonite International SA	19,230,300	41,905
TOTAL LUXEMBOURG		63,382
Mexico - 0.8%
Alsea SAB de CV	11,599,566	26,895
Fomento Economico Mexicano S.A.B de CV sponsored ADR	390,700	42,153
TOTAL MEXICO		69,048
Netherlands - 3.2%
AEGON NV	5,028,800	33,574
ASML Holding NV	772,233	57,987
ING Groep NV (Certificaten Van Aandelen) (a)	6,175,400	62,460
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Philips Electronics NV	1,238,800	$ 38,584
LyondellBasell Industries NV Class A	474,800	30,112
Randstad Holding NV	687,872	28,524
Yandex NV (a)	1,582,600	38,315
TOTAL NETHERLANDS		289,556
Norway - 0.8%
DnB NOR ASA	5,448,955	76,205
Philippines - 0.3%
Alliance Global Group, Inc.	55,314,400	25,707
Poland - 0.6%
Eurocash SA	3,593,990	58,481
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	21,861
Russia - 0.6%
Mobile TeleSystems OJSC sponsored ADR	2,888,700	56,792
Singapore - 0.3%
Global Logistic Properties Ltd.	10,142,205	22,617
South Africa - 0.6%
Clicks Group Ltd.	3,639,524	24,413
Shoprite Holdings Ltd.	1,552,300	29,241
TOTAL SOUTH AFRICA		53,654
Spain - 2.4%
Amadeus IT Holding SA Class A	1,011,100	25,364
Banco Bilbao Vizcaya Argentaria SA	7,468,557	74,251
Grifols SA ADR	1,208,550	32,160
Inditex SA	651,829	91,338
TOTAL SPAIN		223,113
Sweden - 2.8%
ASSA ABLOY AB (B Shares)	1,198,200	44,853
Atlas Copco AB (A Shares)	1,878,700	53,573
Intrum Justitia AB	1,835,800	29,741
Svenska Handelsbanken AB (A Shares)	1,879,500	76,861
Swedish Match Co. AB	1,250,800	46,941
TOTAL SWEDEN		251,969
Switzerland - 6.7%
Adecco SA (Reg.)	574,043	32,990
Dufry AG (a)	283,910	38,778
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Partners Group Holding AG	230,056	$ 54,022
Roche Holding AG (participation certificate)	394,417	87,287
Schindler Holding AG (participation certificate)	554,147	82,204
SGS SA (Reg.)	12,520	29,826
Swatch Group AG (Bearer)	36,702	20,141
Syngenta AG (Switzerland)	157,610	67,778
UBS AG	5,975,605	103,782
Zurich Insurance Group AG	346,539	99,691
TOTAL SWITZERLAND		616,499
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	11,902
United Kingdom - 18.6%
Aberdeen Asset Management PLC	5,975,132	38,134
Anglo American PLC (United Kingdom)	774,600	23,176
Ashmore Group PLC	3,169,400	17,950
Barclays PLC	16,041,897	77,018
Bellway PLC	972,300	17,117
BHP Billiton PLC	3,972,023	136,208
British American Tobacco PLC (United Kingdom)	1,231,200	63,987
British Land Co. PLC	5,830,068	51,965
Diageo PLC	4,065,857	121,033
GlaxoSmithKline PLC	1,648,000	37,696
Hikma Pharmaceuticals PLC	1,964,745	25,131
HSBC Holdings PLC (United Kingdom)	10,856,757	123,460
Intertek Group PLC	893,600	44,062
Jazztel PLC (a)	2,484,164	17,064
Legal & General Group PLC	36,980,100	89,383
Lloyds Banking Group PLC (a)	46,760,800	38,274
London Stock Exchange Group PLC	1,497,400	28,594
Meggitt PLC	6,792,200	46,860
Next PLC	514,144	33,090
Ocado Group PLC (a)(d)	13,781,697	23,126
Persimmon PLC	2,676,900	35,769
Rolls-Royce Group PLC	4,197,715	62,981
Rolls-Royce Group PLC (C Shares)	319,026,340	506
Rotork PLC	717,800	30,134
Royal Dutch Shell PLC Class B (United Kingdom)	5,700,854	207,211
SABMiller PLC	1,478,600	73,869
Standard Chartered PLC (United Kingdom)	1,697,617	45,165
Taylor Wimpey PLC	25,420,500	28,685
The Restaurant Group PLC	1,367,700	8,169
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
The Weir Group PLC	747,600	$ 23,524
Ultra Electronics Holdings PLC	614,667	16,036
Vodafone Group PLC	44,694,143	121,978
TOTAL UNITED KINGDOM		1,707,355
United States of America - 2.6%
Actavis, Inc. (a)	308,100	26,617
Beam, Inc.	387,400	23,763
Citrix Systems, Inc. (a)	303,600	22,211
Cognizant Technology Solutions Corp. Class A (a)	405,700	31,718
MasterCard, Inc. Class A	160,100	82,996
Regal-Beloit Corp.	280,400	20,794
Total System Services, Inc.	1,094,700	25,452
Workday, Inc.	109,300	5,839
Zoetis, Inc. Class A	78,800	2,049
TOTAL UNITED STATES OF AMERICA		241,439
TOTAL COMMON STOCKS (Cost $7,439,117)		8,868,747
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Volkswagen AG (Cost $53,402)	309,900	76,645
Government Obligations - 0.1%
Principal Amount (000s)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/18/13 (f) (Cost $4,674)	$ 4,675	4,674
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	275,441,745	$ 275,442
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	97,963,091	97,963
TOTAL MONEY MARKET FUNDS (Cost $373,405)		373,405
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $7,870,598)		9,323,471
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(125,797)
NET ASSETS - 100%		$ 9,197,674
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,609 CME NIKKEI 225 Index Contracts (Japan)	March 2013	$ 145,713	$ 13,745

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,424,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 94
Fidelity Securities Lending Cash Central Fund	443
Total	$ 537
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 10,764	$ -	$ -	$ -	$ 11,902
Total	$ 10,764	$ -	$ -	$ -	$ 11,902
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,666,243	$ 1,489,254	$ 176,989	$ -
Consumer Staples	868,868	579,676	289,192	-
Energy	368,187	49,704	318,483	-
Financials	2,382,168	1,751,045	609,262	21,861
Health Care	576,097	312,086	264,011	-
Industrials	1,200,796	1,113,745	87,051	-
Information Technology	779,985	708,154	71,831	-
Materials	642,264	438,278	203,986	-
Telecommunication Services	367,874	245,896	121,978	-
Utilities	92,910	92,910	-	-
Government Obligations	4,674	-	4,674	-
Money Market Funds	373,405	373,405	-	-
Total Investments in Securities:	$ 9,323,471	$ 7,154,153	$ 2,147,457	$ 21,861
Derivative Instruments:
Assets
Futures Contracts	$ 13,745	$ 13,745	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $7,952,292,000. Net unrealized appreciation aggregated $1,371,179,000, of which $1,636,964,000 related to appreciated investment securities and $265,785,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

January 31, 2013

1.863101.105

IGF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 3.7%
Coca-Cola Amatil Ltd.	175,528	$ 2,533,282
CSL Ltd.	83,134	4,762,866
Newcrest Mining Ltd.	59,080	1,441,642
Sydney Airport unit	200,442	662,596
TOTAL AUSTRALIA		9,400,386
Austria - 1.1%
Andritz AG	41,200	2,712,876
Bailiwick of Jersey - 1.6%
Glencore International PLC (d)	318,200	1,985,605
Informa PLC	119,484	907,713
Randgold Resources Ltd. sponsored ADR	14,035	1,321,536
TOTAL BAILIWICK OF JERSEY		4,214,854
Belgium - 4.2%
Anheuser-Busch InBev SA NV	96,291	8,472,509
Umicore SA	45,450	2,366,656
TOTAL BELGIUM		10,839,165
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	6,580	1,031,283
Lazard Ltd. Class A	28,592	990,713
TOTAL BERMUDA		2,021,996
Brazil - 0.7%
Arezzo Industria e Comercio SA	32,600	613,905
Iguatemi Empresa de Shopping Centers SA	41,500	601,446
Multiplan Empreendimentos Imobiliarios SA	18,400	531,760
TOTAL BRAZIL		1,747,111
Canada - 1.1%
Agnico-Eagle Mines Ltd. (Canada)	17,000	777,732
First Quantum Minerals Ltd.	28,900	582,694
Goldcorp, Inc.	27,556	970,566
Open Text Corp. (a)	9,700	565,817
TOTAL CANADA		2,896,809
Cayman Islands - 2.7%
Baidu.com, Inc. sponsored ADR (a)	8,780	950,874
Belle International Holdings Ltd.	436,000	969,214
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sands China Ltd.	739,600	$ 3,728,803
Wynn Macau Ltd. (a)	414,400	1,162,184
TOTAL CAYMAN ISLANDS		6,811,075
Denmark - 3.0%
Novo Nordisk A/S Series B sponsored ADR	38,100	7,023,735
William Demant Holding A/S (a)	7,800	684,081
TOTAL DENMARK		7,707,816
Finland - 1.4%
Nokian Tyres PLC	67,908	2,921,992
Outotec Oyj	11,900	748,592
TOTAL FINLAND		3,670,584
France - 3.5%
Alstom SA	36,114	1,602,973
Danone SA	55,452	3,842,941
Remy Cointreau SA	12,887	1,644,634
Safran SA	41,400	1,900,840
TOTAL FRANCE		8,991,388
Germany - 2.9%
Linde AG	33,241	6,066,094
Siemens AG sponsored ADR	11,900	1,303,288
TOTAL GERMANY		7,369,382
Ireland - 1.9%
CRH PLC sponsored ADR	87,000	1,872,240
Elan Corp. PLC sponsored ADR (a)	90,484	950,987
James Hardie Industries PLC sponsored ADR (d)	38,100	2,028,444
TOTAL IRELAND		4,851,671
Israel - 0.2%
Azrieli Group	22,800	597,386
Italy - 1.0%
Fiat Industrial SpA	151,401	1,949,853
Interpump Group SpA	77,351	593,929
TOTAL ITALY		2,543,782
Japan - 10.0%
Aozora Bank Ltd.	236,000	663,262
Autobacs Seven Co. Ltd.	22,200	903,100
Denso Corp.	112,100	4,192,487
Common Stocks - continued
	Shares	Value
Japan - continued
Fanuc Corp.	16,100	$ 2,508,885
Fast Retailing Co. Ltd.	9,300	2,448,947
Japan Tobacco, Inc.	29,300	912,211
LIXIL Group Corp.	41,500	963,924
Keyence Corp.	11,262	3,124,468
Kobayashi Pharmaceutical Co. Ltd.	19,500	951,064
Mitsui Fudosan Co. Ltd.	65,000	1,484,882
SHO-BOND Holdings Co. Ltd.	18,600	686,478
SMC Corp.	8,900	1,539,701
Unicharm Corp.	29,600	1,569,905
USS Co. Ltd.	24,470	2,745,499
Yamato Kogyo Co. Ltd.	37,600	1,076,048
TOTAL JAPAN		25,770,861
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	9,655	1,041,678
Netherlands - 2.3%
ASML Holding NV	65,378	4,909,234
D.E. Master Blenders 1753 NV (a)	88,959	1,097,485
TOTAL NETHERLANDS		6,006,719
Portugal - 1.2%
Jeronimo Martins SGPS SA	143,652	3,053,518
South Africa - 0.4%
Clicks Group Ltd.	156,683	1,050,982
Spain - 1.7%
Inditex SA	23,149	3,243,753
Prosegur Compania de Seguridad SA (Reg.)	179,549	1,121,442
TOTAL SPAIN		4,365,195
Sweden - 5.0%
ASSA ABLOY AB (B Shares)	60,161	2,252,069
Atlas Copco AB (A Shares)	69,088	1,970,109
Fagerhult AB	20,300	585,898
H&M Hennes & Mauritz AB (B Shares)	97,330	3,585,282
Intrum Justitia AB	40,800	660,978
SKF AB (B Shares)	58,217	1,444,929
Swedish Match Co. AB	58,700	2,202,918
TOTAL SWEDEN		12,702,183
Switzerland - 10.4%
Nestle SA	180,431	12,669,129
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG (participation certificate)	25,484	$ 5,639,775
Schindler Holding AG:
(participation certificate)	11,185	1,659,222
(Reg.)	2,850	412,131
Swatch Group AG (Bearer)	3,900	2,140,168
UBS AG (NY Shares)	239,121	4,153,532
TOTAL SWITZERLAND		26,673,957
Turkey - 2.3%
Coca-Cola Icecek A/S	98,142	2,388,331
Turkiye Garanti Bankasi A/S	501,500	2,514,985
Turkiye Petrol Rafinerile A/S	38,687	1,066,848
TOTAL TURKEY		5,970,164
United Kingdom - 17.6%
Babcock International Group PLC	80,000	1,317,014
Barclays PLC sponsored ADR (d)	50,500	967,580
BG Group PLC	243,455	4,324,540
BHP Billiton PLC ADR (d)	67,800	4,653,792
GlaxoSmithKline PLC sponsored ADR	121,300	5,532,493
InterContinental Hotel Group PLC ADR	106,030	3,113,041
Johnson Matthey PLC	64,377	2,312,609
Reckitt Benckiser Group PLC	60,845	4,054,937
Rexam PLC	151,364	1,124,697
Rolls-Royce Group PLC	199,137	2,987,764
Rolls-Royce Group PLC (C Shares)	12,732,812	20,194
Rotork PLC	45,400	1,905,956
SABMiller PLC	98,266	4,909,271
Serco Group PLC	160,872	1,414,768
Shaftesbury PLC	74,733	654,859
Standard Chartered PLC (United Kingdom)	205,251	5,460,734
Unite Group PLC	115,000	519,629
TOTAL UNITED KINGDOM		45,273,878
United States of America - 15.0%
Albemarle Corp.	10,051	616,227
Allergan, Inc.	12,500	1,312,625
Amazon.com, Inc. (a)	5,073	1,346,882
Autoliv, Inc. (d)	39,700	2,612,260
Berkshire Hathaway, Inc. Class B (a)	20,157	1,953,818
BorgWarner, Inc. (a)	25,296	1,876,457
CME Group, Inc.	17,600	1,017,984
Cummins, Inc.	11,382	1,306,995
Common Stocks - continued
	Shares	Value
United States of America - continued
FMC Technologies, Inc. (a)	30,752	$ 1,456,107
KLA-Tencor Corp.	19,680	1,080,629
Martin Marietta Materials, Inc. (d)	10,500	1,036,665
MasterCard, Inc. Class A	5,950	3,084,480
Mead Johnson Nutrition Co. Class A	39,100	2,971,600
Mohawk Industries, Inc. (a)	13,400	1,362,244
National Oilwell Varco, Inc.	24,089	1,785,958
Philip Morris International, Inc.	50,708	4,470,417
PriceSmart, Inc.	10,900	839,409
ResMed, Inc. (d)	29,500	1,292,100
Solera Holdings, Inc.	15,889	870,876
SS&C Technologies Holdings, Inc. (a)	25,100	568,013
Union Pacific Corp.	19,300	2,537,178
Visa, Inc. Class A	19,200	3,031,872
Zoetis, Inc. Class A	2,300	59,800
TOTAL UNITED STATES OF AMERICA		38,490,596
TOTAL COMMON STOCKS (Cost $218,135,146)		246,776,012
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.16% (b)	8,524,637	8,524,637
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	8,404,623	8,404,623
TOTAL MONEY MARKET FUNDS (Cost $16,929,260)		16,929,260
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $235,064,406)		263,705,272
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(7,012,937)
NET ASSETS - 100%		$ 256,692,335
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,316
Fidelity Securities Lending Cash Central Fund	10,559
Total	$ 13,875
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,873,931	$ 39,873,931	$ -	$ -
Consumer Staples	60,676,221	52,203,712	8,472,509	-
Energy	8,633,453	8,633,453	-	-
Financials	23,143,853	23,143,853	-	-
Health Care	27,258,462	27,258,462	-	-
Industrials	38,770,582	38,770,582	-	-
Information Technology	18,186,263	18,186,263	-	-
Materials	30,233,247	30,233,247	-	-
Money Market Funds	16,929,260	16,929,260	-	-
Total Investments in Securities:	$ 263,705,272	$ 255,232,763	$ 8,472,509	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $235,330,151. Net unrealized appreciation aggregated $28,375,121, of which $32,560,854 related to appreciated investment securities and $4,185,733 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
International Growth Fund

1.863093.105

AIGF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 3.7%
Coca-Cola Amatil Ltd.	175,528	$ 2,533,282
CSL Ltd.	83,134	4,762,866
Newcrest Mining Ltd.	59,080	1,441,642
Sydney Airport unit	200,442	662,596
TOTAL AUSTRALIA		9,400,386
Austria - 1.1%
Andritz AG	41,200	2,712,876
Bailiwick of Jersey - 1.6%
Glencore International PLC (d)	318,200	1,985,605
Informa PLC	119,484	907,713
Randgold Resources Ltd. sponsored ADR	14,035	1,321,536
TOTAL BAILIWICK OF JERSEY		4,214,854
Belgium - 4.2%
Anheuser-Busch InBev SA NV	96,291	8,472,509
Umicore SA	45,450	2,366,656
TOTAL BELGIUM		10,839,165
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	6,580	1,031,283
Lazard Ltd. Class A	28,592	990,713
TOTAL BERMUDA		2,021,996
Brazil - 0.7%
Arezzo Industria e Comercio SA	32,600	613,905
Iguatemi Empresa de Shopping Centers SA	41,500	601,446
Multiplan Empreendimentos Imobiliarios SA	18,400	531,760
TOTAL BRAZIL		1,747,111
Canada - 1.1%
Agnico-Eagle Mines Ltd. (Canada)	17,000	777,732
First Quantum Minerals Ltd.	28,900	582,694
Goldcorp, Inc.	27,556	970,566
Open Text Corp. (a)	9,700	565,817
TOTAL CANADA		2,896,809
Cayman Islands - 2.7%
Baidu.com, Inc. sponsored ADR (a)	8,780	950,874
Belle International Holdings Ltd.	436,000	969,214
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sands China Ltd.	739,600	$ 3,728,803
Wynn Macau Ltd. (a)	414,400	1,162,184
TOTAL CAYMAN ISLANDS		6,811,075
Denmark - 3.0%
Novo Nordisk A/S Series B sponsored ADR	38,100	7,023,735
William Demant Holding A/S (a)	7,800	684,081
TOTAL DENMARK		7,707,816
Finland - 1.4%
Nokian Tyres PLC	67,908	2,921,992
Outotec Oyj	11,900	748,592
TOTAL FINLAND		3,670,584
France - 3.5%
Alstom SA	36,114	1,602,973
Danone SA	55,452	3,842,941
Remy Cointreau SA	12,887	1,644,634
Safran SA	41,400	1,900,840
TOTAL FRANCE		8,991,388
Germany - 2.9%
Linde AG	33,241	6,066,094
Siemens AG sponsored ADR	11,900	1,303,288
TOTAL GERMANY		7,369,382
Ireland - 1.9%
CRH PLC sponsored ADR	87,000	1,872,240
Elan Corp. PLC sponsored ADR (a)	90,484	950,987
James Hardie Industries PLC sponsored ADR (d)	38,100	2,028,444
TOTAL IRELAND		4,851,671
Israel - 0.2%
Azrieli Group	22,800	597,386
Italy - 1.0%
Fiat Industrial SpA	151,401	1,949,853
Interpump Group SpA	77,351	593,929
TOTAL ITALY		2,543,782
Japan - 10.0%
Aozora Bank Ltd.	236,000	663,262
Autobacs Seven Co. Ltd.	22,200	903,100
Denso Corp.	112,100	4,192,487
Common Stocks - continued
	Shares	Value
Japan - continued
Fanuc Corp.	16,100	$ 2,508,885
Fast Retailing Co. Ltd.	9,300	2,448,947
Japan Tobacco, Inc.	29,300	912,211
LIXIL Group Corp.	41,500	963,924
Keyence Corp.	11,262	3,124,468
Kobayashi Pharmaceutical Co. Ltd.	19,500	951,064
Mitsui Fudosan Co. Ltd.	65,000	1,484,882
SHO-BOND Holdings Co. Ltd.	18,600	686,478
SMC Corp.	8,900	1,539,701
Unicharm Corp.	29,600	1,569,905
USS Co. Ltd.	24,470	2,745,499
Yamato Kogyo Co. Ltd.	37,600	1,076,048
TOTAL JAPAN		25,770,861
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	9,655	1,041,678
Netherlands - 2.3%
ASML Holding NV	65,378	4,909,234
D.E. Master Blenders 1753 NV (a)	88,959	1,097,485
TOTAL NETHERLANDS		6,006,719
Portugal - 1.2%
Jeronimo Martins SGPS SA	143,652	3,053,518
South Africa - 0.4%
Clicks Group Ltd.	156,683	1,050,982
Spain - 1.7%
Inditex SA	23,149	3,243,753
Prosegur Compania de Seguridad SA (Reg.)	179,549	1,121,442
TOTAL SPAIN		4,365,195
Sweden - 5.0%
ASSA ABLOY AB (B Shares)	60,161	2,252,069
Atlas Copco AB (A Shares)	69,088	1,970,109
Fagerhult AB	20,300	585,898
H&M Hennes & Mauritz AB (B Shares)	97,330	3,585,282
Intrum Justitia AB	40,800	660,978
SKF AB (B Shares)	58,217	1,444,929
Swedish Match Co. AB	58,700	2,202,918
TOTAL SWEDEN		12,702,183
Switzerland - 10.4%
Nestle SA	180,431	12,669,129
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG (participation certificate)	25,484	$ 5,639,775
Schindler Holding AG:
(participation certificate)	11,185	1,659,222
(Reg.)	2,850	412,131
Swatch Group AG (Bearer)	3,900	2,140,168
UBS AG (NY Shares)	239,121	4,153,532
TOTAL SWITZERLAND		26,673,957
Turkey - 2.3%
Coca-Cola Icecek A/S	98,142	2,388,331
Turkiye Garanti Bankasi A/S	501,500	2,514,985
Turkiye Petrol Rafinerile A/S	38,687	1,066,848
TOTAL TURKEY		5,970,164
United Kingdom - 17.6%
Babcock International Group PLC	80,000	1,317,014
Barclays PLC sponsored ADR (d)	50,500	967,580
BG Group PLC	243,455	4,324,540
BHP Billiton PLC ADR (d)	67,800	4,653,792
GlaxoSmithKline PLC sponsored ADR	121,300	5,532,493
InterContinental Hotel Group PLC ADR	106,030	3,113,041
Johnson Matthey PLC	64,377	2,312,609
Reckitt Benckiser Group PLC	60,845	4,054,937
Rexam PLC	151,364	1,124,697
Rolls-Royce Group PLC	199,137	2,987,764
Rolls-Royce Group PLC (C Shares)	12,732,812	20,194
Rotork PLC	45,400	1,905,956
SABMiller PLC	98,266	4,909,271
Serco Group PLC	160,872	1,414,768
Shaftesbury PLC	74,733	654,859
Standard Chartered PLC (United Kingdom)	205,251	5,460,734
Unite Group PLC	115,000	519,629
TOTAL UNITED KINGDOM		45,273,878
United States of America - 15.0%
Albemarle Corp.	10,051	616,227
Allergan, Inc.	12,500	1,312,625
Amazon.com, Inc. (a)	5,073	1,346,882
Autoliv, Inc. (d)	39,700	2,612,260
Berkshire Hathaway, Inc. Class B (a)	20,157	1,953,818
BorgWarner, Inc. (a)	25,296	1,876,457
CME Group, Inc.	17,600	1,017,984
Cummins, Inc.	11,382	1,306,995
Common Stocks - continued
	Shares	Value
United States of America - continued
FMC Technologies, Inc. (a)	30,752	$ 1,456,107
KLA-Tencor Corp.	19,680	1,080,629
Martin Marietta Materials, Inc. (d)	10,500	1,036,665
MasterCard, Inc. Class A	5,950	3,084,480
Mead Johnson Nutrition Co. Class A	39,100	2,971,600
Mohawk Industries, Inc. (a)	13,400	1,362,244
National Oilwell Varco, Inc.	24,089	1,785,958
Philip Morris International, Inc.	50,708	4,470,417
PriceSmart, Inc.	10,900	839,409
ResMed, Inc. (d)	29,500	1,292,100
Solera Holdings, Inc.	15,889	870,876
SS&C Technologies Holdings, Inc. (a)	25,100	568,013
Union Pacific Corp.	19,300	2,537,178
Visa, Inc. Class A	19,200	3,031,872
Zoetis, Inc. Class A	2,300	59,800
TOTAL UNITED STATES OF AMERICA		38,490,596
TOTAL COMMON STOCKS (Cost $218,135,146)		246,776,012
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.16% (b)	8,524,637	8,524,637
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	8,404,623	8,404,623
TOTAL MONEY MARKET FUNDS (Cost $16,929,260)		16,929,260
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $235,064,406)		263,705,272
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(7,012,937)
NET ASSETS - 100%		$ 256,692,335
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,316
Fidelity Securities Lending Cash Central Fund	10,559
Total	$ 13,875
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,873,931	$ 39,873,931	$ -	$ -
Consumer Staples	60,676,221	52,203,712	8,472,509	-
Energy	8,633,453	8,633,453	-	-
Financials	23,143,853	23,143,853	-	-
Health Care	27,258,462	27,258,462	-	-
Industrials	38,770,582	38,770,582	-	-
Information Technology	18,186,263	18,186,263	-	-
Materials	30,233,247	30,233,247	-	-
Money Market Funds	16,929,260	16,929,260	-	-
Total Investments in Securities:	$ 263,705,272	$ 255,232,763	$ 8,472,509	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $235,330,151. Net unrealized appreciation aggregated $28,375,121, of which $32,560,854 related to appreciated investment securities and $4,185,733 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

January 31, 2013

1.813082.108

ISC-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 5.8%
Acrux Ltd.	381,062	$ 1,370,932
Alkane Resources Ltd.	823,400	570,997
Ausgold Ltd. (a)	1,195,693	155,859
Austal Ltd. (a)	2,072,224	1,501,836
Beach Energy Ltd.	1,188,831	1,766,591
Berkeley Resources Ltd. (a)	739,724	343,266
Carsales.com Ltd.	317,216	2,934,133
Challenger Ltd.	373,624	1,500,018
Clinuvel Pharmaceuticals Ltd. (a)	197,647	484,350
Dart Energy Ltd. (a)	2,616,114	381,932
Goodman Group unit	202,411	949,834
Iluka Resources Ltd. (d)	80,327	814,196
Independence Group NL	217,217	996,661
iProperty Group Ltd. (a)	651,677	693,160
Karoon Gas Australia Ltd. (a)	418,464	2,827,705
Linc Energy Ltd. (a)(d)	292,598	741,445
Maverick Drilling & Exploration Ltd. (a)(d)	781,710	501,328
Mesoblast Ltd. (a)(d)	160,255	999,341
Mineral Deposits Ltd. (a)	784,388	3,345,456
Monto Minerals Ltd. (a)	273,551	2,282
Navitas Ltd. (d)	273,638	1,412,481
New Standard Energy Ltd. (a)	816,242	178,747
Prairie Downs Metals Ltd. (a)	401,095	276,053
Ramsay Health Care Ltd.	10,050	309,583
realestate.com.au Ltd.	52,666	1,129,707
SAI Global Ltd.	282,756	1,320,964
SEEK Ltd.	479,787	4,197,701
Sierra Mining Ltd. (a)	1,127,815	364,587
Silver Lake Resources Ltd. (a)	287,371	764,160
Sino Gas & Energy Ltd. (a)	13,215,367	2,067,148
SomnoMed Ltd. (a)	531,849	537,974
Spark Infrastructure Group unit	1,255,671	2,298,021
Starpharma Holdings Ltd. (a)	869,513	1,137,944
Tiger Resources Ltd. (a)	11,335,520	4,137,238
Tissue Therapies Ltd. (a)	819,448	247,811
Troy Resources NL	252,261	894,396
Universal Biosensors, Inc. (a)	231,012	209,582
TOTAL AUSTRALIA		44,365,419
Bailiwick of Jersey - 1.3%
Informa PLC	854,423	6,491,000
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
LXB Retail Properties PLC (a)	1,387,800	$ 2,597,240
Regus PLC	584,146	1,095,070
TOTAL BAILIWICK OF JERSEY		10,183,310
Belgium - 0.7%
EVS Broadcast Equipment SA	92,900	5,550,143
Bermuda - 2.5%
Asia Satellite Telecommunications Holdings Ltd.	271,000	891,057
Biosensors International Group Ltd. (a)	1,422,000	1,556,829
China Animal Healthcare Ltd.	2,129,000	464,453
China Singyes Solar Tech Holdings Ltd.	981,600	1,142,926
I.T Ltd.	1,552,000	674,400
Imagi International Holdings Ltd. (a)	26,792,000	407,646
Luk Fook Holdings International Ltd.	612,000	2,146,427
Oakley Capital Investments Ltd. (a)	1,518,300	3,377,253
Paul Y. Engineering Group Ltd. (f)	4,104,000	359,842
PAX Global Technology Ltd. (a)	1,769,000	421,983
Petra Diamonds Ltd. (a)	2,355,156	4,071,452
REXLot Holdings Ltd.	10,975,000	933,994
Vostok Nafta Investment Ltd. SDR	818,000	2,830,517
TOTAL BERMUDA		19,278,779
British Virgin Islands - 0.0%
Kalahari Energy (a)(g)	1,451,000	15
Canada - 1.2%
Africa Oil Corp. (a)	184,600	1,502,560
Africa Oil Corp.	81,500	594,948
AirSea Lines (a)(g)	1,893,338	26
Banro Corp. (a)	976,700	2,399,153
Mood Media Corp. (a)	175,300	326,908
Mood Media Corp. (United Kingdom) (a)	1,139,822	2,169,309
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Teranga Gold Corp. (a)	1,114,199	2,200,694
TOTAL CANADA		9,193,606
Cayman Islands - 3.6%
21Vianet Group, Inc. ADR (a)(d)	42,300	419,616
3SBio, Inc. sponsored ADR (a)	39,000	518,700
51job, Inc. sponsored ADR (a)	19,200	1,036,800
AirMedia Group, Inc. ADR (a)	272,500	637,650
Airtac International Group	85,000	496,529
AMVIG Holdings Ltd.	764,000	290,610
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
AutoNavi Holdings Ltd. ADR (a)	34,300	$ 409,199
Baidu.com, Inc. sponsored ADR (a)	6,000	649,800
Bitauto Holdings Ltd. ADR (a)	101,400	1,006,902
Changshouhua Food Co. Ltd.	872,000	503,721
China Automation Group Ltd.	1,872,000	502,071
China High Precision Automation Group Ltd.	712,000	100,804
China Lodging Group Ltd. ADR (a)	26,500	481,240
China Medical System Holdings Ltd.	1,204,000	1,033,943
China Metal International Holdings, Inc.	2,522,000	435,758
China Metal Recycling (Holdings) Ltd.	436,800	531,117
China Outfitters Holdings Ltd. (a)	1,888,000	348,124
China Tianyi Holdings Ltd. (a)	2,492,000	363,097
China ZhengTong Auto Services Holdings Ltd. (a)	472,000	419,940
CNinsure, Inc. ADR (a)	31,900	205,436
Convenience Retail Asia Ltd.	700,000	509,065
EVA Precision Industrial Holdings Ltd.	6,858,000	910,816
Fook Woo Group Holdings Ltd. (a)	2,055,000	181,509
Greatview Aseptic Pack Co. Ltd.	1,196,000	724,811
Haitian International Holdings Ltd.	338,000	426,673
Hop Hing Group Holdings Ltd. (a)	7,392,000	376,491
Hutchison China Meditech Ltd. (a)	77,117	524,699
Kingdee International Software Group Co. Ltd. (a)	1,178,400	243,113
KongZhong Corp. sponsored ADR (a)	56,200	329,894
Lee's Pharmaceutical Holdings Ltd.	1,085,000	780,656
Marwyn Value Investors II Ltd. (a)	1,875,100	3,947,864
Ming Fai International Holdings Ltd. (a)	9,133,000	1,130,526
Pactera Technology International Ltd. ADR	38,100	305,943
Perfect World Co. Ltd. sponsored ADR Class B	34,900	409,726
Royale Furniture Holdings Ltd.	10,111,437	1,003,921
Shenguan Holdings Group Ltd.	3,154,000	1,667,406
SINA Corp. (a)	5,000	274,650
Sino Prosper State Gold Resources Holdings, Ltd. (a)	7,495,000	251,270
Sitoy Group Holdings Ltd.	567,000	331,921
SouFun Holdings Ltd. ADR	51,000	1,316,820
VST Holdings Ltd.	1,858,000	459,984
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	684,414
Yip's Chemical Holdings Ltd.	592,000	485,484
TOTAL CAYMAN ISLANDS		27,668,713
China - 0.0%
NQ Mobile, Inc. ADR (a)(d)	33,300	226,107
Common Stocks - continued
	Shares	Value
Cyprus - 0.6%
Buried Hill Energy (Cyprus) PCL (a)(g)	1,947,000	$ 4,867,500
France - 3.3%
Altamir Amboise	531,000	5,645,366
ALTEN	118,100	4,538,080
Audika SA	113,900	1,415,079
Ipsos SA	124,772	4,972,343
Sartorius Stedim Biotech	51,600	6,285,305
Sopra Group SA	39,300	2,828,162
TOTAL FRANCE		25,684,335
Germany - 8.2%
Bertrandt AG	59,700	6,578,883
Brenntag AG	40,600	5,785,545
CENTROTEC Sustainable AG	231,049	4,857,928
CTS Eventim AG	193,820	6,926,603
GFK AG	142,601	8,254,176
Lanxess AG	70,485	5,952,822
MTU Aero Engines Holdings AG	67,300	6,415,786
Rational AG	15,520	4,703,506
RIB Software AG	379,800	2,248,935
United Internet AG	200,152	4,653,999
Wirecard AG	289,100	6,582,895
TOTAL GERMANY		62,961,078
Hong Kong - 0.6%
Guotai Junan International Holdings Ltd.	1,331,000	659,030
Magnificent Estates Ltd.	25,682,000	1,539,847
Singamas Container Holdings Ltd.	3,164,000	913,861
Techtronic Industries Co. Ltd.	382,000	773,319
YGM Trading Ltd.	152,000	401,785
TOTAL HONG KONG		4,287,842
Iceland - 0.5%
Ossur hf (a)	2,571,700	3,603,853
India - 1.2%
Ahluwalia Contracts (India) Ltd. (a)	230,314	147,202
Britannia Industries Ltd. (a)	31,695	286,757
Educomp Solutions Ltd.	44,518	107,002
Financial Technologies India Ltd.	23,352	491,323
Geodesic Ltd. (a)	256,340	74,821
Manappuram General Finance & Leasing Ltd.	367,032	300,033
MT Educare Ltd.	146,984	310,798
Common Stocks - continued
	Shares	Value
India - continued
Page Industries Ltd.	87,661	$ 5,585,046
PI Industries Ltd.	37,878	437,828
Shriram City Union Finance Ltd. (a)	8,755	180,507
Thangamayil Jewellery Ltd.	173,245	974,595
WABCO India Ltd.	10,191	298,691
TOTAL INDIA		9,194,603
Indonesia - 0.8%
PT Clipan Finance Indonesia Tbk	13,895,400	651,960
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	15,253
PT Mayora Indah Tbk	352,000	745,922
PT Media Nusantara Citra Tbk	6,639,500	1,626,064
PT Mitra Adiperkasa Tbk	588,000	388,057
PT MNC Sky Vision Tbk	1,805,500	377,017
PT Nippon Indosari Corpindo Tbk	975,000	628,381
PT Pembangunan Perumahan Persero Tbk	4,982,500	446,998
PT Tiga Pilar Sejahtera Food Tbk	7,002,000	823,125
PT Tower Bersama Infrastructure Tbk (a)	1,383,000	841,420
TOTAL INDONESIA		6,544,197
Ireland - 2.3%
Glanbia PLC	163,500	1,824,842
Kenmare Resources PLC (a)	11,137,400	5,867,953
Paddy Power PLC (Ireland)	88,784	7,365,661
Petroceltic International PLC (a)	27,183,700	3,061,048
TOTAL IRELAND		18,119,504
Isle of Man - 2.4%
Exillon Energy PLC (a)	1,067,800	2,726,585
IBS Group Holding Ltd. GDR (Reg. S) (a)	336,400	7,582,281
Playtech Ltd.	1,083,636	7,955,616
TOTAL ISLE OF MAN		18,264,482
Israel - 0.1%
Sarin Technologies Ltd.	957,750	889,922
Italy - 1.3%
Brunello Cucinelli SpA (d)	172,000	3,454,080
Salvatore Ferragamo Italia SpA	244,915	6,261,833
TOTAL ITALY		9,715,913
Japan - 25.9%
1st Holdings, Inc.	23,200	154,506
ACOM Co. Ltd. (a)	76,930	2,008,954
Common Stocks - continued
	Shares	Value
Japan - continued
AEON Credit Service Co. Ltd.	315,000	$ 6,524,250
AEON Mall Co. Ltd.	45,300	1,092,312
Ajinomoto Co., Inc.	2,000	27,142
ARNEST ONE Corp.	59,800	956,068
Asahi Holdings, Inc.	67,100	1,168,169
ASAHI INTECC Co. Ltd. (d)	64,500	2,535,705
Avex Group Holdings, Inc.	11,300	305,222
CAC Corp.	44,800	377,722
Canon, Inc.	400	14,566
Chiyoda Co. Ltd.	57,200	1,322,959
Citizen Holdings Co. Ltd.	670,200	3,847,723
Cookpad, Inc.	16,900	559,052
CyberAgent, Inc. (d)	2,729	5,726,886
Enigmo, Inc. (d)	27,000	2,243,972
Fields Corp.	72,300	1,004,902
Fuji Corp.	35,800	753,622
GOLDWIN, Inc. (d)	204,000	1,202,428
H.I.S. Co. Ltd.	19,800	675,554
Hajime Construction Co. Ltd.	73,800	3,123,254
Higashi Nihon House Co. Ltd.	125,000	571,382
Hitachi Chemical Co. Ltd.	159,700	2,247,623
Hitachi Transport System Ltd.	97,000	1,469,134
Honda Motor Co. Ltd.	228,300	8,629,556
Hoshizaki Electric Co. Ltd.	134,100	3,988,758
Iida Home Max Co., Ltd.	135,100	1,759,572
Iino Kaiun Kaisha Ltd.	157,600	725,568
ITC Networks Corp.	27,300	207,784
Iwatsuka Confectionary Co. Ltd.	11,600	526,437
JAFCO Co. Ltd.	49,500	1,710,536
JSP Corp.	22,100	328,437
K'S Denki Corp. (d)	21,300	580,221
kabu.com Securities Co. Ltd.	116,500	565,651
Kakaku.com, Inc. (d)	351,300	13,138,455
Kao Corp.	100	2,869
KAWAI Musical Instruments Manufacturing Co. Ltd.	703,000	1,368,407
Kawasaki Kisen Kaisha Ltd. (a)	1,235,000	2,336,432
Kitz Corp.	49,900	257,017
Kobe Bussan Co. Ltd.	18,800	485,188
Koshidaka Holdings Co. Ltd.	44,500	1,104,653
Kubota Corp.	612,000	6,987,020
Makita Corp.	75,800	3,692,810
Mazda Motor Corp. (a)	1,375,000	3,698,945
Common Stocks - continued
	Shares	Value
Japan - continued
Megachips Corp. (d)	41,700	$ 713,658
Message Co. Ltd.	181	488,895
Mitsubishi Electric Corp.	180,000	1,490,076
Mitsubishi UFJ Financial Group, Inc.	166,200	945,203
Mitsui & Co. Ltd.	97,200	1,467,912
Mitsui OSK Lines Ltd.	586,000	1,928,875
Mitsui-Soko Co. Ltd.	48,000	208,912
MS&AD Insurance Group Holdings, Inc.	79,200	1,662,035
Nichias Corp. (d)	417,000	2,270,939
Nikkiso Co. Ltd.	513,000	5,576,270
Nintendo Co. Ltd.	33,400	3,258,002
Nippon Seiki Co. Ltd.	33,000	392,269
Nissan Motor Co. Ltd.	259,500	2,656,154
Nitta Corp.	153,100	2,623,519
Nitta Gelatin, Inc. (d)	116,400	1,476,560
NSD Co. Ltd.	24,900	230,634
Olympus Corp. (a)	146,700	3,251,801
ORIX Corp.	126,830	13,550,540
Pal Co. Ltd.	35,250	1,547,693
Pigeon Corp.	276,400	15,082,672
Rakuten, Inc.	301,800	2,755,788
Rohto Pharmaceutical Co. Ltd.	148,000	1,851,517
Round One Corp.	110,900	643,971
Ryohin Keikaku Co. Ltd.	24,800	1,407,535
Sawada Holdings Co. Ltd. (a)	271,700	1,856,991
SBI Holdings, Inc. Japan	66,700	552,156
Seven & i Holdings Co., Ltd.	300	9,127
Shikoku Electric Power Co., Inc.	33,000	404,177
SHIMANO, Inc.	100	6,824
Shin-Etsu Chemical Co., Ltd.	700	42,791
Shinko Kogyo Co. Ltd.	239,200	1,653,173
Shinko Shoji Co. Ltd.	2,800	25,169
SMC Corp.	200	34,600
Sony Corp.	66,700	997,685
Sosei Group Corp. (a)	1,353	4,349,959
Stanley Electric Co. Ltd.	245,000	4,005,413
Sugi Holdings Co. Ltd.	600	20,603
Sumitomo Chemical Co. Ltd.	331,000	966,450
Sumitomo Metal Mining Co. Ltd.	62,000	964,799
Sumitomo Mitsui Financial Group, Inc.	55,400	2,225,080
Sumitomo Mitsui Trust Holdings, Inc.	100,000	369,621
Sysmex Corp.	12,600	601,444
Common Stocks - continued
	Shares	Value
Japan - continued
Takara Leben Co. Ltd.	428,300	$ 4,988,129
Tokyo Tatemono Co. Ltd. (a)	103,000	482,082
Tokyu Land Corp.	604,000	4,306,501
Topcon Corp. (d)	533,100	4,354,811
Toyo Engineering Corp.	630,000	2,921,100
Uchiyama Holdings Co. Ltd.	30,400	610,028
WebCrew, Inc.	75,300	468,541
Yahoo! Japan Corp.	3,602	1,416,063
Yamato Kogyo Co. Ltd.	27,500	787,003
Yamaya Corp.	44,700	602,713
TOTAL JAPAN		199,511,886
Korea (South) - 0.3%
Daou Technology, Inc.	77,060	1,186,345
Korea Plant Service & Engineering Co. Ltd.	7,274	366,371
SBS Contents Hub Co. Ltd.	31,723	412,570
Soulbrain Co. Ltd.	11,656	415,134
TOTAL KOREA (SOUTH)		2,380,420
Luxembourg - 2.6%
AZ Electronic Materials SA	1,467,500	8,681,407
Eurofins Scientific SA	63,899	11,417,887
TOTAL LUXEMBOURG		20,099,294
Malaysia - 0.1%
JobStreet Corp. Bhd	1,223,100	944,783
Netherlands - 1.2%
Gemalto NV	81,831	7,286,602
Ichor Coal NV (a)	355,000	1,971,458
TOTAL NETHERLANDS		9,258,060
Norway - 2.1%
Aker Solutions ASA	357,100	7,811,501
Schibsted ASA (B Shares)	170,700	6,864,997
Sevan Drilling ASA (a)(d)	2,185,100	1,567,957
TOTAL NORWAY		16,244,455
Singapore - 2.7%
Amtek Engineering Ltd.	2,949,000	1,393,904
CSE Global Ltd.	1,069,000	747,130
First Resources Ltd.	71,000	112,152
Goodpack Ltd.	1,220,000	1,798,974
Mapletree Industrial (REIT)	1,069,000	1,183,315
Common Stocks - continued
	Shares	Value
Singapore - continued
OSIM International Ltd.	1,092,000	$ 1,588,171
Pertama Holdings Ltd. (e)	23,060,000	9,256,420
Petra Foods Ltd.	370,000	1,150,972
Phorm Corp. Ltd. (a)	1,449,400	551,700
Raffles Medical Group Ltd.	368,205	901,435
Sino Grandness Food Industry Group Ltd. (a)	706,000	453,497
Venture Corp. Ltd.	212,000	1,454,272
TOTAL SINGAPORE		20,591,942
South Africa - 0.4%
Blue Label Telecoms Ltd.	3,094,900	3,017,069
Sweden - 0.5%
Avanza Bank Holding AB	162,600	3,964,076
Switzerland - 1.5%
Sika AG (Bearer)	1,610	4,061,931
VZ Holding AG	51,930	7,132,850
TOTAL SWITZERLAND		11,194,781
Taiwan - 0.2%
Pacific Hospital Supply Co. Ltd.	114,400	324,256
Tong Hsing Electronics Industries Ltd.	135,721	521,650
Topoint Technology Co. Ltd.	571,927	344,744
TOTAL TAIWAN		1,190,650
Thailand - 0.5%
Toyo-Thai Corp. PCL	3,352,800	3,991,429
United Kingdom - 20.4%
Aberdeen Asset Management PLC	1,183,800	7,555,087
Amerisur Resources PLC (a)(d)	7,081,324	5,053,941
Ashmore Group PLC	897,400	5,082,520
ASOS PLC (a)(d)	188,176	7,732,765
Avanti Communications Group PLC (a)(d)	659,800	2,867,253
Aveva Group PLC	186,000	6,374,864
Bond International Software PLC	843,266	682,084
Brammer PLC	1,267,600	6,584,105
Central Asia Metals PLC (d)	1,336,700	2,713,608
Craneware PLC	791,600	4,896,363
Devro PLC	407,100	2,201,703
Faroe Petroleum PLC (a)	480,947	1,022,128
Hunting PLC	194,900	2,618,174
IG Group Holdings PLC	719,702	5,090,855
Innovation Group PLC (a)	5,482,700	2,130,413
Common Stocks - continued
	Shares	Value
United Kingdom - continued
International Personal Finance PLC	1,298,800	$ 8,309,624
John Wood Group PLC	383,900	4,907,455
Johnson Matthey PLC	106,195	3,814,832
Keronite PLC (a)(g)	13,620,267	216
Moneysupermarket.com Group PLC	2,714,800	7,922,438
Monitise PLC (a)	11,841,415	6,338,413
Mothercare PLC (d)	562,600	2,766,079
NCC Group Ltd.	1,309,890	2,908,480
Ocado Group PLC (a)(d)	2,321,500	3,895,449
Ophir Energy PLC (a)	329,500	2,673,033
Optos PLC (a)(d)	478,181	1,486,454
Pureprofile Media PLC (a)(g)	1,108,572	615,368
Regenersis PLC	1,198,700	3,384,026
Rockhopper Exploration PLC (a)	1,054,900	2,614,174
Salamander Energy PLC (a)	632,400	1,836,468
SDL PLC	448,762	3,733,058
Serco Group PLC	339,746	2,987,852
Silverdell PLC	12,644,400	3,384,116
Sinclair Pharma PLC (a)	4,146,298	1,709,767
Sphere Medical Holding PLC (a)	817,054	894,135
Sthree PLC	1,031,809	5,473,922
Synergy Health PLC	284,953	4,957,732
Ted Baker PLC	462,675	8,834,983
TMO Renewables Ltd. (a)(g)	1,000,000	79,300
Travis Perkins PLC	313,000	6,006,658
Wolfson Microelectronics PLC (a)	939,800	2,999,677
TOTAL UNITED KINGDOM		157,139,572
United States of America - 0.1%
CTC Media, Inc.	4,300	46,010
GI Dynamics, Inc. CDI (a)	834,866	670,361
Mudalla Technology, Inc. (Reg. S) (a)	996,527	16
YOU On Demand Holdings, Inc. (a)	86,974	93,062
YOU On Demand Holdings, Inc. (g)	27,500	26,483
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(g)	27,500	0
TOTAL UNITED STATES OF AMERICA		835,932
TOTAL COMMON STOCKS (Cost $627,249,407)		730,963,670
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value
Brazil - 0.5%
Alpargatas SA (PN) (Cost $4,191,658)	553,200	$ 4,000,341
Convertible Bonds - 0.2%
Principal Amount
Canada - 0.2%
Griffiths Energy International, Inc. 12% 9/1/17 (g) (Cost $1,400,000)	$ 1,400,000	1,516,760
Money Market Funds - 8.4%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	32,363,275	32,363,275
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	32,149,575	32,149,575
TOTAL MONEY MARKET FUNDS (Cost $64,512,850)		64,512,850
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $697,353,915)		800,993,621
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(30,565,677)
NET ASSETS - 100%		$ 770,427,944
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,105,676 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Griffiths Energy International, Inc. 12% 9/1/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
YOU On Demand Holdings, Inc.	8/29/12	$ 110,000
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,878
Fidelity Securities Lending Cash Central Fund	126,214
Total	$ 137,092
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 9,679,226	$ -	$ -	$ 287,352	$ 9,256,420
Total	$ 9,679,226	$ -	$ -	$ 287,352	$ 9,256,420
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 160,184,504	$ 141,274,344	$ 9,653,724	$ 9,256,436
Consumer Staples	29,534,408	29,534,408	-	-
Energy	53,637,115	48,174,644	594,948	4,867,523
Financials	105,778,251	102,607,968	3,170,283	-
Health Care	68,768,757	68,689,457	-	79,300
Industrials	117,737,422	117,195,829	-	541,593
Information Technology	128,817,803	128,087,065	14,566	716,172
Materials	63,203,823	62,672,706	-	531,117
Telecommunication Services	4,599,730	4,599,730	-	-
Utilities	2,702,198	2,702,198	-	-
Corporate Bonds	1,516,760	-	-	1,516,760
Money Market Funds	64,512,850	64,512,850	-	-
Total Investments in Securities:	$ 800,993,621	$ 770,051,199	$ 13,433,521	$ 17,508,901
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 9,679,242
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(422,806)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,256,436
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ (422,806)
Other Investments in Securities
Beginning Balance	$ 7,428,398
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	357,336
Cost of Purchases	363,580
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	436,797
Transfers out of Level 3	(333,646)
Ending Balance	$ 8,252,465
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 357,336

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $719,673,672. Net unrealized appreciation aggregated $81,319,949, of which $164,704,787 related to appreciated investment securities and $83,384,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 01/31/13	Valuation Technique (s)	Unobservable Input (s)	Range	Weighted Average
Common Stock	$ 15,992,140	Expected distribution	Recovery rate	0%	0%
		Market comparable	Transaction price	$0.08 - $2.5	$1.10
			Discount for lack of marketability	10% - 50%	35.7%
			EV/NOPAT multiple	12.3	12.3
Convertible Bond	$ 1,516,760	Market comparable	Transaction price	$6.52	$6.52

For the unobservable inputs listed in the table above, a significant increase in discounts for lack of marketability could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates, transaction prices or EV/NOPAT (enterprise value/net operating profit after tax) multiples could result in a significant increase to the fair value measurement.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.813255.108

AISC-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 5.8%
Acrux Ltd.	381,062	$ 1,370,932
Alkane Resources Ltd.	823,400	570,997
Ausgold Ltd. (a)	1,195,693	155,859
Austal Ltd. (a)	2,072,224	1,501,836
Beach Energy Ltd.	1,188,831	1,766,591
Berkeley Resources Ltd. (a)	739,724	343,266
Carsales.com Ltd.	317,216	2,934,133
Challenger Ltd.	373,624	1,500,018
Clinuvel Pharmaceuticals Ltd. (a)	197,647	484,350
Dart Energy Ltd. (a)	2,616,114	381,932
Goodman Group unit	202,411	949,834
Iluka Resources Ltd. (d)	80,327	814,196
Independence Group NL	217,217	996,661
iProperty Group Ltd. (a)	651,677	693,160
Karoon Gas Australia Ltd. (a)	418,464	2,827,705
Linc Energy Ltd. (a)(d)	292,598	741,445
Maverick Drilling & Exploration Ltd. (a)(d)	781,710	501,328
Mesoblast Ltd. (a)(d)	160,255	999,341
Mineral Deposits Ltd. (a)	784,388	3,345,456
Monto Minerals Ltd. (a)	273,551	2,282
Navitas Ltd. (d)	273,638	1,412,481
New Standard Energy Ltd. (a)	816,242	178,747
Prairie Downs Metals Ltd. (a)	401,095	276,053
Ramsay Health Care Ltd.	10,050	309,583
realestate.com.au Ltd.	52,666	1,129,707
SAI Global Ltd.	282,756	1,320,964
SEEK Ltd.	479,787	4,197,701
Sierra Mining Ltd. (a)	1,127,815	364,587
Silver Lake Resources Ltd. (a)	287,371	764,160
Sino Gas & Energy Ltd. (a)	13,215,367	2,067,148
SomnoMed Ltd. (a)	531,849	537,974
Spark Infrastructure Group unit	1,255,671	2,298,021
Starpharma Holdings Ltd. (a)	869,513	1,137,944
Tiger Resources Ltd. (a)	11,335,520	4,137,238
Tissue Therapies Ltd. (a)	819,448	247,811
Troy Resources NL	252,261	894,396
Universal Biosensors, Inc. (a)	231,012	209,582
TOTAL AUSTRALIA		44,365,419
Bailiwick of Jersey - 1.3%
Informa PLC	854,423	6,491,000
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
LXB Retail Properties PLC (a)	1,387,800	$ 2,597,240
Regus PLC	584,146	1,095,070
TOTAL BAILIWICK OF JERSEY		10,183,310
Belgium - 0.7%
EVS Broadcast Equipment SA	92,900	5,550,143
Bermuda - 2.5%
Asia Satellite Telecommunications Holdings Ltd.	271,000	891,057
Biosensors International Group Ltd. (a)	1,422,000	1,556,829
China Animal Healthcare Ltd.	2,129,000	464,453
China Singyes Solar Tech Holdings Ltd.	981,600	1,142,926
I.T Ltd.	1,552,000	674,400
Imagi International Holdings Ltd. (a)	26,792,000	407,646
Luk Fook Holdings International Ltd.	612,000	2,146,427
Oakley Capital Investments Ltd. (a)	1,518,300	3,377,253
Paul Y. Engineering Group Ltd. (f)	4,104,000	359,842
PAX Global Technology Ltd. (a)	1,769,000	421,983
Petra Diamonds Ltd. (a)	2,355,156	4,071,452
REXLot Holdings Ltd.	10,975,000	933,994
Vostok Nafta Investment Ltd. SDR	818,000	2,830,517
TOTAL BERMUDA		19,278,779
British Virgin Islands - 0.0%
Kalahari Energy (a)(g)	1,451,000	15
Canada - 1.2%
Africa Oil Corp. (a)	184,600	1,502,560
Africa Oil Corp.	81,500	594,948
AirSea Lines (a)(g)	1,893,338	26
Banro Corp. (a)	976,700	2,399,153
Mood Media Corp. (a)	175,300	326,908
Mood Media Corp. (United Kingdom) (a)	1,139,822	2,169,309
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Teranga Gold Corp. (a)	1,114,199	2,200,694
TOTAL CANADA		9,193,606
Cayman Islands - 3.6%
21Vianet Group, Inc. ADR (a)(d)	42,300	419,616
3SBio, Inc. sponsored ADR (a)	39,000	518,700
51job, Inc. sponsored ADR (a)	19,200	1,036,800
AirMedia Group, Inc. ADR (a)	272,500	637,650
Airtac International Group	85,000	496,529
AMVIG Holdings Ltd.	764,000	290,610
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
AutoNavi Holdings Ltd. ADR (a)	34,300	$ 409,199
Baidu.com, Inc. sponsored ADR (a)	6,000	649,800
Bitauto Holdings Ltd. ADR (a)	101,400	1,006,902
Changshouhua Food Co. Ltd.	872,000	503,721
China Automation Group Ltd.	1,872,000	502,071
China High Precision Automation Group Ltd.	712,000	100,804
China Lodging Group Ltd. ADR (a)	26,500	481,240
China Medical System Holdings Ltd.	1,204,000	1,033,943
China Metal International Holdings, Inc.	2,522,000	435,758
China Metal Recycling (Holdings) Ltd.	436,800	531,117
China Outfitters Holdings Ltd. (a)	1,888,000	348,124
China Tianyi Holdings Ltd. (a)	2,492,000	363,097
China ZhengTong Auto Services Holdings Ltd. (a)	472,000	419,940
CNinsure, Inc. ADR (a)	31,900	205,436
Convenience Retail Asia Ltd.	700,000	509,065
EVA Precision Industrial Holdings Ltd.	6,858,000	910,816
Fook Woo Group Holdings Ltd. (a)	2,055,000	181,509
Greatview Aseptic Pack Co. Ltd.	1,196,000	724,811
Haitian International Holdings Ltd.	338,000	426,673
Hop Hing Group Holdings Ltd. (a)	7,392,000	376,491
Hutchison China Meditech Ltd. (a)	77,117	524,699
Kingdee International Software Group Co. Ltd. (a)	1,178,400	243,113
KongZhong Corp. sponsored ADR (a)	56,200	329,894
Lee's Pharmaceutical Holdings Ltd.	1,085,000	780,656
Marwyn Value Investors II Ltd. (a)	1,875,100	3,947,864
Ming Fai International Holdings Ltd. (a)	9,133,000	1,130,526
Pactera Technology International Ltd. ADR	38,100	305,943
Perfect World Co. Ltd. sponsored ADR Class B	34,900	409,726
Royale Furniture Holdings Ltd.	10,111,437	1,003,921
Shenguan Holdings Group Ltd.	3,154,000	1,667,406
SINA Corp. (a)	5,000	274,650
Sino Prosper State Gold Resources Holdings, Ltd. (a)	7,495,000	251,270
Sitoy Group Holdings Ltd.	567,000	331,921
SouFun Holdings Ltd. ADR	51,000	1,316,820
VST Holdings Ltd.	1,858,000	459,984
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	684,414
Yip's Chemical Holdings Ltd.	592,000	485,484
TOTAL CAYMAN ISLANDS		27,668,713
China - 0.0%
NQ Mobile, Inc. ADR (a)(d)	33,300	226,107
Common Stocks - continued
	Shares	Value
Cyprus - 0.6%
Buried Hill Energy (Cyprus) PCL (a)(g)	1,947,000	$ 4,867,500
France - 3.3%
Altamir Amboise	531,000	5,645,366
ALTEN	118,100	4,538,080
Audika SA	113,900	1,415,079
Ipsos SA	124,772	4,972,343
Sartorius Stedim Biotech	51,600	6,285,305
Sopra Group SA	39,300	2,828,162
TOTAL FRANCE		25,684,335
Germany - 8.2%
Bertrandt AG	59,700	6,578,883
Brenntag AG	40,600	5,785,545
CENTROTEC Sustainable AG	231,049	4,857,928
CTS Eventim AG	193,820	6,926,603
GFK AG	142,601	8,254,176
Lanxess AG	70,485	5,952,822
MTU Aero Engines Holdings AG	67,300	6,415,786
Rational AG	15,520	4,703,506
RIB Software AG	379,800	2,248,935
United Internet AG	200,152	4,653,999
Wirecard AG	289,100	6,582,895
TOTAL GERMANY		62,961,078
Hong Kong - 0.6%
Guotai Junan International Holdings Ltd.	1,331,000	659,030
Magnificent Estates Ltd.	25,682,000	1,539,847
Singamas Container Holdings Ltd.	3,164,000	913,861
Techtronic Industries Co. Ltd.	382,000	773,319
YGM Trading Ltd.	152,000	401,785
TOTAL HONG KONG		4,287,842
Iceland - 0.5%
Ossur hf (a)	2,571,700	3,603,853
India - 1.2%
Ahluwalia Contracts (India) Ltd. (a)	230,314	147,202
Britannia Industries Ltd. (a)	31,695	286,757
Educomp Solutions Ltd.	44,518	107,002
Financial Technologies India Ltd.	23,352	491,323
Geodesic Ltd. (a)	256,340	74,821
Manappuram General Finance & Leasing Ltd.	367,032	300,033
MT Educare Ltd.	146,984	310,798
Common Stocks - continued
	Shares	Value
India - continued
Page Industries Ltd.	87,661	$ 5,585,046
PI Industries Ltd.	37,878	437,828
Shriram City Union Finance Ltd. (a)	8,755	180,507
Thangamayil Jewellery Ltd.	173,245	974,595
WABCO India Ltd.	10,191	298,691
TOTAL INDIA		9,194,603
Indonesia - 0.8%
PT Clipan Finance Indonesia Tbk	13,895,400	651,960
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	15,253
PT Mayora Indah Tbk	352,000	745,922
PT Media Nusantara Citra Tbk	6,639,500	1,626,064
PT Mitra Adiperkasa Tbk	588,000	388,057
PT MNC Sky Vision Tbk	1,805,500	377,017
PT Nippon Indosari Corpindo Tbk	975,000	628,381
PT Pembangunan Perumahan Persero Tbk	4,982,500	446,998
PT Tiga Pilar Sejahtera Food Tbk	7,002,000	823,125
PT Tower Bersama Infrastructure Tbk (a)	1,383,000	841,420
TOTAL INDONESIA		6,544,197
Ireland - 2.3%
Glanbia PLC	163,500	1,824,842
Kenmare Resources PLC (a)	11,137,400	5,867,953
Paddy Power PLC (Ireland)	88,784	7,365,661
Petroceltic International PLC (a)	27,183,700	3,061,048
TOTAL IRELAND		18,119,504
Isle of Man - 2.4%
Exillon Energy PLC (a)	1,067,800	2,726,585
IBS Group Holding Ltd. GDR (Reg. S) (a)	336,400	7,582,281
Playtech Ltd.	1,083,636	7,955,616
TOTAL ISLE OF MAN		18,264,482
Israel - 0.1%
Sarin Technologies Ltd.	957,750	889,922
Italy - 1.3%
Brunello Cucinelli SpA (d)	172,000	3,454,080
Salvatore Ferragamo Italia SpA	244,915	6,261,833
TOTAL ITALY		9,715,913
Japan - 25.9%
1st Holdings, Inc.	23,200	154,506
ACOM Co. Ltd. (a)	76,930	2,008,954
Common Stocks - continued
	Shares	Value
Japan - continued
AEON Credit Service Co. Ltd.	315,000	$ 6,524,250
AEON Mall Co. Ltd.	45,300	1,092,312
Ajinomoto Co., Inc.	2,000	27,142
ARNEST ONE Corp.	59,800	956,068
Asahi Holdings, Inc.	67,100	1,168,169
ASAHI INTECC Co. Ltd. (d)	64,500	2,535,705
Avex Group Holdings, Inc.	11,300	305,222
CAC Corp.	44,800	377,722
Canon, Inc.	400	14,566
Chiyoda Co. Ltd.	57,200	1,322,959
Citizen Holdings Co. Ltd.	670,200	3,847,723
Cookpad, Inc.	16,900	559,052
CyberAgent, Inc. (d)	2,729	5,726,886
Enigmo, Inc. (d)	27,000	2,243,972
Fields Corp.	72,300	1,004,902
Fuji Corp.	35,800	753,622
GOLDWIN, Inc. (d)	204,000	1,202,428
H.I.S. Co. Ltd.	19,800	675,554
Hajime Construction Co. Ltd.	73,800	3,123,254
Higashi Nihon House Co. Ltd.	125,000	571,382
Hitachi Chemical Co. Ltd.	159,700	2,247,623
Hitachi Transport System Ltd.	97,000	1,469,134
Honda Motor Co. Ltd.	228,300	8,629,556
Hoshizaki Electric Co. Ltd.	134,100	3,988,758
Iida Home Max Co., Ltd.	135,100	1,759,572
Iino Kaiun Kaisha Ltd.	157,600	725,568
ITC Networks Corp.	27,300	207,784
Iwatsuka Confectionary Co. Ltd.	11,600	526,437
JAFCO Co. Ltd.	49,500	1,710,536
JSP Corp.	22,100	328,437
K'S Denki Corp. (d)	21,300	580,221
kabu.com Securities Co. Ltd.	116,500	565,651
Kakaku.com, Inc. (d)	351,300	13,138,455
Kao Corp.	100	2,869
KAWAI Musical Instruments Manufacturing Co. Ltd.	703,000	1,368,407
Kawasaki Kisen Kaisha Ltd. (a)	1,235,000	2,336,432
Kitz Corp.	49,900	257,017
Kobe Bussan Co. Ltd.	18,800	485,188
Koshidaka Holdings Co. Ltd.	44,500	1,104,653
Kubota Corp.	612,000	6,987,020
Makita Corp.	75,800	3,692,810
Mazda Motor Corp. (a)	1,375,000	3,698,945
Common Stocks - continued
	Shares	Value
Japan - continued
Megachips Corp. (d)	41,700	$ 713,658
Message Co. Ltd.	181	488,895
Mitsubishi Electric Corp.	180,000	1,490,076
Mitsubishi UFJ Financial Group, Inc.	166,200	945,203
Mitsui & Co. Ltd.	97,200	1,467,912
Mitsui OSK Lines Ltd.	586,000	1,928,875
Mitsui-Soko Co. Ltd.	48,000	208,912
MS&AD Insurance Group Holdings, Inc.	79,200	1,662,035
Nichias Corp. (d)	417,000	2,270,939
Nikkiso Co. Ltd.	513,000	5,576,270
Nintendo Co. Ltd.	33,400	3,258,002
Nippon Seiki Co. Ltd.	33,000	392,269
Nissan Motor Co. Ltd.	259,500	2,656,154
Nitta Corp.	153,100	2,623,519
Nitta Gelatin, Inc. (d)	116,400	1,476,560
NSD Co. Ltd.	24,900	230,634
Olympus Corp. (a)	146,700	3,251,801
ORIX Corp.	126,830	13,550,540
Pal Co. Ltd.	35,250	1,547,693
Pigeon Corp.	276,400	15,082,672
Rakuten, Inc.	301,800	2,755,788
Rohto Pharmaceutical Co. Ltd.	148,000	1,851,517
Round One Corp.	110,900	643,971
Ryohin Keikaku Co. Ltd.	24,800	1,407,535
Sawada Holdings Co. Ltd. (a)	271,700	1,856,991
SBI Holdings, Inc. Japan	66,700	552,156
Seven & i Holdings Co., Ltd.	300	9,127
Shikoku Electric Power Co., Inc.	33,000	404,177
SHIMANO, Inc.	100	6,824
Shin-Etsu Chemical Co., Ltd.	700	42,791
Shinko Kogyo Co. Ltd.	239,200	1,653,173
Shinko Shoji Co. Ltd.	2,800	25,169
SMC Corp.	200	34,600
Sony Corp.	66,700	997,685
Sosei Group Corp. (a)	1,353	4,349,959
Stanley Electric Co. Ltd.	245,000	4,005,413
Sugi Holdings Co. Ltd.	600	20,603
Sumitomo Chemical Co. Ltd.	331,000	966,450
Sumitomo Metal Mining Co. Ltd.	62,000	964,799
Sumitomo Mitsui Financial Group, Inc.	55,400	2,225,080
Sumitomo Mitsui Trust Holdings, Inc.	100,000	369,621
Sysmex Corp.	12,600	601,444
Common Stocks - continued
	Shares	Value
Japan - continued
Takara Leben Co. Ltd.	428,300	$ 4,988,129
Tokyo Tatemono Co. Ltd. (a)	103,000	482,082
Tokyu Land Corp.	604,000	4,306,501
Topcon Corp. (d)	533,100	4,354,811
Toyo Engineering Corp.	630,000	2,921,100
Uchiyama Holdings Co. Ltd.	30,400	610,028
WebCrew, Inc.	75,300	468,541
Yahoo! Japan Corp.	3,602	1,416,063
Yamato Kogyo Co. Ltd.	27,500	787,003
Yamaya Corp.	44,700	602,713
TOTAL JAPAN		199,511,886
Korea (South) - 0.3%
Daou Technology, Inc.	77,060	1,186,345
Korea Plant Service & Engineering Co. Ltd.	7,274	366,371
SBS Contents Hub Co. Ltd.	31,723	412,570
Soulbrain Co. Ltd.	11,656	415,134
TOTAL KOREA (SOUTH)		2,380,420
Luxembourg - 2.6%
AZ Electronic Materials SA	1,467,500	8,681,407
Eurofins Scientific SA	63,899	11,417,887
TOTAL LUXEMBOURG		20,099,294
Malaysia - 0.1%
JobStreet Corp. Bhd	1,223,100	944,783
Netherlands - 1.2%
Gemalto NV	81,831	7,286,602
Ichor Coal NV (a)	355,000	1,971,458
TOTAL NETHERLANDS		9,258,060
Norway - 2.1%
Aker Solutions ASA	357,100	7,811,501
Schibsted ASA (B Shares)	170,700	6,864,997
Sevan Drilling ASA (a)(d)	2,185,100	1,567,957
TOTAL NORWAY		16,244,455
Singapore - 2.7%
Amtek Engineering Ltd.	2,949,000	1,393,904
CSE Global Ltd.	1,069,000	747,130
First Resources Ltd.	71,000	112,152
Goodpack Ltd.	1,220,000	1,798,974
Mapletree Industrial (REIT)	1,069,000	1,183,315
Common Stocks - continued
	Shares	Value
Singapore - continued
OSIM International Ltd.	1,092,000	$ 1,588,171
Pertama Holdings Ltd. (e)	23,060,000	9,256,420
Petra Foods Ltd.	370,000	1,150,972
Phorm Corp. Ltd. (a)	1,449,400	551,700
Raffles Medical Group Ltd.	368,205	901,435
Sino Grandness Food Industry Group Ltd. (a)	706,000	453,497
Venture Corp. Ltd.	212,000	1,454,272
TOTAL SINGAPORE		20,591,942
South Africa - 0.4%
Blue Label Telecoms Ltd.	3,094,900	3,017,069
Sweden - 0.5%
Avanza Bank Holding AB	162,600	3,964,076
Switzerland - 1.5%
Sika AG (Bearer)	1,610	4,061,931
VZ Holding AG	51,930	7,132,850
TOTAL SWITZERLAND		11,194,781
Taiwan - 0.2%
Pacific Hospital Supply Co. Ltd.	114,400	324,256
Tong Hsing Electronics Industries Ltd.	135,721	521,650
Topoint Technology Co. Ltd.	571,927	344,744
TOTAL TAIWAN		1,190,650
Thailand - 0.5%
Toyo-Thai Corp. PCL	3,352,800	3,991,429
United Kingdom - 20.4%
Aberdeen Asset Management PLC	1,183,800	7,555,087
Amerisur Resources PLC (a)(d)	7,081,324	5,053,941
Ashmore Group PLC	897,400	5,082,520
ASOS PLC (a)(d)	188,176	7,732,765
Avanti Communications Group PLC (a)(d)	659,800	2,867,253
Aveva Group PLC	186,000	6,374,864
Bond International Software PLC	843,266	682,084
Brammer PLC	1,267,600	6,584,105
Central Asia Metals PLC (d)	1,336,700	2,713,608
Craneware PLC	791,600	4,896,363
Devro PLC	407,100	2,201,703
Faroe Petroleum PLC (a)	480,947	1,022,128
Hunting PLC	194,900	2,618,174
IG Group Holdings PLC	719,702	5,090,855
Innovation Group PLC (a)	5,482,700	2,130,413
Common Stocks - continued
	Shares	Value
United Kingdom - continued
International Personal Finance PLC	1,298,800	$ 8,309,624
John Wood Group PLC	383,900	4,907,455
Johnson Matthey PLC	106,195	3,814,832
Keronite PLC (a)(g)	13,620,267	216
Moneysupermarket.com Group PLC	2,714,800	7,922,438
Monitise PLC (a)	11,841,415	6,338,413
Mothercare PLC (d)	562,600	2,766,079
NCC Group Ltd.	1,309,890	2,908,480
Ocado Group PLC (a)(d)	2,321,500	3,895,449
Ophir Energy PLC (a)	329,500	2,673,033
Optos PLC (a)(d)	478,181	1,486,454
Pureprofile Media PLC (a)(g)	1,108,572	615,368
Regenersis PLC	1,198,700	3,384,026
Rockhopper Exploration PLC (a)	1,054,900	2,614,174
Salamander Energy PLC (a)	632,400	1,836,468
SDL PLC	448,762	3,733,058
Serco Group PLC	339,746	2,987,852
Silverdell PLC	12,644,400	3,384,116
Sinclair Pharma PLC (a)	4,146,298	1,709,767
Sphere Medical Holding PLC (a)	817,054	894,135
Sthree PLC	1,031,809	5,473,922
Synergy Health PLC	284,953	4,957,732
Ted Baker PLC	462,675	8,834,983
TMO Renewables Ltd. (a)(g)	1,000,000	79,300
Travis Perkins PLC	313,000	6,006,658
Wolfson Microelectronics PLC (a)	939,800	2,999,677
TOTAL UNITED KINGDOM		157,139,572
United States of America - 0.1%
CTC Media, Inc.	4,300	46,010
GI Dynamics, Inc. CDI (a)	834,866	670,361
Mudalla Technology, Inc. (Reg. S) (a)	996,527	16
YOU On Demand Holdings, Inc. (a)	86,974	93,062
YOU On Demand Holdings, Inc. (g)	27,500	26,483
YOU On Demand Holdings, Inc. warrants 8/30/17 (a)(g)	27,500	0
TOTAL UNITED STATES OF AMERICA		835,932
TOTAL COMMON STOCKS (Cost $627,249,407)		730,963,670
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value
Brazil - 0.5%
Alpargatas SA (PN) (Cost $4,191,658)	553,200	$ 4,000,341
Convertible Bonds - 0.2%
Principal Amount
Canada - 0.2%
Griffiths Energy International, Inc. 12% 9/1/17 (g) (Cost $1,400,000)	$ 1,400,000	1,516,760
Money Market Funds - 8.4%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	32,363,275	32,363,275
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	32,149,575	32,149,575
TOTAL MONEY MARKET FUNDS (Cost $64,512,850)		64,512,850
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $697,353,915)		800,993,621
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(30,565,677)
NET ASSETS - 100%		$ 770,427,944
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,105,676 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Griffiths Energy International, Inc. 12% 9/1/17	9/12/12	$ 1,400,000
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
YOU On Demand Holdings, Inc.	8/29/12	$ 110,000
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,878
Fidelity Securities Lending Cash Central Fund	126,214
Total	$ 137,092
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 9,679,226	$ -	$ -	$ 287,352	$ 9,256,420
Total	$ 9,679,226	$ -	$ -	$ 287,352	$ 9,256,420
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 160,184,504	$ 141,274,344	$ 9,653,724	$ 9,256,436
Consumer Staples	29,534,408	29,534,408	-	-
Energy	53,637,115	48,174,644	594,948	4,867,523
Financials	105,778,251	102,607,968	3,170,283	-
Health Care	68,768,757	68,689,457	-	79,300
Industrials	117,737,422	117,195,829	-	541,593
Information Technology	128,817,803	128,087,065	14,566	716,172
Materials	63,203,823	62,672,706	-	531,117
Telecommunication Services	4,599,730	4,599,730	-	-
Utilities	2,702,198	2,702,198	-	-
Corporate Bonds	1,516,760	-	-	1,516,760
Money Market Funds	64,512,850	64,512,850	-	-
Total Investments in Securities:	$ 800,993,621	$ 770,051,199	$ 13,433,521	$ 17,508,901
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 9,679,242
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(422,806)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,256,436
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ (422,806)
Other Investments in Securities
Beginning Balance	$ 7,428,398
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	357,336
Cost of Purchases	363,580
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	436,797
Transfers out of Level 3	(333,646)
Ending Balance	$ 8,252,465
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2013	$ 357,336

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $719,673,672. Net unrealized appreciation aggregated $81,319,949, of which $164,704,787 related to appreciated investment securities and $83,384,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 01/31/13	Valuation Technique (s)	Unobservable Input (s)	Range	Weighted Average
Common Stock	$ 15,992,140	Expected distribution	Recovery rate	0%	0%
		Market comparable	Transaction price	$0.08 - $2.5	$1.10
			Discount for lack of marketability	10% - 50%	35.7%
			EV/NOPAT multiple	12.3	12.3
Convertible Bond	$ 1,516,760	Market comparable	Transaction price	$6.52	$6.52

For the unobservable inputs listed in the table above, a significant increase in discounts for lack of marketability could result in a significant decrease to the fair value measurement. A significant increase in estimated recovery rates, transaction prices or EV/NOPAT (enterprise value/net operating profit after tax) multiples could result in a significant increase to the fair value measurement.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

January 31, 2013

1.827842.107

ILS-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 1.3%
Imdex Ltd.	623,647	$ 1,180,365
Ramsay Health Care Ltd.	66,365	2,044,328
Sydney Airport unit	637,981	2,108,958
TOTAL AUSTRALIA		5,333,651
Austria - 2.1%
Andritz AG	91,400	6,018,371
Zumtobel AG	166,881	2,401,865
TOTAL AUSTRIA		8,420,236
Bailiwick of Jersey - 1.5%
Informa PLC	588,230	4,468,748
Randgold Resources Ltd. sponsored ADR	18,300	1,723,128
TOTAL BAILIWICK OF JERSEY		6,191,876
Belgium - 1.6%
Gimv NV	58,110	3,227,082
Umicore SA	62,474	3,253,123
TOTAL BELGIUM		6,480,205
Bermuda - 0.8%
GP Investments Ltd. (depositary receipt) (a)	427,300	1,130,826
Lazard Ltd. Class A	32,899	1,139,950
Trinity Ltd.	1,728,000	1,067,272
TOTAL BERMUDA		3,338,048
Brazil - 1.0%
Arezzo Industria e Comercio SA	118,100	2,223,994
Iguatemi Empresa de Shopping Centers SA	69,400	1,005,792
Multiplan Empreendimentos Imobiliarios SA	31,600	913,240
TOTAL BRAZIL		4,143,026
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	476,695	1,209,661
Canada - 3.1%
Agnico-Eagle Mines Ltd. (Canada)	22,960	1,050,396
Baytex Energy Corp. (d)	21,900	1,006,952
Copper Mountain Mining Corp. (a)	254,700	896,327
Eldorado Gold Corp.	108,100	1,208,457
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,290	821,957
Open Text Corp. (a)	30,200	1,761,616
Painted Pony Petroleum Ltd. Class A (a)	154,900	1,553,038
Pason Systems, Inc.	122,400	2,087,451
Common Stocks - continued
	Shares	Value
Canada - continued
Petrominerales Ltd.	127,279	$ 1,133,184
TAG Oil Ltd. (a)	226,400	1,060,044
TOTAL CANADA		12,579,422
Cayman Islands - 0.2%
Vantage Drilling Co. (a)	525,331	982,369
Finland - 2.1%
Nokian Tyres PLC	88,600	3,812,341
Outotec Oyj	74,900	4,711,725
TOTAL FINLAND		8,524,066
France - 3.2%
Laurent-Perrier Group	29,963	2,807,180
Remy Cointreau SA	26,273	3,352,950
Saft Groupe SA	75,519	2,043,616
Vetoquinol SA	37,895	1,394,399
Virbac SA	15,100	3,382,959
TOTAL FRANCE		12,981,104
Germany - 4.1%
alstria office REIT-AG	175,500	2,144,645
Bilfinger Berger AG	37,659	3,812,506
CompuGROUP Holding AG	106,608	2,345,712
CTS Eventim AG	127,794	4,567,012
Fielmann AG	37,437	3,823,580
TOTAL GERMANY		16,693,455
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	3,400	60,846
India - 0.8%
Colgate-Palmolive (India)	38,429	973,871
Jyothy Laboratories Ltd.	792,354	2,245,065
TOTAL INDIA		3,218,936
Ireland - 1.7%
FBD Holdings PLC	136,828	2,025,057
James Hardie Industries PLC:
CDI	49,142	522,702
sponsored ADR (d)	83,775	4,460,181
TOTAL IRELAND		7,007,940
Common Stocks - continued
	Shares	Value
Israel - 1.1%
Azrieli Group	72,005	$ 1,886,613
Ituran Location & Control Ltd.	131,286	1,872,138
Strauss Group Ltd.	45,744	568,686
TOTAL ISRAEL		4,327,437
Italy - 2.4%
Azimut Holding SpA	256,073	4,499,185
Beni Stabili SpA SIIQ	1,572,637	1,086,881
Interpump Group SpA	565,443	4,341,674
TOTAL ITALY		9,927,740
Japan - 21.0%
Air Water, Inc.	79,000	1,009,908
Aozora Bank Ltd.	1,030,000	2,894,745
Asahi Co. Ltd. (d)	116,500	1,556,816
Autobacs Seven Co. Ltd.	101,200	4,116,835
Azbil Corp.	70,200	1,500,804
Cosmos Pharmaceutical Corp.	15,300	1,638,001
Daikoku Denki Co. Ltd.	34,800	823,144
Daikokutenbussan Co. Ltd.	121,200	3,013,930
FCC Co. Ltd.	182,500	3,923,615
Fields Corp.	67,200	934,017
GCA Savvian Group Corp.	141,000	1,528,033
Glory Ltd.	95,000	2,220,078
Goldcrest Co. Ltd.	117,730	2,238,859
Iwatsuka Confectionary Co. Ltd.	26,500	1,202,635
Kamigumi Co. Ltd.	212,000	1,729,477
Kobayashi Pharmaceutical Co. Ltd.	94,300	4,599,245
Kyoto Kimono Yuzen Co. Ltd.	123,300	1,415,769
Meiko Network Japan Co. Ltd.	104,500	1,158,762
Miraial Co. Ltd.	39,200	766,467
Nabtesco Corp.	133,300	2,772,558
Nagaileben Co. Ltd.	140,000	1,803,488
Nihon M&A Center, Inc.	127,200	4,492,930
Nihon Parkerizing Co. Ltd.	186,000	3,071,354
Nippon Seiki Co. Ltd.	188,000	2,234,742
Nippon Thompson Co. Ltd.	460,000	1,810,925
NS Tool Co., Ltd.	5,400	109,128
Obic Co. Ltd.	10,330	2,210,707
Osaka Securities Exchange Co. Ltd.	20,400	1,226,967
OSG Corp.	264,000	3,423,960
Seven Bank Ltd.	1,259,400	3,043,659
Common Stocks - continued
	Shares	Value
Japan - continued
SHO-BOND Holdings Co. Ltd.	87,200	$ 3,218,328
Shoei Co. Ltd.	148,300	880,605
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	2,366,559
Tocalo Co. Ltd.	73,000	1,126,393
Tsutsumi Jewelry Co. Ltd.	44,000	1,081,174
USS Co. Ltd.	75,040	8,419,384
Yamato Kogyo Co. Ltd.	151,700	4,341,395
TOTAL JAPAN		85,905,396
Korea (South) - 0.7%
Coway Co. Ltd.	69,100	3,004,043
Netherlands - 2.6%
Aalberts Industries NV	212,701	4,781,174
ASM International NV (depositary receipt)	66,200	2,632,112
Heijmans NV (Certificaten Van Aandelen)	141,239	1,512,141
QIAGEN NV (a)	88,700	1,862,700
TOTAL NETHERLANDS		10,788,127
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	121,824	927,378
Philippines - 0.6%
Jollibee Food Corp.	871,460	2,348,297
Portugal - 0.8%
Jeronimo Martins SGPS SA	161,700	3,437,153
South Africa - 2.3%
African Rainbow Minerals Ltd.	77,900	1,754,828
City Lodge Hotels Ltd.	130,807	1,608,591
Clicks Group Ltd.	612,681	4,109,677
Mr Price Group Ltd.	70,000	964,902
Nampak Ltd.	263,000	922,931
TOTAL SOUTH AFRICA		9,360,929
Spain - 1.9%
Grifols SA	49,232	1,674,523
Prosegur Compania de Seguridad SA (Reg.)	953,390	5,954,760
TOTAL SPAIN		7,629,283
Sweden - 2.5%
Fagerhult AB	93,605	2,701,624
Common Stocks - continued
	Shares	Value
Sweden - continued
Intrum Justitia AB	294,334	$ 4,768,342
Swedish Match Co. AB	75,600	2,837,148
TOTAL SWEDEN		10,307,114
Switzerland - 0.4%
Zehnder Group AG	36,524	1,729,778
Turkey - 3.3%
Albaraka Turk Katilim Bankasi A/S	2,785,565	3,009,281
Asya Katilim Bankasi A/S (a)	796,000	1,009,285
Boyner Buyuk Magazacilik A/S (a)	1,290,451	3,279,782
Coca-Cola Icecek A/S	264,362	6,433,372
TOTAL TURKEY		13,731,720
United Kingdom - 18.5%
Babcock International Group PLC	205,700	3,386,373
Bellway PLC	203,072	3,575,001
Berendsen PLC	191,063	1,848,458
Britvic PLC	401,124	2,855,188
Dechra Pharmaceuticals PLC	282,100	2,776,183
Derwent London PLC	55,600	1,902,959
Elementis PLC	634,846	2,126,500
Fenner PLC	228,146	1,371,010
Great Portland Estates PLC	517,289	3,991,345
H&T Group PLC	202,153	934,592
InterContinental Hotel Group PLC ADR	111,626	3,277,339
Johnson Matthey PLC	79,175	2,844,196
Meggitt PLC	678,969	4,684,275
Persimmon PLC	197,563	2,639,847
Rotork PLC	120,500	5,058,761
Serco Group PLC	436,309	3,837,063
Shaftesbury PLC	422,873	3,705,488
Spectris PLC	125,587	4,409,867
Spirax-Sarco Engineering PLC	175,930	6,300,384
Ted Baker PLC	113,700	2,171,152
Ultra Electronics Holdings PLC	136,358	3,557,539
Unite Group PLC	1,124,170	5,079,578
Victrex PLC	138,882	3,378,894
TOTAL UNITED KINGDOM		75,711,992
United States of America - 13.0%
ANSYS, Inc. (a)	15,285	1,124,976
Autoliv, Inc. (d)	61,900	4,073,020
Common Stocks - continued
	Shares	Value
United States of America - continued
BPZ Energy, Inc. (a)(d)	452,767	$ 1,426,216
Broadridge Financial Solutions, Inc.	66,705	1,572,237
Cymer, Inc. (a)	32,549	3,351,571
Dril-Quip, Inc. (a)	39,769	3,224,868
Evercore Partners, Inc. Class A	59,200	2,268,544
Greenhill & Co., Inc.	36,695	2,161,336
Kansas City Southern	42,800	3,985,108
Martin Marietta Materials, Inc.	21,220	2,095,051
Mohawk Industries, Inc. (a)	41,700	4,239,222
Oceaneering International, Inc.	53,100	3,356,451
PriceSmart, Inc.	104,696	8,062,639
ResMed, Inc. (d)	91,100	3,990,180
Solera Holdings, Inc.	70,456	3,861,693
SS&C Technologies Holdings, Inc. (a)	118,858	2,689,757
Universal Display Corp. (a)(d)	57,353	1,595,560
TOTAL UNITED STATES OF AMERICA		53,078,429
TOTAL COMMON STOCKS (Cost $295,884,705)		389,379,657
Nonconvertible Preferred Stocks - 1.3%

Brazil - 1.3%
Banco ABC Brasil SA	460,289	3,360,837
Banco Pine SA	241,385	1,766,128
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,688,456)		5,126,965
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	16,362,894	$ 16,362,894
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	6,247,045	6,247,045
TOTAL MONEY MARKET FUNDS (Cost $22,609,939)		22,609,939
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $323,183,100)		417,116,561
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(7,794,782)
NET ASSETS - 100%		$ 409,321,779
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,067
Fidelity Securities Lending Cash Central Fund	8,194
Total	$ 15,261
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $325,540,038. Net unrealized appreciation aggregated $91,576,523, of which $103,502,487 related to appreciated investment securities and $11,925,964 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.829636.107

AILS-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 1.3%
Imdex Ltd.	623,647	$ 1,180,365
Ramsay Health Care Ltd.	66,365	2,044,328
Sydney Airport unit	637,981	2,108,958
TOTAL AUSTRALIA		5,333,651
Austria - 2.1%
Andritz AG	91,400	6,018,371
Zumtobel AG	166,881	2,401,865
TOTAL AUSTRIA		8,420,236
Bailiwick of Jersey - 1.5%
Informa PLC	588,230	4,468,748
Randgold Resources Ltd. sponsored ADR	18,300	1,723,128
TOTAL BAILIWICK OF JERSEY		6,191,876
Belgium - 1.6%
Gimv NV	58,110	3,227,082
Umicore SA	62,474	3,253,123
TOTAL BELGIUM		6,480,205
Bermuda - 0.8%
GP Investments Ltd. (depositary receipt) (a)	427,300	1,130,826
Lazard Ltd. Class A	32,899	1,139,950
Trinity Ltd.	1,728,000	1,067,272
TOTAL BERMUDA		3,338,048
Brazil - 1.0%
Arezzo Industria e Comercio SA	118,100	2,223,994
Iguatemi Empresa de Shopping Centers SA	69,400	1,005,792
Multiplan Empreendimentos Imobiliarios SA	31,600	913,240
TOTAL BRAZIL		4,143,026
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	476,695	1,209,661
Canada - 3.1%
Agnico-Eagle Mines Ltd. (Canada)	22,960	1,050,396
Baytex Energy Corp. (d)	21,900	1,006,952
Copper Mountain Mining Corp. (a)	254,700	896,327
Eldorado Gold Corp.	108,100	1,208,457
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,290	821,957
Open Text Corp. (a)	30,200	1,761,616
Painted Pony Petroleum Ltd. Class A (a)	154,900	1,553,038
Pason Systems, Inc.	122,400	2,087,451
Common Stocks - continued
	Shares	Value
Canada - continued
Petrominerales Ltd.	127,279	$ 1,133,184
TAG Oil Ltd. (a)	226,400	1,060,044
TOTAL CANADA		12,579,422
Cayman Islands - 0.2%
Vantage Drilling Co. (a)	525,331	982,369
Finland - 2.1%
Nokian Tyres PLC	88,600	3,812,341
Outotec Oyj	74,900	4,711,725
TOTAL FINLAND		8,524,066
France - 3.2%
Laurent-Perrier Group	29,963	2,807,180
Remy Cointreau SA	26,273	3,352,950
Saft Groupe SA	75,519	2,043,616
Vetoquinol SA	37,895	1,394,399
Virbac SA	15,100	3,382,959
TOTAL FRANCE		12,981,104
Germany - 4.1%
alstria office REIT-AG	175,500	2,144,645
Bilfinger Berger AG	37,659	3,812,506
CompuGROUP Holding AG	106,608	2,345,712
CTS Eventim AG	127,794	4,567,012
Fielmann AG	37,437	3,823,580
TOTAL GERMANY		16,693,455
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	3,400	60,846
India - 0.8%
Colgate-Palmolive (India)	38,429	973,871
Jyothy Laboratories Ltd.	792,354	2,245,065
TOTAL INDIA		3,218,936
Ireland - 1.7%
FBD Holdings PLC	136,828	2,025,057
James Hardie Industries PLC:
CDI	49,142	522,702
sponsored ADR (d)	83,775	4,460,181
TOTAL IRELAND		7,007,940
Common Stocks - continued
	Shares	Value
Israel - 1.1%
Azrieli Group	72,005	$ 1,886,613
Ituran Location & Control Ltd.	131,286	1,872,138
Strauss Group Ltd.	45,744	568,686
TOTAL ISRAEL		4,327,437
Italy - 2.4%
Azimut Holding SpA	256,073	4,499,185
Beni Stabili SpA SIIQ	1,572,637	1,086,881
Interpump Group SpA	565,443	4,341,674
TOTAL ITALY		9,927,740
Japan - 21.0%
Air Water, Inc.	79,000	1,009,908
Aozora Bank Ltd.	1,030,000	2,894,745
Asahi Co. Ltd. (d)	116,500	1,556,816
Autobacs Seven Co. Ltd.	101,200	4,116,835
Azbil Corp.	70,200	1,500,804
Cosmos Pharmaceutical Corp.	15,300	1,638,001
Daikoku Denki Co. Ltd.	34,800	823,144
Daikokutenbussan Co. Ltd.	121,200	3,013,930
FCC Co. Ltd.	182,500	3,923,615
Fields Corp.	67,200	934,017
GCA Savvian Group Corp.	141,000	1,528,033
Glory Ltd.	95,000	2,220,078
Goldcrest Co. Ltd.	117,730	2,238,859
Iwatsuka Confectionary Co. Ltd.	26,500	1,202,635
Kamigumi Co. Ltd.	212,000	1,729,477
Kobayashi Pharmaceutical Co. Ltd.	94,300	4,599,245
Kyoto Kimono Yuzen Co. Ltd.	123,300	1,415,769
Meiko Network Japan Co. Ltd.	104,500	1,158,762
Miraial Co. Ltd.	39,200	766,467
Nabtesco Corp.	133,300	2,772,558
Nagaileben Co. Ltd.	140,000	1,803,488
Nihon M&A Center, Inc.	127,200	4,492,930
Nihon Parkerizing Co. Ltd.	186,000	3,071,354
Nippon Seiki Co. Ltd.	188,000	2,234,742
Nippon Thompson Co. Ltd.	460,000	1,810,925
NS Tool Co., Ltd.	5,400	109,128
Obic Co. Ltd.	10,330	2,210,707
Osaka Securities Exchange Co. Ltd.	20,400	1,226,967
OSG Corp.	264,000	3,423,960
Seven Bank Ltd.	1,259,400	3,043,659
Common Stocks - continued
	Shares	Value
Japan - continued
SHO-BOND Holdings Co. Ltd.	87,200	$ 3,218,328
Shoei Co. Ltd.	148,300	880,605
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	2,366,559
Tocalo Co. Ltd.	73,000	1,126,393
Tsutsumi Jewelry Co. Ltd.	44,000	1,081,174
USS Co. Ltd.	75,040	8,419,384
Yamato Kogyo Co. Ltd.	151,700	4,341,395
TOTAL JAPAN		85,905,396
Korea (South) - 0.7%
Coway Co. Ltd.	69,100	3,004,043
Netherlands - 2.6%
Aalberts Industries NV	212,701	4,781,174
ASM International NV (depositary receipt)	66,200	2,632,112
Heijmans NV (Certificaten Van Aandelen)	141,239	1,512,141
QIAGEN NV (a)	88,700	1,862,700
TOTAL NETHERLANDS		10,788,127
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	121,824	927,378
Philippines - 0.6%
Jollibee Food Corp.	871,460	2,348,297
Portugal - 0.8%
Jeronimo Martins SGPS SA	161,700	3,437,153
South Africa - 2.3%
African Rainbow Minerals Ltd.	77,900	1,754,828
City Lodge Hotels Ltd.	130,807	1,608,591
Clicks Group Ltd.	612,681	4,109,677
Mr Price Group Ltd.	70,000	964,902
Nampak Ltd.	263,000	922,931
TOTAL SOUTH AFRICA		9,360,929
Spain - 1.9%
Grifols SA	49,232	1,674,523
Prosegur Compania de Seguridad SA (Reg.)	953,390	5,954,760
TOTAL SPAIN		7,629,283
Sweden - 2.5%
Fagerhult AB	93,605	2,701,624
Common Stocks - continued
	Shares	Value
Sweden - continued
Intrum Justitia AB	294,334	$ 4,768,342
Swedish Match Co. AB	75,600	2,837,148
TOTAL SWEDEN		10,307,114
Switzerland - 0.4%
Zehnder Group AG	36,524	1,729,778
Turkey - 3.3%
Albaraka Turk Katilim Bankasi A/S	2,785,565	3,009,281
Asya Katilim Bankasi A/S (a)	796,000	1,009,285
Boyner Buyuk Magazacilik A/S (a)	1,290,451	3,279,782
Coca-Cola Icecek A/S	264,362	6,433,372
TOTAL TURKEY		13,731,720
United Kingdom - 18.5%
Babcock International Group PLC	205,700	3,386,373
Bellway PLC	203,072	3,575,001
Berendsen PLC	191,063	1,848,458
Britvic PLC	401,124	2,855,188
Dechra Pharmaceuticals PLC	282,100	2,776,183
Derwent London PLC	55,600	1,902,959
Elementis PLC	634,846	2,126,500
Fenner PLC	228,146	1,371,010
Great Portland Estates PLC	517,289	3,991,345
H&T Group PLC	202,153	934,592
InterContinental Hotel Group PLC ADR	111,626	3,277,339
Johnson Matthey PLC	79,175	2,844,196
Meggitt PLC	678,969	4,684,275
Persimmon PLC	197,563	2,639,847
Rotork PLC	120,500	5,058,761
Serco Group PLC	436,309	3,837,063
Shaftesbury PLC	422,873	3,705,488
Spectris PLC	125,587	4,409,867
Spirax-Sarco Engineering PLC	175,930	6,300,384
Ted Baker PLC	113,700	2,171,152
Ultra Electronics Holdings PLC	136,358	3,557,539
Unite Group PLC	1,124,170	5,079,578
Victrex PLC	138,882	3,378,894
TOTAL UNITED KINGDOM		75,711,992
United States of America - 13.0%
ANSYS, Inc. (a)	15,285	1,124,976
Autoliv, Inc. (d)	61,900	4,073,020
Common Stocks - continued
	Shares	Value
United States of America - continued
BPZ Energy, Inc. (a)(d)	452,767	$ 1,426,216
Broadridge Financial Solutions, Inc.	66,705	1,572,237
Cymer, Inc. (a)	32,549	3,351,571
Dril-Quip, Inc. (a)	39,769	3,224,868
Evercore Partners, Inc. Class A	59,200	2,268,544
Greenhill & Co., Inc.	36,695	2,161,336
Kansas City Southern	42,800	3,985,108
Martin Marietta Materials, Inc.	21,220	2,095,051
Mohawk Industries, Inc. (a)	41,700	4,239,222
Oceaneering International, Inc.	53,100	3,356,451
PriceSmart, Inc.	104,696	8,062,639
ResMed, Inc. (d)	91,100	3,990,180
Solera Holdings, Inc.	70,456	3,861,693
SS&C Technologies Holdings, Inc. (a)	118,858	2,689,757
Universal Display Corp. (a)(d)	57,353	1,595,560
TOTAL UNITED STATES OF AMERICA		53,078,429
TOTAL COMMON STOCKS (Cost $295,884,705)		389,379,657
Nonconvertible Preferred Stocks - 1.3%

Brazil - 1.3%
Banco ABC Brasil SA	460,289	3,360,837
Banco Pine SA	241,385	1,766,128
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,688,456)		5,126,965
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	16,362,894	$ 16,362,894
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	6,247,045	6,247,045
TOTAL MONEY MARKET FUNDS (Cost $22,609,939)		22,609,939
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $323,183,100)		417,116,561
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(7,794,782)
NET ASSETS - 100%		$ 409,321,779
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,067
Fidelity Securities Lending Cash Central Fund	8,194
Total	$ 15,261
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $325,540,038. Net unrealized appreciation aggregated $91,576,523, of which $103,502,487 related to appreciated investment securities and $11,925,964 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

January 31, 2013

1.844602.106

FIV-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 7.9%
Australia & New Zealand Banking Group Ltd.	113,322	$ 3,141,017
Commonwealth Bank of Australia	51,669	3,472,594
Origin Energy Ltd.	67,325	883,900
Shopping Centres Australasia Property Group unit	3,552	6,038
Sydney Airport unit	172,685	570,841
Telstra Corp. Ltd.	286,287	1,373,284
Transurban Group unit	96,452	613,539
Westfield Group unit	147,796	1,723,080
Woolworths Ltd.	18,954	617,466
TOTAL AUSTRALIA		12,401,759
Bailiwick of Jersey - 0.9%
Informa PLC	70,607	536,397
Wolseley PLC	18,120	846,344
TOTAL BAILIWICK OF JERSEY		1,382,741
Belgium - 0.4%
KBC Groupe SA	16,975	669,218
Canada - 0.5%
Suncor Energy, Inc.	20,800	706,958
Cayman Islands - 0.6%
ENN Energy Holdings Ltd.	180,000	862,238
Finland - 0.8%
Sampo Oyj (A Shares)	36,334	1,304,892
France - 9.1%
Arkema SA	9,839	1,122,189
Atos Origin SA	13,149	961,958
BNP Paribas SA	49,307	3,093,715
Compagnie de St. Gobain	20,200	832,975
Pernod Ricard SA	6,500	813,730
PPR SA	4,842	1,041,396
Sanofi SA	57,167	5,572,991
Schneider Electric SA	10,800	822,664
TOTAL FRANCE		14,261,618
Germany - 7.8%
Allianz AG	21,968	3,142,396
BASF AG	11,011	1,116,222
Bayer AG	18,290	1,804,947
Bayerische Motoren Werke AG (BMW)	17,032	1,714,797
Deutsche Post AG	39,456	926,551
Fresenius SE & Co. KGaA	7,600	925,123
Common Stocks - continued
	Shares	Value
Germany - continued
HeidelbergCement Finance AG	8,893	$ 560,155
Siemens AG	15,396	1,686,839
Telefonica Deutschland Holding AG	41,334	354,699
TOTAL GERMANY		12,231,729
Hong Kong - 1.8%
Cheung Kong Holdings Ltd.	96,000	1,574,542
Hysan Development Co. Ltd.	143,000	720,034
Wing Hang Bank Ltd.	56,000	587,049
TOTAL HONG KONG		2,881,625
Italy - 3.1%
Enel SpA	268,543	1,171,184
ENI SpA	132,684	3,314,121
Saipem SpA	14,358	407,452
TOTAL ITALY		4,892,757
Japan - 17.8%
AEON Credit Service Co. Ltd.	43,600	903,039
Air Water, Inc.	62,000	792,586
Astellas Pharma, Inc.	22,300	1,135,180
Credit Saison Co. Ltd.	32,700	691,225
Denso Corp.	36,800	1,376,303
Hitachi Ltd.	259,000	1,535,109
Honda Motor Co. Ltd.	46,000	1,738,763
Hoya Corp.	36,100	696,774
Itochu Corp.	103,300	1,168,049
Japan Retail Fund Investment Corp.	397	751,932
Japan Tobacco, Inc.	39,300	1,223,545
JSR Corp.	45,100	890,706
Kansai Electric Power Co., Inc.	58,900	560,370
Mitsubishi Corp.	73,000	1,539,111
Mitsubishi Estate Co. Ltd.	57,000	1,380,043
Nitto Denko Corp.	14,800	835,125
ORIX Corp.	13,790	1,473,326
Santen Pharmaceutical Co. Ltd.	18,200	749,336
Sekisui House Ltd.	67,000	737,077
Seven & i Holdings Co., Ltd.	34,100	1,037,413
Seven Bank Ltd.	179,100	432,841
Shinsei Bank Ltd.	332,000	678,922
Softbank Corp.	22,100	787,862
Sumitomo Mitsui Financial Group, Inc.	88,900	3,570,570
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Realty & Development Co. Ltd.	27,000	$ 822,298
USS Co. Ltd.	5,310	595,775
TOTAL JAPAN		28,103,280
Netherlands - 3.2%
ING Groep NV (Certificaten Van Aandelen) (a)	194,900	1,971,276
Koninklijke Philips Electronics NV	49,613	1,545,248
Unilever NV (Certificaten Van Aandelen) (Bearer)	35,631	1,443,634
TOTAL NETHERLANDS		4,960,158
Norway - 1.3%
Orkla ASA (A Shares)	55,218	487,197
Telenor ASA	73,977	1,631,776
TOTAL NORWAY		2,118,973
Singapore - 2.8%
Ascendas Real Estate Investment Trust	404,000	825,855
ComfortDelgro Corp. Ltd.	381,000	594,134
Singapore Telecommunications Ltd.	532,000	1,504,464
United Overseas Bank Ltd.	101,480	1,545,589
TOTAL SINGAPORE		4,470,042
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	268,632	2,654,084
Iberdrola SA	180,899	975,621
Repsol YPF SA	49,695	1,109,641
TOTAL SPAIN		4,739,346
Sweden - 1.1%
Svenska Handelsbanken AB (A Shares)	42,997	1,758,333
Switzerland - 8.4%
Nestle SA	15,738	1,105,058
Novartis AG	57,365	3,899,470
Roche Holding AG (participation certificate)	7,303	1,616,202
Swisscom AG	2,155	955,489
Syngenta AG (Switzerland)	3,667	1,576,949
UBS AG (NY Shares)	95,358	1,656,368
Zurich Insurance Group AG	8,260	2,376,208
TOTAL SWITZERLAND		13,185,744
United Kingdom - 27.1%
Barclays PLC	524,763	2,519,420
BHP Billiton PLC	80,989	2,777,266
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BP PLC sponsored ADR	48,913	$ 2,177,607
British American Tobacco PLC (United Kingdom)	22,194	1,153,458
British Land Co. PLC	121,525	1,083,191
Bunzl PLC	55,625	999,547
Centrica PLC	249,503	1,385,783
Compass Group PLC	105,786	1,281,813
GlaxoSmithKline PLC sponsored ADR	18,785	856,784
HSBC Holdings PLC sponsored ADR	108,280	6,156,801
Imperial Tobacco Group PLC	15,746	585,621
ITV PLC	453,096	824,965
Kingfisher PLC	207,668	888,288
Legal & General Group PLC	575,448	1,390,895
National Grid PLC	163,158	1,786,522
Next PLC	12,300	791,627
Prudential PLC	84,721	1,286,058
Reed Elsevier PLC	116,074	1,264,721
Royal Dutch Shell PLC Class A sponsored ADR (d)	104,744	7,386,535
SABMiller PLC	10,300	514,578
Scottish & Southern Energy PLC	53,134	1,195,799
Vodafone Group PLC sponsored ADR	164,108	4,483,431
TOTAL UNITED KINGDOM		42,790,710
United States of America - 0.5%
Virgin Media, Inc.	20,973	822,598
TOTAL COMMON STOCKS (Cost $140,645,641)		154,544,719
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Volkswagen AG (Cost $1,036,976)	5,727	1,416,420
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	902,809	$ 902,809
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	88,283	88,283
TOTAL MONEY MARKET FUNDS (Cost $991,092)		991,092
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $142,673,709)		156,952,231
NET OTHER ASSETS (LIABILITIES) - 0.4%		691,724
NET ASSETS - 100%		$ 157,643,955
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 462
Fidelity Securities Lending Cash Central Fund	29,160
Total	$ 29,622
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,030,940	$ 13,292,177	$ 1,738,763	$ -
Consumer Staples	8,494,503	5,897,411	2,597,092	-
Energy	15,986,214	12,672,093	3,314,121	-
Financials	55,362,849	46,015,525	9,347,324	-
Health Care	16,560,033	7,087,572	9,472,461	-
Industrials	12,633,039	9,400,952	3,232,087	-
Information Technology	3,193,841	3,193,841	-	-
Materials	9,671,198	5,316,983	4,354,215	-
Telecommunication Services	11,091,005	11,091,005	-	-
Utilities	7,937,517	6,150,995	1,786,522	-
Money Market Funds	991,092	991,092	-	-
Total Investments in Securities:	$ 156,952,231	$ 121,109,646	$ 35,842,585	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $144,594,459. Net unrealized appreciation aggregated $12,357,772, of which $19,238,585 related to appreciated investment securities and $6,880,813 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.844600.106

AFIV-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 7.9%
Australia & New Zealand Banking Group Ltd.	113,322	$ 3,141,017
Commonwealth Bank of Australia	51,669	3,472,594
Origin Energy Ltd.	67,325	883,900
Shopping Centres Australasia Property Group unit	3,552	6,038
Sydney Airport unit	172,685	570,841
Telstra Corp. Ltd.	286,287	1,373,284
Transurban Group unit	96,452	613,539
Westfield Group unit	147,796	1,723,080
Woolworths Ltd.	18,954	617,466
TOTAL AUSTRALIA		12,401,759
Bailiwick of Jersey - 0.9%
Informa PLC	70,607	536,397
Wolseley PLC	18,120	846,344
TOTAL BAILIWICK OF JERSEY		1,382,741
Belgium - 0.4%
KBC Groupe SA	16,975	669,218
Canada - 0.5%
Suncor Energy, Inc.	20,800	706,958
Cayman Islands - 0.6%
ENN Energy Holdings Ltd.	180,000	862,238
Finland - 0.8%
Sampo Oyj (A Shares)	36,334	1,304,892
France - 9.1%
Arkema SA	9,839	1,122,189
Atos Origin SA	13,149	961,958
BNP Paribas SA	49,307	3,093,715
Compagnie de St. Gobain	20,200	832,975
Pernod Ricard SA	6,500	813,730
PPR SA	4,842	1,041,396
Sanofi SA	57,167	5,572,991
Schneider Electric SA	10,800	822,664
TOTAL FRANCE		14,261,618
Germany - 7.8%
Allianz AG	21,968	3,142,396
BASF AG	11,011	1,116,222
Bayer AG	18,290	1,804,947
Bayerische Motoren Werke AG (BMW)	17,032	1,714,797
Deutsche Post AG	39,456	926,551
Fresenius SE & Co. KGaA	7,600	925,123
Common Stocks - continued
	Shares	Value
Germany - continued
HeidelbergCement Finance AG	8,893	$ 560,155
Siemens AG	15,396	1,686,839
Telefonica Deutschland Holding AG	41,334	354,699
TOTAL GERMANY		12,231,729
Hong Kong - 1.8%
Cheung Kong Holdings Ltd.	96,000	1,574,542
Hysan Development Co. Ltd.	143,000	720,034
Wing Hang Bank Ltd.	56,000	587,049
TOTAL HONG KONG		2,881,625
Italy - 3.1%
Enel SpA	268,543	1,171,184
ENI SpA	132,684	3,314,121
Saipem SpA	14,358	407,452
TOTAL ITALY		4,892,757
Japan - 17.8%
AEON Credit Service Co. Ltd.	43,600	903,039
Air Water, Inc.	62,000	792,586
Astellas Pharma, Inc.	22,300	1,135,180
Credit Saison Co. Ltd.	32,700	691,225
Denso Corp.	36,800	1,376,303
Hitachi Ltd.	259,000	1,535,109
Honda Motor Co. Ltd.	46,000	1,738,763
Hoya Corp.	36,100	696,774
Itochu Corp.	103,300	1,168,049
Japan Retail Fund Investment Corp.	397	751,932
Japan Tobacco, Inc.	39,300	1,223,545
JSR Corp.	45,100	890,706
Kansai Electric Power Co., Inc.	58,900	560,370
Mitsubishi Corp.	73,000	1,539,111
Mitsubishi Estate Co. Ltd.	57,000	1,380,043
Nitto Denko Corp.	14,800	835,125
ORIX Corp.	13,790	1,473,326
Santen Pharmaceutical Co. Ltd.	18,200	749,336
Sekisui House Ltd.	67,000	737,077
Seven & i Holdings Co., Ltd.	34,100	1,037,413
Seven Bank Ltd.	179,100	432,841
Shinsei Bank Ltd.	332,000	678,922
Softbank Corp.	22,100	787,862
Sumitomo Mitsui Financial Group, Inc.	88,900	3,570,570
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Realty & Development Co. Ltd.	27,000	$ 822,298
USS Co. Ltd.	5,310	595,775
TOTAL JAPAN		28,103,280
Netherlands - 3.2%
ING Groep NV (Certificaten Van Aandelen) (a)	194,900	1,971,276
Koninklijke Philips Electronics NV	49,613	1,545,248
Unilever NV (Certificaten Van Aandelen) (Bearer)	35,631	1,443,634
TOTAL NETHERLANDS		4,960,158
Norway - 1.3%
Orkla ASA (A Shares)	55,218	487,197
Telenor ASA	73,977	1,631,776
TOTAL NORWAY		2,118,973
Singapore - 2.8%
Ascendas Real Estate Investment Trust	404,000	825,855
ComfortDelgro Corp. Ltd.	381,000	594,134
Singapore Telecommunications Ltd.	532,000	1,504,464
United Overseas Bank Ltd.	101,480	1,545,589
TOTAL SINGAPORE		4,470,042
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	268,632	2,654,084
Iberdrola SA	180,899	975,621
Repsol YPF SA	49,695	1,109,641
TOTAL SPAIN		4,739,346
Sweden - 1.1%
Svenska Handelsbanken AB (A Shares)	42,997	1,758,333
Switzerland - 8.4%
Nestle SA	15,738	1,105,058
Novartis AG	57,365	3,899,470
Roche Holding AG (participation certificate)	7,303	1,616,202
Swisscom AG	2,155	955,489
Syngenta AG (Switzerland)	3,667	1,576,949
UBS AG (NY Shares)	95,358	1,656,368
Zurich Insurance Group AG	8,260	2,376,208
TOTAL SWITZERLAND		13,185,744
United Kingdom - 27.1%
Barclays PLC	524,763	2,519,420
BHP Billiton PLC	80,989	2,777,266
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BP PLC sponsored ADR	48,913	$ 2,177,607
British American Tobacco PLC (United Kingdom)	22,194	1,153,458
British Land Co. PLC	121,525	1,083,191
Bunzl PLC	55,625	999,547
Centrica PLC	249,503	1,385,783
Compass Group PLC	105,786	1,281,813
GlaxoSmithKline PLC sponsored ADR	18,785	856,784
HSBC Holdings PLC sponsored ADR	108,280	6,156,801
Imperial Tobacco Group PLC	15,746	585,621
ITV PLC	453,096	824,965
Kingfisher PLC	207,668	888,288
Legal & General Group PLC	575,448	1,390,895
National Grid PLC	163,158	1,786,522
Next PLC	12,300	791,627
Prudential PLC	84,721	1,286,058
Reed Elsevier PLC	116,074	1,264,721
Royal Dutch Shell PLC Class A sponsored ADR (d)	104,744	7,386,535
SABMiller PLC	10,300	514,578
Scottish & Southern Energy PLC	53,134	1,195,799
Vodafone Group PLC sponsored ADR	164,108	4,483,431
TOTAL UNITED KINGDOM		42,790,710
United States of America - 0.5%
Virgin Media, Inc.	20,973	822,598
TOTAL COMMON STOCKS (Cost $140,645,641)		154,544,719
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Volkswagen AG (Cost $1,036,976)	5,727	1,416,420
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	902,809	$ 902,809
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	88,283	88,283
TOTAL MONEY MARKET FUNDS (Cost $991,092)		991,092
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $142,673,709)		156,952,231
NET OTHER ASSETS (LIABILITIES) - 0.4%		691,724
NET ASSETS - 100%		$ 157,643,955
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 462
Fidelity Securities Lending Cash Central Fund	29,160
Total	$ 29,622
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,030,940	$ 13,292,177	$ 1,738,763	$ -
Consumer Staples	8,494,503	5,897,411	2,597,092	-
Energy	15,986,214	12,672,093	3,314,121	-
Financials	55,362,849	46,015,525	9,347,324	-
Health Care	16,560,033	7,087,572	9,472,461	-
Industrials	12,633,039	9,400,952	3,232,087	-
Information Technology	3,193,841	3,193,841	-	-
Materials	9,671,198	5,316,983	4,354,215	-
Telecommunication Services	11,091,005	11,091,005	-	-
Utilities	7,937,517	6,150,995	1,786,522	-
Money Market Funds	991,092	991,092	-	-
Total Investments in Securities:	$ 156,952,231	$ 121,109,646	$ 35,842,585	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $144,594,459. Net unrealized appreciation aggregated $12,357,772, of which $19,238,585 related to appreciated investment securities and $6,880,813 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

January 31, 2013

1.813056.108

JPN-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 24.5%
Auto Components - 4.7%
Bridgestone Corp.	309,400	$ 8,096,607
Denso Corp.	247,000	9,237,684
Keihin Corp.	160,900	2,234,600
		19,568,891
Automobiles - 14.5%
Honda Motor Co. Ltd.	509,200	19,247,349
Nissan Motor Co. Ltd.	1,233,200	12,622,617
Toyota Motor Corp.	594,500	28,395,964
		60,265,930
Hotels, Restaurants & Leisure - 0.1%
Toridoll Corp.	34,600	427,936
Household Durables - 1.6%
Panasonic Corp.	976,200	6,425,849
Media - 0.2%
Avex Group Holdings, Inc.	33,700	910,263
Tohokushinsha Film Corp.	2,400	18,713
		928,976
Multiline Retail - 1.7%
Marui Group Co. Ltd.	854,100	6,939,650
Specialty Retail - 0.3%
Arc Land Sakamoto Co. Ltd.	78,400	1,266,300
Textiles, Apparel & Luxury Goods - 1.4%
Onward Holdings Co. Ltd.	776,000	5,863,809
TOTAL CONSUMER DISCRETIONARY		101,687,341
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.3%
Seven & i Holdings Co., Ltd.	181,000	5,506,501
Personal Products - 1.4%
Shiseido Co. Ltd.	414,400	5,741,646
TOTAL CONSUMER STAPLES		11,248,147
FINANCIALS - 22.5%
Commercial Banks - 13.0%
Aozora Bank Ltd.	1,019,000	2,863,831
Mitsubishi UFJ Financial Group, Inc.	3,535,900	20,109,167
Mizuho Financial Group, Inc.	6,808,000	13,588,629
Sumitomo Mitsui Financial Group, Inc.	436,200	17,519,491
		54,081,118
Consumer Finance - 1.6%
ACOM Co. Ltd. (a)(d)	76,780	2,005,037
AEON Credit Service Co. Ltd.	220,100	4,558,690
		6,563,727
Insurance - 2.9%
MS&AD Insurance Group Holdings, Inc.	574,100	12,047,656

	Shares	Value
Real Estate Investment Trusts - 1.8%
Frontier Real Estate Investment Corp.	478	$ 4,427,426
Japan Logistics Fund, Inc.	351	3,112,920
		7,540,346
Real Estate Management & Development - 3.2%
Mitsui Fudosan Co. Ltd.	244,000	5,574,017
Nomura Real Estate Holdings, Inc.	408,700	7,450,412
		13,024,429
TOTAL FINANCIALS		93,257,276
HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 2.8%
ASAHI INTECC Co. Ltd.	51,300	2,016,770
Terumo Corp.	216,500	9,470,173
		11,486,943
Health Care Providers & Services - 1.4%
Message Co. Ltd. (d)	2,073	5,599,333
Pharmaceuticals - 4.8%
Astellas Pharma, Inc.	148,000	7,533,927
Shionogi & Co. Ltd.	132,600	2,369,385
Takeda Pharmaceutical Co. Ltd.	198,700	10,212,587
		20,115,899
TOTAL HEALTH CARE		37,202,175
INDUSTRIALS - 9.5%
Commercial Services & Supplies - 0.2%
Moshi Moshi Hotline, Inc.	46,500	678,851
Construction & Engineering - 0.1%
Totetsu Kogyo Co. Ltd.	24,900	356,434
Electrical Equipment - 3.3%
Mitsubishi Electric Corp.	854,000	7,069,583
Nidec Corp. (d)	119,600	6,853,344
		13,922,927
Machinery - 3.8%
Komatsu Ltd.	166,700	4,438,892
Kubota Corp.	499,000	5,696,933
Makita Corp.	68,100	3,317,683
NSK Ltd.	358,000	2,532,954
		15,986,462
Road & Rail - 0.7%
Hitachi Transport System Ltd.	185,600	2,811,045
Trading Companies & Distributors - 1.4%
Sumitomo Corp.	446,400	5,770,078
TOTAL INDUSTRIALS		39,525,797
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 16.4%
Computers & Peripherals - 4.0%
Fujitsu Ltd.	1,542,000	$ 6,239,160
Toshiba Corp.	2,328,000	10,335,918
		16,575,078
Electronic Equipment & Components - 4.8%
Hamamatsu Photonics K.K.	87,700	3,351,867
Hitachi High-Technologies Corp.	118,400	2,355,182
Horiba Ltd.	140,800	4,117,220
Shimadzu Corp.	1,537,000	10,286,445
		20,110,714
IT Services - 1.9%
Otsuka Corp.	68,400	5,602,450
SCSK Corp.	112,400	2,105,541
		7,707,991
Office Electronics - 5.0%
Canon, Inc.	452,300	16,470,608
Ricoh Co. Ltd.	366,000	4,066,444
		20,537,052
Software - 0.7%
Capcom Co. Ltd. (d)	192,300	3,095,474
TOTAL INFORMATION TECHNOLOGY		68,026,309
MATERIALS - 9.3%
Chemicals - 8.3%
Asahi Kasei Corp.	1,543,000	8,909,224
Hitachi Chemical Co. Ltd.	158,400	2,229,327
Kaneka Corp.	392,000	2,096,211
Nihon Nohyaku Co. Ltd.	9,000	52,458
Nippon Kayaku Co. Ltd.	109,000	1,231,308
Nippon Shokubai Co. Ltd.	279,000	2,697,097
Nitto Denko Corp.	102,400	5,778,162
Toray Industries, Inc.	1,986,000	11,467,089
		34,460,876
Metals & Mining - 1.0%
Nippon Steel Corp.	1,293,000	3,577,331
Pacific Metals Co. Ltd.	155,000	806,824
		4,384,155
TOTAL MATERIALS		38,845,031

	Shares	Value
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
NTT DoCoMo, Inc.	5,200	$ 7,883,605
UTILITIES - 0.6%
Electric Utilities - 0.6%
Kansai Electric Power Co., Inc.	252,800	2,405,118
TOTAL COMMON STOCKS (Cost $436,700,439)		400,080,799
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.16% (b)	13,432,204	13,432,204
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	13,668,866	13,668,866
TOTAL MONEY MARKET FUNDS (Cost $27,101,070)		27,101,070
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $463,801,509)		427,181,869
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(12,207,137)
NET ASSETS - 100%		$ 414,974,732
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,090
Fidelity Securities Lending Cash Central Fund	26,451
Total	$ 30,541
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 101,687,341	$ 47,618,179	$ 54,069,162	$ -
Consumer Staples	11,248,147	11,248,147	-	-
Financials	93,257,276	42,039,989	51,217,287	-
Health Care	37,202,175	37,202,175	-	-
Industrials	39,525,797	39,525,797	-	-
Information Technology	68,026,309	51,555,701	16,470,608	-
Materials	38,845,031	38,845,031	-	-
Telecommunication Services	7,883,605	-	7,883,605	-
Utilities	2,405,118	2,405,118	-	-
Money Market Funds	27,101,070	27,101,070	-	-
Total Investments in Securities:	$ 427,181,869	$ 297,541,207	$ 129,640,662	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $472,707,989. Net unrealized depreciation aggregated $45,526,120, of which $24,395,717 related to appreciated investment securities and $69,921,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Japan Fund

1.813049.108

AJPNA-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 24.5%
Auto Components - 4.7%
Bridgestone Corp.	309,400	$ 8,096,607
Denso Corp.	247,000	9,237,684
Keihin Corp.	160,900	2,234,600
		19,568,891
Automobiles - 14.5%
Honda Motor Co. Ltd.	509,200	19,247,349
Nissan Motor Co. Ltd.	1,233,200	12,622,617
Toyota Motor Corp.	594,500	28,395,964
		60,265,930
Hotels, Restaurants & Leisure - 0.1%
Toridoll Corp.	34,600	427,936
Household Durables - 1.6%
Panasonic Corp.	976,200	6,425,849
Media - 0.2%
Avex Group Holdings, Inc.	33,700	910,263
Tohokushinsha Film Corp.	2,400	18,713
		928,976
Multiline Retail - 1.7%
Marui Group Co. Ltd.	854,100	6,939,650
Specialty Retail - 0.3%
Arc Land Sakamoto Co. Ltd.	78,400	1,266,300
Textiles, Apparel & Luxury Goods - 1.4%
Onward Holdings Co. Ltd.	776,000	5,863,809
TOTAL CONSUMER DISCRETIONARY		101,687,341
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.3%
Seven & i Holdings Co., Ltd.	181,000	5,506,501
Personal Products - 1.4%
Shiseido Co. Ltd.	414,400	5,741,646
TOTAL CONSUMER STAPLES		11,248,147
FINANCIALS - 22.5%
Commercial Banks - 13.0%
Aozora Bank Ltd.	1,019,000	2,863,831
Mitsubishi UFJ Financial Group, Inc.	3,535,900	20,109,167
Mizuho Financial Group, Inc.	6,808,000	13,588,629
Sumitomo Mitsui Financial Group, Inc.	436,200	17,519,491
		54,081,118
Consumer Finance - 1.6%
ACOM Co. Ltd. (a)(d)	76,780	2,005,037
AEON Credit Service Co. Ltd.	220,100	4,558,690
		6,563,727
Insurance - 2.9%
MS&AD Insurance Group Holdings, Inc.	574,100	12,047,656

	Shares	Value
Real Estate Investment Trusts - 1.8%
Frontier Real Estate Investment Corp.	478	$ 4,427,426
Japan Logistics Fund, Inc.	351	3,112,920
		7,540,346
Real Estate Management & Development - 3.2%
Mitsui Fudosan Co. Ltd.	244,000	5,574,017
Nomura Real Estate Holdings, Inc.	408,700	7,450,412
		13,024,429
TOTAL FINANCIALS		93,257,276
HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 2.8%
ASAHI INTECC Co. Ltd.	51,300	2,016,770
Terumo Corp.	216,500	9,470,173
		11,486,943
Health Care Providers & Services - 1.4%
Message Co. Ltd. (d)	2,073	5,599,333
Pharmaceuticals - 4.8%
Astellas Pharma, Inc.	148,000	7,533,927
Shionogi & Co. Ltd.	132,600	2,369,385
Takeda Pharmaceutical Co. Ltd.	198,700	10,212,587
		20,115,899
TOTAL HEALTH CARE		37,202,175
INDUSTRIALS - 9.5%
Commercial Services & Supplies - 0.2%
Moshi Moshi Hotline, Inc.	46,500	678,851
Construction & Engineering - 0.1%
Totetsu Kogyo Co. Ltd.	24,900	356,434
Electrical Equipment - 3.3%
Mitsubishi Electric Corp.	854,000	7,069,583
Nidec Corp. (d)	119,600	6,853,344
		13,922,927
Machinery - 3.8%
Komatsu Ltd.	166,700	4,438,892
Kubota Corp.	499,000	5,696,933
Makita Corp.	68,100	3,317,683
NSK Ltd.	358,000	2,532,954
		15,986,462
Road & Rail - 0.7%
Hitachi Transport System Ltd.	185,600	2,811,045
Trading Companies & Distributors - 1.4%
Sumitomo Corp.	446,400	5,770,078
TOTAL INDUSTRIALS		39,525,797
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 16.4%
Computers & Peripherals - 4.0%
Fujitsu Ltd.	1,542,000	$ 6,239,160
Toshiba Corp.	2,328,000	10,335,918
		16,575,078
Electronic Equipment & Components - 4.8%
Hamamatsu Photonics K.K.	87,700	3,351,867
Hitachi High-Technologies Corp.	118,400	2,355,182
Horiba Ltd.	140,800	4,117,220
Shimadzu Corp.	1,537,000	10,286,445
		20,110,714
IT Services - 1.9%
Otsuka Corp.	68,400	5,602,450
SCSK Corp.	112,400	2,105,541
		7,707,991
Office Electronics - 5.0%
Canon, Inc.	452,300	16,470,608
Ricoh Co. Ltd.	366,000	4,066,444
		20,537,052
Software - 0.7%
Capcom Co. Ltd. (d)	192,300	3,095,474
TOTAL INFORMATION TECHNOLOGY		68,026,309
MATERIALS - 9.3%
Chemicals - 8.3%
Asahi Kasei Corp.	1,543,000	8,909,224
Hitachi Chemical Co. Ltd.	158,400	2,229,327
Kaneka Corp.	392,000	2,096,211
Nihon Nohyaku Co. Ltd.	9,000	52,458
Nippon Kayaku Co. Ltd.	109,000	1,231,308
Nippon Shokubai Co. Ltd.	279,000	2,697,097
Nitto Denko Corp.	102,400	5,778,162
Toray Industries, Inc.	1,986,000	11,467,089
		34,460,876
Metals & Mining - 1.0%
Nippon Steel Corp.	1,293,000	3,577,331
Pacific Metals Co. Ltd.	155,000	806,824
		4,384,155
TOTAL MATERIALS		38,845,031

	Shares	Value
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
NTT DoCoMo, Inc.	5,200	$ 7,883,605
UTILITIES - 0.6%
Electric Utilities - 0.6%
Kansai Electric Power Co., Inc.	252,800	2,405,118
TOTAL COMMON STOCKS (Cost $436,700,439)		400,080,799
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.16% (b)	13,432,204	13,432,204
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	13,668,866	13,668,866
TOTAL MONEY MARKET FUNDS (Cost $27,101,070)		27,101,070
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $463,801,509)		427,181,869
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(12,207,137)
NET ASSETS - 100%		$ 414,974,732
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,090
Fidelity Securities Lending Cash Central Fund	26,451
Total	$ 30,541
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 101,687,341	$ 47,618,179	$ 54,069,162	$ -
Consumer Staples	11,248,147	11,248,147	-	-
Financials	93,257,276	42,039,989	51,217,287	-
Health Care	37,202,175	37,202,175	-	-
Industrials	39,525,797	39,525,797	-	-
Information Technology	68,026,309	51,555,701	16,470,608	-
Materials	38,845,031	38,845,031	-	-
Telecommunication Services	7,883,605	-	7,883,605	-
Utilities	2,405,118	2,405,118	-	-
Money Market Funds	27,101,070	27,101,070	-	-
Total Investments in Securities:	$ 427,181,869	$ 297,541,207	$ 129,640,662	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $472,707,989. Net unrealized depreciation aggregated $45,526,120, of which $24,395,717 related to appreciated investment securities and $69,921,837 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

January 31, 2013

1.813017.108

JSC-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 25.5%
Auto Components - 2.9%
Nippon Seiki Co. Ltd.	33,000	$ 392,269
Stanley Electric Co. Ltd.	404,800	6,617,923
		7,010,192
Automobiles - 7.7%
Honda Motor Co. Ltd.	249,600	9,434,679
Mazda Motor Corp. (a)	1,693,000	4,554,410
Nissan Motor Co. Ltd.	479,200	4,904,929
		18,894,018
Hotels, Restaurants & Leisure - 1.1%
H.I.S. Co. Ltd.	16,400	559,549
Koshidaka Holdings Co. Ltd.	57,700	1,432,325
Round One Corp.	135,300	785,656
		2,777,530
Household Durables - 2.9%
ARNEST ONE Corp.	69,100	1,104,754
Hajime Construction Co. Ltd.	90,600	3,834,239
Higashi Nihon House Co. Ltd.	154,000	703,942
Sony Corp.	94,700	1,416,503
		7,059,438
Internet & Catalog Retail - 1.4%
Rakuten, Inc.	370,600	3,384,012
Leisure Equipment & Products - 1.1%
Fields Corp.	95,700	1,330,141
KAWAI Musical Instruments Manufacturing Co. Ltd.	702,000	1,366,461
SHIMANO, Inc.	400	27,295
		2,723,897
Media - 3.3%
Avex Group Holdings, Inc.	13,700	370,048
Cookpad, Inc.	20,800	688,064
CyberAgent, Inc. (d)	3,326	6,979,708
		8,037,820
Multiline Retail - 0.7%
Ryohin Keikaku Co. Ltd.	30,500	1,731,041
Specialty Retail - 3.8%
Chiyoda Co. Ltd.	69,700	1,612,067
Fuji Corp.	44,800	943,081
K'S Denki Corp.	10,000	272,404
Otsuka Kagu Ltd.	36,700	318,659
Pal Co. Ltd.	138,050	6,061,247
		9,207,458
Textiles, Apparel & Luxury Goods - 0.6%
GOLDWIN, Inc.	254,000	1,497,140
TOTAL CONSUMER DISCRETIONARY		62,322,546
CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 0.6%
Kobe Bussan Co. Ltd.	23,100	596,162

	Shares	Value
Seven & i Holdings Co., Ltd.	1,000	$ 30,423
Sugi Holdings Co. Ltd.	800	27,470
Yamaya Corp.	55,600	749,683
		1,403,738
Food Products - 0.0%
Ajinomoto Co., Inc.	2,000	27,142
Household Products - 6.4%
Pigeon Corp.	284,900	15,546,514
TOTAL CONSUMER STAPLES		16,977,394
FINANCIALS - 21.2%
Capital Markets - 1.6%
JAFCO Co. Ltd.	60,900	2,104,478
kabu.com Securities Co. Ltd.	142,800	693,348
Sawada Holdings Co. Ltd. (a)	76,900	525,589
SBI Holdings, Inc. Japan	82,100	679,640
		4,003,055
Commercial Banks - 1.7%
Mitsubishi UFJ Financial Group, Inc.	200,600	1,140,841
Sumitomo Mitsui Financial Group, Inc.	41,100	1,650,736
Sumitomo Mitsui Trust Holdings, Inc.	332,000	1,227,142
		4,018,719
Consumer Finance - 4.3%
ACOM Co. Ltd. (a)	93,860	2,451,065
AEON Credit Service Co. Ltd.	389,000	8,056,930
		10,507,995
Diversified Financial Services - 5.8%
ORIX Corp.	132,780	14,186,239
Insurance - 0.8%
MS&AD Insurance Group Holdings, Inc.	96,700	2,029,278
Real Estate Management & Development - 7.0%
AEON Mall Co. Ltd.	45,900	1,106,780
Airport Facilities Co. Ltd.	160,700	811,891
Iida Home Max Co., Ltd.	163,700	2,132,065
Takara Leben Co. Ltd.	606,900	7,068,167
Tokyo Tatemono Co. Ltd. (a)	127,000	594,412
Tokyu Land Corp.	742,000	5,290,437
		17,003,752
TOTAL FINANCIALS		51,749,038
HEALTH CARE - 9.9%
Biotechnology - 3.6%
Sosei Group Corp. (a)	2,746	8,828,520
Health Care Equipment & Supplies - 4.9%
Nikkiso Co. Ltd.	752,000	8,174,181
Olympus Corp. (a)	135,900	3,012,404
Sysmex Corp.	15,500	739,871
		11,926,456
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Message Co. Ltd.	211	$ 569,927
Uchiyama Holdings Co. Ltd.	37,200	746,481
		1,316,408
Pharmaceuticals - 0.8%
Rohto Pharmaceutical Co. Ltd.	162,000	2,026,661
TOTAL HEALTH CARE		24,098,045
INDUSTRIALS - 17.9%
Building Products - 2.4%
Nichias Corp.	717,000	3,904,708
Shinko Kogyo Co. Ltd.	283,300	1,957,959
		5,862,667
Construction & Engineering - 1.5%
Toyo Engineering Corp.	793,000	3,676,877
Electrical Equipment - 0.8%
Mitsubishi Electric Corp.	220,000	1,821,204
Machinery - 9.2%
HIRANO TECSEED Co. Ltd.	73,700	676,997
Hoshizaki Electric Co. Ltd.	157,500	4,684,783
Kitz Corp.	52,400	269,893
Kubota Corp.	731,000	8,345,607
Makita Corp.	92,100	4,486,910
Nitta Corp.	227,000	3,889,868
SMC Corp.	200	34,600
		22,388,658
Marine - 2.5%
Iino Kaiun Kaisha Ltd.	193,300	889,926
Kawasaki Kisen Kaisha Ltd. (a)	1,515,000	2,866,149
Mitsui OSK Lines Ltd.	716,000	2,356,783
		6,112,858
Road & Rail - 0.7%
Hitachi Transport System Ltd.	112,700	1,706,922
Trading Companies & Distributors - 0.7%
Mitsui & Co. Ltd.	119,100	1,798,645
Transportation Infrastructure - 0.1%
Mitsui-Soko Co. Ltd.	58,000	252,436
TOTAL INDUSTRIALS		43,620,267
INFORMATION TECHNOLOGY - 15.0%
Computers & Peripherals - 0.4%
Toshiba Corp.	192,000	852,447
Electronic Equipment & Components - 3.9%
Citizen Holdings Co. Ltd.	791,400	4,543,551
ITC Networks Corp.	32,100	244,317
Shinko Shoji Co. Ltd.	44,400	399,112
Topcon Corp. (d)	519,100	4,240,447
		9,427,427

	Shares	Value
Internet Software & Services - 8.8%
Enigmo, Inc.	34,800	$ 2,892,230
Kakaku.com, Inc.	436,000	16,306,196
WebCrew, Inc.	44,800	278,760
Yahoo! Japan Corp.	5,345	2,101,293
		21,578,479
IT Services - 0.2%
CAC Corp.	66,700	562,368
Office Electronics - 0.0%
Canon, Inc.	700	25,491
Semiconductors & Semiconductor Equipment - 0.4%
Megachips Corp.	49,800	852,283
Software - 1.3%
1st Holdings, Inc.	14,500	96,566
Nintendo Co. Ltd.	27,600	2,692,241
NSD Co. Ltd.	43,500	402,914
		3,191,721
TOTAL INFORMATION TECHNOLOGY		36,490,216
MATERIALS - 3.2%
Chemicals - 2.0%
Hitachi Chemical Co. Ltd.	85,200	1,199,108
JSP Corp.	39,700	589,997
Nitta Gelatin, Inc.	136,700	1,734,070
Shin-Etsu Chemical Co., Ltd.	800	48,904
Sumitomo Chemical Co. Ltd.	406,000	1,185,434
		4,757,513
Metals & Mining - 1.2%
Asahi Holdings, Inc.	86,300	1,502,429
Sumitomo Metal Mining Co. Ltd.	95,000	1,478,320
		2,980,749
TOTAL MATERIALS		7,738,262
UTILITIES - 0.1%
Electric Utilities - 0.1%
Shikoku Electric Power Co., Inc.	25,600	313,544
TOTAL COMMON STOCKS (Cost $208,180,515)		243,309,312
Money Market Funds - 3.2%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $7,892,914)	7,892,914	$ 7,892,914
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $216,073,429)		251,202,226
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(7,299,563)
NET ASSETS - 100%		$ 243,902,663
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 166
Fidelity Securities Lending Cash Central Fund	22,953
Total	$ 23,119
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,322,546	$ 51,471,364	$ 10,851,182	$ -
Consumer Staples	16,977,394	16,977,394	-	-
Financials	51,749,038	48,957,461	2,791,577	-
Health Care	24,098,045	24,098,045	-	-
Industrials	43,620,267	43,620,267	-	-
Information Technology	36,490,216	36,464,725	25,491	-
Materials	7,738,262	7,738,262	-	-
Utilities	313,544	313,544	-	-
Money Market Funds	7,892,914	7,892,914	-	-
Total Investments in Securities:	$ 251,202,226	$ 237,533,976	$ 13,668,250	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $225,733,513. Net unrealized appreciation aggregated $25,468,713, of which $36,837,530 related to appreciated investment securities and $11,368,817 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

January 31, 2013

1.813035.108

LAF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.6%
	Shares	Value
Bermuda - 0.4%
Credicorp Ltd. (NY Shares)	66,672	$ 10,449,503
Brazil - 33.5%
Banco Bradesco SA (PN) sponsored ADR	145,110	2,667,122
Bematech Industria e Comercio de Equipamentos Eletronicos SA	464,400	1,702,423
BTG Pactual Participations Ltd. unit	592,200	10,185,477
CCR SA	5,866,000	60,534,964
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	2,426,430	114,187,796
sponsored ADR	345,425	15,868,825
CPFL Energia SA sponsored ADR (d)	381,565	7,902,211
Itau Unibanco Holding SA sponsored ADR	6,405,568	110,367,937
Light SA	2,222,800	22,860,343
Lupatech SA (a)	6,332,404	6,328,111
M. Dias Branco SA	574,200	22,782,304
Multiplus SA	1,486,300	31,944,982
Petroleo Brasileiro SA - Petrobras:
(ON)	1,207,428	11,053,513
(PN) sponsored ADR (non-vtg.)	2,723,819	49,273,886
sponsored ADR	4,714,220	86,175,942
Souza Cruz SA	2,880,800	47,667,341
Telefonica Brasil SA sponsored ADR	1,608,883	40,511,674
TIM Participacoes SA	6,632,495	29,309,743
TIM Participacoes SA sponsored ADR	530,404	11,668,888
Tractebel Energia SA	593,400	10,545,824
Vale SA:
(PN-A) sponsored ADR	2,808,820	54,069,785
sponsored ADR	1,675,293	33,790,660
TOTAL BRAZIL		781,399,751
Canada - 0.3%
Petrominerales Ltd. (d)	761,000	6,775,296
Chile - 14.8%
Banco de Chile	29,536,944	4,919,064
Banco de Chile (a)	1,321,710	202,421
Banco de Chile sponsored ADR (d)	113,767	11,314,128
Banco Santander Chile sponsored ADR	2,085,167	62,972,043
CAP SA	1,455,095	53,856,736
Compania Cervecerias Unidas SA	2,792,328	44,849,662
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,984,478	43,159,137
Empresas La Polar SA (a)	10,818,740	4,487,723
Enersis SA	35,324,499	13,940,924
Enersis SA sponsored ADR	66,689	1,310,439
Inversiones La Construccion SA	545,781	10,709,491
LATAM Airlines Group SA sponsored ADR (d)	1,296,540	31,752,265

	Shares	Value
SACI Falabella	4,711,913	$ 54,886,344
Sociedad Matriz SAAM SA	48,961,581	6,227,980
TOTAL CHILE		344,588,357
Colombia - 8.0%
BanColombia SA sponsored ADR	419,321	29,147,003
Bolsa de Valores de Colombia	592,791,382	10,083,470
Ecopetrol SA	12,622,088	40,168,060
Ecopetrol SA ADR (d)	229,900	14,552,670
Empresa de Telecomunicaciones de Bogota (a)	40,480,188	8,960,583
Grupo de Inversiones Suramerica	1,858,259	39,459,247
Inversiones Argos SA	3,358,639	44,229,195
TOTAL COLOMBIA		186,600,228
Mexico - 23.5%
America Movil S.A.B. de CV:
Series L	5,073,400	6,372,375
Series L sponsored ADR	8,281,154	208,353,832
Consorcio ARA SA de CV (a)(d)	22,540,321	8,491,666
Corporacion Inmobiliaria Vesta S.A.B. de CV	4,313,500	8,342,297
Embotelladoras Arca SAB de CC	1,379,708	10,521,486
Fomento Economico Mexicano SAB de CV sponsored ADR	829,460	89,490,439
Grupo Financiero Santander Mexico SAB de CV	4,355,200	13,447,938
Grupo Mexico SA de CV Series B	1,355,000	5,049,306
Industrias Penoles SA de CV	730,155	35,863,999
Kimberly-Clark de Mexico SA de CV Series A	16,235,877	45,446,562
Wal-Mart de Mexico SA de CV Series V	36,241,270	117,492,107
TOTAL MEXICO		548,872,007
Peru - 2.7%
Alicorp SA Class C	4,479,951	15,271,181
Compania de Minas Buenaventura SA sponsored ADR	1,588,375	47,000,016
TOTAL PERU		62,271,197
United States of America - 2.4%
BPZ Energy, Inc. (a)(d)	3,583,700	11,288,655
First Cash Financial Services, Inc. (a)	295,145	15,734,180
Gran Tierra Energy, Inc. (Canada) (a)	874,600	4,665,001
Southern Copper Corp.	609,251	23,998,397
TOTAL UNITED STATES OF AMERICA		55,686,233
TOTAL COMMON STOCKS (Cost $1,120,243,549)		1,996,642,572
Nonconvertible Preferred Stocks - 13.9%
	Shares	Value
Brazil - 12.6%
AES Tiete SA (PN) (non-vtg.)	2,027,245	$ 21,124,028
Banco Bradesco SA (PN)	1,108,016	20,364,770
Companhia Energetica de Sao Paulo Series A	388,000	3,850,092
Eletropaulo Metropolitana SA (PN-B)	1,409,220	9,659,705
Forjas Taurus SA	387,400	552,498
Itau Unibanco Holding SA	3,511,400	60,570,261
Itausa-Investimentos Itau SA (PN)	5,372,620	27,195,626
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	9,262,471	84,096,455
Telefonica Brasil SA	1,239,613	31,305,465
Vale SA (PN-A)	1,797,500	34,932,709
TOTAL BRAZIL		293,651,609
Chile - 1.1%
Embotelladora Andina SA:
Class A	1,336,236	6,917,921
Class B	2,819,596	18,546,040
TOTAL CHILE		25,463,961
Colombia - 0.2%
Grupo de Inversiones Suramerica	161,141	3,485,286
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $224,382,945)		322,600,856
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	5,067,712	$ 5,067,712
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	49,066,345	49,066,345
TOTAL MONEY MARKET FUNDS (Cost $54,134,057)		54,134,057
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,398,760,551)		2,373,377,485
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(41,101,093)
NET ASSETS - 100%		$ 2,332,276,392
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,043
Fidelity Securities Lending Cash Central Fund	156,501
Total	$ 163,544
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,400,031,002. Net unrealized appreciation aggregated $973,346,483, of which $1,077,604,082 related to appreciated investment securities and $104,257,599 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Latin America Fund

1.917425.102

FALAA-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.6%
	Shares	Value
Bermuda - 0.4%
Credicorp Ltd. (NY Shares)	66,672	$ 10,449,503
Brazil - 33.5%
Banco Bradesco SA (PN) sponsored ADR	145,110	2,667,122
Bematech Industria e Comercio de Equipamentos Eletronicos SA	464,400	1,702,423
BTG Pactual Participations Ltd. unit	592,200	10,185,477
CCR SA	5,866,000	60,534,964
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	2,426,430	114,187,796
sponsored ADR	345,425	15,868,825
CPFL Energia SA sponsored ADR (d)	381,565	7,902,211
Itau Unibanco Holding SA sponsored ADR	6,405,568	110,367,937
Light SA	2,222,800	22,860,343
Lupatech SA (a)	6,332,404	6,328,111
M. Dias Branco SA	574,200	22,782,304
Multiplus SA	1,486,300	31,944,982
Petroleo Brasileiro SA - Petrobras:
(ON)	1,207,428	11,053,513
(PN) sponsored ADR (non-vtg.)	2,723,819	49,273,886
sponsored ADR	4,714,220	86,175,942
Souza Cruz SA	2,880,800	47,667,341
Telefonica Brasil SA sponsored ADR	1,608,883	40,511,674
TIM Participacoes SA	6,632,495	29,309,743
TIM Participacoes SA sponsored ADR	530,404	11,668,888
Tractebel Energia SA	593,400	10,545,824
Vale SA:
(PN-A) sponsored ADR	2,808,820	54,069,785
sponsored ADR	1,675,293	33,790,660
TOTAL BRAZIL		781,399,751
Canada - 0.3%
Petrominerales Ltd. (d)	761,000	6,775,296
Chile - 14.8%
Banco de Chile	29,536,944	4,919,064
Banco de Chile (a)	1,321,710	202,421
Banco de Chile sponsored ADR (d)	113,767	11,314,128
Banco Santander Chile sponsored ADR	2,085,167	62,972,043
CAP SA	1,455,095	53,856,736
Compania Cervecerias Unidas SA	2,792,328	44,849,662
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,984,478	43,159,137
Empresas La Polar SA (a)	10,818,740	4,487,723
Enersis SA	35,324,499	13,940,924
Enersis SA sponsored ADR	66,689	1,310,439
Inversiones La Construccion SA	545,781	10,709,491
LATAM Airlines Group SA sponsored ADR (d)	1,296,540	31,752,265

	Shares	Value
SACI Falabella	4,711,913	$ 54,886,344
Sociedad Matriz SAAM SA	48,961,581	6,227,980
TOTAL CHILE		344,588,357
Colombia - 8.0%
BanColombia SA sponsored ADR	419,321	29,147,003
Bolsa de Valores de Colombia	592,791,382	10,083,470
Ecopetrol SA	12,622,088	40,168,060
Ecopetrol SA ADR (d)	229,900	14,552,670
Empresa de Telecomunicaciones de Bogota (a)	40,480,188	8,960,583
Grupo de Inversiones Suramerica	1,858,259	39,459,247
Inversiones Argos SA	3,358,639	44,229,195
TOTAL COLOMBIA		186,600,228
Mexico - 23.5%
America Movil S.A.B. de CV:
Series L	5,073,400	6,372,375
Series L sponsored ADR	8,281,154	208,353,832
Consorcio ARA SA de CV (a)(d)	22,540,321	8,491,666
Corporacion Inmobiliaria Vesta S.A.B. de CV	4,313,500	8,342,297
Embotelladoras Arca SAB de CC	1,379,708	10,521,486
Fomento Economico Mexicano SAB de CV sponsored ADR	829,460	89,490,439
Grupo Financiero Santander Mexico SAB de CV	4,355,200	13,447,938
Grupo Mexico SA de CV Series B	1,355,000	5,049,306
Industrias Penoles SA de CV	730,155	35,863,999
Kimberly-Clark de Mexico SA de CV Series A	16,235,877	45,446,562
Wal-Mart de Mexico SA de CV Series V	36,241,270	117,492,107
TOTAL MEXICO		548,872,007
Peru - 2.7%
Alicorp SA Class C	4,479,951	15,271,181
Compania de Minas Buenaventura SA sponsored ADR	1,588,375	47,000,016
TOTAL PERU		62,271,197
United States of America - 2.4%
BPZ Energy, Inc. (a)(d)	3,583,700	11,288,655
First Cash Financial Services, Inc. (a)	295,145	15,734,180
Gran Tierra Energy, Inc. (Canada) (a)	874,600	4,665,001
Southern Copper Corp.	609,251	23,998,397
TOTAL UNITED STATES OF AMERICA		55,686,233
TOTAL COMMON STOCKS (Cost $1,120,243,549)		1,996,642,572
Nonconvertible Preferred Stocks - 13.9%
	Shares	Value
Brazil - 12.6%
AES Tiete SA (PN) (non-vtg.)	2,027,245	$ 21,124,028
Banco Bradesco SA (PN)	1,108,016	20,364,770
Companhia Energetica de Sao Paulo Series A	388,000	3,850,092
Eletropaulo Metropolitana SA (PN-B)	1,409,220	9,659,705
Forjas Taurus SA	387,400	552,498
Itau Unibanco Holding SA	3,511,400	60,570,261
Itausa-Investimentos Itau SA (PN)	5,372,620	27,195,626
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	9,262,471	84,096,455
Telefonica Brasil SA	1,239,613	31,305,465
Vale SA (PN-A)	1,797,500	34,932,709
TOTAL BRAZIL		293,651,609
Chile - 1.1%
Embotelladora Andina SA:
Class A	1,336,236	6,917,921
Class B	2,819,596	18,546,040
TOTAL CHILE		25,463,961
Colombia - 0.2%
Grupo de Inversiones Suramerica	161,141	3,485,286
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $224,382,945)		322,600,856
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	5,067,712	$ 5,067,712
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	49,066,345	49,066,345
TOTAL MONEY MARKET FUNDS (Cost $54,134,057)		54,134,057
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,398,760,551)		2,373,377,485
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(41,101,093)
NET ASSETS - 100%		$ 2,332,276,392
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,043
Fidelity Securities Lending Cash Central Fund	156,501
Total	$ 163,544
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,400,031,002. Net unrealized appreciation aggregated $973,346,483, of which $1,077,604,082 related to appreciated investment securities and $104,257,599 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

January 31, 2013

1.813058.108

NOR-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Bermuda - 4.8%
BW Offshore Ltd.	6,304,100	$ 6,496,931
Vostok Nafta Investment Ltd. SDR	2,549,529	8,822,108
TOTAL BERMUDA		15,319,039
Denmark - 18.9%
A.P. Moller - Maersk A/S Series B	412	3,290,181
Christian Hansen Holding A/S	280,100	9,914,909
Danske Bank A/S (a)	504,471	9,676,824
Jyske Bank A/S (Reg.) (a)	457,780	14,913,029
Novo Nordisk A/S Series B	118,301	21,778,278
TOTAL DENMARK		59,573,221
Finland - 15.2%
Amer Group PLC (A Shares)	675,300	10,764,668
Lassila & Tikahoja Oyj	806,000	13,428,126
Nokia Corp. (d)	1,412,300	5,543,280
Raisio Group PLC (V Shares)	786,500	3,385,274
Sampo Oyj (A Shares)	412,500	14,814,447
TOTAL FINLAND		47,935,795
Malta - 2.0%
Unibet Group PLC unit	188,100	6,479,219
Norway - 14.1%
ElectroMagnetic GeoServices ASA (a)(d)	1,854,300	3,801,673
Gjensidige Forsikring ASA	509,800	8,016,222
Merkantildata ASA	727,600	8,657,307
Schibsted ASA (B Shares)	424,700	17,080,047
TGS Nopec Geophysical Co. ASA	185,100	6,912,153
TOTAL NORWAY		44,467,402
Sweden - 44.8%
AarhusKarlshamn AB	163,600	6,973,364
ASSA ABLOY AB (B Shares)	428,800	16,051,716
Atlas Copco AB (A Shares)	517,700	14,762,697
Avanza Bank Holding AB	300,100	7,316,231
BioGaia AB	228,623	6,077,099
CDON Group AB (a)(d)	1,033,953	5,805,755
DIBS Payment Services AB (e)	855,070	6,159,662
Industrial & Financial Systems AB (IFS)	459,300	7,820,132
Intrum Justitia AB	697,800	11,304,671

	Shares	Value
Meda AB (A Shares)	38,400	$ 448,755
Saab AB (B Shares)	387,800	8,386,876
Sandvik AB	693,200	11,132,021
Svenska Handelsbanken AB (A Shares)	423,400	17,314,658
Swedbank AB (A Shares)	135,900	3,206,273
Swedish Match Co. AB	398,900	14,970,083
Telefonaktiebolaget LM Ericsson (B Shares)	328,200	3,817,380
TOTAL SWEDEN		141,547,373
TOTAL COMMON STOCKS (Cost $275,128,939)		315,322,049
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.16% (b)	1,367,340	1,367,340
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	7,467,363	7,467,363
TOTAL MONEY MARKET FUNDS (Cost $8,834,703)		8,834,703
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $283,963,642)		324,156,752
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(8,232,296)
NET ASSETS - 100%		$ 315,924,456
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 461
Fidelity Securities Lending Cash Central Fund	25,201
Total	$ 25,662
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DIBS Payment Services AB	$ 6,451,061	$ 286,081	$ 61,217	$ -	$ 6,159,662
Total	$ 6,451,061	$ 286,081	$ 61,217	$ -	$ 6,159,662
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,129,689	$ 40,129,689	$ -	$ -
Consumer Staples	25,328,721	25,328,721	-	-
Energy	17,210,757	17,210,757	-	-
Financials	84,079,792	84,079,792	-	-
Health Care	28,304,132	6,525,854	21,778,278	-
Industrials	78,356,288	78,356,288	-	-
Information Technology	31,997,761	22,637,101	9,360,660	-
Materials	9,914,909	9,914,909	-	-
Money Market Funds	8,834,703	8,834,703	-	-
Total Investments in Securities:	$ 324,156,752	$ 293,017,814	$ 31,138,938	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $289,003,518. Net unrealized appreciation aggregated $35,153,234, of which $45,083,533 related to appreciated investment securities and $9,930,299 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

January 31, 2013

1.813070.108

OVE-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 2.5%
Australia & New Zealand Banking Group Ltd.	955,214	$ 26,476,262
BHP Billiton Ltd.	614,987	24,188,683
TOTAL AUSTRALIA		50,664,945
Bailiwick of Jersey - 2.1%
Experian PLC	942,500	16,158,842
Informa PLC	936,532	7,114,777
WPP PLC	1,245,733	19,560,566
TOTAL BAILIWICK OF JERSEY		42,834,185
Belgium - 1.8%
Anheuser-Busch InBev SA NV	321,412	28,280,588
KBC Groupe SA	193,245	7,618,437
TOTAL BELGIUM		35,899,025
Bermuda - 0.4%
Signet Jewelers Ltd.	117,100	7,328,118
Brazil - 0.3%
Qualicorp SA (a)	513,000	5,306,852
Canada - 0.3%
Constellation Software, Inc.	49,300	6,178,070
Cayman Islands - 0.9%
China Medical System Holdings Ltd.	6,358,875	5,460,725
Lifestyle International Holdings Ltd.	1,541,500	3,959,393
Shenzhou International Group Holdings Ltd.	3,658,000	8,886,288
TOTAL CAYMAN ISLANDS		18,306,406
Denmark - 1.2%
Novo Nordisk A/S Series B	127,900	23,545,380
Finland - 0.4%
Nokian Tyres PLC	210,600	9,061,840
France - 7.8%
ALTEN	155,300	5,967,517
BNP Paribas SA	275,871	17,309,233
Christian Dior SA	104,497	18,260,732
Ipsos SA (d)	272,657	10,865,771
JCDecaux SA	311,500	8,714,982
Pernod Ricard SA	147,124	18,418,330
PPR SA	93,900	20,195,591
Sanofi SA	349,834	34,103,971
VINCI SA	232,900	11,866,592
Vivendi SA	576,823	12,366,890
TOTAL FRANCE		158,069,609
Germany - 11.6%
adidas AG	184,200	17,119,808
Allianz AG	133,655	19,118,577
BASF AG	273,864	27,762,511
Bayer AG	296,197	29,230,173
Bayerische Motoren Werke AG (BMW)	146,377	14,737,364
Brenntag AG	128,400	18,297,143

	Shares	Value
Deutsche Boerse AG	187,492	$ 12,335,511
Deutsche Post AG	701,886	16,482,495
Fresenius SE & Co. KGaA	158,900	19,342,384
GEA Group AG	323,522	11,728,727
Linde AG	87,307	15,932,508
Pfeiffer Vacuum Technology AG	58,589	7,305,273
SAP AG	289,433	23,735,604
Software AG (Bearer)	59,206	2,280,260
TOTAL GERMANY		235,408,338
Greece - 0.2%
Metka SA	219,083	3,331,674
Hong Kong - 0.1%
City Telecom (HK) Ltd. (CTI)	7,267,000	2,211,378
Ireland - 1.6%
Accenture PLC Class A	125,100	8,993,439
DCC PLC (Ireland)	338,700	11,083,273
Kerry Group PLC Class A	256,464	13,458,967
TOTAL IRELAND		33,535,679
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	181,800	9,090,000
Italy - 2.2%
ENI SpA	745,300	18,615,764
Pirelli & C SpA	714,300	8,762,835
Prysmian SpA	510,200	10,917,733
Saipem SpA	264,608	7,509,051
TOTAL ITALY		45,805,383
Japan - 14.5%
ABC-Mart, Inc. (d)	303,200	11,538,477
AEON Credit Service Co. Ltd.	438,900	9,090,454
Ain Pharmaciez, Inc.	125,000	6,745,858
Air Water, Inc.	629,000	8,040,910
Aozora Bank Ltd.	3,283,000	9,226,650
Daito Trust Construction Co. Ltd.	92,300	9,104,336
Don Quijote Co. Ltd.	203,800	8,112,330
Fanuc Corp.	98,500	15,349,390
GMO Internet, Inc.	1,044,600	7,642,161
Hitachi Ltd.	2,706,000	16,038,624
Honda Motor Co. Ltd. sponsored ADR (d)	673,700	25,391,753
Hoya Corp.	487,700	9,413,205
Japan Tobacco, Inc.	562,300	17,506,349
JSR Corp.	402,100	7,941,305
Kansai Paint Co. Ltd.	638,000	7,095,478
Keyence Corp.	51,090	14,174,130
Misumi Group, Inc.	233,500	6,135,934
Mitsubishi Corp.	137,200	2,892,685
Nakanishi, Inc.	34,300	3,975,942
Nitori Holdings Co. Ltd.	69,000	5,274,318
NuFlare Technology, Inc.	458	3,180,382
Obic Co. Ltd.	25,590	5,476,475
ORIX Corp.	140,020	14,959,762
Common Stocks - continued
	Shares	Value
Japan - continued
Rakuten, Inc.	1,019,000	$ 9,304,664
Seven Bank Ltd.	4,241,900	10,251,626
Shinsei Bank Ltd.	5,435,000	11,114,276
Ship Healthcare Holdings, Inc.	240,700	6,893,688
SMC Corp.	62,400	10,795,210
Unicharm Corp.	171,400	9,090,601
USS Co. Ltd.	114,590	12,856,836
TOTAL JAPAN		294,613,809
Luxembourg - 0.6%
Eurofins Scientific SA	65,700	11,739,702
Netherlands - 1.1%
AEGON NV	1,186,993	7,924,740
Akzo Nobel NV	225,485	15,427,580
TOTAL NETHERLANDS		23,352,320
Norway - 1.3%
DnB NOR ASA	1,160,000	16,222,885
Telenor ASA	448,400	9,890,754
TOTAL NORWAY		26,113,639
South Africa - 0.8%
Coronation Fund Managers Ltd.	1,665,500	8,188,832
EOH Holdings Ltd.	457,900	2,103,946
Nampak Ltd.	1,655,500	5,809,551
TOTAL SOUTH AFRICA		16,102,329
Spain - 1.4%
Amadeus IT Holding SA Class A	590,500	14,812,902
Grifols SA ADR	14,200	377,862
Inditex SA	94,127	13,189,542
TOTAL SPAIN		28,380,306
Sweden - 3.6%
ASSA ABLOY AB (B Shares)	368,200	13,783,213
Atlas Copco AB (A Shares)	529,900	15,110,591
Nordea Bank AB	1,356,000	14,961,567
Svenska Handelsbanken AB (A Shares)	384,900	15,740,227
Swedbank AB (A Shares)	536,100	12,648,144
TOTAL SWEDEN		72,243,742
Switzerland - 10.5%
Aryzta AG	302,370	16,994,918
Dufry AG (a)	62,740	8,569,399
Nestle SA	810,578	56,915,481
Roche Holding AG (participation certificate)	194,369	43,015,127
Schindler Holding AG (participation certificate)	76,156	11,297,247
SGS SA (Reg.)	7,690	18,319,785
Syngenta AG (Switzerland)	44,010	18,925,966

	Shares	Value
UBS AG	1,283,511	$ 22,291,554
Zurich Insurance Group AG	59,070	16,993,051
TOTAL SWITZERLAND		213,322,528
United Kingdom - 25.4%
AMEC PLC	679,514	11,650,037
Anglo American PLC (United Kingdom)	425,300	12,724,929
Ashmore Group PLC	1,712,800	9,700,624
Babcock International Group PLC	700,400	11,530,461
Barclays PLC	3,207,198	15,397,956
BHP Billiton PLC	725,001	24,861,653
British American Tobacco PLC (United Kingdom)	578,000	30,039,585
Bunzl PLC	615,207	11,054,888
Diageo PLC	955,705	28,449,571
Domino Printing Sciences PLC	852,314	8,901,406
Elementis PLC	2,379,000	7,968,775
GlaxoSmithKline PLC	1,522,100	34,816,441
IMI PLC	658,500	12,219,258
Johnson Matthey PLC	268,000	9,627,337
Kingfisher PLC	2,174,361	9,300,703
London Stock Exchange Group PLC	409,300	7,815,764
Meggitt PLC	2,219,600	15,313,242
Next PLC	291,700	18,773,777
Reckitt Benckiser Group PLC	362,300	24,145,020
Reed Elsevier PLC	1,017,100	11,082,139
Rolls-Royce Group PLC	1,011,606	15,177,691
Rotork PLC	264,300	11,095,689
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,353,179	47,968,478
Class B (United Kingdom)	95,398	3,467,423
SABMiller PLC	363,500	18,160,097
Sage Group PLC	1,739,400	8,902,288
Serco Group PLC	1,055,467	9,282,167
Spirax-Sarco Engineering PLC	244,900	8,770,329
Standard Chartered PLC (United Kingdom)	933,487	24,835,562
Tate & Lyle PLC	1,018,159	13,120,252
The Restaurant Group PLC	851,700	5,087,099
Vodafone Group PLC	12,681,359	34,609,471
TOTAL UNITED KINGDOM		515,850,112
United States of America - 4.1%
Albemarle Corp.	151,700	9,300,727
Coach, Inc.	133,800	6,823,800
Corrections Corp. of America	237,212	8,987,963
FMC Corp.	171,000	10,511,370
Global Payments, Inc.	188,900	9,305,214
JPMorgan Chase & Co.	85,300	4,013,365
Lorillard, Inc.	215,500	8,419,585
McGraw-Hill Companies, Inc.	165,000	9,490,800
Common Stocks - continued
	Shares	Value
United States of America - continued
National Oilwell Varco, Inc.	119,700	$ 8,874,558
Varian Medical Systems, Inc. (a)	111,876	7,904,039
TOTAL UNITED STATES OF AMERICA		83,631,421
TOTAL COMMON STOCKS (Cost $1,712,080,430)		1,971,926,790
Nonconvertible Preferred Stocks - 2.2%

Germany - 2.2%
Henkel AG & Co. KGaA	216,900	19,151,779
Sartorius AG (non-vtg.)	76,200	7,821,906
Volkswagen AG	68,168	16,859,533
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $31,357,374)		43,833,218
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.16% (b)	14,743,568	14,743,568
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	28,416,909	28,416,909
TOTAL MONEY MARKET FUNDS (Cost $43,160,477)		43,160,477
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,786,598,281)		2,058,920,485
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(28,521,709)
NET ASSETS - 100%		$ 2,030,398,776
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,474
Fidelity Securities Lending Cash Central Fund	35,259
Total	$ 43,733
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 326,223,235	$ 306,662,669	$ 19,560,566	$ -
Consumer Staples	308,896,981	222,127,237	86,769,744	-
Energy	98,085,311	28,033,646	70,051,665	-
Financials	323,339,395	277,725,145	45,614,250	-
Health Care	233,534,192	141,068,400	92,465,792	-
Industrials	304,287,495	304,287,495	-	-
Information Technology	156,195,623	132,460,019	23,735,604	-
Materials	206,119,283	138,142,981	67,976,302	-
Telecommunication Services	59,078,493	24,469,022	34,609,471	-
Money Market Funds	43,160,477	43,160,477	-	-
Total Investments in Securities:	$ 2,058,920,485	$ 1,618,137,091	$ 440,783,394	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,792,787,681. Net unrealized appreciation aggregated $266,132,804, of which $319,189,343 related to appreciated investment securities and $53,056,539 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

January 31, 2013

1.813019.108

PAF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 7.6%
Acrux Ltd.	618,962	$ 2,226,815
Alkane Resources Ltd.	1,359,006	942,419
Austal Ltd. (a)	4,731,513	3,429,145
Carsales.com Ltd.	302,468	2,797,719
Goodman Group unit	1,144,347	5,369,963
Iluka Resources Ltd. (d)	263,663	2,672,492
Karoon Gas Australia Ltd. (a)	443,513	2,996,970
Linc Energy Ltd. (a)(d)	1,019,471	2,583,344
Mesoblast Ltd. (a)(d)	438,761	2,736,089
Navitas Ltd. (d)	794,644	4,101,841
Newcrest Mining Ltd.	171,361	4,181,469
Origin Energy Ltd.	487,107	6,395,156
realestate.com.au Ltd.	136,145	2,920,364
SEEK Ltd.	372,891	3,262,458
Starpharma Holdings Ltd. (a)(d)	1,168,322	1,528,999
TOTAL AUSTRALIA		48,145,243
Bermuda - 4.3%
Biosensors International Group Ltd. (a)	4,772,000	5,224,466
Cheung Kong Infrastructure Holdings Ltd.	439,000	2,785,001
China Animal Healthcare Ltd.	11,668,000	2,545,437
China Foods Ltd.	2,510,000	2,168,425
China Resources Gas Group Ltd.	918,000	2,035,949
China Singyes Solar Tech Holdings Ltd.	3,334,000	3,881,943
Imagi International Holdings Ltd. (a)	61,928,000	942,247
REXLot Holdings Ltd.	49,186,967	4,185,909
Vtech Holdings Ltd.	297,900	3,432,107
TOTAL BERMUDA		27,201,484
Cayman Islands - 17.5%
21Vianet Group, Inc. ADR (a)(d)	176,800	1,753,856
3SBio, Inc. sponsored ADR (a)	178,100	2,368,730
51job, Inc. sponsored ADR (a)(d)	99,400	5,367,600
AirMedia Group, Inc. ADR (a)	968,100	2,265,354
Airtac International Group	469,000	2,739,672
AMVIG Holdings Ltd.	9,052,000	3,443,201
AutoNavi Holdings Ltd. ADR (a)	154,800	1,846,764
Baidu.com, Inc. sponsored ADR (a)	60,800	6,584,640
Bitauto Holdings Ltd. ADR (a)	344,670	3,422,573
China Automation Group Ltd.	6,268,000	1,681,079
China Dongxiang Group Co. Ltd.	11,196,000	1,804,549
China High Precision Automation Group Ltd.	4,875,000	690,197
China Lilang Ltd.	2,419,000	1,593,869
China Lodging Group Ltd. ADR (a)	97,400	1,768,784
China Mengniu Dairy Co. Ltd.	1,362,000	3,977,783
China Metal Recycling (Holdings) Ltd.	2,572,200	3,127,607
China State Construction International Holdings Ltd.	2,947,302	3,868,728
China ZhengTong Auto Services Holdings Ltd. (a)	2,597,000	2,310,558
CNinsure, Inc. ADR (a)(d)	178,700	1,150,828

	Shares	Value
EVA Precision Industrial Holdings Ltd.	32,538,000	$ 4,321,394
Fook Woo Group Holdings Ltd. (a)	11,590,000	1,023,693
Greatview Aseptic Pack Co. Ltd.	3,683,000	2,232,006
Haitian International Holdings Ltd.	2,167,000	2,735,504
Hutchison China Meditech Ltd. (a)	196,669	1,338,124
Jiayuan.com International Ltd. sponsored ADR (a)	236,500	1,258,180
Kingdee International Software Group Co. Ltd. (a)	6,925,513	1,428,788
Kingsoft Corp. Ltd.	2,830,000	2,463,122
KongZhong Corp. sponsored ADR (a)	406,000	2,383,220
Minth Group Ltd.	1,606,000	2,174,356
New Oriental Education & Technology Group, Inc. sponsored ADR	91,600	1,563,612
Pactera Technology International Ltd. ADR	304,100	2,441,923
Perfect World Co. Ltd. sponsored ADR Class B	216,775	2,544,939
Royale Furniture Holdings Ltd.	33,521,865	3,328,240
Shenguan Holdings Group Ltd.	9,116,000	4,819,300
SINA Corp. (a)	33,500	1,840,155
SouFun Holdings Ltd. ADR (d)	293,300	7,573,006
Tencent Holdings Ltd.	232,500	8,136,331
TPK Holding Co. Ltd.	60,000	1,032,171
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	240,300	3,888,054
TOTAL CAYMAN ISLANDS		110,292,490
China - 2.8%
China Southern Airlines Ltd. (H Shares)	2,594,000	1,558,661
Guangshen Railway Co. Ltd. (H Shares)	5,962,000	2,583,016
NQ Mobile, Inc. ADR (a)(d)	201,200	1,366,148
Ping An Insurance Group Co. China Ltd. (H Shares)	1,097,500	9,842,320
Yantai Changyu Pioneer Wine Co. (B Shares)	406,510	2,511,269
TOTAL CHINA		17,861,414
Hong Kong - 3.5%
AIA Group Ltd.	1,143,200	4,547,505
Galaxy Entertainment Group Ltd. (a)	394,000	1,775,576
Lenovo Group Ltd.	2,958,000	3,077,992
Magnificent Estates Ltd.	56,182,000	3,368,573
Techtronic Industries Co. Ltd.	1,512,500	3,061,899
Tian An China Investments Co. Ltd.	3,643,800	2,457,265
Wharf Holdings Ltd.	300,000	2,649,767
YGM Trading Ltd.	501,000	1,324,303
TOTAL HONG KONG		22,262,880
India - 2.5%
Britannia Industries Ltd. (a)	146,278	1,323,435
Educomp Solutions Ltd.	349,410	839,830
Financial Technologies India Ltd.	168,768	3,550,860
Geodesic Ltd. (a)	1,605,385	468,583
Housing Development Finance Corp. Ltd. (a)	111,051	1,639,553
Common Stocks - continued
	Shares	Value
India - continued
INFO Edge India Ltd.	350,752	$ 2,272,070
Mahindra & Mahindra Financial Services Ltd.	73,526	1,430,772
United Spirits Ltd. (a)	116,994	3,962,533
TOTAL INDIA		15,487,636
Indonesia - 4.8%
PT Bank Rakyat Indonesia Tbk	4,261,000	3,493,151
PT Ciputra Development Tbk	59,580,000	5,652,324
PT Gudang Garam Tbk	97,000	518,632
PT Lippo Karawaci Tbk	19,571,000	2,078,686
PT Media Nusantara Citra Tbk	23,850,000	5,841,047
PT Mitra Adiperkasa Tbk	5,334,500	3,520,565
PT MNC Sky Vision Tbk	8,196,000	1,711,456
PT Nippon Indosari Corpindo Tbk	4,957,000	3,194,756
PT Pembangunan Perumahan Persero Tbk	17,760,500	1,593,357
PT Tiga Pilar Sejahtera Food Tbk	21,821,500	2,565,241
TOTAL INDONESIA		30,169,215
Japan - 33.7%
ACOM Co. Ltd. (a)	75,320	1,966,911
AEON Credit Service Co. Ltd.	582,400	12,062,612
AEON Mall Co. Ltd.	163,600	3,944,863
Avex Group Holdings, Inc.	87,500	2,363,442
Calbee, Inc. (d)	30,900	2,541,068
Chiyoda Co. Ltd.	96,200	2,224,977
Daiichi Sankyo Kabushiki Kaisha	166,000	2,810,083
DeNA Co. Ltd. (d)	104,600	3,308,034
Digital Garage, Inc. (d)	840	1,974,958
Fuji Heavy Industries Ltd.	458,000	6,165,433
Fujibo Holdings, Inc. (d)	2,363,000	7,752,201
Fujitsu Ltd.	717,000	2,901,088
GMO Internet, Inc.	796,100	5,824,166
Hajime Construction Co. Ltd.	14,700	622,112
Hamakyorex Co. Ltd.	84,200	2,711,674
Hikari Tsushin, Inc.	58,300	2,696,801
Honeys Co. Ltd. (d)	170,010	2,082,248
Internet Initiative Japan, Inc.	129,000	3,612,762
ISE Chemical Corp. (d)	456,000	2,667,833
Japan Tobacco, Inc.	255,100	7,942,148
Kenedix Realty Investment Corp.	1,551	6,063,563
Message Co. Ltd.	1,308	3,533,009
Micronics Japan Co. Ltd. (a)	339,900	1,070,493
MS&AD Insurance Group Holdings, Inc.	265,600	5,573,693
Nihon M&A Center, Inc.	133,800	4,726,054
Nihon Parkerizing Co. Ltd.	109,000	1,799,880
Nippon Seiki Co. Ltd.	684,000	8,130,658
Nissan Motor Co. Ltd.	387,300	3,964,271
Nitta Corp.	333,800	5,719,991
Nitto Denko Corp.	17,400	981,836
NSD Co. Ltd.	200,300	1,855,258
ORIX Corp.	195,610	20,899,002
Osaka Securities Exchange Co. Ltd. (d)	92,800	5,581,497

	Shares	Value
Point, Inc.	33,180	$ 1,142,949
Proto Corp.	9,200	155,941
Rakuten, Inc.	296,300	2,705,566
Rohto Pharmaceutical Co. Ltd.	673,000	8,419,400
Saizeriya Co. Ltd.	157,900	2,094,513
Sankyo Seiko Co. Ltd.	650,000	2,274,591
Shinsei Bank Ltd.	3,137,000	6,414,993
Softbank Corp.	344,300	12,274,241
Sony Corp.	249,000	3,724,491
Sony Financial Holdings, Inc.	175,200	2,958,158
Start Today Co. Ltd. (d)	107,300	1,032,577
Suzuki Motor Corp.	98,100	2,567,153
Toridoll Corp.	182,400	2,255,940
Toyo Engineering Corp.	701,000	3,250,303
Universal Entertainment Corp.	180,300	3,428,746
Wacom Co. Ltd.	779	2,539,449
Xebio Co. Ltd.	50,000	1,022,473
Yamato Kogyo Co. Ltd.	234,600	6,713,852
TOTAL JAPAN		213,049,955
Korea (South) - 9.3%
Daou Technology, Inc.	782,590	12,048,032
Duksan Hi-Metal Co. Ltd. (a)	169,183	3,475,372
Hyundai Home Shopping Network Corp.	21,378	2,711,522
Hyundai Motor Co.	10,928	2,059,025
Korea Electric Power Corp. (a)	215,170	6,391,679
Korea Plant Service & Engineering Co. Ltd.	42,977	2,164,630
Lotte Chilsung Beverage Co. Ltd.	919	1,229,827
Mando Corp.	13,957	1,552,189
NHN Corp.	14,080	3,118,794
Samsung Electronics Co. Ltd.	13,161	17,515,578
Sapphire Technology Co. Ltd. (a)	51,480	1,334,304
Soulbrain Co. Ltd.	47,213	1,681,513
TK Corp. (a)	165,198	3,302,411
TOTAL KOREA (SOUTH)		58,584,876
Luxembourg - 0.7%
Samsonite International SA	2,115,600	4,610,161
Malaysia - 1.4%
IJM Land Bhd warrants 9/11/13 (a)	116,970	27,859
JobStreet Corp. Bhd	7,040,150	5,438,159
Muhibbah Engineering (M) Bhd	4,491,400	1,228,738
WCT Bhd	2,691,690	1,914,591
WCT Bhd warrants 9/6/17 (a)	468,120	41,433
TOTAL MALAYSIA		8,650,780
Philippines - 0.6%
Alliance Global Group, Inc.	7,498,042	3,484,720
Singapore - 3.8%
CSE Global Ltd.	7,480,500	5,228,160
Global Logistic Properties Ltd.	1,881,000	4,194,692
Goodpack Ltd.	8,320,800	12,269,592
Common Stocks - continued
	Shares	Value
Singapore - continued
OSIM International Ltd.	1,668,000	$ 2,425,888
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	12,695
TOTAL SINGAPORE		24,131,027
Taiwan - 2.1%
LITE-ON Technology Corp.	2,108,269	3,034,251
Lung Yen Life Service Co. Ltd.	542,000	1,626,184
Pacific Hospital Supply Co. Ltd.	485,100	1,374,970
PChome Online, Inc.	191,768	941,631
Tong Hsing Electronics Industries Ltd.	1,157,096	4,447,355
WPG Holding Co. Ltd.	1,525,000	2,050,203
TOTAL TAIWAN		13,474,594
Thailand - 2.3%
Toyo-Thai Corp. PCL	12,378,926	14,736,817
United Kingdom - 0.4%
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	844,282	2,291,677
United States of America - 0.4%
GI Dynamics, Inc. CDI (a)	2,456,733	1,972,648
YOU On Demand Holdings, Inc. (a)	440,068	470,873
TOTAL UNITED STATES OF AMERICA		2,443,521
TOTAL COMMON STOCKS (Cost $499,909,132)		616,878,490
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	16,268,235	$ 16,268,235
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	30,578,804	30,578,804
TOTAL MONEY MARKET FUNDS (Cost $46,847,039)		46,847,039
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $546,756,171)		663,725,529
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(32,322,104)
NET ASSETS - 100%		$ 631,403,425
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,262
Fidelity Securities Lending Cash Central Fund	167,251
Total	$ 170,513
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 124,265,857	$ 120,541,366	$ 3,724,491	$ -
Consumer Staples	36,754,417	36,754,417	-	-
Energy	11,975,470	11,975,470	-	-
Financials	112,291,654	109,999,977	2,291,677	-
Health Care	39,966,824	39,966,824	-	-
Industrials	99,048,058	98,011,670	-	1,036,388
Information Technology	138,645,232	137,955,035	-	690,197
Materials	30,444,108	27,316,501	-	3,127,607
Telecommunication Services	12,274,241	12,274,241	-	-
Utilities	11,212,629	4,820,950	6,391,679	-
Money Market Funds	46,847,039	46,847,039	-	-
Total Investments in Securities:	$ 663,725,529	$ 646,463,490	$ 12,407,847	$ 4,854,192
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $573,112,122. Net unrealized appreciation aggregated $90,613,407, of which $165,814,823 related to appreciated investment securities and $75,201,416 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Fund

January 31, 2013

1.873105.104

ILF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Australia - 0.3%
Paladin Energy Ltd. (Australia) (a)	12,994,008	$ 15,447,173
Austria - 0.4%
Erste Bank AG (a)	782,526	26,334,405
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	3,032,372	18,729,847
Bermuda - 2.3%
Aquarius Platinum Ltd. (Australia) (a)	10,741,656	10,473,308
BW Offshore Ltd.	31,387,921	32,348,019
Cosan Ltd. Class A	1,450,700	28,535,269
GP Investments Ltd. (depositary receipt) (a)(e)	7,197,000	19,046,471
Kunlun Energy Co. Ltd.	9,856,000	20,486,206
Pacific Basin Shipping Ltd.	4,215,000	2,451,150
Seadrill Ltd.	432,308	17,116,956
Shangri-La Asia Ltd.	3,204,000	7,585,094
TOTAL BERMUDA		138,042,473
Brazil - 11.0%
Anhanguera Educacional Participacoes SA	2,181,516	42,450,471
Arezzo Industria e Comercio SA	669,100	12,600,121
Banco do Brasil SA	2,030,057	24,874,277
BM&F Bovespa SA	6,883,200	48,184,301
BR Properties SA	1,522,400	19,762,493
Brasil Brokers Participacoes SA	2,493,000	7,912,100
CCR SA	2,148,400	22,170,698
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	297,800	14,014,468
Companhia de Saneamento de Minas Gerais	624,100	15,187,629
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (d)	1,332,200	21,528,352
Estacio Participacoes SA	752,700	16,669,129
Fibria Celulose SA (a)	898,600	11,010,541
Gerdau SA sponsored ADR (d)	3,380,300	29,848,049
Itau Unibanco Holding SA sponsored ADR	4,953,160	85,342,947
Mills Estruturas e Servicos de Engenharia SA	1,303,500	21,928,466
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,154,200	20,879,478
sponsored ADR	1,773,951	32,427,824
Sul America SA unit	2,126,400	19,882,777
Telefonica Brasil SA sponsored ADR (d)	1,089,800	27,441,164
TIM Participacoes SA sponsored ADR	473,500	10,417,000
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	1,869,700	$ 45,133,442
Vale SA (PN-A) sponsored ADR	6,329,700	121,846,725
TOTAL BRAZIL		671,512,452
Canada - 2.1%
Barrick Gold Corp.	641,600	20,430,335
First Quantum Minerals Ltd.	1,284,900	25,906,696
Goldcorp, Inc.	686,800	24,190,178
Guyana Goldfields, Inc. (a)	64,900	219,934
Guyana Goldfields, Inc. (a)(f)(g)	1,992,100	6,750,850
Pan American Silver Corp.	640,300	11,211,653
Torex Gold Resources, Inc. (a)	7,158,700	14,354,722
Uranium One, Inc. (a)	566,800	1,545,715
Yamana Gold, Inc.	1,449,500	23,688,440
TOTAL CANADA		128,298,523
Cayman Islands - 7.0%
21Vianet Group, Inc. ADR (a)	1,065,434	10,569,105
Ajisen (China) Holdings Ltd.	13,135,000	10,043,396
Anta Sports Products Ltd.	18,276,000	17,061,433
Anton Oilfield Services Group	44,748,000	21,348,686
Baidu.com, Inc. sponsored ADR (a)	240,526	26,048,966
Belle International Holdings Ltd.	16,500,000	36,678,959
China Liansu Group Holdings Ltd.	20,247,000	14,306,620
Eurasia Drilling Co. Ltd. GDR (Reg. S)	1,087,768	41,226,407
Geely Automobile Holdings Ltd.	25,745,000	13,444,471
Gourmet Master Co. Ltd.	2,534,000	17,162,208
Greatview Aseptic Pack Co. Ltd.	42,872,000	25,981,690
Haitian International Holdings Ltd.	11,205,000	14,144,590
Hengan International Group Co. Ltd.	6,204,000	62,236,790
Hilong Holdings Ltd.	11,873,000	4,455,016
SPT Energy Group, Inc.	17,388,000	8,116,224
Tencent Holdings Ltd.	935,200	32,727,297
Uni-President China Holdings Ltd.	24,328,000	28,514,521
Veripos (a)(e)	3,203,390	11,786,439
Xueda Education Group sponsored ADR (d)	2,360,100	6,938,694
Yingde Gases Group Co. Ltd.	23,407,000	26,257,949
TOTAL CAYMAN ISLANDS		429,049,461
Chile - 0.9%
Aguas Andinas SA	18,321,985	13,567,134
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	885,224	$ 19,252,168
Inversiones La Construccion SA	1,112,403	21,827,931
TOTAL CHILE		54,647,233
China - 8.8%
BBMG Corp. (H Shares)	23,413,500	21,857,511
China Coal Energy Co. Ltd. (H Shares)	18,944,000	21,129,226
China Communications Construction Co. Ltd. (H Shares)	23,559,000	23,907,127
China Construction Bank Corp. (H Shares)	127,078,000	109,620,628
China Pacific Insurance Group Co. Ltd. (H Shares)	16,386,200	64,020,148
China Shenhua Energy Co. Ltd. (H Shares)	12,790,000	54,999,935
China Suntien Green Energy Corp. Ltd. (H Shares) (e)	99,507,400	22,068,846
China Telecom Corp. Ltd. (H Shares)	41,397,782	22,547,270
Dongfeng Motor Group Co. Ltd. (H Shares)	18,396,000	30,029,832
Industrial & Commercial Bank of China Ltd. (H Shares)	118,242,000	89,039,028
Maanshan Iron & Steel Ltd. (H Shares) (a)	56,804,000	17,651,912
PICC Property & Casualty Co. Ltd. (H Shares)	15,836,000	24,094,798
Shanghai Electric Group Co. Ltd. (H Shares)	42,131,000	17,438,238
Weichai Power Co. Ltd. (H Shares)	5,160,000	21,290,971
TOTAL CHINA		539,695,470
Colombia - 0.7%
Ecopetrol SA ADR (d)	689,558	43,649,021
Cyprus - 0.3%
Globaltrans Investment PLC:
GDR (f)	384,000	5,952,000
GDR (Reg. S)	661,400	10,251,700
TOTAL CYPRUS		16,203,700
Egypt - 0.2%
Orascom Telecom Holding SAE unit (a)	4,590,200	14,964,052
Hong Kong - 1.2%
China Resources Power Holdings Co. Ltd.	5,113,000	14,141,611
Lenovo Group Ltd.	41,844,000	43,541,414
Sinotruk Hong Kong Ltd.	21,057,000	14,091,579
TOTAL HONG KONG		71,774,604
India - 5.2%
Axis Bank Ltd.	1,683,935	47,575,312
Bharti Airtel Ltd. (a)	2,941,913	18,753,142
Bharti Infratel Ltd.	1,593,527	6,109,392
Grasim Industries Ltd. (a)	151,102	8,798,345
Common Stocks - continued
	Shares	Value
India - continued
Indiabulls Real Estate Ltd. (a)	12,177,427	$ 17,577,553
ITC Ltd.	10,667,449	61,601,889
JK Cement Ltd. (a)	1,118,165	6,721,583
Larsen & Toubro Ltd.	873,524	25,280,957
LIC Housing Finance Ltd. (a)	4,130,193	21,823,544
Lupin Ltd. (a)	1,276,383	14,478,052
Maruti Suzuki India Ltd.	813,015	24,136,359
Phoenix Mills Ltd. (a)	774,925	3,956,445
Power Grid Corp. of India Ltd.	4,555,743	9,423,611
SREI Infrastructure Finance Ltd. (e)	35,658,017	24,664,437
State Bank of India	616,903	28,231,056
TOTAL INDIA		319,131,677
Indonesia - 2.7%
PT Bakrieland Development Tbk (a)	1,699,908,500	9,465,815
PT Bank Rakyat Indonesia Tbk	36,850,500	30,209,894
PT Bank Tabungan Negara Tbk	113,682,300	18,990,944
PT Indo Tambangraya Megah Tbk	3,628,500	15,509,234
PT Jasa Marga Tbk	35,725,000	20,261,595
PT Telkomunikasi Indonesia Tbk:
Series B	8,795,000	8,847,258
sponsored ADR	1,511,079	59,914,282
TOTAL INDONESIA		163,199,022
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	31,968	1,598,400
NICE Systems Ltd. sponsored ADR (a)	435,000	16,047,150
TOTAL ISRAEL		17,645,550
Italy - 0.1%
Saipem SpA	289,357	8,211,379
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan GDR unit (a)	2,302,832	18,641,425
Kenya - 0.6%
Equity Bank Ltd.	71,875,200	21,525,659
Safaricom Ltd.	222,053,015	13,807,061
TOTAL KENYA		35,332,720
Korea (South) - 13.0%
AMOREPACIFIC Group, Inc.	56,693	21,468,103
E-Mart Co. Ltd.	232,528	51,719,896
Common Stocks - continued
	Shares	Value
Korea (South) - continued
GS Engineering & Construction Corp.	365,352	$ 18,703,966
Hana Financial Group, Inc.	1,332,070	47,748,384
Hankook Shell Oil Co. Ltd.	9,374	2,162,548
Hyundai Heavy Industries Co. Ltd.	104,259	20,602,458
KB Financial Group, Inc.	1,395,402	49,716,599
Korea Electric Power Corp. (a)	722,980	21,476,304
Korean Reinsurance Co.	1,900,790	20,003,530
KT&G Corp.	358,867	25,034,696
LG Chemical Ltd.	161,250	45,128,826
LG Corp.	409,221	24,109,209
Lotte Chemical Corp.	72,014	16,712,651
LS Industrial Systems Ltd.	382,195	23,676,195
Orion Corp.	24,517	22,916,870
POSCO sponsored ADR	442,000	36,005,320
S-Oil Corp.	118	10,618
Samsung Electronics Co. Ltd.	215,042	286,192,910
Samsung Fire & Marine Insurance Co. Ltd.	72,102	14,612,446
Shinhan Financial Group Co. Ltd.	851,990	32,066,785
Shinhan Financial Group Co. Ltd. sponsored ADR	356,962	13,382,505
SK Hynix, Inc.	71,130	1,595,180
TOTAL KOREA (SOUTH)		795,045,999
Luxembourg - 0.5%
Subsea 7 SA	1,369,623	33,144,330
Malaysia - 0.6%
Axiata Group Bhd	10,123,800	20,527,821
Petronas Dagangan Bhd	2,248,100	16,482,690
TOTAL MALAYSIA		37,010,511
Mexico - 5.1%
America Movil S.A.B. de CV Series L sponsored ADR	3,626,100	91,232,676
CEMEX SA de CV sponsored ADR	3,279,513	35,582,716
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)(d)	809,904	11,816,499
El Puerto de Liverpool SA Class C	1,714,600	19,002,115
Fibra Uno Administracion SA de CV	4,934,499	15,461,787
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	475,000	51,247,750
Grupo Comercial Chedraui de CV	7,948,100	27,573,867
Grupo Televisa SA de CV (CPO) sponsored ADR	2,079,000	58,232,790
TOTAL MEXICO		310,150,200
Netherlands - 0.0%
ASML Holding NV (Netherlands)	15,600	1,170,236
Common Stocks - continued
	Shares	Value
Nigeria - 1.8%
Guaranty Trust Bank PLC	39,886,914	$ 6,236,217
Guaranty Trust Bank PLC GDR (Reg. S)	5,751,859	46,014,872
Zenith Bank PLC	445,666,859	58,136,624
TOTAL NIGERIA		110,387,713
Norway - 1.0%
ElectroMagnetic GeoServices ASA (a)(d)	8,594,947	17,621,301
Sevan Drilling ASA (a)	8,008,486	5,746,630
TGS Nopec Geophysical Co. ASA	1,070,070	39,959,413
TOTAL NORWAY		63,327,344
Panama - 0.5%
Copa Holdings SA Class A	255,300	27,980,880
Philippines - 1.6%
Metro Pacific Investments Corp.	184,341,748	23,546,477
Metropolitan Bank & Trust Co.	11,008,718	28,502,060
Robinsons Land Corp.	88,322,350	46,428,354
TOTAL PHILIPPINES		98,476,891
Poland - 0.7%
Eurocash SA	1,036,009	16,857,936
Powszechny Zaklad Ubezpieczen SA	193,200	25,468,750
TOTAL POLAND		42,326,686
Russia - 7.4%
Bank St. Petersburg OJSC	2,644,979	4,590,729
DIXY Group OJSC (a)	1,314,880	18,827,687
E.ON Russia JSC (a)	513,899,200	47,026,967
Gazprom OAO sponsored ADR	3,461,196	32,708,302
Lukoil Oil Co.	218,200	14,692,075
Magnit OJSC	229,982	43,303,621
Magnitogorsk Iron & Steel Works OJSC unit	2,475,300	11,213,109
Mobile TeleSystems OJSC (a)	7,151,600	61,088,371
Mobile TeleSystems OJSC sponsored ADR	1,927,300	37,890,718
Raspadskaya OAO (a)	3,179,810	6,929,214
Rosneft Oil Co. OJSC (a)	1,072,300	9,520,360
RusHydro JSC:
ADR rights (a)	1,904,615	19
sponsored ADR	5,211,257	12,762,368
Sberbank (Savings Bank of the Russian Federation) (a)	31,826,200	115,991,929
Sistema JSFC (a)	16,298,500	14,353,237
Common Stocks - continued
	Shares	Value
Russia - continued
Tatneft OAO sponsored ADR	238,671	$ 11,019,440
TNK-BP Holding	3,633,814	8,067,474
TOTAL RUSSIA		449,985,620
Singapore - 0.9%
First Resources Ltd.	11,944,000	18,866,820
Global Logistic Properties Ltd.	9,330,000	20,806,205
Super Group Ltd. Singapore	6,118,000	17,054,175
TOTAL SINGAPORE		56,727,200
South Africa - 3.7%
Absa Group Ltd.	577,397	11,070,334
Anglo Platinum Ltd.	285,000	13,955,360
Aspen Pharmacare Holdings Ltd.	1,340,200	24,696,076
Blue Label Telecoms Ltd.	12,643,932	12,325,959
Impala Platinum Holdings Ltd.	2,162,700	39,262,472
JSE Ltd.	3,274,180	25,110,118
Life Healthcare Group Holdings Ltd.	5,530,800	19,452,201
Naspers Ltd. Class N	902,300	58,388,063
Reunert Ltd.	1,335,400	11,137,104
Wilson Bayly Holmes-Ovcon Ltd.	685,100	11,871,559
TOTAL SOUTH AFRICA		227,269,246
Taiwan - 7.0%
Cheng Uei Precision Industries Co. Ltd.	3,281,851	6,179,171
Chipbond Technology Corp.	3,683,000	7,583,014
Chroma ATE, Inc.	5,855,612	12,551,989
ECLAT Textile Co. Ltd.	5,660,000	23,958,686
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,203,000	43,451,852
MediaTek, Inc.	3,344,000	36,576,769
Synnex Technology International Corp.	12,077,739	24,499,037
Taiwan Fertilizer Co. Ltd.	13,044,000	32,333,925
Taiwan Mobile Co. Ltd.	4,387,000	15,598,882
Taiwan Semiconductor Manufacturing Co. Ltd.	30,390,284	104,126,785
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,389,951	60,137,731
Unified-President Enterprises Corp.	21,141,270	37,084,923
Yuanta Financial Holding Co. Ltd.	39,724,000	21,523,332
TOTAL TAIWAN		425,606,096
Thailand - 1.4%
Bangkok Bank Public Co. Ltd. (For. Reg.)	7,350,300	54,227,566
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT Exploration and Production PCL (For. Reg.)	2,237,500	$ 12,455,567
PTT Global Chemical PCL (For. Reg.)	7,760,186	20,818,742
TOTAL THAILAND		87,501,875
Turkey - 2.1%
Aygaz A/S	4,239,147	23,910,356
TAV Havalimanlari Holding A/S	4,406,000	27,431,812
Turkiye Halk Bankasi A/S	1,584,000	15,671,130
Turkiye Is Bankasi A/S Series C	6,163,000	22,777,257
Turkiye Petrol Rafinerile A/S	1,432,000	39,489,410
TOTAL TURKEY		129,279,965
United Kingdom - 0.9%
Evraz PLC	2,813,300	12,872,564
Hikma Pharmaceuticals PLC	1,147,577	14,678,761
Kazakhmys PLC	2,533,500	29,332,356
TOTAL UNITED KINGDOM		56,883,681
United States of America - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	456,845	35,716,142
Universal Display Corp. (a)	503,483	14,006,897
TOTAL UNITED STATES OF AMERICA		49,723,039
TOTAL COMMON STOCKS (Cost $4,845,183,037)		5,732,507,699
Nonconvertible Preferred Stocks - 4.3%

Brazil - 1.4%
Banco do Estado Rio Grande do Sul SA	3,349,900	28,681,947
Braskem SA (PN-A)	2,868,000	21,617,837
Companhia Paranaense de Energia-Copel (PN-B)	95,700	1,566,686
Lojas Americanas SA (PN)	3,708,588	33,093,936
TOTAL BRAZIL		84,960,406
Chile - 0.2%
Embotelladora Andina SA Class A	2,696,239	13,958,888
Korea (South) - 1.0%
Hyundai Motor Co. Series 2	535,172	36,743,541
Samsung Electronics Co. Ltd.	36,499	28,447,482
TOTAL KOREA (SOUTH)		65,191,023
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 1.7%
Sberbank (Savings Bank of the Russian Federation) (a)	19,825,800	$ 51,618,952
Surgutneftegaz JSC (a)	67,587,950	51,454,402
TOTAL RUSSIA		103,073,354
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $239,821,773)		267,183,671
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (h) (Cost $899,858)	$ 900,000	899,886
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	106,949,973	106,949,973
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	63,985,000	63,985,000
TOTAL MONEY MARKET FUNDS (Cost $170,934,973)		170,934,973
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $10,392,000)	$ 10,392,039	10,392,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,267,231,641)		6,181,918,229
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(62,320,800)
NET ASSETS - 100%		$ 6,119,597,429
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
171 NYSE E-mini MSCI Emerging Markets Index Contracts	March 2013	$ 9,163,890	$ (3,454)

The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,702,850 or 0.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $329,958.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,392,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 4,849,983
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,506,776
UBS Securities LLC	4,035,241
$ 10,392,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,665
Fidelity Securities Lending Cash Central Fund	62,422
Total	$ 110,087
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
China Suntien Green Energy Corp. Ltd. (H Shares)	$ 22,582,764	$ 104,267	$ 2,412,835	$ -	$ 22,068,846
GP Investments Ltd. (depositary receipt)	15,128,168	1,649,209	-	-	19,046,471
SREI Infrastructure Finance Ltd.	17,681,250	824,086	850,620	-	24,664,437
Veripos	7,361,301	2,381,635	328,569	-	11,786,439
Total	$ 62,753,483	$ 4,959,197	$ 3,592,024	$ -	$ 77,566,193
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 476,035,797	$ 476,035,797	$ -	$ -
Consumer Staples	532,282,900	532,282,900	-	-
Energy	749,168,616	749,168,616	-	-
Financials	1,620,729,124	1,571,012,525	49,716,599	-
Health Care	73,305,090	73,305,090	-	-
Industrials	409,210,664	409,210,664	-	-
Information Technology	792,767,527	687,470,506	105,297,021	-
Materials	728,965,513	720,167,168	8,798,345	-
Telecommunication Services	436,635,102	405,240,574	31,394,528	-
Utilities	180,591,037	159,114,714	21,476,323	-
Government Obligations	899,886	-	899,886	-
Money Market Funds	170,934,973	170,934,973	-	-
Cash Equivalents	10,392,000	-	10,392,000	-
Total Investments in Securities:	$ 6,181,918,229	$ 5,953,943,527	$ 227,974,702	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (3,454)	$ (3,454)	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $5,289,127,679. Net unrealized appreciation aggregated $892,790,550, of which $1,145,038,931 related to appreciated investment securities and $252,248,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Growth Fund

January 31, 2013

1.907948.103

GSV-S-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 3.8%
Coca-Cola Amatil Ltd.	6,629,199	$ 95,674,933
CSL Ltd.	3,162,640	181,192,174
Newcrest Mining Ltd.	1,776,528	43,349,983
Newcrest Mining Ltd. sponsored ADR	775,486	18,766,761
Sydney Airport unit	7,793,521	25,762,855
TOTAL AUSTRALIA		364,746,706
Austria - 1.2%
Andritz AG	1,507,298	99,250,314
Zumtobel AG	845,497	12,168,968
TOTAL AUSTRIA		111,419,282
Bailiwick of Jersey - 1.7%
Glencore International PLC (d)	12,006,926	74,924,624
Informa PLC	4,097,821	31,130,900
Randgold Resources Ltd. sponsored ADR	587,465	55,315,704
TOTAL BAILIWICK OF JERSEY		161,371,228
Belgium - 4.3%
Anheuser-Busch InBev SA NV	3,580,381	315,032,672
Umicore SA	1,761,453	91,721,729
TOTAL BELGIUM		406,754,401
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	259,304	40,640,716
Lazard Ltd. Class A	867,948	30,074,398
Trinity Ltd.	12,560,000	7,757,485
TOTAL BERMUDA		78,472,599
Brazil - 0.7%
Arezzo Industria e Comercio SA	1,186,200	22,337,861
Iguatemi Empresa de Shopping Centers SA	1,679,400	24,339,008
Multiplan Empreendimentos Imobiliarios SA	779,800	22,536,214
TOTAL BRAZIL		69,213,083
Canada - 1.2%
Agnico-Eagle Mines Ltd. (Canada)	725,500	33,190,861
First Quantum Minerals Ltd.	1,146,615	23,118,536
Goldcorp, Inc.	1,103,250	38,858,204
Open Text Corp. (a)	388,500	22,661,851
TOTAL CANADA		117,829,452
Common Stocks - continued
	Shares	Value
Cayman Islands - 2.8%
Baidu.com, Inc. sponsored ADR (a)	372,720	$ 40,365,576
Belle International Holdings Ltd.	17,084,000	37,977,172
Sands China Ltd.	28,576,800	144,074,178
Wynn Macau Ltd. (a)	16,460,800	46,164,273
TOTAL CAYMAN ISLANDS		268,581,199
Denmark - 3.1%
Novo Nordisk A/S Series B sponsored ADR	1,409,566	259,853,492
William Demant Holding A/S (a)	366,200	32,116,727
TOTAL DENMARK		291,970,219
Finland - 1.5%
Nokian Tyres PLC	2,501,392	107,631,601
Outotec Oyj	548,918	34,530,715
TOTAL FINLAND		142,162,316
France - 3.6%
Alstom SA	1,376,693	61,106,559
Danone SA	2,070,705	143,504,230
Remy Cointreau SA (d)	491,001	62,661,362
Safran SA	1,569,786	72,075,165
TOTAL FRANCE		339,347,316
Germany - 2.9%
Linde AG	1,234,819	225,340,045
Siemens AG sponsored ADR (d)	462,255	50,626,168
TOTAL GERMANY		275,966,213
Ireland - 2.0%
CRH PLC sponsored ADR	3,351,500	72,124,280
Elan Corp. PLC sponsored ADR (a)	3,495,231	36,734,878
James Hardie Industries PLC CDI	7,313,193	77,787,216
TOTAL IRELAND		186,646,374
Israel - 0.2%
Azrieli Group	899,186	23,559,691
Italy - 1.0%
Fiat Industrial SpA	5,484,800	70,637,275
Interpump Group SpA	2,890,349	22,193,137
TOTAL ITALY		92,830,412
Japan - 10.3%
Aozora Bank Ltd.	9,402,000	26,423,686
Common Stocks - continued
	Shares	Value
Japan - continued
Autobacs Seven Co. Ltd.	843,600	$ 34,317,808
Denso Corp.	3,970,300	148,487,353
Fanuc Corp.	632,800	98,610,093
Fast Retailing Co. Ltd.	345,800	91,058,713
Japan Tobacco, Inc.	920,200	28,649,017
Keyence Corp.	438,600	121,682,782
Kobayashi Pharmaceutical Co. Ltd.	705,500	34,408,989
LIXIL Group Corp.	1,563,800	36,322,502
Mitsui Fudosan Co. Ltd.	2,640,000	60,309,038
SHO-BOND Holdings Co. Ltd.	849,400	31,349,172
SMC Corp.	336,700	58,249,155
Unicharm Corp.	1,115,500	59,163,158
USS Co. Ltd.	975,780	109,481,139
Yamato Kogyo Co. Ltd.	1,574,000	45,045,196
TOTAL JAPAN		983,557,801
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	363,925	39,263,868
Netherlands - 2.4%
ASML Holding NV	2,539,708	190,706,674
D.E. Master Blenders 1753 NV (a)	3,205,341	39,544,198
TOTAL NETHERLANDS		230,250,872
Portugal - 1.3%
Jeronimo Martins SGPS SA	5,592,479	118,875,741
South Africa - 0.4%
Clicks Group Ltd.	5,665,577	38,002,965
JSE Ltd.	82,142	629,958
TOTAL SOUTH AFRICA		38,632,923
Spain - 1.8%
Inditex SA	882,703	123,688,723
Prosegur Compania de Seguridad SA (Reg.)	7,283,459	45,491,611
TOTAL SPAIN		169,180,334
Sweden - 5.0%
ASSA ABLOY AB (B Shares)	2,310,539	86,492,805
Atlas Copco AB (A Shares)	2,660,240	75,859,215
Fagerhult AB	335,870	9,693,866
H&M Hennes & Mauritz AB (B Shares)	3,646,925	134,339,413
Intrum Justitia AB	1,552,600	25,152,811
Common Stocks - continued
	Shares	Value
Sweden - continued
SKF AB (B Shares)	2,265,283	$ 56,223,670
Swedish Match Co. AB	2,339,400	87,793,962
TOTAL SWEDEN		475,555,742
Switzerland - 10.6%
Nestle SA	6,860,365	481,706,857
Roche Holding AG (participation certificate)	1,009,429	223,393,221
Schindler Holding AG:
(participation certificate)	408,924	60,661,216
(Reg.)	79,700	11,525,213
Swatch Group AG (Bearer)	148,040	81,238,587
UBS AG (NY Shares)	8,934,413	155,190,754
TOTAL SWITZERLAND		1,013,715,848
Turkey - 2.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	805,623	12,047,127
Coca-Cola Icecek A/S	3,217,007	78,287,363
Turkiye Garanti Bankasi A/S	18,826,000	94,410,985
Turkiye Petrol Rafinerile A/S	1,510,000	41,640,370
TOTAL TURKEY		226,385,845
United Kingdom - 18.0%
Babcock International Group PLC	3,251,500	53,528,404
Barclays PLC sponsored ADR (d)	1,935,900	37,091,844
BG Group PLC	9,395,322	166,890,985
BHP Billiton PLC ADR (d)	2,664,890	182,918,050
GlaxoSmithKline PLC sponsored ADR	4,619,568	210,698,496
InterContinental Hotel Group PLC ADR	3,909,187	114,773,730
Johnson Matthey PLC	2,485,927	89,301,708
Reckitt Benckiser Group PLC	2,322,387	154,772,510
Rexam PLC	5,767,027	42,851,375
Rolls-Royce Group PLC	7,491,111	112,393,334
Rolls-Royce Group PLC (C Shares)	535,124,436	848,707
Rotork PLC	1,498,797	62,921,627
SABMiller PLC	3,761,183	187,904,943
Serco Group PLC	5,553,002	48,835,155
Shaftesbury PLC	2,730,400	23,925,540
Standard Chartered PLC (United Kingdom)	7,810,279	207,793,646
Unite Group PLC	4,431,300	20,022,891
TOTAL UNITED KINGDOM		1,717,472,945
Common Stocks - continued
	Shares	Value
United States of America - 15.1%
Albemarle Corp.	388,486	$ 23,818,077
Allergan, Inc.	463,500	48,672,135
Amazon.com, Inc. (a)	189,028	50,186,934
Autoliv, Inc. (d)	1,530,900	100,733,220
Berkshire Hathaway, Inc. Class B (a)	724,282	70,204,654
BorgWarner, Inc. (a)	964,607	71,554,547
CME Group, Inc.	718,000	41,529,120
Cummins, Inc.	408,327	46,888,189
FMC Technologies, Inc. (a)	1,094,145	51,807,766
KLA-Tencor Corp.	765,320	42,023,721
Martin Marietta Materials, Inc. (d)	399,000	39,393,270
MasterCard, Inc. Class A	225,341	116,816,774
Mead Johnson Nutrition Co. Class A	1,466,200	111,431,200
Mohawk Industries, Inc. (a)	514,215	52,275,097
National Oilwell Varco, Inc.	945,611	70,107,600
Philip Morris International, Inc.	1,878,792	165,634,303
PriceSmart, Inc.	388,975	29,954,965
ResMed, Inc. (d)	1,158,300	50,733,540
Solera Holdings, Inc.	514,041	28,174,587
SS&C Technologies Holdings, Inc. (a)	922,800	20,882,964
Union Pacific Corp.	678,300	89,169,318
Visa, Inc. Class A	750,099	118,448,133
Zoetis, Inc. Class A	83,500	2,171,000
TOTAL UNITED STATES OF AMERICA		1,442,611,114
TOTAL COMMON STOCKS (Cost $7,502,718,797)		9,386,373,524
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	90,151,772	$ 90,151,772
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	234,462,743	234,462,743
TOTAL MONEY MARKET FUNDS (Cost $324,614,515)		324,614,515
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $7,827,333,312)		9,710,988,039
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(180,654,717)
NET ASSETS - 100%		$ 9,530,333,322
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,685
Fidelity Securities Lending Cash Central Fund	328,074
Total	$ 394,759
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,509,208,734	$ 1,509,208,734	$ -	$ -
Consumer Staples	2,284,314,363	1,969,281,691	315,032,672	-
Energy	330,446,721	330,446,721	-	-
Financials	878,682,143	878,682,143	-	-
Health Care	1,045,565,663	1,045,565,663	-	-
Industrials	1,458,567,219	1,458,567,219	-	-
Information Technology	701,763,062	701,763,062	-	-
Materials	1,177,825,619	1,177,825,619	-	-
Money Market Funds	324,614,515	324,614,515	-	-
Total Investments in Securities:	$ 9,710,988,039	$ 9,395,955,367	$ 315,032,672	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $7,834,661,635. Net unrealized appreciation aggregated $1,876,326,404, of which $2,010,673,921 related to appreciated investment securities and $134,347,517 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Small Cap Fund

January 31, 2013

1.907961.103

SCF-S-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 1.3%
Imdex Ltd.	2,864,502	$ 5,421,591
Ramsay Health Care Ltd.	328,640	10,123,529
Sydney Airport unit	3,067,350	10,139,665
TOTAL AUSTRALIA		25,684,785
Austria - 2.1%
Andritz AG	441,824	29,092,569
Zumtobel AG	812,719	11,697,205
TOTAL AUSTRIA		40,789,774
Bailiwick of Jersey - 1.6%
Informa PLC	2,959,823	22,485,598
Randgold Resources Ltd. sponsored ADR	88,600	8,342,576
TOTAL BAILIWICK OF JERSEY		30,828,174
Belgium - 1.7%
Gimv NV	277,216	15,394,919
Umicore SA	311,281	16,208,909
TOTAL BELGIUM		31,603,828
Bermuda - 1.0%
GP Investments Ltd. (depositary receipt) (a)	1,889,000	4,999,136
Lazard Ltd. Class A	173,001	5,994,485
Trinity Ltd.	11,842,000	7,314,024
TOTAL BERMUDA		18,307,645
Brazil - 1.1%
Arezzo Industria e Comercio SA	557,500	10,498,531
Iguatemi Empresa de Shopping Centers SA	355,800	5,156,496
Multiplan Empreendimentos Imobiliarios SA	172,700	4,991,029
TOTAL BRAZIL		20,646,056
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	2,176,374	5,522,767
Canada - 3.2%
Agnico-Eagle Mines Ltd. (Canada)	115,040	5,262,959
Baytex Energy Corp. (d)	103,600	4,763,481
Copper Mountain Mining Corp. (a)	1,227,200	4,318,701
Eldorado Gold Corp.	548,500	6,131,718
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,368	4,439,286
Open Text Corp. (a)	144,000	8,399,759
Painted Pony Petroleum Ltd. (a)(f)	25,000	250,652
Painted Pony Petroleum Ltd. Class A (a)	716,900	7,187,688
Common Stocks - continued
	Shares	Value
Canada - continued
Pason Systems, Inc.	565,900	$ 9,651,052
Petrominerales Ltd.	619,250	5,513,275
TAG Oil Ltd. (a)	1,088,900	5,098,419
TOTAL CANADA		61,016,990
Cayman Islands - 0.2%
Vantage Drilling Co. (a)	2,048,469	3,830,637
Finland - 2.2%
Nokian Tyres PLC	451,100	19,410,239
Outotec Oyj (d)	364,700	22,942,137
TOTAL FINLAND		42,352,376
France - 3.2%
Laurent-Perrier Group	118,224	11,076,194
Remy Cointreau SA	137,254	17,516,304
Saft Groupe SA	358,749	9,708,090
Vetoquinol SA	176,449	6,492,685
Virbac SA	73,100	16,377,105
TOTAL FRANCE		61,170,378
Germany - 4.3%
alstria office REIT-AG	788,729	9,638,426
Bilfinger Berger AG	177,898	18,009,961
CompuGROUP Holding AG	571,946	12,584,613
CTS Eventim AG	657,179	23,485,800
Fielmann AG	177,295	18,107,797
TOTAL GERMANY		81,826,597
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	16,000	286,333
India - 0.8%
Colgate-Palmolive (India)	182,423	4,622,981
Jyothy Laboratories Ltd.	3,838,686	10,876,577
TOTAL INDIA		15,499,558
Ireland - 1.8%
FBD Holdings PLC	654,200	9,682,173
James Hardie Industries PLC CDI	2,247,452	23,905,158
TOTAL IRELAND		33,587,331
Israel - 1.1%
Azrieli Group	350,813	9,191,698
Common Stocks - continued
	Shares	Value
Israel - continued
Ituran Location & Control Ltd.	627,995	$ 8,955,209
Strauss Group Ltd.	195,955	2,436,097
TOTAL ISRAEL		20,583,004
Italy - 2.6%
Azimut Holding SpA	1,259,064	22,121,669
Beni Stabili SpA SIIQ	7,373,240	5,095,795
Interpump Group SpA	3,048,466	23,407,216
TOTAL ITALY		50,624,680
Japan - 20.6%
Air Water, Inc.	383,000	4,896,134
Aozora Bank Ltd.	5,029,000	14,133,665
Asahi Co. Ltd. (d)	523,900	7,000,993
Autobacs Seven Co. Ltd.	495,100	20,140,762
Azbil Corp.	340,500	7,279,540
Cosmos Pharmaceutical Corp.	65,300	6,990,945
Daikoku Denki Co. Ltd.	168,200	3,978,529
Daikokutenbussan Co. Ltd.	492,000	12,234,764
FCC Co. Ltd.	881,200	18,945,150
Fields Corp.	293,100	4,073,816
GCA Savvian Group Corp.	635,900	6,891,322
Glory Ltd.	455,800	10,651,699
Goldcrest Co. Ltd.	568,610	10,813,197
Iwatsuka Confectionary Co. Ltd.	5,700	258,680
Kamigumi Co. Ltd.	1,077,000	8,786,068
Kobayashi Pharmaceutical Co. Ltd.	488,200	23,810,728
Kyoto Kimono Yuzen Co. Ltd.	378,600	4,347,203
Meiko Network Japan Co. Ltd.	439,400	4,872,345
Miraial Co. Ltd.	102,000	1,994,379
Nabtesco Corp.	646,600	13,448,884
Nagaileben Co. Ltd.	608,000	7,832,293
Nihon M&A Center, Inc.	597,100	21,090,634
Nihon Parkerizing Co. Ltd.	937,000	15,472,360
Nippon Seiki Co. Ltd.	753,000	8,950,856
Nippon Thompson Co. Ltd.	2,244,000	8,834,163
NS Tool Co., Ltd.	1,000	20,209
Obic Co. Ltd.	52,250	11,181,940
Osaka Securities Exchange Co. Ltd.	100,200	6,026,573
OSG Corp.	1,262,000	16,367,565
Seven Bank Ltd.	6,166,000	14,901,700
SHO-BOND Holdings Co. Ltd.	438,900	16,198,671
Common Stocks - continued
	Shares	Value
Japan - continued
Shoei Co. Ltd.	326,600	$ 1,939,349
The Nippon Synthetic Chemical Industry Co. Ltd.	1,586,000	11,620,318
Tocalo Co. Ltd.	209,500	3,232,593
Tsutsumi Jewelry Co. Ltd.	215,400	5,292,840
USS Co. Ltd.	346,340	38,858,855
Yamato Kogyo Co. Ltd.	697,400	19,958,399
TOTAL JAPAN		393,328,121
Korea (South) - 0.8%
Coway Co. Ltd.	335,720	14,595,043
Netherlands - 2.7%
Aalberts Industries NV	1,029,300	23,136,996
ASM International NV (depositary receipt)	298,300	11,860,408
Heijmans NV (Certificaten Van Aandelen)	674,900	7,225,650
QIAGEN NV (a)(d)	433,645	9,106,545
TOTAL NETHERLANDS		51,329,599
Papua New Guinea - 0.2%
Oil Search Ltd. ADR	584,575	4,450,042
Philippines - 0.6%
Jollibee Food Corp.	4,214,900	11,357,763
Portugal - 0.9%
Jeronimo Martins SGPS SA	779,100	16,560,829
South Africa - 2.3%
African Rainbow Minerals Ltd.	389,427	8,772,496
City Lodge Hotels Ltd.	544,598	6,697,162
Clicks Group Ltd.	3,017,891	20,243,094
Mr Price Group Ltd.	309,000	4,259,353
Nampak Ltd.	1,227,917	4,309,059
TOTAL SOUTH AFRICA		44,281,164
Spain - 2.0%
Grifols SA	251,200	8,544,038
Prosegur Compania de Seguridad SA (Reg.)	4,747,079	29,649,686
TOTAL SPAIN		38,193,724
Sweden - 2.5%
Fagerhult AB	351,395	10,141,948
Intrum Justitia AB	1,473,703	23,874,645
Swedish Match Co. AB	378,400	14,200,750
TOTAL SWEDEN		48,217,343
Common Stocks - continued
	Shares	Value
Switzerland - 0.4%
Zehnder Group AG	164,093	$ 7,771,450
Turkey - 3.4%
Albaraka Turk Katilim Bankasi A/S	14,857,756	16,051,023
Asya Katilim Bankasi A/S (a)	3,727,000	4,725,635
Boyner Buyuk Magazacilik A/S (a)(e)	5,673,500	14,419,642
Coca-Cola Icecek A/S	1,259,910	30,660,496
TOTAL TURKEY		65,856,796
United Kingdom - 19.3%
Babcock International Group PLC	1,048,800	17,266,059
Bellway PLC	979,500	17,243,706
Berendsen PLC	850,791	8,231,063
Britvic PLC	1,985,800	14,134,861
Dechra Pharmaceuticals PLC	1,321,870	13,008,695
Derwent London PLC	288,800	9,884,434
Elementis PLC	3,035,670	10,168,377
Fenner PLC	1,070,201	6,431,217
Great Portland Estates PLC	2,501,900	19,304,385
H&T Group PLC	1,054,892	4,876,966
InterContinental Hotel Group PLC ADR	537,693	15,786,666
Johnson Matthey PLC	397,290	14,271,809
Meggitt PLC	3,299,282	22,762,077
Persimmon PLC	967,400	12,926,447
Rotork PLC	582,800	24,466,772
Serco Group PLC	2,253,565	19,818,685
Shaftesbury PLC	1,997,955	17,507,381
Spectris PLC	624,907	21,943,010
Spirax-Sarco Engineering PLC	828,100	29,655,818
Ted Baker PLC	549,249	10,488,151
Ultra Electronics Holdings PLC	656,510	17,128,149
Unite Group PLC	5,539,825	25,031,777
Victrex PLC	687,100	16,716,621
TOTAL UNITED KINGDOM		369,053,126
United States of America - 13.1%
ANSYS, Inc. (a)	74,815	5,506,384
Autoliv, Inc. (d)	307,700	20,246,660
BPZ Energy, Inc. (a)(d)	2,089,411	6,581,645
Broadridge Financial Solutions, Inc.	218,395	5,147,570
Cymer, Inc. (a)	154,564	15,915,455
Dril-Quip, Inc. (a)	188,531	15,287,979
Evercore Partners, Inc. Class A	292,900	11,223,928
Common Stocks - continued
	Shares	Value
United States of America - continued
Greenhill & Co., Inc. (d)	173,905	$ 10,243,005
Kansas City Southern	195,400	18,193,694
Martin Marietta Materials, Inc. (d)	98,480	9,722,930
Mohawk Industries, Inc. (a)	201,862	20,521,291
Oceaneering International, Inc.	251,669	15,907,997
PriceSmart, Inc.	499,599	38,474,119
ResMed, Inc. (d)	434,600	19,035,480
Solera Holdings, Inc.	335,172	18,370,777
SS&C Technologies Holdings, Inc. (a)	554,088	12,539,011
Universal Display Corp. (a)(d)	268,900	7,480,798
TOTAL UNITED STATES OF AMERICA		250,398,723
TOTAL COMMON STOCKS (Cost $1,489,594,188)		1,859,554,636
Nonconvertible Preferred Stocks - 1.3%

Brazil - 1.3%
Banco ABC Brasil SA	2,287,479	16,702,209
Banco Pine SA	1,215,064	8,890,191
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,188,158)		25,592,400
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 0.16% (b)	36,317,608	36,317,608
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	94,994,750	94,994,750
TOTAL MONEY MARKET FUNDS (Cost $131,312,358)		131,312,358
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,643,094,704)		2,016,459,394
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(104,690,552)
NET ASSETS - 100%		$ 1,911,768,842
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $250,652 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,817
Fidelity Securities Lending Cash Central Fund	121,374
Total	$ 166,191
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 13,040,346	$ -	$ -	$ -	$ 14,419,642
Total	$ 13,040,346	$ -	$ -	$ -	$ 14,419,642
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,650,701,833. Net unrealized appreciation aggregated $365,757,561, of which $423,089,311 related to appreciated investment securities and $57,331,750 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series International
Value Fund

January 31, 2013

1.907974.103

VSF-S-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 7.9%
Australia & New Zealand Banking Group Ltd.	6,977,311	$ 193,394,482
Commonwealth Bank of Australia	3,146,659	211,482,105
Origin Energy Ltd.	4,056,482	53,256,952
Shopping Centres Australasia Property Group unit	228,373	388,180
Sydney Airport unit	10,404,751	34,394,736
Telstra Corp. Ltd.	17,626,882	84,554,037
Transurban Group unit	5,634,428	35,841,047
Westfield Group unit	8,905,121	103,820,388
Woolworths Ltd.	1,107,203	36,069,432
TOTAL AUSTRALIA		753,201,359
Bailiwick of Jersey - 0.9%
Informa PLC	4,401,074	33,434,695
Wolseley PLC	1,091,797	50,995,327
TOTAL BAILIWICK OF JERSEY		84,430,022
Belgium - 0.4%
KBC Groupe SA	991,629	39,093,707
Canada - 0.4%
Suncor Energy, Inc.	1,215,500	41,312,863
Cayman Islands - 0.5%
ENN Energy Holdings Ltd.	10,784,000	51,657,632
Finland - 0.8%
Sampo Oyj (A Shares)	2,190,367	78,664,424
France - 9.0%
Arkema SA	589,901	67,281,277
Atos Origin SA	792,256	57,960,074
BNP Paribas SA	3,003,833	188,472,312
Compagnie de St. Gobain	1,227,709	50,626,282
Pernod Ricard SA	380,800	47,672,032
PPR SA (d)	293,175	63,054,766
Sanofi SA	3,519,810	343,132,735
Schneider Electric SA	632,555	48,183,346
TOTAL FRANCE		866,382,824
Germany - 7.8%
Allianz AG	1,352,585	193,479,480
BASF AG	663,430	67,254,120
Bayer AG	1,126,146	111,133,610
Bayerische Motoren Werke AG (BMW)	1,048,671	105,581,109
Deutsche Post AG	2,377,349	55,827,646
Fresenius SE & Co. KGaA	458,300	55,787,379
Common Stocks - continued
	Shares	Value
Germany - continued
HeidelbergCement Finance AG	541,807	$ 34,127,525
Siemens AG (d)	947,942	103,859,830
Telefonica Deutschland Holding AG	2,516,484	21,594,694
TOTAL GERMANY		748,645,393
Hong Kong - 1.5%
Cheung Kong Holdings Ltd.	5,911,000	96,949,119
Hysan Development Co. Ltd.	8,586,000	43,232,238
Wing Hang Bank Ltd.	206,500	2,164,743
TOTAL HONG KONG		142,346,100
Italy - 3.1%
Enel SpA	16,180,420	70,566,915
ENI SpA	8,081,316	201,851,432
Saipem SpA	838,741	23,801,809
TOTAL ITALY		296,220,156
Japan - 17.7%
AEON Credit Service Co. Ltd.	2,627,100	54,412,241
Air Water, Inc.	3,746,000	47,887,517
Astellas Pharma, Inc.	1,341,800	68,304,216
Credit Saison Co. Ltd.	1,912,400	40,425,055
Denso Corp.	2,217,300	82,925,977
Hitachi Ltd.	15,947,000	94,518,825
Honda Motor Co. Ltd.	2,792,600	105,558,027
Hoya Corp.	2,178,100	42,039,986
Itochu Corp.	6,226,100	70,400,649
Japan Retail Fund Investment Corp.	23,199	43,939,710
Japan Tobacco, Inc.	2,384,700	74,243,981
JSR Corp.	2,714,900	53,618,124
Kansai Electric Power Co., Inc.	3,440,700	32,734,529
Mitsubishi Corp.	4,397,300	92,711,404
Mitsubishi Estate Co. Ltd.	3,510,000	84,981,573
Nitto Denko Corp.	897,200	50,626,628
ORIX Corp.	831,160	88,801,281
Santen Pharmaceutical Co. Ltd.	1,108,000	45,618,897
Sekisui House Ltd.	3,887,000	42,761,463
Seven & i Holdings Co., Ltd.	2,051,800	62,421,210
Seven Bank Ltd.	11,307,100	27,326,471
Shinsei Bank Ltd.	19,382,000	39,635,125
Softbank Corp.	1,332,100	47,489,157
Sumitomo Mitsui Financial Group, Inc.	5,473,600	219,841,094
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Realty & Development Co. Ltd.	1,571,000	$ 47,845,535
USS Co. Ltd.	310,370	34,823,076
TOTAL JAPAN		1,695,891,751
Netherlands - 3.2%
ING Groep NV (Certificaten Van Aandelen) (a)	12,000,152	121,373,061
Koninklijke Philips Electronics NV	3,016,370	93,947,954
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,193,869	88,887,294
TOTAL NETHERLANDS		304,208,309
Norway - 1.4%
Orkla ASA (A Shares)	3,441,800	30,367,526
Telenor ASA	4,554,653	100,465,995
TOTAL NORWAY		130,833,521
Singapore - 2.8%
Ascendas Real Estate Investment Trust	23,624,000	48,292,102
ComfortDelgro Corp. Ltd.	22,286,000	34,752,943
Singapore Telecommunications Ltd.	32,082,000	90,725,973
United Overseas Bank Ltd.	6,248,491	95,167,499
TOTAL SINGAPORE		268,938,517
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	16,358,678	161,623,739
Iberdrola SA	10,929,043	58,942,314
Repsol YPF SA	3,026,373	67,575,946
TOTAL SPAIN		288,141,999
Sweden - 1.1%
Svenska Handelsbanken AB (A Shares)	2,647,397	108,263,520
Switzerland - 8.3%
Nestle SA	948,255	66,582,599
Novartis AG	3,492,600	237,414,601
Roche Holding AG (participation certificate)	444,693	98,413,461
Swisscom AG	130,057	57,664,963
Syngenta AG (Switzerland)	225,779	97,093,515
UBS AG (NY Shares)	5,744,971	99,790,146
Zurich Insurance Group AG	497,705	143,178,033
TOTAL SWITZERLAND		800,137,318
United Kingdom - 27.2%
Barclays PLC	31,618,343	151,801,625
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BHP Billiton PLC	4,986,547	$ 170,998,113
BP PLC sponsored ADR	3,011,640	134,078,213
British American Tobacco PLC (United Kingdom)	1,335,600	69,413,270
British Land Co. PLC	7,101,125	63,294,600
Bunzl PLC	3,351,318	60,221,107
Centrica PLC	15,362,122	85,323,868
Compass Group PLC	6,375,900	77,257,036
GlaxoSmithKline PLC sponsored ADR	1,094,900	49,938,389
HSBC Holdings PLC sponsored ADR (d)	6,592,317	374,839,145
Imperial Tobacco Group PLC	919,813	34,209,409
ITV PLC	27,301,085	49,707,850
Kingfisher PLC	12,512,705	53,522,370
Legal & General Group PLC	35,430,719	85,638,316
National Grid PLC	10,045,751	109,997,383
Next PLC	742,200	47,767,903
Prudential PLC	5,216,328	79,183,466
Reed Elsevier PLC	6,994,692	76,212,905
Royal Dutch Shell PLC Class A sponsored ADR (d)	6,380,612	449,960,761
SABMiller PLC	642,035	32,075,427
Scottish & Southern Energy PLC	3,314,906	74,603,087
Vodafone Group PLC sponsored ADR	10,104,272	276,048,711
TOTAL UNITED KINGDOM		2,606,092,954
United States of America - 0.5%
Virgin Media, Inc.	1,263,294	49,548,640
TOTAL COMMON STOCKS (Cost $8,071,692,789)		9,354,011,009
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Volkswagen AG (Cost $63,152,068)	352,550	87,193,819
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	103,268,692	$ 103,268,692
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	140,520,186	140,520,186
TOTAL MONEY MARKET FUNDS (Cost $243,788,878)		243,788,878
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $8,378,633,735)		9,684,993,706
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(94,782,302)
NET ASSETS - 100%		$ 9,590,211,404
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,502
Fidelity Securities Lending Cash Central Fund	1,182,397
Total	$ 1,202,899
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 909,349,636	$ 803,791,609	$ 105,558,027	$ -
Consumer Staples	511,574,654	353,274,090	158,300,564	-
Energy	971,837,976	769,986,544	201,851,432	-
Financials	3,330,794,515	2,758,595,269	572,199,246	-
Health Care	1,009,743,288	429,195,952	580,547,336	-
Industrials	762,129,797	564,322,013	197,807,784	-
Information Technology	194,518,885	194,518,885	-	-
Materials	588,886,819	320,795,191	268,091,628	-
Telecommunication Services	678,543,530	678,543,530	-	-
Utilities	483,825,728	373,828,345	109,997,383	-
Money Market Funds	243,788,878	243,788,878	-	-
Total Investments in Securities:	$ 9,684,993,706	$ 7,490,640,306	$ 2,194,353,400	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $8,478,203,073. Net unrealized appreciation aggregated $1,206,790,633, of which $1,344,651,424 related to appreciated investment securities and $137,860,791 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Asia Fund

January 31, 2013

1.813038.108

SEA-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 0.1%
Origin Energy Ltd.	153,824	$ 2,019,533
Bermuda - 1.7%
BW Offshore Ltd.	546,500	563,216
Cafe de Coral Holdings Ltd.	732,000	2,227,506
Cheung Kong Infrastructure Holdings Ltd.	788,000	4,999,046
Csi Properties Ltd.	15,670,000	686,979
Genting Hong Kong Ltd. (a)	1,921,000	854,845
Hongkong Land Holdings Ltd.	281,000	2,200,230
Kunlun Energy Co. Ltd.	3,058,000	6,356,211
Luk Fook Holdings International Ltd.	274,000	960,982
Man Wah Holdings Ltd.	2,903,200	2,672,828
Mandarin Oriental International Ltd.	179,000	300,720
Oriental Watch Holdings Ltd.	5,778,000	2,272,339
TOTAL BERMUDA		24,094,902
Canada - 0.0%
Turquoise Hill Resources Ltd. (a)	57,400	441,981
Cayman Islands - 8.6%
7 Days Group Holdings Ltd. ADR (a)	97,200	1,195,560
Baidu.com, Inc. sponsored ADR (a)	13,000	1,407,900
Baoxin Auto Group Ltd. (a)	711,000	738,008
Belle International Holdings Ltd.	3,884,000	8,634,005
Chailease Holding Co. Ltd.	386,000	1,032,645
Changyou.com Ltd. (A Shares) ADR	109,200	3,363,360
China Lodging Group Ltd. ADR (a)	79,300	1,440,088
China Metal Recycling (Holdings) Ltd.	1,071,600	1,302,987
China Sanjiang Fine Chemicals	1,860,000	822,627
China Shanshui Cement Group Ltd.	3,834,000	2,817,882
China Shineway Pharmaceutical Group Ltd.	1,565,000	2,861,451
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,606,000	793,122
Coastal Energy Co. (a)	28,600	629,693
Country Garden Holdings Co. Ltd.	5,429,000	2,891,117
ENN Energy Holdings Ltd.	678,000	3,247,763
Haitian International Holdings Ltd.	1,211,000	1,528,701
Hengan International Group Co. Ltd.	855,000	8,577,120
Hengdeli Holding Ltd.	940,000	329,680
Honghua Group Ltd.	4,693,000	1,996,918
Kingsoft Corp. Ltd.	2,125,000	1,849,518
KWG Property Holding Ltd.	5,847,500	4,433,466
Lee & Man Paper Manufacturing Ltd.	7,427,000	5,008,537
Longfor Properties Co. Ltd.	1,950,500	3,656,842
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	172,300	3,611,408
New World Department Store China Ltd.	3,289,000	2,209,517
O-Net Communications Group Ltd.	2,756,000	682,301
Pacific Textile Holdings Ltd.	882,000	793,816
Pactera Technology International Ltd. ADR	63,614	510,820
Sa Sa International Holdings Ltd.	2,504,000	2,260,103

	Shares	Value
Samson Holding Ltd.	15,355,000	$ 2,494,688
Shenzhou International Group Holdings Ltd.	158,000	383,825
Shimao Property Holdings Ltd.	1,316,500	2,909,561
SOHO China Ltd.	3,003,000	2,702,754
SouFun Holdings Ltd. ADR (d)	111,800	2,886,676
Springland International Holdings Ltd.	3,748,000	2,242,401
SPT Energy Group, Inc.	1,568,000	731,898
TCC International Holdings Ltd.	848,000	294,133
Tencent Holdings Ltd.	747,600	26,162,240
Tiangong International Co. Ltd.	3,066,000	944,856
TPK Holding Co. Ltd.	214,000	3,681,409
Uni-President China Holdings Ltd.	1,957,000	2,293,773
Wynn Macau Ltd. (a)	1,495,600	4,194,406
Xueda Education Group sponsored ADR	345,700	1,016,358
Yingde Gases Group Co. Ltd.	1,411,500	1,583,419
Youyuan International Holdings Ltd.	1,968,000	459,303
Zhen Ding Technology Holding Ltd.	191,000	468,930
TOTAL CAYMAN ISLANDS		126,077,585
China - 12.8%
Air China Ltd. (H Shares)	6,542,000	5,601,114
China Communications Services Corp. Ltd. (H Shares)	14,168,000	8,622,761
China Construction Bank Corp. (H Shares)	42,369,000	36,548,548
China Eastern Airlines Corp. Ltd. (H Shares) (a)	5,250,000	2,391,854
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,857,000	2,394,525
China Merchants Bank Co. Ltd. (H Shares)	2,837,000	6,796,743
China Minsheng Banking Corp. Ltd. (H Shares)	5,746,000	8,253,661
China National Building Materials Co. Ltd. (H Shares)	4,900,000	7,821,905
China Oilfield Services Ltd. (H Shares)	1,702,000	3,686,928
China Pacific Insurance Group Co. Ltd. (H Shares)	2,196,600	8,582,018
China Petroleum & Chemical Corp. (H Shares)	10,794,000	13,096,281
China Railway Construction Corp. Ltd. (H Shares)	10,151,500	10,969,076
China Railway Group Ltd. (H Shares)	10,950,000	6,240,684
China Southern Airlines Ltd. (H Shares)	9,858,000	5,923,393
China Suntien Green Energy Corp. Ltd. (H Shares)	9,341,000	2,071,656
Chongqing Machinery & Electric Co. Ltd. (H Shares)	6,312,000	1,098,744
Great Wall Motor Co. Ltd. (H Shares)	1,419,500	5,774,715
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,700,800	3,087,818
Huaneng Renewables Corp. Ltd. (H Shares) (a)	7,348,000	1,402,254
Industrial & Commercial Bank of China Ltd. (H Shares)	40,405,000	30,425,923
Common Stocks - continued
	Shares	Value
China - continued
Maanshan Iron & Steel Ltd. (H Shares) (a)	4,424,000	$ 1,374,763
Ping An Insurance Group Co. China Ltd. (H Shares)	1,399,500	12,550,639
Sinotrans Ltd. (H Shares)	4,647,000	844,866
Yantai Changyu Pioneer Wine Co. (B Shares)	109,600	677,068
TOTAL CHINA		186,237,937
Hong Kong - 14.3%
AIA Group Ltd.	7,825,000	31,126,860
BOC Hong Kong (Holdings) Ltd.	2,412,000	8,319,493
Cheung Kong Holdings Ltd.	1,158,000	18,992,908
China Everbright Ltd.	1,786,000	3,366,857
China Mobile Ltd.	3,292,000	35,995,394
China Resources Power Holdings Co. Ltd.	2,122,000	5,869,059
CITIC Pacific Ltd.	6,245,000	10,049,462
City Telecom (HK) Ltd. (CTI)	5,820,000	1,771,050
Galaxy Entertainment Group Ltd. (a)	2,362,000	10,644,441
Hysan Development Co. Ltd.	1,231,000	6,198,333
Lai Sun Development Co. Ltd. (a)	17,139,000	751,381
Lenovo Group Ltd.	10,624,000	11,054,966
Magnificent Estates Ltd.	6,280,000	376,538
Melco International Development Ltd.	1,600,000	2,578,848
New World Development Co. Ltd.	6,949,838	12,778,798
PCCW Ltd.	23,743,000	10,500,875
Power Assets Holdings Ltd.	1,673,000	14,496,428
Singamas Container Holdings Ltd.	5,444,000	1,572,396
Sun Hung Kai Properties Ltd.	1,118,455	18,358,733
Vitasoy International Holdings Ltd.	1,546,000	1,628,648
Wing Hang Bank Ltd.	294,000	3,082,007
TOTAL HONG KONG		209,513,475
India - 9.8%
Aditya Birla Nuvo Ltd.	144,331	3,076,804
Apollo Hospitals Enterprise Ltd.	148,828	2,258,610
Apollo Tyres Ltd. (a)	1,705,002	2,752,326
Axis Bank Ltd.	300,977	8,503,342
Britannia Industries Ltd. (a)	60,530	547,639
Cairn India Ltd.	432,799	2,626,446
Cox & Kings India Ltd.	272,710	695,404
Dena Bank	1,152,618	2,423,017
Dish TV India Ltd. (a)	720,138	972,575
Gateway Distriparks Ltd.	711,052	1,801,821
Grasim Industries Ltd. (a)	136,545	7,950,722
Hathway Cable & Datacom Ltd. (a)	541,559	2,586,065
HCL Infosystems Ltd.	1,248,955	853,345
HDFC Bank Ltd.	1,189,198	14,368,839
Hindalco Industries Ltd.	3,232,705	7,050,968
Housing Development Finance Corp. Ltd. (a)	986,440	14,563,761
ICICI Bank Ltd.	317,185	7,071,942
IDBI Bank Ltd.	773,872	1,562,996

	Shares	Value
INFO Edge India Ltd.	35,689	$ 231,183
Infotech Enterprises Ltd.	279,681	905,846
Ipca Laboratories Ltd.	157,851	1,458,659
ITC Ltd.	1,516,701	8,758,574
Jaypee Infratech Ltd. (a)	1,444,828	1,351,941
Jubilant Foodworks Ltd. (a)	38,001	856,387
Larsen & Toubro Ltd.	228,906	6,624,847
Mahindra & Mahindra Financial Services Ltd.	178,588	3,475,217
Manappuram General Finance & Leasing Ltd.	1,235,432	1,009,912
Maruti Suzuki India Ltd.	161,371	4,790,697
McLeod Russel India Ltd. (a)	326,072	2,215,637
MindTree Consulting Ltd.	86,420	1,279,389
Muthoot Finance Ltd. (a)	484,741	2,070,442
NIIT Technologies Ltd.	308,873	1,530,306
NTPC Ltd.	1,053,859	3,107,672
Opto Circuits India Ltd.	420,145	626,176
Petronet LNG Ltd.	1,529,759	4,357,408
Shriram City Union Finance Ltd. (a)	116,415	2,400,192
Simplex Infrastructures Ltd. (a)	107,775	372,838
Strides Arcolab Ltd.	162,583	3,314,221
Tata Chemicals Ltd. (a)	498,327	3,347,279
Tech Mahindra Ltd. (a)	123,023	2,306,782
Yes Bank Ltd.	416,951	4,086,550
Zydus Wellness Ltd.	30,317	283,594
TOTAL INDIA		142,428,371
Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	17,735,000	1,389,900
PT Bank Bukopin Tbk	30,934,000	2,137,222
PT Bank Mandiri (Persero) Tbk	11,383,000	10,622,922
PT Bank Rakyat Indonesia Tbk	22,842,000	18,725,781
PT BISI International Tbk	6,945,000	572,929
PT Global Mediacom Tbk	18,355,500	4,116,842
PT Kalbe Farma Tbk	29,997,000	3,371,654
PT Media Nusantara Citra Tbk	2,771,000	678,639
PT Pembangunan Perumahan Persero Tbk	27,536,500	2,470,397
PT Telkomunikasi Indonesia Tbk Series B	10,696,000	10,759,553
PT Tempo Scan Pacific Tbk	3,713,500	1,359,410
TOTAL INDONESIA		56,205,249
Isle of Man - 0.5%
Genting Singapore PLC	5,303,000	6,641,336
Japan - 0.2%
Suzuki Motor Corp.	86,700	2,268,829
Korea (South) - 18.5%
BS Financial Group, Inc.	489,420	6,477,557
Chong Kun Dang Pharmaceutical Corp.	20,260	790,468
CJ CheilJedang Corp.	9,712	3,311,689
CJ Corp.	81,483	9,361,470
DGB Financial Group Co. Ltd.	671,860	9,015,684
Dongbu Insurance Co. Ltd.	40,760	1,749,517
Hanjin Shipping Co. Ltd. (a)	243,500	2,618,496
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hotel Shilla Co.	149,000	$ 6,279,031
Hyundai Hysco Co. Ltd.	111,840	3,875,302
Hyundai Steel Co.	91,021	6,935,266
Hyundai Wia Corp.	21,493	2,903,898
Industrial Bank of Korea	386,110	4,364,989
KCC Corp.	5,567	1,488,954
Korea Electric Power Corp. (a)	202,860	6,026,008
LG Chemical Ltd.	37,800	10,579,037
LG Home Shopping, Inc.	15,329	2,403,587
LG International Corp.	133,619	5,526,469
LG Telecom Ltd.	296,180	2,215,885
LIG Insurance Co. Ltd.	43,060	1,011,188
Lotte Samkang Co. Ltd.	12,393	7,779,724
Paradise Co. Ltd.	113,885	2,009,716
POSCO	52,972	17,331,234
S-Oil Corp.	94,950	8,543,674
Samsung Electronics Co. Ltd.	65,321	86,933,752
Samsung Fire & Marine Insurance Co. Ltd.	41,508	8,412,158
Samsung Heavy Industries Ltd.	316,600	11,130,364
SBS Contents Hub Co. Ltd.	48,411	629,604
Shinhan Financial Group Co. Ltd.	290,640	10,938,967
SK Chemicals Co. Ltd.	31,198	1,714,727
SK Energy Co. Ltd.	74,300	11,711,700
SK Holdings Co. Ltd.	54,679	8,644,025
Soulbrain Co. Ltd.	64,933	2,312,620
Woori Finance Holdings Co. Ltd.	430,880	5,069,129
TOTAL KOREA (SOUTH)		270,095,889
Malaysia - 1.4%
Bumiputra-Commerce Holdings Bhd	5,090,700	11,813,308
Glomac Bhd	4,091,300	1,125,865
Malaysian Plantations Bhd	1,991,300	2,736,676
Telekom Malaysia Bhd	1,906,500	3,405,560
TIME dotCom Bhd	1,149,500	1,368,893
Top Glove Corp. Bhd	407,200	685,438
TOTAL MALAYSIA		21,135,740
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	546,877	4,163,068
Philippines - 1.4%
Alliance Global Group, Inc.	975,400	453,318
Cebu Air, Inc.	996,000	1,516,875
Manila Water Co., Inc.	8,153,200	7,189,877
PUREGOLD Price Club, Inc.	3,706,700	3,182,244
Security Bank Corp.	1,018,660	4,346,383
SM Investments Corp.	166,620	3,896,395
TOTAL PHILIPPINES		20,585,092
Singapore - 3.1%
Ascendas Real Estate Investment Trust	3,529,000	7,213,970
Avago Technologies Ltd.	156,100	5,583,697

	Shares	Value
First Resources Ltd.	1,846,000	$ 2,915,954
Global Logistic Properties Ltd.	2,251,000	5,019,804
Mapletree Industrial (REIT)	3,746,000	4,146,584
Mapletree Logistics Trust (REIT)	5,739,012	5,425,317
StarHub Ltd.	1,045,000	3,292,934
UOL Group Ltd.	1,588,000	8,019,230
Wing Tai Holdings Ltd.	883,000	1,359,120
Yanlord Land Group Ltd. (a)	2,098,000	2,729,188
TOTAL SINGAPORE		45,705,798
Taiwan - 11.2%
ASUSTeK Computer, Inc.	1,066,000	12,201,422
Chicony Electronics Co. Ltd.	1,300,085	3,605,722
Chinatrust Financial Holding Co. Ltd.	16,316,736	9,338,057
Chipbond Technology Corp.	2,510,000	5,167,897
ECLAT Textile Co. Ltd.	125,000	529,123
Far EasTone Telecommunications Co. Ltd.	2,449,000	6,228,239
Fubon Financial Holding Co. Ltd.	7,177,000	9,174,797
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,391,770	18,268,384
MediaTek, Inc.	1,193,000	13,049,069
Mega Financial Holding Co. Ltd.	7,350,000	6,010,921
Novatek Microelectronics Corp.	686,000	2,729,597
Radiant Opto-Electronics Corp.	484,910	1,880,196
Taishin Financial Holdings Co. Ltd.	9,088,000	3,600,731
Taiwan Mobile Co. Ltd.	2,957,000	10,514,223
Taiwan Semiconductor Manufacturing Co. Ltd.	14,723,192	50,446,342
Unified-President Enterprises Corp.	5,973,030	10,477,580
Wowprime Corp.	50,000	706,908
TOTAL TAIWAN		163,929,208
Thailand - 6.6%
Advanced Info Service PCL (For. Reg.)	1,204,800	8,484,507
Amata Corp. PCL (For. Reg.)	2,698,400	1,845,988
Bangchak Petroleum PCL (For. Reg.)	1,184,500	1,429,980
Bangkok Expressway PCL (For.Reg.)	1,500,100	2,075,088
BEC World PCL (For. Reg.)	1,281,000	3,114,437
Charoen Pokphand Foods PCL (For. Reg.)	3,902,100	4,645,357
Home Product Center PCL (For. Reg.)	1,428,840	661,234
Kasikornbank PCL:
NVDR	225,600	1,501,730
(For. Reg.)	1,767,800	11,856,472
LPN Development PCL unit	7,334,400	5,337,240
Preuksa Real Estate PCL (For. Reg.)	3,560,400	3,581,891
PTT Global Chemical PCL (For. Reg.)	2,592,838	6,955,971
PTT PCL (For. Reg.)	1,401,600	16,027,686
Siam Commercial Bank PCL (For. Reg.)	2,697,800	16,194,038
Sino Thai Engineering & Construction PCL (For. Reg.)	3,533,800	3,318,122
Thai Tap Water Supply PCL	5,834,000	2,015,097
Thanachart Capital PCL (For. Reg.)	2,122,700	2,758,371
Common Stocks - continued
	Shares	Value
Thailand - continued
Total Access Communication PCL unit	1,228,400	$ 3,563,266
Toyo-Thai Corp. PCL NVDR	823,400	980,238
TOTAL THAILAND		96,346,713
United Kingdom - 0.9%
HSBC Holdings PLC (Hong Kong)	257,489	2,915,869
Standard Chartered PLC (Hong Kong)	306,756	8,084,809
Vedanta Resources PLC	97,500	1,861,805
TOTAL UNITED KINGDOM		12,862,483
United States of America - 1.6%
China Natural Gas, Inc. (a)(d)	84,700	71,995
Citigroup, Inc.	148,600	6,264,976
Cognizant Technology Solutions Corp. Class A (a)	121,400	9,491,052
Las Vegas Sands Corp.	121,900	6,734,975
Yum! Brands, Inc.	16,900	1,097,486
TOTAL UNITED STATES OF AMERICA		23,660,484
TOTAL COMMON STOCKS (Cost $1,256,353,683)		1,414,413,673
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	40,995,185	$ 40,995,185
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	203,200	203,200
TOTAL MONEY MARKET FUNDS (Cost $41,198,385)		41,198,385
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,297,552,068)		1,455,612,058
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,746,499
NET ASSETS - 100%		$ 1,460,358,557
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,638
Fidelity Securities Lending Cash Central Fund	4,991
Total	$ 19,629
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 114,397,020	$ 114,397,020	$ -	$ -
Consumer Staples	57,867,530	57,867,530	-	-
Energy	80,805,418	67,709,137	13,096,281	-
Financials	512,196,973	485,417,306	26,779,667	-
Health Care	16,726,087	16,726,087	-	-
Industrials	112,928,752	110,536,898	2,391,854	-
Information Technology	269,161,705	218,715,363	50,446,342	-
Materials	92,787,324	66,202,381	25,281,956	1,302,987
Telecommunication Services	106,723,140	59,968,193	46,754,947	-
Utilities	50,819,724	44,793,716	6,026,008	-
Money Market Funds	41,198,385	41,198,385	-	-
Total Investments in Securities:	$ 1,455,612,058	$ 1,283,532,016	$ 170,777,055	$ 1,302,987
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,303,259,905. Net unrealized appreciation aggregated $152,352,153, of which $190,350,171 related to appreciated investment securities and $37,998,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Emerging Markets Fund

January 31, 2013

1.931232.101

TEK-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.2%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd. (Australia) (a)	230,902	$ 274,494
Austria - 0.3%
Erste Bank AG (a)	13,990	470,806
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	56,234	347,337
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia) (a)	186,524	181,864
BW Offshore Ltd.	461,499	475,615
Cosan Ltd. Class A	24,748	486,793
GP Investments Ltd. (depositary receipt) (a)	128,422	339,862
Kunlun Energy Co. Ltd.	176,000	365,825
Pacific Basin Shipping Ltd.	43,000	25,006
Seadrill Ltd.	7,114	281,674
Shangri-La Asia Ltd.	74,000	175,186
TOTAL BERMUDA		2,331,825
Brazil - 8.5%
Anhanguera Educacional Participacoes SA	39,100	760,853
Arezzo Industria e Comercio SA	12,000	225,977
Banco do Brasil SA	36,450	446,622
BM&F Bovespa SA	126,100	882,735
BR Properties SA	27,300	354,385
Brasil Brokers Participacoes SA	41,500	131,710
CCR SA	38,100	393,178
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	5,400	254,124
Companhia de Saneamento de Minas Gerais	11,814	287,497
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	23,575	380,972
Estacio Participacoes SA	13,500	298,968
Fibria Celulose SA (a)	15,700	192,372
Gerdau SA sponsored ADR	60,800	536,864
Itau Unibanco Holding SA sponsored ADR	92,020	1,585,505
Mills Estruturas e Servicos de Engenharia SA	23,100	388,606
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	19,106	345,628
sponsored ADR	29,508	539,406
Sul America SA unit	35,400	331,006
Telefonica Brasil SA sponsored ADR	19,340	486,981
TIM Participacoes SA sponsored ADR	8,400	184,800
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	31,000	$ 748,321
Vale SA (PN-A) sponsored ADR	113,800	2,190,650
TOTAL BRAZIL		11,947,160
Canada - 1.6%
Barrick Gold Corp.	11,000	350,271
First Quantum Minerals Ltd.	23,100	465,752
Goldcorp, Inc.	11,800	415,615
Guyana Goldfields, Inc. (a)	1,500	5,083
Guyana Goldfields, Inc. (a)(f)(h)	35,100	118,947
Pan American Silver Corp.	11,000	192,610
Torex Gold Resources, Inc. (a)	128,100	256,868
Uranium One, Inc. (a)	9,800	26,725
Yamana Gold, Inc.	25,200	411,831
TOTAL CANADA		2,243,702
Cayman Islands - 5.4%
21Vianet Group, Inc. ADR (a)	18,320	181,734
Ajisen (China) Holdings Ltd.	231,000	176,629
Anta Sports Products Ltd.	327,000	305,269
Anton Oilfield Services Group	762,000	363,540
Baidu.com, Inc. sponsored ADR (a)	4,334	469,372
Belle International Holdings Ltd.	284,000	631,323
China Liansu Group Holdings Ltd.	359,000	253,671
Eurasia Drilling Co. Ltd. GDR (Reg. S)	18,517	701,794
Geely Automobile Holdings Ltd.	465,000	242,831
Gourmet Master Co. Ltd.	43,000	291,229
Greatview Aseptic Pack Co. Ltd.	745,000	451,492
Haitian International Holdings Ltd.	190,000	239,846
Hengan International Group Co. Ltd.	113,000	1,133,584
Hilong Holdings Ltd.	192,000	72,043
SPT Energy Group, Inc.	288,000	134,430
Tencent Holdings Ltd.	16,700	584,416
Uni-President China Holdings Ltd.	442,000	518,062
Veripos (a)	55,065	202,604
Xueda Education Group sponsored ADR	39,700	116,718
Yingde Gases Group Co. Ltd.	415,500	466,107
TOTAL CAYMAN ISLANDS		7,536,694
Chile - 0.7%
Aguas Andinas SA	346,391	256,497
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	15,724	$ 341,971
Inversiones La Construccion SA	20,068	393,781
TOTAL CHILE		992,249
China - 6.8%
BBMG Corp. (H Shares)	422,000	393,955
China Coal Energy Co. Ltd. (H Shares)	314,000	350,220
China Communications Construction Co. Ltd. (H Shares)	418,000	424,177
China Construction Bank Corp. (H Shares)	2,360,000	2,035,794
China Pacific Insurance Group Co. Ltd. (H Shares)	304,300	1,188,886
China Shenhua Energy Co. Ltd. (H Shares)	228,000	980,452
China Suntien Green Energy Corp. Ltd. (H Shares)	1,743,800	386,742
China Telecom Corp. Ltd. (H Shares)	732,257	398,823
Dongfeng Motor Group Co. Ltd. (H Shares)	330,000	538,696
Industrial & Commercial Bank of China Ltd. (H Shares)	1,990,000	1,498,517
Maanshan Iron & Steel Ltd. (H Shares) (a)	1,016,000	315,723
PICC Property & Casualty Co. Ltd. (H Shares)	284,000	432,112
Shanghai Electric Group Co. Ltd. (H Shares)	750,000	310,429
Weichai Power Co. Ltd. (H Shares)	91,400	377,131
TOTAL CHINA		9,631,657
Colombia - 0.5%
Ecopetrol SA ADR	11,442	724,279
Cyprus - 0.2%
Globaltrans Investment PLC:
GDR (f)	6,900	106,950
GDR (Reg. S)	11,600	179,800
TOTAL CYPRUS		286,750
Egypt - 0.2%
Orascom Telecom Holding SAE unit (a)	81,000	264,060
Hong Kong - 0.9%
China Resources Power Holdings Co. Ltd.	92,000	254,455
Lenovo Group Ltd.	748,000	778,343
Sinotruk Hong Kong Ltd.	377,500	252,627
TOTAL HONG KONG		1,285,425
India - 4.0%
Axis Bank Ltd.	30,094	850,230
Bharti Airtel Ltd. (a)	52,325	333,544
Bharti Infratel Ltd.	28,235	108,250
Grasim Industries Ltd. (a)	2,523	146,909
Common Stocks - continued
	Shares	Value
India - continued
Indiabulls Real Estate Ltd. (a)	215,902	$ 311,645
ITC Ltd.	186,171	1,075,092
JK Cement Ltd. (a)	18,953	113,931
Larsen & Toubro Ltd.	15,508	448,822
LIC Housing Finance Ltd. (a)	74,900	395,764
Lupin Ltd. (a)	23,374	265,132
Maruti Suzuki India Ltd.	14,567	432,457
Phoenix Mills Ltd. (a)	15,077	76,977
Power Grid Corp. of India Ltd.	86,130	178,161
SREI Infrastructure Finance Ltd.	574,520	397,392
State Bank of India	11,091	507,552
TOTAL INDIA		5,641,858
Indonesia - 2.0%
PT Bakrieland Development Tbk (a)	30,474,000	169,692
PT Bank Rakyat Indonesia Tbk	671,000	550,083
PT Bank Tabungan Negara Tbk	2,037,700	340,403
PT Indo Tambangraya Megah Tbk	60,000	256,457
PT Jasa Marga Tbk	605,000	343,128
PT Telkomunikasi Indonesia Tbk:
Series B	151,500	152,400
sponsored ADR	26,879	1,065,752
TOTAL INDONESIA		2,877,915
Israel - 0.2%
Check Point Software Technologies Ltd. (a)	580	29,000
NICE Systems Ltd. sponsored ADR (a)	7,500	276,675
TOTAL ISRAEL		305,675
Italy - 0.1%
Saipem SpA	5,161	146,459
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	39,100	316,515
Kenya - 0.4%
Equity Bank Ltd.	1,158,000	346,805
Safaricom Ltd.	3,920,344	243,764
TOTAL KENYA		590,569
Korea (South) - 10.1%
AMOREPACIFIC Group, Inc.	1,031	390,412
E-Mart Co. Ltd.	4,155	924,173
GS Engineering & Construction Corp.	6,486	332,047
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hana Financial Group, Inc.	23,340	$ 836,628
Hankook Shell Oil Co. Ltd.	157	36,219
Hyundai Heavy Industries Co. Ltd.	1,851	365,773
KB Financial Group, Inc.	24,530	873,976
Korea Electric Power Corp. (a)	13,170	391,218
Korean Reinsurance Co.	34,170	359,598
KT&G Corp.	5,981	417,237
LG Chemical Ltd.	2,901	811,899
LG Corp.	7,265	428,017
Lotte Chemical Corp.	1,192	276,633
LS Industrial Systems Ltd.	6,785	420,317
Orion Corp.	446	416,891
POSCO sponsored ADR	8,000	651,680
Samsung Electronics Co. Ltd.	3,926	5,224,997
Samsung Fire & Marine Insurance Co. Ltd.	1,282	259,815
Shinhan Financial Group Co. Ltd.	15,040	566,068
Shinhan Financial Group Co. Ltd. sponsored ADR	6,378	239,111
SK Hynix, Inc.	1,270	28,481
TOTAL KOREA (SOUTH)		14,251,190
Luxembourg - 0.4%
Subsea 7 SA	24,400	590,470
Malaysia - 0.5%
Axiata Group Bhd	179,000	362,955
Petronas Dagangan Bhd	37,200	272,744
TOTAL MALAYSIA		635,699
Mexico - 3.9%
America Movil S.A.B. de CV Series L sponsored ADR	63,960	1,609,234
CEMEX SA de CV sponsored ADR	58,988	640,020
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)	14,470	211,117
El Puerto de Liverpool SA Class C	29,600	328,043
Fibra Uno Administracion SA de CV	82,600	258,819
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	8,200	884,698
Grupo Comercial Chedraui de CV	137,000	475,286
Grupo Televisa SA de CV (CPO) sponsored ADR	37,300	1,044,773
TOTAL MEXICO		5,451,990
Netherlands - 0.0%
ASML Holding NV (Netherlands)	300	22,505
Nigeria - 1.4%
Guaranty Trust Bank PLC	734,975	114,911
Common Stocks - continued
	Shares	Value
Nigeria - continued
Guaranty Trust Bank PLC GDR (Reg. S)	103,900	$ 831,200
Zenith Bank PLC	7,964,276	1,038,929
TOTAL NIGERIA		1,985,040
Norway - 0.8%
ElectroMagnetic GeoServices ASA (a)	146,174	299,685
Sevan Drilling ASA (a)	136,425	97,894
TGS Nopec Geophysical Co. ASA	18,228	680,685
TOTAL NORWAY		1,078,264
Panama - 0.4%
Copa Holdings SA Class A	4,500	493,200
Philippines - 1.3%
Metro Pacific Investments Corp.	3,331,000	425,478
Metropolitan Bank & Trust Co.	198,000	512,631
Robinsons Land Corp.	1,581,000	831,083
TOTAL PHILIPPINES		1,769,192
Poland - 0.5%
Eurocash SA	18,800	305,914
Powszechny Zaklad Ubezpieczen SA	3,465	456,777
TOTAL POLAND		762,691
Russia - 5.7%
Bank St. Petersburg OJSC	51,800	89,906
DIXY Group OJSC (a)	23,905	342,294
E.ON Russia JSC (a)	9,237,800	845,352
Gazprom OAO sponsored ADR	58,932	556,907
Lukoil Oil Co.	3,600	242,399
Magnit OJSC	2,822	531,358
Magnit OJSC GDR (Reg. S)	5,800	257,868
Magnitogorsk Iron & Steel Works OJSC unit	44,300	200,679
Mobile TeleSystems OJSC (a)	143,140	1,222,690
Mobile TeleSystems OJSC sponsored ADR	26,840	527,674
Raspadskaya OAO (a)	57,212	124,672
Rosneft Oil Co. OJSC (a)	17,300	153,597
RusHydro JSC:
ADR rights (a)	25,709	0
sponsored ADR	98,290	240,712
Sberbank (Savings Bank of the Russian Federation) (a)	584,950	2,131,875
Sistema JSFC (a)	289,500	254,948
Common Stocks - continued
	Shares	Value
Russia - continued
Tatneft OAO sponsored ADR	4,300	$ 198,531
TNK-BP Holding	60,206	133,664
TOTAL RUSSIA		8,055,126
Singapore - 0.7%
First Resources Ltd.	217,000	342,775
Global Logistic Properties Ltd.	167,000	372,415
Super Group Ltd. Singapore	113,000	314,992
TOTAL SINGAPORE		1,030,182
South Africa - 2.9%
Absa Group Ltd.	10,461	200,567
Anglo Platinum Ltd.	5,100	249,728
Aspen Pharmacare Holdings Ltd.	24,600	453,308
Blue Label Telecoms Ltd.	208,700	203,452
Impala Platinum Holdings Ltd.	38,900	706,205
JSE Ltd.	58,270	446,880
Life Healthcare Group Holdings Ltd.	101,300	356,279
Naspers Ltd. Class N	16,200	1,048,306
Reunert Ltd.	23,700	197,656
Wilson Bayly Holmes-Ovcon Ltd.	12,200	211,404
TOTAL SOUTH AFRICA		4,073,785
Taiwan - 5.4%
Cheng Uei Precision Industries Co. Ltd.	58,339	109,842
Chipbond Technology Corp.	66,000	135,889
Chroma ATE, Inc.	105,000	225,076
ECLAT Textile Co. Ltd.	95,000	402,133
Hon Hai Precision Industry Co. Ltd. (Foxconn)	271,500	775,977
MediaTek, Inc.	59,000	645,344
Synnex Technology International Corp.	216,000	438,144
Taiwan Fertilizer Co. Ltd.	233,000	577,569
Taiwan Mobile Co. Ltd.	75,000	266,678
Taiwan Semiconductor Manufacturing Co. Ltd.	538,000	1,843,359
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	60,600	1,075,044
Unified-President Enterprises Corp.	384,660	674,751
Yuanta Financial Holding Co. Ltd.	709,000	384,152
TOTAL TAIWAN		7,553,958
Thailand - 1.1%
Bangkok Bank Public Co. Ltd. (For. Reg.)	131,300	968,679
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT Exploration and Production PCL (For. Reg.)	36,200	$ 201,516
PTT Global Chemical PCL (For. Reg.)	137,700	369,417
TOTAL THAILAND		1,539,612
Turkey - 1.6%
Aygaz A/S	72,000	406,107
TAV Havalimanlari Holding A/S	78,000	485,629
Turkiye Halk Bankasi A/S	28,300	279,983
Turkiye Is Bankasi A/S Series C	110,900	409,865
Turkiye Petrol Rafinerile A/S	24,000	661,834
TOTAL TURKEY		2,243,418
United Kingdom - 0.7%
Evraz PLC	50,300	230,153
Hikma Pharmaceuticals PLC	21,015	268,805
Kazakhmys PLC	45,000	521,001
TOTAL UNITED KINGDOM		1,019,959
United States of America - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	8,121	634,900
Universal Display Corp. (a)	9,027	251,131
TOTAL UNITED STATES OF AMERICA		886,031
TOTAL COMMON STOCKS (Cost $89,548,663)		101,657,741
Nonconvertible Preferred Stocks - 3.3%

Brazil - 1.1%
Banco do Estado Rio Grande do Sul SA	60,150	515,006
Braskem SA (PN-A)	51,300	386,679
Companhia Paranaense de Energia-Copel (PN-B)	1,635	26,766
Lojas Americanas SA (PN)	66,433	592,821
TOTAL BRAZIL		1,521,272
Chile - 0.2%
Embotelladora Andina SA Class A	46,933	242,980
Korea (South) - 0.8%
Hyundai Motor Co. Series 2	9,589	658,356
Samsung Electronics Co. Ltd.	653	508,951
TOTAL KOREA (SOUTH)		1,167,307
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 1.2%
Sberbank (Savings Bank of the Russian Federation) (a)	334,100	$ 869,871
Surgutneftegaz JSC (a)	1,151,250	876,441
TOTAL RUSSIA		1,746,312
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,140,546)		4,677,871
Nonconvertible Bonds - 8.9%
		Principal Amount (d)
Bermuda - 0.2%
Qtel International Finance Ltd. 5% 10/19/25 (f)		$ 200,000	221,700
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		200,000	235,000
Cayman Islands - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		100,000	107,750
Costa Rica - 0.2%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		200,000	231,000
Croatia - 0.5%
Agrokor d.d. 8.875% 2/1/20 (f)		200,000	224,750
Hrvatska Elektroprivreda 6% 11/9/17 (f)		400,000	426,500
TOTAL CROATIA			651,250
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		300,000	314,250
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	235,500
TOTAL GEORGIA			549,750
Guatemala - 0.1%
Industrial Senior Trust 5.5% 11/1/22 (f)		100,000	101,000
Indonesia - 0.8%
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		300,000	298,500
PT Pertamina Persero:
5.25% 5/23/21 (f)		550,000	605,000
6.5% 5/27/41 (f)		200,000	230,000
TOTAL INDONESIA			1,133,500
Ireland - 0.1%
Vnesheconombank Via VEB Finance PLC 5.375% 2/13/17 (f)		200,000	217,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Israel - 0.2%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (f)		$ 200,000	$ 220,000
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (f)		150,000	182,445
Luxembourg - 0.3%
Altice Financing SA 7.875% 12/15/19 (f)		200,000	215,000
Altice Finco SA 9.875% 12/15/20 (f)		200,000	221,000
TOTAL LUXEMBOURG			436,000
Mexico - 0.2%
Petroleos Mexicanos 6.625% (f)(g)		300,000	316,800
Netherlands - 1.1%
Access Finance BV 7.25% 7/25/17 (f)		200,000	214,000
Indo Energy Finance II BV 6.375% 1/24/23 (f)		300,000	307,125
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		400,000	474,520
9.125% 7/2/18 (f)		150,000	193,695
11.75% 1/23/15 (f)		100,000	117,250
Zhaikmunai International BV 7.125% 11/13/19 (f)		200,000	214,500
TOTAL NETHERLANDS			1,521,090
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		200,000	215,000
Peru - 0.0%
Scotiabank Peru SA 4.5% 12/13/27 (f)(i)		30,000	29,550
Philippines - 0.1%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		125,000	170,938
Sweden - 0.1%
PKO Finance AB 4.63% 9/26/22 (f)		200,000	209,500
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)		100,000	133,000
United States of America - 0.2%
Pemex Project Funding Master Trust 8.625% 2/1/22		175,000	221,813
Venezuela - 3.8%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,100,000	1,047,750
5.375% 4/12/27		400,000	286,000
5.5% 4/12/37		1,100,000	764,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (f)		$ 1,300,000	$ 1,274,000
12.75% 2/17/22 (f)		1,750,000	1,990,625
TOTAL VENEZUELA			5,362,875
TOTAL NONCONVERTIBLE BONDS (Cost $11,653,048)			12,467,461
Government Obligations - 13.7%

Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (f)		200,000	207,400
Azerbaijan - 0.2%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		300,000	327,750
Barbados - 0.1%
Barbados Government 7% 8/4/22 (f)		100,000	106,000
Belarus - 0.2%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		225,000	236,250
8.95% 1/26/18		100,000	106,500
TOTAL BELARUS			342,750
Belize - 0.2%
Belize Government 8.5% 2/20/29 (c)(f)		600,000	348,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (f)		100,000	116,000
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (f)		400,000	395,000
Cayman Islands - 0.1%
Cayman Island Government 5.95% 11/24/19 (f)		100,000	117,000
Colombia - 0.1%
Colombian Republic 10.375% 1/28/33		90,000	156,600
Congo - 0.1%
Congo Republic 3% 6/30/29 (e)		94,050	88,407
Croatia - 0.4%
Croatia Republic:
6.25% 4/27/17 (f)		200,000	219,000
Government Obligations - continued
		Principal Amount (d)	Value
Croatia - continued
Croatia Republic: - continued
6.375% 3/24/21 (f)		$ 200,000	$ 225,000
6.625% 7/14/20 (f)		100,000	113,500
TOTAL CROATIA			557,500
Cyprus - 0.1%
Republic of Cyprus 4.625% 2/3/20	EUR	150,000	145,115
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (f)		236,000	245,440
El Salvador - 0.1%
El Salvador Republic 7.375% 12/1/19 (f)		175,000	204,750
Ghana - 0.1%
Ghana Republic 8.5% 10/4/17 (f)		100,000	116,500
Guatemala - 0.3%
Guatemalan Republic 5.75% 6/6/22 (f)		400,000	452,000
Hungary - 0.1%
Hungarian Republic 4.75% 2/3/15		140,000	143,332
Iceland - 0.2%
Republic of Iceland:
4.875% 6/16/16 (f)		100,000	106,250
5.875% 5/11/22 (f)		100,000	112,500
TOTAL ICELAND			218,750
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		550,000	525,250
Ivory Coast - 0.4%
Ivory Coast 7.1% 12/31/32 (Reg. S) (e)		575,000	549,125
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		300,000	292,500
Latvia - 0.3%
Latvian Republic 2.75% 1/12/20 (f)		400,000	394,520
Lebanon - 0.7%
Lebanese Republic:
6.1% 10/4/22		390,000	399,282
11.625% 5/11/16 (Reg. S)		475,000	580,688
TOTAL LEBANON			979,970
Lithuania - 0.4%
Lithuanian Republic:
6.125% 3/9/21 (f)		100,000	120,000
Government Obligations - continued
		Principal Amount (d)	Value
Lithuania - continued
Lithuanian Republic: - continued
6.625% 2/1/22 (f)		$ 200,000	$ 249,100
7.375% 2/11/20 (f)		100,000	127,500
TOTAL LITHUANIA			496,600
Morocco - 0.3%
Moroccan Kingdom 4.25% 12/11/22 (f)		400,000	408,500
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (f)		200,000	222,140
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		500,000	563,750
Nigeria - 0.5%
Republic of Nigeria 6.75% 1/28/21 (f)		550,000	657,250
Panama - 0.1%
Panamanian Republic:
8.875% 9/30/27		55,000	85,113
9.375% 4/1/29		65,000	106,113
TOTAL PANAMA			191,226
Paraguay - 0.1%
Republic of Paraguay 4.625% 1/25/23 (f)		200,000	200,500
Peru - 0.4%
Peruvian Republic 8.75% 11/21/33		345,000	579,600
Philippines - 0.3%
Philippine Republic:
6.375% 10/23/34		150,000	199,875
7.75% 1/14/31		125,000	181,875
TOTAL PHILIPPINES			381,750
Poland - 0.1%
Polish Government:
5% 3/23/22		35,000	40,075
6.375% 7/15/19		135,000	167,400
TOTAL POLAND			207,475
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (f)		200,000	250,000
Romania - 0.3%
Romanian Republic 6.75% 2/7/22 (f)		390,000	469,950
Government Obligations - continued
		Principal Amount (d)	Value
Russia - 0.7%
Russian Federation:
5.625% 4/4/42 (f)		$ 200,000	$ 233,500
7.5% 3/31/30 (Reg. S)		271,250	338,032
12.75% 6/24/28 (Reg. S)		175,000	342,335
TOTAL RUSSIA			913,867
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (f)		200,000	243,000
Serbia - 0.3%
Republic of Serbia 6.75% 11/1/24 (f)		440,000	443,300
Slovakia - 0.3%
Slovakia Republic 4.375% 5/21/22 (f)		400,000	428,000
Slovenia - 0.4%
Republic of Slovenia 5.5% 10/26/22 (f)		600,000	621,000
South Africa - 0.1%
South African Republic 4.665% 1/17/24		100,000	107,750
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	213,500
6.25% 10/4/20 (f)		100,000	108,500
TOTAL SRI LANKA			322,000
Turkey - 1.0%
Turkish Republic:
7% 6/5/20		300,000	375,750
7.5% 7/14/17		100,000	121,000
11.875% 1/15/30		450,000	855,000
TOTAL TURKEY			1,351,750
Ukraine - 0.3%
Ukraine Government:
7.75% 9/23/20 (f)		225,000	235,395
9.25% 7/24/17 (f)		200,000	217,500
TOTAL UKRAINE			452,895
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		75,000	111,750
Venezuela - 1.7%
Venezuelan Republic:
7.75% 10/13/19 (Reg. S)		185,000	179,450
11.75% 10/21/26 (Reg. S)		550,000	622,875
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - continued
Venezuelan Republic: - continued
11.95% 8/5/31 (Reg. S)		$ 1,100,000	$ 1,259,500
12.75% 8/23/22		285,000	341,288
TOTAL VENEZUELA			2,403,113
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (f)		200,000	204,500
TOTAL GOVERNMENT OBLIGATIONS (Cost $17,753,472)			19,261,325
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $4,052,686)	4,052,686	4,052,686
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $127,148,415)		142,117,084
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,434,188)
NET ASSETS - 100%		$ 140,682,896
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,505,290 or 13.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,622
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,481,685	$ 8,481,685	$ -	$ -
Consumer Staples	9,502,491	9,502,491	-	-
Energy	12,663,483	12,663,483	-	-
Financials	28,976,339	28,102,363	873,976	-
Health Care	1,343,524	1,343,524	-	-
Industrials	7,191,720	7,191,720	-	-
Information Technology	14,239,180	12,373,316	1,865,864	-
Materials	12,953,179	12,806,270	146,909	-
Telecommunication Services	7,716,274	7,165,051	551,223	-
Utilities	3,267,737	2,876,519	391,218	-
Corporate Bonds	12,467,461	-	12,467,461	-
Government Obligations	19,261,325	-	19,261,325	-
Money Market Funds	4,052,686	4,052,686	-	-
Total Investments in Securities:	$ 142,117,084	$ 106,559,108	$ 35,557,976	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $127,266,633. Net unrealized appreciation aggregated $14,850,451, of which $17,533,143 related to appreciated investment securities and $2,682,692 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Emerging Markets Fund
Class A
Class T
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity® Total Emerging Markets Fund

1.931273.101

ATEK-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.2%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd. (Australia) (a)	230,902	$ 274,494
Austria - 0.3%
Erste Bank AG (a)	13,990	470,806
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	56,234	347,337
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia) (a)	186,524	181,864
BW Offshore Ltd.	461,499	475,615
Cosan Ltd. Class A	24,748	486,793
GP Investments Ltd. (depositary receipt) (a)	128,422	339,862
Kunlun Energy Co. Ltd.	176,000	365,825
Pacific Basin Shipping Ltd.	43,000	25,006
Seadrill Ltd.	7,114	281,674
Shangri-La Asia Ltd.	74,000	175,186
TOTAL BERMUDA		2,331,825
Brazil - 8.5%
Anhanguera Educacional Participacoes SA	39,100	760,853
Arezzo Industria e Comercio SA	12,000	225,977
Banco do Brasil SA	36,450	446,622
BM&F Bovespa SA	126,100	882,735
BR Properties SA	27,300	354,385
Brasil Brokers Participacoes SA	41,500	131,710
CCR SA	38,100	393,178
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	5,400	254,124
Companhia de Saneamento de Minas Gerais	11,814	287,497
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	23,575	380,972
Estacio Participacoes SA	13,500	298,968
Fibria Celulose SA (a)	15,700	192,372
Gerdau SA sponsored ADR	60,800	536,864
Itau Unibanco Holding SA sponsored ADR	92,020	1,585,505
Mills Estruturas e Servicos de Engenharia SA	23,100	388,606
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	19,106	345,628
sponsored ADR	29,508	539,406
Sul America SA unit	35,400	331,006
Telefonica Brasil SA sponsored ADR	19,340	486,981
TIM Participacoes SA sponsored ADR	8,400	184,800
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	31,000	$ 748,321
Vale SA (PN-A) sponsored ADR	113,800	2,190,650
TOTAL BRAZIL		11,947,160
Canada - 1.6%
Barrick Gold Corp.	11,000	350,271
First Quantum Minerals Ltd.	23,100	465,752
Goldcorp, Inc.	11,800	415,615
Guyana Goldfields, Inc. (a)	1,500	5,083
Guyana Goldfields, Inc. (a)(f)(h)	35,100	118,947
Pan American Silver Corp.	11,000	192,610
Torex Gold Resources, Inc. (a)	128,100	256,868
Uranium One, Inc. (a)	9,800	26,725
Yamana Gold, Inc.	25,200	411,831
TOTAL CANADA		2,243,702
Cayman Islands - 5.4%
21Vianet Group, Inc. ADR (a)	18,320	181,734
Ajisen (China) Holdings Ltd.	231,000	176,629
Anta Sports Products Ltd.	327,000	305,269
Anton Oilfield Services Group	762,000	363,540
Baidu.com, Inc. sponsored ADR (a)	4,334	469,372
Belle International Holdings Ltd.	284,000	631,323
China Liansu Group Holdings Ltd.	359,000	253,671
Eurasia Drilling Co. Ltd. GDR (Reg. S)	18,517	701,794
Geely Automobile Holdings Ltd.	465,000	242,831
Gourmet Master Co. Ltd.	43,000	291,229
Greatview Aseptic Pack Co. Ltd.	745,000	451,492
Haitian International Holdings Ltd.	190,000	239,846
Hengan International Group Co. Ltd.	113,000	1,133,584
Hilong Holdings Ltd.	192,000	72,043
SPT Energy Group, Inc.	288,000	134,430
Tencent Holdings Ltd.	16,700	584,416
Uni-President China Holdings Ltd.	442,000	518,062
Veripos (a)	55,065	202,604
Xueda Education Group sponsored ADR	39,700	116,718
Yingde Gases Group Co. Ltd.	415,500	466,107
TOTAL CAYMAN ISLANDS		7,536,694
Chile - 0.7%
Aguas Andinas SA	346,391	256,497
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	15,724	$ 341,971
Inversiones La Construccion SA	20,068	393,781
TOTAL CHILE		992,249
China - 6.8%
BBMG Corp. (H Shares)	422,000	393,955
China Coal Energy Co. Ltd. (H Shares)	314,000	350,220
China Communications Construction Co. Ltd. (H Shares)	418,000	424,177
China Construction Bank Corp. (H Shares)	2,360,000	2,035,794
China Pacific Insurance Group Co. Ltd. (H Shares)	304,300	1,188,886
China Shenhua Energy Co. Ltd. (H Shares)	228,000	980,452
China Suntien Green Energy Corp. Ltd. (H Shares)	1,743,800	386,742
China Telecom Corp. Ltd. (H Shares)	732,257	398,823
Dongfeng Motor Group Co. Ltd. (H Shares)	330,000	538,696
Industrial & Commercial Bank of China Ltd. (H Shares)	1,990,000	1,498,517
Maanshan Iron & Steel Ltd. (H Shares) (a)	1,016,000	315,723
PICC Property & Casualty Co. Ltd. (H Shares)	284,000	432,112
Shanghai Electric Group Co. Ltd. (H Shares)	750,000	310,429
Weichai Power Co. Ltd. (H Shares)	91,400	377,131
TOTAL CHINA		9,631,657
Colombia - 0.5%
Ecopetrol SA ADR	11,442	724,279
Cyprus - 0.2%
Globaltrans Investment PLC:
GDR (f)	6,900	106,950
GDR (Reg. S)	11,600	179,800
TOTAL CYPRUS		286,750
Egypt - 0.2%
Orascom Telecom Holding SAE unit (a)	81,000	264,060
Hong Kong - 0.9%
China Resources Power Holdings Co. Ltd.	92,000	254,455
Lenovo Group Ltd.	748,000	778,343
Sinotruk Hong Kong Ltd.	377,500	252,627
TOTAL HONG KONG		1,285,425
India - 4.0%
Axis Bank Ltd.	30,094	850,230
Bharti Airtel Ltd. (a)	52,325	333,544
Bharti Infratel Ltd.	28,235	108,250
Grasim Industries Ltd. (a)	2,523	146,909
Common Stocks - continued
	Shares	Value
India - continued
Indiabulls Real Estate Ltd. (a)	215,902	$ 311,645
ITC Ltd.	186,171	1,075,092
JK Cement Ltd. (a)	18,953	113,931
Larsen & Toubro Ltd.	15,508	448,822
LIC Housing Finance Ltd. (a)	74,900	395,764
Lupin Ltd. (a)	23,374	265,132
Maruti Suzuki India Ltd.	14,567	432,457
Phoenix Mills Ltd. (a)	15,077	76,977
Power Grid Corp. of India Ltd.	86,130	178,161
SREI Infrastructure Finance Ltd.	574,520	397,392
State Bank of India	11,091	507,552
TOTAL INDIA		5,641,858
Indonesia - 2.0%
PT Bakrieland Development Tbk (a)	30,474,000	169,692
PT Bank Rakyat Indonesia Tbk	671,000	550,083
PT Bank Tabungan Negara Tbk	2,037,700	340,403
PT Indo Tambangraya Megah Tbk	60,000	256,457
PT Jasa Marga Tbk	605,000	343,128
PT Telkomunikasi Indonesia Tbk:
Series B	151,500	152,400
sponsored ADR	26,879	1,065,752
TOTAL INDONESIA		2,877,915
Israel - 0.2%
Check Point Software Technologies Ltd. (a)	580	29,000
NICE Systems Ltd. sponsored ADR (a)	7,500	276,675
TOTAL ISRAEL		305,675
Italy - 0.1%
Saipem SpA	5,161	146,459
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	39,100	316,515
Kenya - 0.4%
Equity Bank Ltd.	1,158,000	346,805
Safaricom Ltd.	3,920,344	243,764
TOTAL KENYA		590,569
Korea (South) - 10.1%
AMOREPACIFIC Group, Inc.	1,031	390,412
E-Mart Co. Ltd.	4,155	924,173
GS Engineering & Construction Corp.	6,486	332,047
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hana Financial Group, Inc.	23,340	$ 836,628
Hankook Shell Oil Co. Ltd.	157	36,219
Hyundai Heavy Industries Co. Ltd.	1,851	365,773
KB Financial Group, Inc.	24,530	873,976
Korea Electric Power Corp. (a)	13,170	391,218
Korean Reinsurance Co.	34,170	359,598
KT&G Corp.	5,981	417,237
LG Chemical Ltd.	2,901	811,899
LG Corp.	7,265	428,017
Lotte Chemical Corp.	1,192	276,633
LS Industrial Systems Ltd.	6,785	420,317
Orion Corp.	446	416,891
POSCO sponsored ADR	8,000	651,680
Samsung Electronics Co. Ltd.	3,926	5,224,997
Samsung Fire & Marine Insurance Co. Ltd.	1,282	259,815
Shinhan Financial Group Co. Ltd.	15,040	566,068
Shinhan Financial Group Co. Ltd. sponsored ADR	6,378	239,111
SK Hynix, Inc.	1,270	28,481
TOTAL KOREA (SOUTH)		14,251,190
Luxembourg - 0.4%
Subsea 7 SA	24,400	590,470
Malaysia - 0.5%
Axiata Group Bhd	179,000	362,955
Petronas Dagangan Bhd	37,200	272,744
TOTAL MALAYSIA		635,699
Mexico - 3.9%
America Movil S.A.B. de CV Series L sponsored ADR	63,960	1,609,234
CEMEX SA de CV sponsored ADR	58,988	640,020
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)	14,470	211,117
El Puerto de Liverpool SA Class C	29,600	328,043
Fibra Uno Administracion SA de CV	82,600	258,819
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	8,200	884,698
Grupo Comercial Chedraui de CV	137,000	475,286
Grupo Televisa SA de CV (CPO) sponsored ADR	37,300	1,044,773
TOTAL MEXICO		5,451,990
Netherlands - 0.0%
ASML Holding NV (Netherlands)	300	22,505
Nigeria - 1.4%
Guaranty Trust Bank PLC	734,975	114,911
Common Stocks - continued
	Shares	Value
Nigeria - continued
Guaranty Trust Bank PLC GDR (Reg. S)	103,900	$ 831,200
Zenith Bank PLC	7,964,276	1,038,929
TOTAL NIGERIA		1,985,040
Norway - 0.8%
ElectroMagnetic GeoServices ASA (a)	146,174	299,685
Sevan Drilling ASA (a)	136,425	97,894
TGS Nopec Geophysical Co. ASA	18,228	680,685
TOTAL NORWAY		1,078,264
Panama - 0.4%
Copa Holdings SA Class A	4,500	493,200
Philippines - 1.3%
Metro Pacific Investments Corp.	3,331,000	425,478
Metropolitan Bank & Trust Co.	198,000	512,631
Robinsons Land Corp.	1,581,000	831,083
TOTAL PHILIPPINES		1,769,192
Poland - 0.5%
Eurocash SA	18,800	305,914
Powszechny Zaklad Ubezpieczen SA	3,465	456,777
TOTAL POLAND		762,691
Russia - 5.7%
Bank St. Petersburg OJSC	51,800	89,906
DIXY Group OJSC (a)	23,905	342,294
E.ON Russia JSC (a)	9,237,800	845,352
Gazprom OAO sponsored ADR	58,932	556,907
Lukoil Oil Co.	3,600	242,399
Magnit OJSC	2,822	531,358
Magnit OJSC GDR (Reg. S)	5,800	257,868
Magnitogorsk Iron & Steel Works OJSC unit	44,300	200,679
Mobile TeleSystems OJSC (a)	143,140	1,222,690
Mobile TeleSystems OJSC sponsored ADR	26,840	527,674
Raspadskaya OAO (a)	57,212	124,672
Rosneft Oil Co. OJSC (a)	17,300	153,597
RusHydro JSC:
ADR rights (a)	25,709	0
sponsored ADR	98,290	240,712
Sberbank (Savings Bank of the Russian Federation) (a)	584,950	2,131,875
Sistema JSFC (a)	289,500	254,948
Common Stocks - continued
	Shares	Value
Russia - continued
Tatneft OAO sponsored ADR	4,300	$ 198,531
TNK-BP Holding	60,206	133,664
TOTAL RUSSIA		8,055,126
Singapore - 0.7%
First Resources Ltd.	217,000	342,775
Global Logistic Properties Ltd.	167,000	372,415
Super Group Ltd. Singapore	113,000	314,992
TOTAL SINGAPORE		1,030,182
South Africa - 2.9%
Absa Group Ltd.	10,461	200,567
Anglo Platinum Ltd.	5,100	249,728
Aspen Pharmacare Holdings Ltd.	24,600	453,308
Blue Label Telecoms Ltd.	208,700	203,452
Impala Platinum Holdings Ltd.	38,900	706,205
JSE Ltd.	58,270	446,880
Life Healthcare Group Holdings Ltd.	101,300	356,279
Naspers Ltd. Class N	16,200	1,048,306
Reunert Ltd.	23,700	197,656
Wilson Bayly Holmes-Ovcon Ltd.	12,200	211,404
TOTAL SOUTH AFRICA		4,073,785
Taiwan - 5.4%
Cheng Uei Precision Industries Co. Ltd.	58,339	109,842
Chipbond Technology Corp.	66,000	135,889
Chroma ATE, Inc.	105,000	225,076
ECLAT Textile Co. Ltd.	95,000	402,133
Hon Hai Precision Industry Co. Ltd. (Foxconn)	271,500	775,977
MediaTek, Inc.	59,000	645,344
Synnex Technology International Corp.	216,000	438,144
Taiwan Fertilizer Co. Ltd.	233,000	577,569
Taiwan Mobile Co. Ltd.	75,000	266,678
Taiwan Semiconductor Manufacturing Co. Ltd.	538,000	1,843,359
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	60,600	1,075,044
Unified-President Enterprises Corp.	384,660	674,751
Yuanta Financial Holding Co. Ltd.	709,000	384,152
TOTAL TAIWAN		7,553,958
Thailand - 1.1%
Bangkok Bank Public Co. Ltd. (For. Reg.)	131,300	968,679
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT Exploration and Production PCL (For. Reg.)	36,200	$ 201,516
PTT Global Chemical PCL (For. Reg.)	137,700	369,417
TOTAL THAILAND		1,539,612
Turkey - 1.6%
Aygaz A/S	72,000	406,107
TAV Havalimanlari Holding A/S	78,000	485,629
Turkiye Halk Bankasi A/S	28,300	279,983
Turkiye Is Bankasi A/S Series C	110,900	409,865
Turkiye Petrol Rafinerile A/S	24,000	661,834
TOTAL TURKEY		2,243,418
United Kingdom - 0.7%
Evraz PLC	50,300	230,153
Hikma Pharmaceuticals PLC	21,015	268,805
Kazakhmys PLC	45,000	521,001
TOTAL UNITED KINGDOM		1,019,959
United States of America - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	8,121	634,900
Universal Display Corp. (a)	9,027	251,131
TOTAL UNITED STATES OF AMERICA		886,031
TOTAL COMMON STOCKS (Cost $89,548,663)		101,657,741
Nonconvertible Preferred Stocks - 3.3%

Brazil - 1.1%
Banco do Estado Rio Grande do Sul SA	60,150	515,006
Braskem SA (PN-A)	51,300	386,679
Companhia Paranaense de Energia-Copel (PN-B)	1,635	26,766
Lojas Americanas SA (PN)	66,433	592,821
TOTAL BRAZIL		1,521,272
Chile - 0.2%
Embotelladora Andina SA Class A	46,933	242,980
Korea (South) - 0.8%
Hyundai Motor Co. Series 2	9,589	658,356
Samsung Electronics Co. Ltd.	653	508,951
TOTAL KOREA (SOUTH)		1,167,307
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 1.2%
Sberbank (Savings Bank of the Russian Federation) (a)	334,100	$ 869,871
Surgutneftegaz JSC (a)	1,151,250	876,441
TOTAL RUSSIA		1,746,312
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,140,546)		4,677,871
Nonconvertible Bonds - 8.9%
		Principal Amount (d)
Bermuda - 0.2%
Qtel International Finance Ltd. 5% 10/19/25 (f)		$ 200,000	221,700
Canada - 0.2%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		200,000	235,000
Cayman Islands - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		100,000	107,750
Costa Rica - 0.2%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		200,000	231,000
Croatia - 0.5%
Agrokor d.d. 8.875% 2/1/20 (f)		200,000	224,750
Hrvatska Elektroprivreda 6% 11/9/17 (f)		400,000	426,500
TOTAL CROATIA			651,250
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		300,000	314,250
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	235,500
TOTAL GEORGIA			549,750
Guatemala - 0.1%
Industrial Senior Trust 5.5% 11/1/22 (f)		100,000	101,000
Indonesia - 0.8%
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		300,000	298,500
PT Pertamina Persero:
5.25% 5/23/21 (f)		550,000	605,000
6.5% 5/27/41 (f)		200,000	230,000
TOTAL INDONESIA			1,133,500
Ireland - 0.1%
Vnesheconombank Via VEB Finance PLC 5.375% 2/13/17 (f)		200,000	217,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Israel - 0.2%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (f)		$ 200,000	$ 220,000
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (f)		150,000	182,445
Luxembourg - 0.3%
Altice Financing SA 7.875% 12/15/19 (f)		200,000	215,000
Altice Finco SA 9.875% 12/15/20 (f)		200,000	221,000
TOTAL LUXEMBOURG			436,000
Mexico - 0.2%
Petroleos Mexicanos 6.625% (f)(g)		300,000	316,800
Netherlands - 1.1%
Access Finance BV 7.25% 7/25/17 (f)		200,000	214,000
Indo Energy Finance II BV 6.375% 1/24/23 (f)		300,000	307,125
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		400,000	474,520
9.125% 7/2/18 (f)		150,000	193,695
11.75% 1/23/15 (f)		100,000	117,250
Zhaikmunai International BV 7.125% 11/13/19 (f)		200,000	214,500
TOTAL NETHERLANDS			1,521,090
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		200,000	215,000
Peru - 0.0%
Scotiabank Peru SA 4.5% 12/13/27 (f)(i)		30,000	29,550
Philippines - 0.1%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		125,000	170,938
Sweden - 0.1%
PKO Finance AB 4.63% 9/26/22 (f)		200,000	209,500
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)		100,000	133,000
United States of America - 0.2%
Pemex Project Funding Master Trust 8.625% 2/1/22		175,000	221,813
Venezuela - 3.8%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,100,000	1,047,750
5.375% 4/12/27		400,000	286,000
5.5% 4/12/37		1,100,000	764,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (f)		$ 1,300,000	$ 1,274,000
12.75% 2/17/22 (f)		1,750,000	1,990,625
TOTAL VENEZUELA			5,362,875
TOTAL NONCONVERTIBLE BONDS (Cost $11,653,048)			12,467,461
Government Obligations - 13.7%

Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (f)		200,000	207,400
Azerbaijan - 0.2%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		300,000	327,750
Barbados - 0.1%
Barbados Government 7% 8/4/22 (f)		100,000	106,000
Belarus - 0.2%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		225,000	236,250
8.95% 1/26/18		100,000	106,500
TOTAL BELARUS			342,750
Belize - 0.2%
Belize Government 8.5% 2/20/29 (c)(f)		600,000	348,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (f)		100,000	116,000
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (f)		400,000	395,000
Cayman Islands - 0.1%
Cayman Island Government 5.95% 11/24/19 (f)		100,000	117,000
Colombia - 0.1%
Colombian Republic 10.375% 1/28/33		90,000	156,600
Congo - 0.1%
Congo Republic 3% 6/30/29 (e)		94,050	88,407
Croatia - 0.4%
Croatia Republic:
6.25% 4/27/17 (f)		200,000	219,000
Government Obligations - continued
		Principal Amount (d)	Value
Croatia - continued
Croatia Republic: - continued
6.375% 3/24/21 (f)		$ 200,000	$ 225,000
6.625% 7/14/20 (f)		100,000	113,500
TOTAL CROATIA			557,500
Cyprus - 0.1%
Republic of Cyprus 4.625% 2/3/20	EUR	150,000	145,115
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (f)		236,000	245,440
El Salvador - 0.1%
El Salvador Republic 7.375% 12/1/19 (f)		175,000	204,750
Ghana - 0.1%
Ghana Republic 8.5% 10/4/17 (f)		100,000	116,500
Guatemala - 0.3%
Guatemalan Republic 5.75% 6/6/22 (f)		400,000	452,000
Hungary - 0.1%
Hungarian Republic 4.75% 2/3/15		140,000	143,332
Iceland - 0.2%
Republic of Iceland:
4.875% 6/16/16 (f)		100,000	106,250
5.875% 5/11/22 (f)		100,000	112,500
TOTAL ICELAND			218,750
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		550,000	525,250
Ivory Coast - 0.4%
Ivory Coast 7.1% 12/31/32 (Reg. S) (e)		575,000	549,125
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		300,000	292,500
Latvia - 0.3%
Latvian Republic 2.75% 1/12/20 (f)		400,000	394,520
Lebanon - 0.7%
Lebanese Republic:
6.1% 10/4/22		390,000	399,282
11.625% 5/11/16 (Reg. S)		475,000	580,688
TOTAL LEBANON			979,970
Lithuania - 0.4%
Lithuanian Republic:
6.125% 3/9/21 (f)		100,000	120,000
Government Obligations - continued
		Principal Amount (d)	Value
Lithuania - continued
Lithuanian Republic: - continued
6.625% 2/1/22 (f)		$ 200,000	$ 249,100
7.375% 2/11/20 (f)		100,000	127,500
TOTAL LITHUANIA			496,600
Morocco - 0.3%
Moroccan Kingdom 4.25% 12/11/22 (f)		400,000	408,500
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (f)		200,000	222,140
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		500,000	563,750
Nigeria - 0.5%
Republic of Nigeria 6.75% 1/28/21 (f)		550,000	657,250
Panama - 0.1%
Panamanian Republic:
8.875% 9/30/27		55,000	85,113
9.375% 4/1/29		65,000	106,113
TOTAL PANAMA			191,226
Paraguay - 0.1%
Republic of Paraguay 4.625% 1/25/23 (f)		200,000	200,500
Peru - 0.4%
Peruvian Republic 8.75% 11/21/33		345,000	579,600
Philippines - 0.3%
Philippine Republic:
6.375% 10/23/34		150,000	199,875
7.75% 1/14/31		125,000	181,875
TOTAL PHILIPPINES			381,750
Poland - 0.1%
Polish Government:
5% 3/23/22		35,000	40,075
6.375% 7/15/19		135,000	167,400
TOTAL POLAND			207,475
Qatar - 0.2%
State of Qatar 5.75% 1/20/42 (f)		200,000	250,000
Romania - 0.3%
Romanian Republic 6.75% 2/7/22 (f)		390,000	469,950
Government Obligations - continued
		Principal Amount (d)	Value
Russia - 0.7%
Russian Federation:
5.625% 4/4/42 (f)		$ 200,000	$ 233,500
7.5% 3/31/30 (Reg. S)		271,250	338,032
12.75% 6/24/28 (Reg. S)		175,000	342,335
TOTAL RUSSIA			913,867
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (f)		200,000	243,000
Serbia - 0.3%
Republic of Serbia 6.75% 11/1/24 (f)		440,000	443,300
Slovakia - 0.3%
Slovakia Republic 4.375% 5/21/22 (f)		400,000	428,000
Slovenia - 0.4%
Republic of Slovenia 5.5% 10/26/22 (f)		600,000	621,000
South Africa - 0.1%
South African Republic 4.665% 1/17/24		100,000	107,750
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	213,500
6.25% 10/4/20 (f)		100,000	108,500
TOTAL SRI LANKA			322,000
Turkey - 1.0%
Turkish Republic:
7% 6/5/20		300,000	375,750
7.5% 7/14/17		100,000	121,000
11.875% 1/15/30		450,000	855,000
TOTAL TURKEY			1,351,750
Ukraine - 0.3%
Ukraine Government:
7.75% 9/23/20 (f)		225,000	235,395
9.25% 7/24/17 (f)		200,000	217,500
TOTAL UKRAINE			452,895
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		75,000	111,750
Venezuela - 1.7%
Venezuelan Republic:
7.75% 10/13/19 (Reg. S)		185,000	179,450
11.75% 10/21/26 (Reg. S)		550,000	622,875
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - continued
Venezuelan Republic: - continued
11.95% 8/5/31 (Reg. S)		$ 1,100,000	$ 1,259,500
12.75% 8/23/22		285,000	341,288
TOTAL VENEZUELA			2,403,113
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (f)		200,000	204,500
TOTAL GOVERNMENT OBLIGATIONS (Cost $17,753,472)			19,261,325
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $4,052,686)	4,052,686	4,052,686
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $127,148,415)		142,117,084
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,434,188)
NET ASSETS - 100%		$ 140,682,896
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,505,290 or 13.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,622
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,481,685	$ 8,481,685	$ -	$ -
Consumer Staples	9,502,491	9,502,491	-	-
Energy	12,663,483	12,663,483	-	-
Financials	28,976,339	28,102,363	873,976	-
Health Care	1,343,524	1,343,524	-	-
Industrials	7,191,720	7,191,720	-	-
Information Technology	14,239,180	12,373,316	1,865,864	-
Materials	12,953,179	12,806,270	146,909	-
Telecommunication Services	7,716,274	7,165,051	551,223	-
Utilities	3,267,737	2,876,519	391,218	-
Corporate Bonds	12,467,461	-	12,467,461	-
Government Obligations	19,261,325	-	19,261,325	-
Money Market Funds	4,052,686	4,052,686	-	-
Total Investments in Securities:	$ 142,117,084	$ 106,559,108	$ 35,557,976	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $127,266,633. Net unrealized appreciation aggregated $14,850,451, of which $17,533,143 related to appreciated investment securities and $2,682,692 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

January 31, 2013

1.863104.105

TIE-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 4.3%
Australia & New Zealand Banking Group Ltd.	93,436	$ 2,589,824
Coca-Cola Amatil Ltd.	82,696	1,193,498
Commonwealth Bank of Australia	42,792	2,875,984
CSL Ltd.	39,167	2,243,934
Imdex Ltd.	18,818	35,617
Newcrest Mining Ltd.	27,834	679,192
Origin Energy Ltd.	57,441	754,134
Ramsay Health Care Ltd.	2,307	71,066
Shopping Centres Australasia Property Group unit	2,871	4,880
Sydney Airport unit	264,421	874,090
Telstra Corp. Ltd.	239,021	1,146,555
Transurban Group unit	79,785	507,519
Westfield Group unit	121,804	1,420,052
Woolworths Ltd.	15,678	510,743
TOTAL AUSTRALIA		14,907,088
Austria - 0.4%
Andritz AG	22,558	1,485,366
Zumtobel AG	5,600	80,599
TOTAL AUSTRIA		1,565,965
Bailiwick of Jersey - 1.0%
Glencore International PLC	149,874	935,231
Informa PLC	135,281	1,027,722
Randgold Resources Ltd. sponsored ADR	7,360	693,018
Wolseley PLC	14,934	697,533
TOTAL BAILIWICK OF JERSEY		3,353,504
Belgium - 1.6%
Anheuser-Busch InBev SA NV	43,971	3,868,946
Gimv NV	2,003	111,235
KBC Groupe SA	13,234	521,734
Umicore SA	23,642	1,231,077
TOTAL BELGIUM		5,732,992
Bermuda - 2.0%
China Foods Ltd.	758,000	654,847
Credicorp Ltd. (NY Shares)	3,072	481,475
First Pacific Co. Ltd.	874,000	1,124,703
GP Investments Ltd. (depositary receipt) (a)	13,900	36,786
Jardine Strategic Holdings Ltd.	23,000	879,980
Lazard Ltd. Class A	14,600	505,890
Pacific Basin Shipping Ltd.	1,455,000	846,127
Common Stocks - continued
	Shares	Value
Bermuda - continued
Texwinca Holdings Ltd.	690,000	$ 649,483
Trinity Ltd.	56,000	34,588
Vtech Holdings Ltd.	74,300	856,011
Yue Yuen Industrial (Holdings) Ltd.	247,500	829,744
TOTAL BERMUDA		6,899,634
Brazil - 2.4%
Arezzo Industria e Comercio SA	19,300	363,447
Banco Bradesco SA	114,600	2,036,656
Duratex SA	96,100	667,901
Fleury SA	56,000	625,706
Iguatemi Empresa de Shopping Centers SA	23,300	337,679
LPS Brasil Consultoria de Imoveis SA	33,000	586,637
Multiplan Empreendimentos Imobiliarios SA	10,300	297,670
Oi SA	137,616	701,435
Porto Seguro SA	81,500	978,156
Tractebel Energia SA	56,800	1,009,442
Weg SA	51,000	646,928
TOTAL BRAZIL		8,251,657
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	15,323	38,884
Canada - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	8,840	404,421
Baytex Energy Corp.	900	41,382
Copper Mountain Mining Corp. (a)	9,900	34,840
Eldorado Gold Corp.	3,800	42,480
Fairfax Financial Holdings Ltd. (sub. vtg.)	95	34,099
First Quantum Minerals Ltd.	13,585	273,907
Goldcorp, Inc.	13,094	461,191
Open Text Corp. (a)	5,550	323,741
Painted Pony Petroleum Ltd. Class A (a)	5,000	50,130
Pason Systems, Inc.	4,100	69,923
Petrominerales Ltd.	4,125	36,725
Suncor Energy, Inc.	17,200	584,600
TAG Oil Ltd. (a)	7,900	36,989
TOTAL CANADA		2,394,428
Cayman Islands - 2.0%
ASM Pacific Technology Ltd.	58,200	735,436
Baidu.com, Inc. sponsored ADR (a)	4,400	476,520
Belle International Holdings Ltd.	205,000	455,708
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Mengniu Dairy Co. Ltd.	248,000	$ 724,295
ENN Energy Holdings Ltd.	148,000	708,951
Kingboard Chemical Holdings Ltd.	181,000	597,468
Mindray Medical International Ltd. sponsored ADR	27,700	1,047,060
Sands China Ltd.	346,600	1,747,435
Vantage Drilling Co. (a)	18,300	34,221
Wynn Macau Ltd. (a)	195,600	548,560
TOTAL CAYMAN ISLANDS		7,075,654
Chile - 2.2%
Cencosud SA	133,281	829,719
Compania Cervecerias Unidas SA sponsored ADR	29,100	929,745
Embotelladora Andina SA sponsored ADR	20,400	809,472
Empresa Nacional de Telecomunicaciones SA (ENTEL)	42,719	929,068
Inversiones Aguas Metropolitanas SA	484,336	1,001,958
Isapre CruzBlanca SA	552,520	691,676
Parque Arauco SA	314,902	858,581
Quinenco SA	307,968	1,045,510
Sociedad Matriz SAAM SA	5,193,171	660,578
TOTAL CHILE		7,756,307
China - 0.7%
China BlueChemical Ltd. (H Shares)	858,000	616,224
China Oilfield Services Ltd. (H Shares)	496,000	1,074,451
Dongfeng Motor Group Co. Ltd. (H Shares)	452,000	737,850
TOTAL CHINA		2,428,525
Colombia - 0.2%
BanColombia SA sponsored ADR	11,700	813,267
Curacao - 0.2%
Schlumberger Ltd.	8,700	679,035
Denmark - 1.0%
Novo Nordisk A/S Series B sponsored ADR	18,000	3,318,300
William Demant Holding A/S (a)	3,700	324,500
TOTAL DENMARK		3,642,800
Finland - 0.9%
Nokian Tyres PLC	35,102	1,510,393
Outotec Oyj	8,112	510,301
Sampo Oyj (A Shares)	29,999	1,077,378
TOTAL FINLAND		3,098,072
Common Stocks - continued
	Shares	Value
France - 4.7%
Alstom SA	16,937	$ 751,774
Arkema SA	8,060	919,285
Atos Origin SA	10,836	792,743
BNP Paribas SA	40,879	2,564,909
Compagnie de St. Gobain	16,691	688,277
Danone SA	26,080	1,807,399
Laurent-Perrier Group	1,059	99,216
Pernod Ricard SA	5,400	676,021
PPR SA	3,983	856,646
Remy Cointreau SA	6,981	890,913
Safran SA	18,714	859,235
Saft Groupe SA	2,529	68,437
Sanofi SA	47,547	4,635,174
Schneider Electric SA	8,645	658,512
Vetoquinol SA	1,300	47,835
Virbac SA	560	125,461
TOTAL FRANCE		16,441,837
Germany - 4.0%
Allianz AG	18,112	2,590,817
alstria office REIT-AG	5,900	72,099
BASF AG	9,074	919,862
Bayer AG	15,293	1,509,188
Bayerische Motoren Werke AG (BMW)	14,220	1,431,682
Bilfinger Berger AG	1,274	128,977
CompuGROUP Holding AG	3,746	82,424
CTS Eventim AG	4,383	156,637
Deutsche Post AG	32,517	763,602
Fielmann AG	1,279	130,629
Fresenius SE & Co. KGaA	6,300	766,879
HeidelbergCement Finance AG	7,400	466,114
Linde AG	15,649	2,855,760
Siemens AG	12,768	1,398,907
Siemens AG sponsored ADR	5,669	620,869
Telefonica Deutschland Holding AG	34,200	293,480
TOTAL GERMANY		14,187,926
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	162	2,899
Hong Kong - 2.5%
Cathay Pacific Airways Ltd.	437,000	848,598
Cheung Kong Holdings Ltd.	79,000	1,295,717
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Insurance International Holdings Co. Ltd. (a)	530,000	$ 1,119,401
China Merchant Holdings International Co. Ltd.	236,000	836,836
China Resources Enterprise Ltd.	256,000	917,657
China Resources Power Holdings Co. Ltd.	292,000	807,618
Dah Chong Hong Holdings Ltd.	634,000	732,475
Hysan Development Co. Ltd.	118,000	594,154
Television Broadcasts Ltd.	146,000	1,076,824
Wing Hang Bank Ltd.	47,000	492,702
TOTAL HONG KONG		8,721,982
Hungary - 0.2%
Richter Gedeon PLC	4,400	759,031
India - 2.7%
Aditya Birla Nuvo Ltd.	43,665	930,837
Bharti Airtel Ltd. (a)	142,906	910,950
Cipla Ltd.	88,437	675,707
Colgate-Palmolive (India)	1,266	32,083
Container Corp. of India Ltd.	37,550	658,808
Hero Motocorp Ltd.	24,068	823,169
Housing Development Finance Corp. Ltd. (a)	105,501	1,557,613
Jyothy Laboratories Ltd.	27,018	76,553
Max India Ltd.	191,215	896,943
Piramal Enterprises Ltd.	65,112	692,797
Punjab National Bank	40,171	705,289
Satyam Computer Services Ltd. (a)	328,079	737,446
Tata Power Co. Ltd.	475,206	901,799
TOTAL INDIA		9,599,994
Ireland - 0.7%
CRH PLC sponsored ADR	41,000	882,320
Elan Corp. PLC sponsored ADR (a)	42,585	447,568
FBD Holdings PLC	4,572	67,666
James Hardie Industries PLC:
CDI	1,130	12,019
sponsored ADR	20,955	1,115,644
TOTAL IRELAND		2,525,217
Israel - 0.1%
Azrieli Group	12,996	340,510
Ituran Location & Control Ltd.	4,561	65,040
Strauss Group Ltd.	1,459	18,138
TOTAL ISRAEL		423,688
Common Stocks - continued
	Shares	Value
Italy - 1.6%
Azimut Holding SpA	8,814	$ 154,861
Beni Stabili SpA SIIQ	54,123	37,405
Enel SpA	229,119	999,246
ENI SpA	109,900	2,745,032
Fiat Industrial SpA	66,999	862,862
Interpump Group SpA	56,091	430,687
Saipem SpA	11,230	318,685
TOTAL ITALY		5,548,778
Japan - 10.9%
AEON Credit Service Co. Ltd.	35,900	743,557
Air Water, Inc.	54,000	690,317
Aozora Bank Ltd.	147,000	413,134
Asahi Co. Ltd.	3,700	49,444
Astellas Pharma, Inc.	18,400	936,650
Autobacs Seven Co. Ltd.	13,900	565,455
Azbil Corp.	2,400	51,310
Cosmos Pharmaceutical Corp.	500	53,529
Credit Saison Co. Ltd.	26,200	553,826
Daikoku Denki Co. Ltd.	1,100	26,019
Daikokutenbussan Co. Ltd.	4,200	104,443
Denso Corp.	80,100	2,995,702
Fanuc Corp.	7,800	1,215,485
Fast Retailing Co. Ltd.	4,400	1,158,642
FCC Co. Ltd.	6,200	133,295
Fields Corp.	2,200	30,578
GCA Savvian Group Corp.	4,500	48,767
Glory Ltd.	3,200	74,782
Goldcrest Co. Ltd.	3,960	75,307
Hitachi Ltd.	215,000	1,274,318
Honda Motor Co. Ltd.	38,000	1,436,369
Hoya Corp.	29,800	575,176
Itochu Corp.	85,200	963,386
Iwatsuka Confectionary Co. Ltd.	1,000	45,382
Japan Retail Fund Investment Corp.	317	600,409
Japan Tobacco, Inc.	47,100	1,466,386
LIXIL Group Corp.	19,600	455,251
JSR Corp.	38,400	758,384
Kamigumi Co. Ltd.	7,000	57,105
Kansai Electric Power Co., Inc.	45,600	433,835
Keyence Corp.	5,321	1,476,229
Kobayashi Pharmaceutical Co. Ltd.	12,400	604,779
Common Stocks - continued
	Shares	Value
Japan - continued
Kyoto Kimono Yuzen Co. Ltd.	3,800	$ 43,633
Meiko Network Japan Co. Ltd.	3,700	41,028
Miraial Co. Ltd.	300	5,866
Mitsubishi Corp.	60,100	1,267,131
Mitsubishi Estate Co. Ltd.	47,000	1,137,930
Mitsui Fudosan Co. Ltd.	31,000	708,174
Nabtesco Corp.	4,500	93,597
Nagaileben Co. Ltd.	4,500	57,969
Nihon M&A Center, Inc.	4,400	155,416
Nihon Parkerizing Co. Ltd.	6,000	99,076
Nippon Seiki Co. Ltd.	6,000	71,322
Nippon Thompson Co. Ltd.	16,000	62,989
Nitto Denko Corp.	12,200	688,414
NS Tool Co., Ltd.	1,900	38,397
Obic Co. Ltd.	350	74,903
ORIX Corp.	11,370	1,214,773
Osaka Securities Exchange Co. Ltd.	700	42,102
OSG Corp.	9,100	118,023
Santen Pharmaceutical Co. Ltd.	15,100	621,702
Sekisui House Ltd.	55,000	605,063
Seven & i Holdings Co., Ltd.	29,100	885,299
Seven Bank Ltd.	193,000	466,433
Shinsei Bank Ltd.	258,000	527,596
SHO-BOND Holdings Co. Ltd.	12,400	457,652
Shoei Co. Ltd.	3,900	23,158
SMC Corp.	4,100	709,301
Softbank Corp.	18,200	648,827
Sumitomo Mitsui Financial Group, Inc.	73,300	2,944,013
Sumitomo Realty & Development Co. Ltd.	21,000	639,565
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	80,595
Tocalo Co. Ltd.	2,400	37,032
Tsutsumi Jewelry Co. Ltd.	1,500	36,858
Unicharm Corp.	13,900	737,219
USS Co. Ltd.	18,460	2,071,186
Yamato Kogyo Co. Ltd.	23,200	663,944
TOTAL JAPAN		38,143,437
Korea (South) - 2.2%
AMOREPACIFIC Corp.	641	645,118
BS Financial Group, Inc.	69,820	924,080
Coway Co. Ltd.	2,320	100,859
E-Mart Co. Ltd.	3,713	825,862
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kiwoom Securities Co. Ltd.	12,376	$ 692,731
LG Corp.	20,631	1,215,473
LG Household & Health Care Ltd.	1,425	795,006
NICE Holdings Co. Ltd.	600	36,562
NICE Information Service Co. Ltd.	7,500	36,535
S1 Corp.	11,881	713,072
Samsung Fire & Marine Insurance Co. Ltd.	4,572	926,578
Shinsegae Co. Ltd.	4,747	959,862
TOTAL KOREA (SOUTH)		7,871,738
Malaysia - 0.5%
Axiata Group Bhd	420,800	853,248
Top Glove Corp. Bhd	438,300	737,789
TOTAL MALAYSIA		1,591,037
Mexico - 0.3%
Fomento Economico Mexicano S.A.B de CV sponsored ADR	4,520	487,663
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	991,500	575,501
TOTAL MEXICO		1,063,164
Netherlands - 2.1%
Aalberts Industries NV	7,400	166,340
ASM International NV (depositary receipt)	2,250	89,460
ASML Holding NV	30,876	2,318,479
D.E. Master Blenders 1753 NV (a)	42,600	525,555
Heijmans NV (Certificaten Van Aandelen)	4,681	50,116
ING Groep NV (Certificaten Van Aandelen) (a)	162,078	1,639,304
Koninklijke Philips Electronics NV	41,139	1,281,317
QIAGEN NV (a)	3,100	65,100
Unilever NV (Certificaten Van Aandelen) (Bearer)	29,700	1,203,332
TOTAL NETHERLANDS		7,339,003
Norway - 0.5%
Orkla ASA (A Shares)	46,382	409,235
Telenor ASA	60,408	1,332,473
TOTAL NORWAY		1,741,708
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	117,366	893,442
Philippines - 0.5%
BDO Unibank, Inc.	534,432	1,009,526
Common Stocks - continued
	Shares	Value
Philippines - continued
Jollibee Food Corp.	29,770	$ 80,220
Manila Water Co., Inc.	806,600	711,298
TOTAL PHILIPPINES		1,801,044
Poland - 0.2%
Warsaw Stock Exchange	59,738	776,872
Portugal - 0.4%
Jeronimo Martins SGPS SA	72,969	1,551,055
Singapore - 1.6%
Ascendas India Trust	1,034,000	685,073
Ascendas Real Estate Investment Trust	335,000	684,806
Bumitama Agri Ltd.	689,000	578,968
ComfortDelgro Corp. Ltd.	295,000	460,025
Ezra Holdings Ltd. (a)	655,000	629,782
Singapore Telecommunications Ltd.	439,000	1,241,466
United Overseas Bank Ltd.	84,746	1,290,722
TOTAL SINGAPORE		5,570,842
South Africa - 2.7%
African Rainbow Minerals Ltd.	2,500	56,317
AngloGold Ashanti Ltd.	38,500	1,076,185
Bidvest Group Ltd.	32,000	765,035
City Lodge Hotels Ltd.	4,200	51,649
Clicks Group Ltd.	95,356	639,619
Impala Platinum Holdings Ltd.	45,100	818,762
Mr Price Group Ltd.	2,100	28,947
MTN Group Ltd.	65,500	1,282,182
Nampak Ltd.	146,583	514,395
Reunert Ltd.	70,300	586,295
Sasol Ltd.	29,100	1,256,676
Standard Bank Group Ltd.	90,300	1,177,793
Tiger Brands Ltd.	32,000	1,053,555
TOTAL SOUTH AFRICA		9,307,410
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	222,428	2,197,589
Grifols SA	1,546	52,584
Iberdrola SA	149,167	804,485
Inditex SA	10,699	1,499,197
Common Stocks - continued
	Shares	Value
Spain - continued
Prosegur Compania de Seguridad SA (Reg.)	117,476	$ 733,741
Repsol YPF SA	41,156	918,973
TOTAL SPAIN		6,206,569
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	27,400	1,025,693
Atlas Copco AB (A Shares)	32,572	928,821
Fagerhult AB	12,650	365,104
H&M Hennes & Mauritz AB (B Shares)	44,986	1,657,120
Intrum Justitia AB	29,363	475,694
SKF AB (B Shares)	27,400	680,060
Svenska Handelsbanken AB (A Shares)	35,906	1,468,352
Swedish Match Co. AB	30,250	1,135,234
TOTAL SWEDEN		7,736,078
Switzerland - 6.9%
Holcim Ltd. (Reg.)	8,540	664,863
Nestle SA	96,149	6,751,177
Novartis AG	47,503	3,229,086
Roche Holding AG (participation certificate)	18,116	4,009,189
Schindler Holding AG:
(participation certificate)	5,270	781,770
(Reg.)	1,620	234,264
Swatch Group AG (Bearer)	1,840	1,009,720
Swisscom AG	1,778	788,334
Syngenta AG (Switzerland)	3,002	1,290,974
UBS AG (NY Shares)	189,537	3,292,258
Zehnder Group AG	1,163	55,080
Zurich Insurance Group AG	6,808	1,958,502
TOTAL SWITZERLAND		24,065,217
Taiwan - 4.5%
China Steel Chemical Corp.	143,000	707,010
Chinatrust Financial Holding Co. Ltd.	2,114	1,210
Chroma ATE, Inc.	324,116	694,769
CTCI Corp.	350,000	669,658
Delta Electronics, Inc.	204,000	739,180
E.SUN Financial Holdings Co. Ltd.	1,324,350	757,925
Motech Industries, Inc. (a)	508,000	569,414
Powertech Technology, Inc.	526,000	790,870
President Chain Store Corp.	146,000	788,588
SIMPLO Technology Co. Ltd.	162,300	755,715
Standard Foods Corp.	228,000	636,979
Common Stocks - continued
	Shares	Value
Taiwan - continued
Synnex Technology International Corp.	320,000	$ 649,103
Taiwan Hon Chuan Enterprise Co. Ltd.	291,000	724,297
Taiwan Mobile Co. Ltd.	248,000	881,815
Taiwan Semiconductor Manufacturing Co. Ltd.	812,035	2,782,290
TXC Corp.	394,000	635,097
Unified-President Enterprises Corp.	768,800	1,348,589
Wistron Corp.	597,000	691,412
WPG Holding Co. Ltd.	612,000	822,770
TOTAL TAIWAN		15,646,691
Turkey - 1.4%
Albaraka Turk Katilim Bankasi A/S	97,303	105,118
Anadolu Efes Biracilik Ve Malt Sanayii A/S	58,000	867,321
Asya Katilim Bankasi A/S (a)	27,000	34,235
Boyner Buyuk Magazacilik A/S (a)	42,049	106,871
Coca-Cola Icecek A/S	55,789	1,357,651
Enka Insaat ve Sanayi A/S	211,680	635,491
Turkiye Garanti Bankasi A/S	229,500	1,150,925
Turkiye Petrol Rafinerile A/S	18,313	505,007
TOTAL TURKEY		4,762,619
United Kingdom - 17.3%
Babcock International Group PLC	44,800	737,528
Barclays PLC	432,474	2,076,335
Barclays PLC sponsored ADR	23,800	456,008
Bellway PLC	6,928	121,965
Berendsen PLC	6,246	60,428
BG Group PLC	114,227	2,029,037
BHP Billiton PLC	67,017	2,298,139
BHP Billiton PLC ADR	31,900	2,189,616
BP PLC sponsored ADR	40,845	1,818,419
British American Tobacco PLC (United Kingdom)	18,306	951,392
British Land Co. PLC	100,566	896,377
Britvic PLC	13,776	98,057
Bunzl PLC	45,857	824,022
Centrica PLC	208,375	1,157,351
Compass Group PLC	90,114	1,091,915
Dechra Pharmaceuticals PLC	9,800	96,443
Derwent London PLC	1,900	65,029
Elementis PLC	21,184	70,959
Fenner PLC	7,453	44,788
GlaxoSmithKline PLC sponsored ADR	72,697	3,315,710
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Great Portland Estates PLC	17,772	$ 137,127
H&T Group PLC	7,114	32,889
HSBC Holdings PLC sponsored ADR	89,590	5,094,087
Imperial Tobacco Group PLC	12,309	457,793
InterContinental Hotel Group PLC ADR	53,847	1,580,948
ITV PLC	373,419	679,894
Johnson Matthey PLC	33,077	1,188,222
Kingfisher PLC	171,127	731,986
Legal & General Group PLC	481,332	1,163,410
Meggitt PLC	23,598	162,805
National Grid PLC	135,391	1,482,483
Next PLC	10,200	656,471
Persimmon PLC	6,537	87,348
Prudential PLC	70,864	1,075,710
PZ Cussons PLC Class L	174,719	1,077,382
Reckitt Benckiser Group PLC	28,551	1,902,745
Reed Elsevier PLC	98,834	1,076,877
Rexam PLC	71,288	529,699
Rolls-Royce Group PLC	93,852	1,408,114
Rolls-Royce Group PLC (C Shares)	5,126,352	8,130
Rotork PLC	25,603	1,074,850
Royal Dutch Shell PLC Class A sponsored ADR	86,830	6,123,252
SABMiller PLC	54,963	2,745,897
Scottish & Southern Energy PLC	43,924	988,525
Serco Group PLC	90,608	796,840
Shaftesbury PLC	49,537	434,075
Spectris PLC	4,370	153,448
Spirax-Sarco Engineering PLC	6,104	218,596
Standard Chartered PLC (United Kingdom)	96,344	2,563,247
Ted Baker PLC	3,775	72,085
Ultra Electronics Holdings PLC	4,601	120,039
Unite Group PLC	93,502	422,490
Victrex PLC	4,718	114,785
Vodafone Group PLC sponsored ADR	136,532	3,730,054
TOTAL UNITED KINGDOM		60,491,821
United States of America - 5.9%
Albemarle Corp.	4,763	292,020
Allergan, Inc.	5,900	619,559
Amazon.com, Inc. (a)	2,399	636,935
ANSYS, Inc. (a)	500	36,800
Autoliv, Inc.	20,850	1,371,930
Common Stocks - continued
	Shares	Value
United States of America - continued
Berkshire Hathaway, Inc. Class B (a)	9,411	$ 912,208
BorgWarner, Inc. (a)	12,397	919,609
BPZ Energy, Inc. (a)	14,847	46,768
Broadridge Financial Solutions, Inc.	2,140	50,440
CME Group, Inc.	8,300	480,072
Cummins, Inc.	5,391	619,049
Cymer, Inc. (a)	1,150	118,416
Dril-Quip, Inc. (a)	1,370	111,093
Evercore Partners, Inc. Class A	2,060	78,939
FMC Technologies, Inc. (a)	14,503	686,717
Greenhill & Co., Inc.	1,220	71,858
Kansas City Southern	1,490	138,734
KLA-Tencor Corp.	9,300	510,663
Martin Marietta Materials, Inc.	5,630	555,850
MasterCard, Inc. Class A	2,909	1,508,026
Mead Johnson Nutrition Co. Class A	17,500	1,330,000
Mohawk Industries, Inc. (a)	7,735	786,340
National Oilwell Varco, Inc.	11,700	867,438
Oceaneering International, Inc.	1,850	116,939
Philip Morris International, Inc.	23,000	2,027,680
PriceSmart, Inc.	8,650	666,137
ResMed, Inc.	17,020	745,476
Solera Holdings, Inc.	9,952	545,469
SS&C Technologies Holdings, Inc. (a)	15,854	358,776
Union Pacific Corp.	9,100	1,196,286
Universal Display Corp. (a)	2,047	56,948
Virgin Media, Inc.	17,233	675,909
Visa, Inc. Class A	9,001	1,421,348
Zoetis, Inc. Class A	1,000	26,000
TOTAL UNITED STATES OF AMERICA		20,586,432
TOTAL COMMON STOCKS (Cost $307,404,561)		343,995,343
Nonconvertible Preferred Stocks - 0.4%

Brazil - 0.1%
Banco ABC Brasil SA	15,794	115,321
Banco Pine SA	7,906	57,845
TOTAL BRAZIL		173,166
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.3%
Volkswagen AG	4,734	$ 1,170,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,020,592)		1,343,994
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.16% (b) (Cost $3,901,030)	3,901,030	3,901,030
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $312,326,183)		349,240,367
NET OTHER ASSETS (LIABILITIES) - 0.2%		800,956
NET ASSETS - 100%		$ 350,041,323
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,399
Fidelity Securities Lending Cash Central Fund	10,455
Total	$ 13,854
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,131,730	$ 38,695,361	$ 1,436,369	$ -
Consumer Staples	50,384,637	44,360,967	6,023,670	-
Energy	22,428,850	18,427,142	4,001,708	-
Financials	75,381,138	66,940,487	8,440,651	-
Health Care	32,577,563	24,713,303	7,864,260	-
Industrials	44,986,732	42,306,508	2,680,224	-
Information Technology	24,341,100	21,558,810	2,782,290	-
Materials	29,360,709	24,695,411	4,665,298	-
Telecommunication Services	14,739,887	14,739,887	-	-
Utilities	11,006,991	9,524,508	1,482,483	-
Money Market Funds	3,901,030	3,901,030	-	-
Total Investments in Securities:	$ 349,240,367	$ 309,863,414	$ 39,376,953	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $313,274,832. Net unrealized appreciation aggregated $35,965,535, of which $43,747,735 related to appreciated investment securities and $7,782,200 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863098.105

ATIE-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 4.3%
Australia & New Zealand Banking Group Ltd.	93,436	$ 2,589,824
Coca-Cola Amatil Ltd.	82,696	1,193,498
Commonwealth Bank of Australia	42,792	2,875,984
CSL Ltd.	39,167	2,243,934
Imdex Ltd.	18,818	35,617
Newcrest Mining Ltd.	27,834	679,192
Origin Energy Ltd.	57,441	754,134
Ramsay Health Care Ltd.	2,307	71,066
Shopping Centres Australasia Property Group unit	2,871	4,880
Sydney Airport unit	264,421	874,090
Telstra Corp. Ltd.	239,021	1,146,555
Transurban Group unit	79,785	507,519
Westfield Group unit	121,804	1,420,052
Woolworths Ltd.	15,678	510,743
TOTAL AUSTRALIA		14,907,088
Austria - 0.4%
Andritz AG	22,558	1,485,366
Zumtobel AG	5,600	80,599
TOTAL AUSTRIA		1,565,965
Bailiwick of Jersey - 1.0%
Glencore International PLC	149,874	935,231
Informa PLC	135,281	1,027,722
Randgold Resources Ltd. sponsored ADR	7,360	693,018
Wolseley PLC	14,934	697,533
TOTAL BAILIWICK OF JERSEY		3,353,504
Belgium - 1.6%
Anheuser-Busch InBev SA NV	43,971	3,868,946
Gimv NV	2,003	111,235
KBC Groupe SA	13,234	521,734
Umicore SA	23,642	1,231,077
TOTAL BELGIUM		5,732,992
Bermuda - 2.0%
China Foods Ltd.	758,000	654,847
Credicorp Ltd. (NY Shares)	3,072	481,475
First Pacific Co. Ltd.	874,000	1,124,703
GP Investments Ltd. (depositary receipt) (a)	13,900	36,786
Jardine Strategic Holdings Ltd.	23,000	879,980
Lazard Ltd. Class A	14,600	505,890
Pacific Basin Shipping Ltd.	1,455,000	846,127
Common Stocks - continued
	Shares	Value
Bermuda - continued
Texwinca Holdings Ltd.	690,000	$ 649,483
Trinity Ltd.	56,000	34,588
Vtech Holdings Ltd.	74,300	856,011
Yue Yuen Industrial (Holdings) Ltd.	247,500	829,744
TOTAL BERMUDA		6,899,634
Brazil - 2.4%
Arezzo Industria e Comercio SA	19,300	363,447
Banco Bradesco SA	114,600	2,036,656
Duratex SA	96,100	667,901
Fleury SA	56,000	625,706
Iguatemi Empresa de Shopping Centers SA	23,300	337,679
LPS Brasil Consultoria de Imoveis SA	33,000	586,637
Multiplan Empreendimentos Imobiliarios SA	10,300	297,670
Oi SA	137,616	701,435
Porto Seguro SA	81,500	978,156
Tractebel Energia SA	56,800	1,009,442
Weg SA	51,000	646,928
TOTAL BRAZIL		8,251,657
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	15,323	38,884
Canada - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	8,840	404,421
Baytex Energy Corp.	900	41,382
Copper Mountain Mining Corp. (a)	9,900	34,840
Eldorado Gold Corp.	3,800	42,480
Fairfax Financial Holdings Ltd. (sub. vtg.)	95	34,099
First Quantum Minerals Ltd.	13,585	273,907
Goldcorp, Inc.	13,094	461,191
Open Text Corp. (a)	5,550	323,741
Painted Pony Petroleum Ltd. Class A (a)	5,000	50,130
Pason Systems, Inc.	4,100	69,923
Petrominerales Ltd.	4,125	36,725
Suncor Energy, Inc.	17,200	584,600
TAG Oil Ltd. (a)	7,900	36,989
TOTAL CANADA		2,394,428
Cayman Islands - 2.0%
ASM Pacific Technology Ltd.	58,200	735,436
Baidu.com, Inc. sponsored ADR (a)	4,400	476,520
Belle International Holdings Ltd.	205,000	455,708
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Mengniu Dairy Co. Ltd.	248,000	$ 724,295
ENN Energy Holdings Ltd.	148,000	708,951
Kingboard Chemical Holdings Ltd.	181,000	597,468
Mindray Medical International Ltd. sponsored ADR	27,700	1,047,060
Sands China Ltd.	346,600	1,747,435
Vantage Drilling Co. (a)	18,300	34,221
Wynn Macau Ltd. (a)	195,600	548,560
TOTAL CAYMAN ISLANDS		7,075,654
Chile - 2.2%
Cencosud SA	133,281	829,719
Compania Cervecerias Unidas SA sponsored ADR	29,100	929,745
Embotelladora Andina SA sponsored ADR	20,400	809,472
Empresa Nacional de Telecomunicaciones SA (ENTEL)	42,719	929,068
Inversiones Aguas Metropolitanas SA	484,336	1,001,958
Isapre CruzBlanca SA	552,520	691,676
Parque Arauco SA	314,902	858,581
Quinenco SA	307,968	1,045,510
Sociedad Matriz SAAM SA	5,193,171	660,578
TOTAL CHILE		7,756,307
China - 0.7%
China BlueChemical Ltd. (H Shares)	858,000	616,224
China Oilfield Services Ltd. (H Shares)	496,000	1,074,451
Dongfeng Motor Group Co. Ltd. (H Shares)	452,000	737,850
TOTAL CHINA		2,428,525
Colombia - 0.2%
BanColombia SA sponsored ADR	11,700	813,267
Curacao - 0.2%
Schlumberger Ltd.	8,700	679,035
Denmark - 1.0%
Novo Nordisk A/S Series B sponsored ADR	18,000	3,318,300
William Demant Holding A/S (a)	3,700	324,500
TOTAL DENMARK		3,642,800
Finland - 0.9%
Nokian Tyres PLC	35,102	1,510,393
Outotec Oyj	8,112	510,301
Sampo Oyj (A Shares)	29,999	1,077,378
TOTAL FINLAND		3,098,072
Common Stocks - continued
	Shares	Value
France - 4.7%
Alstom SA	16,937	$ 751,774
Arkema SA	8,060	919,285
Atos Origin SA	10,836	792,743
BNP Paribas SA	40,879	2,564,909
Compagnie de St. Gobain	16,691	688,277
Danone SA	26,080	1,807,399
Laurent-Perrier Group	1,059	99,216
Pernod Ricard SA	5,400	676,021
PPR SA	3,983	856,646
Remy Cointreau SA	6,981	890,913
Safran SA	18,714	859,235
Saft Groupe SA	2,529	68,437
Sanofi SA	47,547	4,635,174
Schneider Electric SA	8,645	658,512
Vetoquinol SA	1,300	47,835
Virbac SA	560	125,461
TOTAL FRANCE		16,441,837
Germany - 4.0%
Allianz AG	18,112	2,590,817
alstria office REIT-AG	5,900	72,099
BASF AG	9,074	919,862
Bayer AG	15,293	1,509,188
Bayerische Motoren Werke AG (BMW)	14,220	1,431,682
Bilfinger Berger AG	1,274	128,977
CompuGROUP Holding AG	3,746	82,424
CTS Eventim AG	4,383	156,637
Deutsche Post AG	32,517	763,602
Fielmann AG	1,279	130,629
Fresenius SE & Co. KGaA	6,300	766,879
HeidelbergCement Finance AG	7,400	466,114
Linde AG	15,649	2,855,760
Siemens AG	12,768	1,398,907
Siemens AG sponsored ADR	5,669	620,869
Telefonica Deutschland Holding AG	34,200	293,480
TOTAL GERMANY		14,187,926
Greece - 0.0%
Titan Cement Co. SA (Reg.) (a)	162	2,899
Hong Kong - 2.5%
Cathay Pacific Airways Ltd.	437,000	848,598
Cheung Kong Holdings Ltd.	79,000	1,295,717
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Insurance International Holdings Co. Ltd. (a)	530,000	$ 1,119,401
China Merchant Holdings International Co. Ltd.	236,000	836,836
China Resources Enterprise Ltd.	256,000	917,657
China Resources Power Holdings Co. Ltd.	292,000	807,618
Dah Chong Hong Holdings Ltd.	634,000	732,475
Hysan Development Co. Ltd.	118,000	594,154
Television Broadcasts Ltd.	146,000	1,076,824
Wing Hang Bank Ltd.	47,000	492,702
TOTAL HONG KONG		8,721,982
Hungary - 0.2%
Richter Gedeon PLC	4,400	759,031
India - 2.7%
Aditya Birla Nuvo Ltd.	43,665	930,837
Bharti Airtel Ltd. (a)	142,906	910,950
Cipla Ltd.	88,437	675,707
Colgate-Palmolive (India)	1,266	32,083
Container Corp. of India Ltd.	37,550	658,808
Hero Motocorp Ltd.	24,068	823,169
Housing Development Finance Corp. Ltd. (a)	105,501	1,557,613
Jyothy Laboratories Ltd.	27,018	76,553
Max India Ltd.	191,215	896,943
Piramal Enterprises Ltd.	65,112	692,797
Punjab National Bank	40,171	705,289
Satyam Computer Services Ltd. (a)	328,079	737,446
Tata Power Co. Ltd.	475,206	901,799
TOTAL INDIA		9,599,994
Ireland - 0.7%
CRH PLC sponsored ADR	41,000	882,320
Elan Corp. PLC sponsored ADR (a)	42,585	447,568
FBD Holdings PLC	4,572	67,666
James Hardie Industries PLC:
CDI	1,130	12,019
sponsored ADR	20,955	1,115,644
TOTAL IRELAND		2,525,217
Israel - 0.1%
Azrieli Group	12,996	340,510
Ituran Location & Control Ltd.	4,561	65,040
Strauss Group Ltd.	1,459	18,138
TOTAL ISRAEL		423,688
Common Stocks - continued
	Shares	Value
Italy - 1.6%
Azimut Holding SpA	8,814	$ 154,861
Beni Stabili SpA SIIQ	54,123	37,405
Enel SpA	229,119	999,246
ENI SpA	109,900	2,745,032
Fiat Industrial SpA	66,999	862,862
Interpump Group SpA	56,091	430,687
Saipem SpA	11,230	318,685
TOTAL ITALY		5,548,778
Japan - 10.9%
AEON Credit Service Co. Ltd.	35,900	743,557
Air Water, Inc.	54,000	690,317
Aozora Bank Ltd.	147,000	413,134
Asahi Co. Ltd.	3,700	49,444
Astellas Pharma, Inc.	18,400	936,650
Autobacs Seven Co. Ltd.	13,900	565,455
Azbil Corp.	2,400	51,310
Cosmos Pharmaceutical Corp.	500	53,529
Credit Saison Co. Ltd.	26,200	553,826
Daikoku Denki Co. Ltd.	1,100	26,019
Daikokutenbussan Co. Ltd.	4,200	104,443
Denso Corp.	80,100	2,995,702
Fanuc Corp.	7,800	1,215,485
Fast Retailing Co. Ltd.	4,400	1,158,642
FCC Co. Ltd.	6,200	133,295
Fields Corp.	2,200	30,578
GCA Savvian Group Corp.	4,500	48,767
Glory Ltd.	3,200	74,782
Goldcrest Co. Ltd.	3,960	75,307
Hitachi Ltd.	215,000	1,274,318
Honda Motor Co. Ltd.	38,000	1,436,369
Hoya Corp.	29,800	575,176
Itochu Corp.	85,200	963,386
Iwatsuka Confectionary Co. Ltd.	1,000	45,382
Japan Retail Fund Investment Corp.	317	600,409
Japan Tobacco, Inc.	47,100	1,466,386
LIXIL Group Corp.	19,600	455,251
JSR Corp.	38,400	758,384
Kamigumi Co. Ltd.	7,000	57,105
Kansai Electric Power Co., Inc.	45,600	433,835
Keyence Corp.	5,321	1,476,229
Kobayashi Pharmaceutical Co. Ltd.	12,400	604,779
Common Stocks - continued
	Shares	Value
Japan - continued
Kyoto Kimono Yuzen Co. Ltd.	3,800	$ 43,633
Meiko Network Japan Co. Ltd.	3,700	41,028
Miraial Co. Ltd.	300	5,866
Mitsubishi Corp.	60,100	1,267,131
Mitsubishi Estate Co. Ltd.	47,000	1,137,930
Mitsui Fudosan Co. Ltd.	31,000	708,174
Nabtesco Corp.	4,500	93,597
Nagaileben Co. Ltd.	4,500	57,969
Nihon M&A Center, Inc.	4,400	155,416
Nihon Parkerizing Co. Ltd.	6,000	99,076
Nippon Seiki Co. Ltd.	6,000	71,322
Nippon Thompson Co. Ltd.	16,000	62,989
Nitto Denko Corp.	12,200	688,414
NS Tool Co., Ltd.	1,900	38,397
Obic Co. Ltd.	350	74,903
ORIX Corp.	11,370	1,214,773
Osaka Securities Exchange Co. Ltd.	700	42,102
OSG Corp.	9,100	118,023
Santen Pharmaceutical Co. Ltd.	15,100	621,702
Sekisui House Ltd.	55,000	605,063
Seven & i Holdings Co., Ltd.	29,100	885,299
Seven Bank Ltd.	193,000	466,433
Shinsei Bank Ltd.	258,000	527,596
SHO-BOND Holdings Co. Ltd.	12,400	457,652
Shoei Co. Ltd.	3,900	23,158
SMC Corp.	4,100	709,301
Softbank Corp.	18,200	648,827
Sumitomo Mitsui Financial Group, Inc.	73,300	2,944,013
Sumitomo Realty & Development Co. Ltd.	21,000	639,565
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	80,595
Tocalo Co. Ltd.	2,400	37,032
Tsutsumi Jewelry Co. Ltd.	1,500	36,858
Unicharm Corp.	13,900	737,219
USS Co. Ltd.	18,460	2,071,186
Yamato Kogyo Co. Ltd.	23,200	663,944
TOTAL JAPAN		38,143,437
Korea (South) - 2.2%
AMOREPACIFIC Corp.	641	645,118
BS Financial Group, Inc.	69,820	924,080
Coway Co. Ltd.	2,320	100,859
E-Mart Co. Ltd.	3,713	825,862
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kiwoom Securities Co. Ltd.	12,376	$ 692,731
LG Corp.	20,631	1,215,473
LG Household & Health Care Ltd.	1,425	795,006
NICE Holdings Co. Ltd.	600	36,562
NICE Information Service Co. Ltd.	7,500	36,535
S1 Corp.	11,881	713,072
Samsung Fire & Marine Insurance Co. Ltd.	4,572	926,578
Shinsegae Co. Ltd.	4,747	959,862
TOTAL KOREA (SOUTH)		7,871,738
Malaysia - 0.5%
Axiata Group Bhd	420,800	853,248
Top Glove Corp. Bhd	438,300	737,789
TOTAL MALAYSIA		1,591,037
Mexico - 0.3%
Fomento Economico Mexicano S.A.B de CV sponsored ADR	4,520	487,663
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	991,500	575,501
TOTAL MEXICO		1,063,164
Netherlands - 2.1%
Aalberts Industries NV	7,400	166,340
ASM International NV (depositary receipt)	2,250	89,460
ASML Holding NV	30,876	2,318,479
D.E. Master Blenders 1753 NV (a)	42,600	525,555
Heijmans NV (Certificaten Van Aandelen)	4,681	50,116
ING Groep NV (Certificaten Van Aandelen) (a)	162,078	1,639,304
Koninklijke Philips Electronics NV	41,139	1,281,317
QIAGEN NV (a)	3,100	65,100
Unilever NV (Certificaten Van Aandelen) (Bearer)	29,700	1,203,332
TOTAL NETHERLANDS		7,339,003
Norway - 0.5%
Orkla ASA (A Shares)	46,382	409,235
Telenor ASA	60,408	1,332,473
TOTAL NORWAY		1,741,708
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	117,366	893,442
Philippines - 0.5%
BDO Unibank, Inc.	534,432	1,009,526
Common Stocks - continued
	Shares	Value
Philippines - continued
Jollibee Food Corp.	29,770	$ 80,220
Manila Water Co., Inc.	806,600	711,298
TOTAL PHILIPPINES		1,801,044
Poland - 0.2%
Warsaw Stock Exchange	59,738	776,872
Portugal - 0.4%
Jeronimo Martins SGPS SA	72,969	1,551,055
Singapore - 1.6%
Ascendas India Trust	1,034,000	685,073
Ascendas Real Estate Investment Trust	335,000	684,806
Bumitama Agri Ltd.	689,000	578,968
ComfortDelgro Corp. Ltd.	295,000	460,025
Ezra Holdings Ltd. (a)	655,000	629,782
Singapore Telecommunications Ltd.	439,000	1,241,466
United Overseas Bank Ltd.	84,746	1,290,722
TOTAL SINGAPORE		5,570,842
South Africa - 2.7%
African Rainbow Minerals Ltd.	2,500	56,317
AngloGold Ashanti Ltd.	38,500	1,076,185
Bidvest Group Ltd.	32,000	765,035
City Lodge Hotels Ltd.	4,200	51,649
Clicks Group Ltd.	95,356	639,619
Impala Platinum Holdings Ltd.	45,100	818,762
Mr Price Group Ltd.	2,100	28,947
MTN Group Ltd.	65,500	1,282,182
Nampak Ltd.	146,583	514,395
Reunert Ltd.	70,300	586,295
Sasol Ltd.	29,100	1,256,676
Standard Bank Group Ltd.	90,300	1,177,793
Tiger Brands Ltd.	32,000	1,053,555
TOTAL SOUTH AFRICA		9,307,410
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	222,428	2,197,589
Grifols SA	1,546	52,584
Iberdrola SA	149,167	804,485
Inditex SA	10,699	1,499,197
Common Stocks - continued
	Shares	Value
Spain - continued
Prosegur Compania de Seguridad SA (Reg.)	117,476	$ 733,741
Repsol YPF SA	41,156	918,973
TOTAL SPAIN		6,206,569
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	27,400	1,025,693
Atlas Copco AB (A Shares)	32,572	928,821
Fagerhult AB	12,650	365,104
H&M Hennes & Mauritz AB (B Shares)	44,986	1,657,120
Intrum Justitia AB	29,363	475,694
SKF AB (B Shares)	27,400	680,060
Svenska Handelsbanken AB (A Shares)	35,906	1,468,352
Swedish Match Co. AB	30,250	1,135,234
TOTAL SWEDEN		7,736,078
Switzerland - 6.9%
Holcim Ltd. (Reg.)	8,540	664,863
Nestle SA	96,149	6,751,177
Novartis AG	47,503	3,229,086
Roche Holding AG (participation certificate)	18,116	4,009,189
Schindler Holding AG:
(participation certificate)	5,270	781,770
(Reg.)	1,620	234,264
Swatch Group AG (Bearer)	1,840	1,009,720
Swisscom AG	1,778	788,334
Syngenta AG (Switzerland)	3,002	1,290,974
UBS AG (NY Shares)	189,537	3,292,258
Zehnder Group AG	1,163	55,080
Zurich Insurance Group AG	6,808	1,958,502
TOTAL SWITZERLAND		24,065,217
Taiwan - 4.5%
China Steel Chemical Corp.	143,000	707,010
Chinatrust Financial Holding Co. Ltd.	2,114	1,210
Chroma ATE, Inc.	324,116	694,769
CTCI Corp.	350,000	669,658
Delta Electronics, Inc.	204,000	739,180
E.SUN Financial Holdings Co. Ltd.	1,324,350	757,925
Motech Industries, Inc. (a)	508,000	569,414
Powertech Technology, Inc.	526,000	790,870
President Chain Store Corp.	146,000	788,588
SIMPLO Technology Co. Ltd.	162,300	755,715
Standard Foods Corp.	228,000	636,979
Common Stocks - continued
	Shares	Value
Taiwan - continued
Synnex Technology International Corp.	320,000	$ 649,103
Taiwan Hon Chuan Enterprise Co. Ltd.	291,000	724,297
Taiwan Mobile Co. Ltd.	248,000	881,815
Taiwan Semiconductor Manufacturing Co. Ltd.	812,035	2,782,290
TXC Corp.	394,000	635,097
Unified-President Enterprises Corp.	768,800	1,348,589
Wistron Corp.	597,000	691,412
WPG Holding Co. Ltd.	612,000	822,770
TOTAL TAIWAN		15,646,691
Turkey - 1.4%
Albaraka Turk Katilim Bankasi A/S	97,303	105,118
Anadolu Efes Biracilik Ve Malt Sanayii A/S	58,000	867,321
Asya Katilim Bankasi A/S (a)	27,000	34,235
Boyner Buyuk Magazacilik A/S (a)	42,049	106,871
Coca-Cola Icecek A/S	55,789	1,357,651
Enka Insaat ve Sanayi A/S	211,680	635,491
Turkiye Garanti Bankasi A/S	229,500	1,150,925
Turkiye Petrol Rafinerile A/S	18,313	505,007
TOTAL TURKEY		4,762,619
United Kingdom - 17.3%
Babcock International Group PLC	44,800	737,528
Barclays PLC	432,474	2,076,335
Barclays PLC sponsored ADR	23,800	456,008
Bellway PLC	6,928	121,965
Berendsen PLC	6,246	60,428
BG Group PLC	114,227	2,029,037
BHP Billiton PLC	67,017	2,298,139
BHP Billiton PLC ADR	31,900	2,189,616
BP PLC sponsored ADR	40,845	1,818,419
British American Tobacco PLC (United Kingdom)	18,306	951,392
British Land Co. PLC	100,566	896,377
Britvic PLC	13,776	98,057
Bunzl PLC	45,857	824,022
Centrica PLC	208,375	1,157,351
Compass Group PLC	90,114	1,091,915
Dechra Pharmaceuticals PLC	9,800	96,443
Derwent London PLC	1,900	65,029
Elementis PLC	21,184	70,959
Fenner PLC	7,453	44,788
GlaxoSmithKline PLC sponsored ADR	72,697	3,315,710
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Great Portland Estates PLC	17,772	$ 137,127
H&T Group PLC	7,114	32,889
HSBC Holdings PLC sponsored ADR	89,590	5,094,087
Imperial Tobacco Group PLC	12,309	457,793
InterContinental Hotel Group PLC ADR	53,847	1,580,948
ITV PLC	373,419	679,894
Johnson Matthey PLC	33,077	1,188,222
Kingfisher PLC	171,127	731,986
Legal & General Group PLC	481,332	1,163,410
Meggitt PLC	23,598	162,805
National Grid PLC	135,391	1,482,483
Next PLC	10,200	656,471
Persimmon PLC	6,537	87,348
Prudential PLC	70,864	1,075,710
PZ Cussons PLC Class L	174,719	1,077,382
Reckitt Benckiser Group PLC	28,551	1,902,745
Reed Elsevier PLC	98,834	1,076,877
Rexam PLC	71,288	529,699
Rolls-Royce Group PLC	93,852	1,408,114
Rolls-Royce Group PLC (C Shares)	5,126,352	8,130
Rotork PLC	25,603	1,074,850
Royal Dutch Shell PLC Class A sponsored ADR	86,830	6,123,252
SABMiller PLC	54,963	2,745,897
Scottish & Southern Energy PLC	43,924	988,525
Serco Group PLC	90,608	796,840
Shaftesbury PLC	49,537	434,075
Spectris PLC	4,370	153,448
Spirax-Sarco Engineering PLC	6,104	218,596
Standard Chartered PLC (United Kingdom)	96,344	2,563,247
Ted Baker PLC	3,775	72,085
Ultra Electronics Holdings PLC	4,601	120,039
Unite Group PLC	93,502	422,490
Victrex PLC	4,718	114,785
Vodafone Group PLC sponsored ADR	136,532	3,730,054
TOTAL UNITED KINGDOM		60,491,821
United States of America - 5.9%
Albemarle Corp.	4,763	292,020
Allergan, Inc.	5,900	619,559
Amazon.com, Inc. (a)	2,399	636,935
ANSYS, Inc. (a)	500	36,800
Autoliv, Inc.	20,850	1,371,930
Common Stocks - continued
	Shares	Value
United States of America - continued
Berkshire Hathaway, Inc. Class B (a)	9,411	$ 912,208
BorgWarner, Inc. (a)	12,397	919,609
BPZ Energy, Inc. (a)	14,847	46,768
Broadridge Financial Solutions, Inc.	2,140	50,440
CME Group, Inc.	8,300	480,072
Cummins, Inc.	5,391	619,049
Cymer, Inc. (a)	1,150	118,416
Dril-Quip, Inc. (a)	1,370	111,093
Evercore Partners, Inc. Class A	2,060	78,939
FMC Technologies, Inc. (a)	14,503	686,717
Greenhill & Co., Inc.	1,220	71,858
Kansas City Southern	1,490	138,734
KLA-Tencor Corp.	9,300	510,663
Martin Marietta Materials, Inc.	5,630	555,850
MasterCard, Inc. Class A	2,909	1,508,026
Mead Johnson Nutrition Co. Class A	17,500	1,330,000
Mohawk Industries, Inc. (a)	7,735	786,340
National Oilwell Varco, Inc.	11,700	867,438
Oceaneering International, Inc.	1,850	116,939
Philip Morris International, Inc.	23,000	2,027,680
PriceSmart, Inc.	8,650	666,137
ResMed, Inc.	17,020	745,476
Solera Holdings, Inc.	9,952	545,469
SS&C Technologies Holdings, Inc. (a)	15,854	358,776
Union Pacific Corp.	9,100	1,196,286
Universal Display Corp. (a)	2,047	56,948
Virgin Media, Inc.	17,233	675,909
Visa, Inc. Class A	9,001	1,421,348
Zoetis, Inc. Class A	1,000	26,000
TOTAL UNITED STATES OF AMERICA		20,586,432
TOTAL COMMON STOCKS (Cost $307,404,561)		343,995,343
Nonconvertible Preferred Stocks - 0.4%

Brazil - 0.1%
Banco ABC Brasil SA	15,794	115,321
Banco Pine SA	7,906	57,845
TOTAL BRAZIL		173,166
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.3%
Volkswagen AG	4,734	$ 1,170,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,020,592)		1,343,994
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.16% (b) (Cost $3,901,030)	3,901,030	3,901,030
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $312,326,183)		349,240,367
NET OTHER ASSETS (LIABILITIES) - 0.2%		800,956
NET ASSETS - 100%		$ 350,041,323
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,399
Fidelity Securities Lending Cash Central Fund	10,455
Total	$ 13,854
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,131,730	$ 38,695,361	$ 1,436,369	$ -
Consumer Staples	50,384,637	44,360,967	6,023,670	-
Energy	22,428,850	18,427,142	4,001,708	-
Financials	75,381,138	66,940,487	8,440,651	-
Health Care	32,577,563	24,713,303	7,864,260	-
Industrials	44,986,732	42,306,508	2,680,224	-
Information Technology	24,341,100	21,558,810	2,782,290	-
Materials	29,360,709	24,695,411	4,665,298	-
Telecommunication Services	14,739,887	14,739,887	-	-
Utilities	11,006,991	9,524,508	1,482,483	-
Money Market Funds	3,901,030	3,901,030	-	-
Total Investments in Securities:	$ 349,240,367	$ 309,863,414	$ 39,376,953	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $313,274,832. Net unrealized appreciation aggregated $35,965,535, of which $43,747,735 related to appreciated investment securities and $7,782,200 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

January 31, 2013

1.813085.108

WLD-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 1.5%
Australia & New Zealand Banking Group Ltd.	290,317	$ 8,046,897
Commonwealth Bank of Australia	59,860	4,023,098
Ramsay Health Care Ltd.	105,887	3,261,776
Spark Infrastructure Group unit	1,274,589	2,332,643
TOTAL AUSTRALIA		17,664,414
Bailiwick of Jersey - 1.1%
Delphi Automotive PLC (a)	95,000	3,672,700
Experian PLC	300,300	5,148,541
Wolseley PLC	90,926	4,246,944
TOTAL BAILIWICK OF JERSEY		13,068,185
Belgium - 0.8%
Anheuser-Busch InBev SA NV	71,611	6,300,951
KBC Groupe SA	98,758	3,893,408
TOTAL BELGIUM		10,194,359
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	310,000	1,966,630
Hongkong Land Holdings Ltd.	212,000	1,659,960
TOTAL BERMUDA		3,626,590
Brazil - 0.6%
Arezzo Industria e Comercio SA	34,300	645,919
Qualicorp SA (a)	329,000	3,403,420
Souza Cruz SA	77,200	1,277,395
Totvs SA	68,100	1,483,163
TOTAL BRAZIL		6,809,897
British Virgin Islands - 0.1%
Mail.ru Group Ltd. GDR (Reg. S)	41,300	1,374,051
Canada - 2.0%
Canadian Pacific	191,000	22,050,983
Franco-Nevada Corp.	21,900	1,170,532
InterOil Corp. (a)	10,500	626,640
TOTAL CANADA		23,848,155
Cayman Islands - 0.6%
Belle International Holdings Ltd.	1,103,000	2,451,933
Chow Tai Fook Jewellery Group Ltd.	564,600	899,819
ENN Energy Holdings Ltd.	314,000	1,504,126
Eurasia Drilling Co. Ltd. GDR (Reg. S)	27,100	1,027,090
Sands China Ltd.	277,200	1,397,545
TOTAL CAYMAN ISLANDS		7,280,513
Curacao - 1.0%
Schlumberger Ltd.	159,000	12,409,950
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	31,822	33,058

	Shares	Value
Denmark - 0.8%
Novo Nordisk A/S Series B	54,016	$ 9,943,919
France - 4.9%
Alstom SA	9,000	399,478
Arkema SA	26,930	3,071,507
Atos Origin SA	24,076	1,761,358
AXA SA	157,837	2,923,203
BNP Paribas SA	99,930	6,270,002
Bureau Veritas SA	32,900	3,940,484
Credit Agricole SA (a)	218,100	2,155,871
Danone SA	32,700	2,266,179
Havas SA	233,800	1,532,031
Iliad SA	26,742	4,956,354
Lafarge SA (Bearer)	33,100	2,023,791
LVMH Moet Hennessy - Louis Vuitton SA	34,779	6,556,903
PPR SA (d)	31,350	6,742,618
Sanofi SA	57,258	5,581,862
Sanofi SA sponsored ADR	37,000	1,801,160
Schneider Electric SA	77,800	5,926,227
Technip SA	11,800	1,279,520
TOTAL FRANCE		59,188,548
Germany - 3.5%
Aareal Bank AG (a)	63,891	1,523,351
Allianz AG	23,424	3,350,668
BASF AG	75,009	7,603,913
Bayerische Motoren Werke AG (BMW)	72,224	7,271,575
Brenntag AG	17,900	2,550,770
Fresenius SE & Co. KGaA	15,800	1,923,283
GEA Group AG	59,653	2,162,616
Gerry Weber International AG (Bearer)	19,400	943,546
GSW Immobilien AG	32,983	1,407,571
HeidelbergCement Finance AG	49,300	3,105,325
MTU Aero Engines Holdings AG	17,300	1,649,229
SAP AG	57,454	4,711,644
Siemens AG	27,761	3,041,592
Wirecard AG	42,700	972,292
TOTAL GERMANY		42,217,375
Hong Kong - 0.9%
AIA Group Ltd.	1,345,200	5,351,035
HKT Trust / HKT Ltd. unit	909,000	847,419
Techtronic Industries Co. Ltd.	2,334,000	4,724,940
TOTAL HONG KONG		10,923,394
India - 0.5%
Apollo Hospitals Enterprise Ltd.	25,151	381,691
Housing Development Finance Corp. Ltd. (a)	292,606	4,320,023
Titan Industries Ltd. (a)	374,259	1,962,445
TOTAL INDIA		6,664,159
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	1,793,500	1,470,304
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Media Nusantara Citra Tbk	2,557,500	$ 626,351
PT Sarana Menara Nusantara Tbk (a)	371,000	921,997
PT Tower Bersama Infrastructure Tbk (a)	3,318,000	2,018,678
TOTAL INDONESIA		5,037,330
Ireland - 1.9%
Accenture PLC Class A	72,000	5,176,080
Alkermes PLC (a)	84,000	1,936,200
Eaton Corp. PLC	115,000	6,549,250
James Hardie Industries PLC CDI	365,087	3,883,270
Jazz Pharmaceuticals PLC (a)	22,000	1,240,580
Paddy Power PLC (Ireland)	29,700	2,463,959
Trinity Biotech PLC sponsored ADR	102,000	1,645,260
TOTAL IRELAND		22,894,599
Israel - 0.2%
Stratasys Ltd. (a)	29,000	2,275,920
Italy - 1.4%
De Longhi SpA	121,400	1,963,208
ENI SpA	278,800	6,963,739
Fiat Industrial SpA	193,937	2,497,663
Prada SpA	253,200	2,275,581
Prysmian SpA	95,200	2,037,178
Tod's SpA	10,858	1,483,145
TOTAL ITALY		17,220,514
Japan - 7.2%
ABC-Mart, Inc.	70,200	2,671,507
AEON Credit Service Co. Ltd.	128,500	2,661,480
Aozora Bank Ltd.	474,000	1,332,145
Calbee, Inc.	14,400	1,184,187
Cosmos Pharmaceutical Corp.	17,800	1,905,648
Credit Saison Co. Ltd.	48,900	1,033,667
Daito Trust Construction Co. Ltd.	13,300	1,311,892
Don Quijote Co. Ltd.	109,500	4,358,686
Fast Retailing Co. Ltd.	12,900	3,396,927
Hitachi Ltd.	530,000	3,141,342
Honda Motor Co. Ltd.	202,000	7,635,437
Japan Tobacco, Inc.	167,600	5,217,969
JSR Corp.	137,200	2,709,642
Kakaku.com, Inc.	54,300	2,030,794
Keyence Corp.	18,460	5,121,441
LIXIL Group Corp.	54,200	1,258,908
Mitsubishi Estate Co. Ltd.	199,000	4,818,044
Mitsubishi UFJ Financial Group, Inc.	1,022,400	5,814,534
ORIX Corp.	79,370	8,479,905
Park24 Co. Ltd.	83,900	1,514,778
Rakuten, Inc.	246,000	2,246,268
Seven Bank Ltd.	795,700	1,923,011
Shinsei Bank Ltd.	1,395,000	2,852,698
Ship Healthcare Holdings, Inc.	33,300	953,718
Softbank Corp.	47,800	1,704,063

	Shares	Value
Suzuki Motor Corp.	108,600	$ 2,841,925
Toyota Motor Corp.	74,100	3,539,346
Unicharm Corp.	38,600	2,047,242
USS Co. Ltd.	12,140	1,362,091
TOTAL JAPAN		87,069,295
Korea (South) - 1.1%
Hyundai Motor Co.	9,556	1,800,516
LG Household & Health Care Ltd.	3,511	1,958,784
NHN Corp.	3,893	862,320
Orion Corp.	742	693,573
Samsung Electronics Co. Ltd.	5,734	7,631,208
TOTAL KOREA (SOUTH)		12,946,401
Luxembourg - 0.3%
Brait SA	360,653	1,290,214
Samsonite International SA	1,292,100	2,815,650
TOTAL LUXEMBOURG		4,105,864
Mexico - 0.4%
Alsea SAB de CV	786,200	1,822,879
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	24,200	2,610,938
TOTAL MEXICO		4,433,817
Netherlands - 1.7%
AEGON NV	292,700	1,954,158
ASML Holding NV	75,507	5,669,821
ING Groep NV (Certificaten Van Aandelen) (a)	367,300	3,714,980
Koninklijke Philips Electronics NV	76,300	2,376,442
LyondellBasell Industries NV Class A	29,000	1,839,180
NXP Semiconductors NV (a)	26,000	779,740
Randstad Holding NV	42,858	1,777,202
Yandex NV (a)	98,600	2,387,106
TOTAL NETHERLANDS		20,498,629
Norway - 0.4%
DnB NOR ASA	326,400	4,564,784
Philippines - 0.1%
Alliance Global Group, Inc.	3,433,100	1,595,536
Poland - 0.3%
Eurocash SA	215,900	3,513,124
Puerto Rico - 0.0%
Popular, Inc. (a)	14,000	375,760
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	306,102	1,313,457
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	178,700	3,513,242
Singapore - 0.1%
Global Logistic Properties Ltd.	627,000	1,398,231
Common Stocks - continued
	Shares	Value
South Africa - 0.5%
Clicks Group Ltd.	226,213	$ 1,517,368
Distell Group Ltd.	126,410	1,554,520
Nampak Ltd.	200,000	701,849
Shoprite Holdings Ltd.	95,600	1,800,860
TOTAL SOUTH AFRICA		5,574,597
Spain - 1.2%
Amadeus IT Holding SA Class A	63,100	1,582,886
Banco Bilbao Vizcaya Argentaria SA	488,508	4,856,639
Grifols SA ADR	75,442	2,007,512
Inditex SA	39,477	5,531,713
TOTAL SPAIN		13,978,750
Sweden - 1.3%
ASSA ABLOY AB (B Shares)	74,400	2,785,092
Atlas Copco AB (A Shares)	116,200	3,313,551
Biovitrum AB (a)	100,000	599,259
Intrum Justitia AB	115,000	1,863,051
Svenska Handelsbanken AB (A Shares)	115,600	4,727,384
Swedish Match Co. AB	78,000	2,927,216
TOTAL SWEDEN		16,215,553
Switzerland - 3.7%
Adecco SA (Reg.)	35,860	2,060,852
Dufry AG (a)	17,510	2,391,619
Partners Group Holding AG	13,818	3,244,774
Roche Holding AG (participation certificate)	23,638	5,231,244
Schindler Holding AG (participation certificate)	33,294	4,938,948
SGS SA (Reg.)	780	1,858,184
Swatch Group AG (Bearer)	2,200	1,207,274
Syngenta AG (Switzerland)	9,770	4,201,470
TE Connectivity Ltd.	18,000	699,840
UBS AG	362,240	6,291,253
UBS AG (NY Shares)	397,000	6,895,890
Zurich Insurance Group AG	20,820	5,989,425
TOTAL SWITZERLAND		45,010,773
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)	280,000	711,642
United Kingdom - 8.9%
Aberdeen Asset Management PLC	355,842	2,271,006
Anglo American PLC (United Kingdom)	45,018	1,346,934
Ashmore Group PLC	187,900	1,064,192
Barclays PLC	1,005,498	4,827,458
Bellway PLC	60,700	1,068,599
BHP Billiton PLC	272,542	9,345,980
British American Tobacco PLC (United Kingdom)	70,200	3,648,406
British Land Co. PLC	337,095	3,004,636
Diageo PLC	244,804	7,287,363
GlaxoSmithKline PLC	107,100	2,449,800

	Shares	Value
Hikma Pharmaceuticals PLC	121,783	$ 1,557,737
HSBC Holdings PLC (United Kingdom)	715,328	8,134,540
Intertek Group PLC	55,600	2,741,566
Jazztel PLC (a)	150,217	1,031,857
Legal & General Group PLC	2,217,925	5,360,867
Lloyds Banking Group PLC (a)	4,242,200	3,472,302
London Stock Exchange Group PLC	93,500	1,785,424
Meggitt PLC	416,600	2,874,165
Next PLC	43,800	2,818,963
Ocado Group PLC (a)(d)	861,000	1,444,748
Persimmon PLC	166,200	2,220,773
Rolls-Royce Group PLC	271,600	4,074,967
Rolls-Royce Group PLC (C Shares)	20,641,600	32,738
Rotork PLC	44,510	1,868,593
Royal Dutch Shell PLC Class B (United Kingdom)	340,318	12,369,511
SABMiller PLC	92,100	4,601,224
Standard Chartered PLC (United Kingdom)	106,579	2,835,550
Taylor Wimpey PLC	1,609,500	1,816,223
The Restaurant Group PLC	85,300	509,486
The Weir Group PLC	47,100	1,482,060
Ultra Electronics Holdings PLC	36,900	962,710
Vodafone Group PLC	2,217,200	6,051,096
Vodafone Group PLC sponsored ADR	47,212	1,289,832
TOTAL UNITED KINGDOM		107,651,306
United States of America - 47.0%
3D Systems Corp. (a)(d)	45,000	2,603,250
Actavis, Inc. (a)	19,100	1,650,049
Akamai Technologies, Inc. (a)	5,000	203,550
Allergan, Inc.	64,000	6,720,640
American Tower Corp.	266,000	20,255,900
American Woodmark Corp. (a)	7,000	194,670
Ameriprise Financial, Inc.	101,000	6,698,320
Amphenol Corp. Class A	19,000	1,283,830
Apollo Global Management LLC Class A	117,000	2,605,590
Apple, Inc.	10,600	4,826,286
ARIAD Pharmaceuticals, Inc. (a)	27,000	536,760
Ashland, Inc.	54,231	4,257,676
Autodesk, Inc. (a)	83,000	3,227,040
Axiall Corp.	43,000	2,415,740
Bank of America Corp.	846,000	9,576,720
Beam, Inc.	38,200	2,343,188
Belden, Inc.	35,000	1,685,250
Berkshire Hathaway, Inc. Class B (a)	89,000	8,626,770
BlackRock, Inc. Class A	16,000	3,780,480
Brunswick Corp.	236,000	8,533,760
Cabela's, Inc. Class A (a)	115,000	5,936,300
Cabot Oil & Gas Corp.	158,000	8,339,240
Carlisle Companies, Inc.	25,000	1,603,750
Celgene Corp. (a)	54,000	5,343,840
CenturyLink, Inc.	14,000	566,300
Citigroup, Inc.	533,000	22,471,280
Common Stocks - continued
	Shares	Value
United States of America - continued
Citrix Systems, Inc. (a)	18,209	$ 1,332,170
Cognizant Technology Solutions Corp. Class A (a)	239,300	18,708,474
Comcast Corp. Class A	277,000	10,548,160
Computer Sciences Corp.	14,000	585,200
Concho Resources, Inc. (a)	7,000	638,540
Cree, Inc. (a)	78,000	3,365,700
CVS Caremark Corp.	51,000	2,611,200
D.R. Horton, Inc.	35,000	828,100
Discovery Communications, Inc. (a)	269,000	18,663,220
Drew Industries, Inc.	7,000	256,340
Eastman Chemical Co.	203,000	14,443,450
eBay, Inc. (a)	325,800	18,221,994
Estee Lauder Companies, Inc. Class A	34,700	2,114,271
Facebook, Inc. Class A	160,000	4,955,200
FleetCor Technologies, Inc. (a)	19,000	1,136,960
FMC Corp.	47,000	2,889,090
Fossil, Inc. (a)	1,600	168,928
Franklin Electric Co., Inc.	5,000	332,600
G-III Apparel Group Ltd. (a)	48,100	1,726,309
General Electric Co.	88,800	1,978,464
Gilead Sciences, Inc. (a)	326,000	12,860,700
Google, Inc. Class A (a)	17,000	12,846,730
Home Depot, Inc.	144,000	9,636,480
HSN, Inc.	36,000	2,145,600
International Paper Co.	13,000	538,460
ITC Holdings Corp.	7,000	567,000
J.B. Hunt Transport Services, Inc.	200,600	13,494,362
JPMorgan Chase & Co.	192,000	9,033,600
Masco Corp.	256,000	4,707,840
MasterCard, Inc. Class A	67,400	34,940,155
Medivation, Inc. (a)	83,000	4,511,880
Monsanto Co.	87,000	8,817,450
Mylan, Inc. (a)	13,000	367,510
NCR Corp. (a)	55,000	1,527,350
Noble Energy, Inc.	78,000	8,407,620
Oasis Petroleum, Inc. (a)	57,000	2,045,160
Onyx Pharmaceuticals, Inc. (a)	136,000	10,542,720
Oracle Corp.	143,000	5,077,930
Palo Alto Networks, Inc.	3,300	182,688
Pentair Ltd.	5,000	253,400
Phillips 66	242,000	14,657,940
Pioneer Natural Resources Co.	77,900	9,156,366
Post Holdings, Inc. (a)	42,000	1,595,580
Precision Castparts Corp.	13,000	2,384,200
Prestige Brands Holdings, Inc. (a)	304,000	6,520,800
PulteGroup, Inc. (a)	474,000	9,830,760
PVH Corp.	103,000	12,243,610
QUALCOMM, Inc.	31,000	2,046,930
Quidel Corp. (a)	51,000	1,144,440
Realogy Holdings Corp.	129,800	5,811,146
Red Hat, Inc. (a)	55,000	3,055,800

	Shares	Value
Regal-Beloit Corp.	34,500	$ 2,558,520
Regeneron Pharmaceuticals, Inc. (a)	14,000	2,435,160
Rosetta Resources, Inc. (a)	38,000	2,014,760
Ross Stores, Inc.	102,000	6,089,400
salesforce.com, Inc. (a)	62,000	10,672,060
Seattle Genetics, Inc. (a)	67,000	1,973,150
SolarWinds, Inc. (a)	39,000	2,122,380
State Street Corp.	128,000	7,123,200
SVB Financial Group (a)	44,615	2,961,098
T. Rowe Price Group, Inc.	48,000	3,429,600
Targa Resources Corp.	9,400	567,384
Teledyne Technologies, Inc. (a)	5,000	341,300
The Blackstone Group LP	455,000	8,417,500
The Cooper Companies, Inc.	75,000	7,601,250
The Travelers Companies, Inc.	143,000	11,219,780
TJX Companies, Inc.	150,500	6,799,590
Toll Brothers, Inc. (a)	212,000	7,939,400
Total System Services, Inc.	67,900	1,578,675
United Rentals, Inc. (a)	115,000	5,821,300
United Technologies Corp.	35,000	3,064,950
USG Corp. (a)(d)	129,000	3,791,310
Valero Energy Corp.	25,000	1,093,250
Visa, Inc. Class A	42,000	6,632,220
Vulcan Materials Co.	54,000	3,054,240
Western Gas Equity Partners LP	117,500	3,966,800
Winnebago Industries, Inc. (a)	51,000	954,720
Workday, Inc.	19,150	1,022,993
Zoetis, Inc. Class A	10,400	270,400
TOTAL UNITED STATES OF AMERICA		568,259,146
TOTAL COMMON STOCKS (Cost $991,452,351)		1,175,404,837
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $4,757,789)	27,400	6,776,658
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/18/13 (e) (Cost $349,950)	$ 350,000	349,956
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	31,685,824	$ 31,685,824
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	11,530,011	11,530,011
TOTAL MONEY MARKET FUNDS (Cost $43,215,835)		43,215,835
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,039,775,925)		1,225,747,286
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(16,498,472)
NET ASSETS - 100%		$ 1,209,248,814
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
162 CME NIKKEI 225 Index Contracts (Japan)	March 2013	$ 9,047,700	$ 856,354
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,962.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,781
Fidelity Securities Lending Cash Central Fund	50,453
Total	$ 65,234
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 210,903,825	$ 199,729,042	$ 11,174,783	$ -
Consumer Staples	67,497,986	50,261,266	17,236,720	-
Energy	85,563,510	66,230,260	19,333,250	-
Financials	278,039,733	237,660,412	39,065,864	1,313,457
Health Care	99,876,920	81,901,339	17,975,581	-
Industrials	143,792,214	138,374,180	5,418,034	-
Information Technology	189,816,571	185,104,927	4,711,644	-
Materials	77,419,499	63,872,049	13,547,450	-
Telecommunication Services	22,900,838	16,849,742	6,051,096	-
Utilities	6,370,399	6,370,399	-	-
Government Obligations	349,956	-	349,956	-
Money Market Funds	43,215,835	43,215,835	-	-
Total Investments in Securities:	$ 1,225,747,286	$ 1,089,569,451	$ 134,864,378	$ 1,313,457
Derivative Instruments:
Assets
Futures Contracts	$ 856,354	$ 856,354	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,046,996,641. Net unrealized appreciation aggregated $178,750,645, of which $191,582,305 related to appreciated investment securities and $12,831,660 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Worldwide Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883453.103

AWLD-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 1.5%
Australia & New Zealand Banking Group Ltd.	290,317	$ 8,046,897
Commonwealth Bank of Australia	59,860	4,023,098
Ramsay Health Care Ltd.	105,887	3,261,776
Spark Infrastructure Group unit	1,274,589	2,332,643
TOTAL AUSTRALIA		17,664,414
Bailiwick of Jersey - 1.1%
Delphi Automotive PLC (a)	95,000	3,672,700
Experian PLC	300,300	5,148,541
Wolseley PLC	90,926	4,246,944
TOTAL BAILIWICK OF JERSEY		13,068,185
Belgium - 0.8%
Anheuser-Busch InBev SA NV	71,611	6,300,951
KBC Groupe SA	98,758	3,893,408
TOTAL BELGIUM		10,194,359
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	310,000	1,966,630
Hongkong Land Holdings Ltd.	212,000	1,659,960
TOTAL BERMUDA		3,626,590
Brazil - 0.6%
Arezzo Industria e Comercio SA	34,300	645,919
Qualicorp SA (a)	329,000	3,403,420
Souza Cruz SA	77,200	1,277,395
Totvs SA	68,100	1,483,163
TOTAL BRAZIL		6,809,897
British Virgin Islands - 0.1%
Mail.ru Group Ltd. GDR (Reg. S)	41,300	1,374,051
Canada - 2.0%
Canadian Pacific	191,000	22,050,983
Franco-Nevada Corp.	21,900	1,170,532
InterOil Corp. (a)	10,500	626,640
TOTAL CANADA		23,848,155
Cayman Islands - 0.6%
Belle International Holdings Ltd.	1,103,000	2,451,933
Chow Tai Fook Jewellery Group Ltd.	564,600	899,819
ENN Energy Holdings Ltd.	314,000	1,504,126
Eurasia Drilling Co. Ltd. GDR (Reg. S)	27,100	1,027,090
Sands China Ltd.	277,200	1,397,545
TOTAL CAYMAN ISLANDS		7,280,513
Curacao - 1.0%
Schlumberger Ltd.	159,000	12,409,950
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	31,822	33,058

	Shares	Value
Denmark - 0.8%
Novo Nordisk A/S Series B	54,016	$ 9,943,919
France - 4.9%
Alstom SA	9,000	399,478
Arkema SA	26,930	3,071,507
Atos Origin SA	24,076	1,761,358
AXA SA	157,837	2,923,203
BNP Paribas SA	99,930	6,270,002
Bureau Veritas SA	32,900	3,940,484
Credit Agricole SA (a)	218,100	2,155,871
Danone SA	32,700	2,266,179
Havas SA	233,800	1,532,031
Iliad SA	26,742	4,956,354
Lafarge SA (Bearer)	33,100	2,023,791
LVMH Moet Hennessy - Louis Vuitton SA	34,779	6,556,903
PPR SA (d)	31,350	6,742,618
Sanofi SA	57,258	5,581,862
Sanofi SA sponsored ADR	37,000	1,801,160
Schneider Electric SA	77,800	5,926,227
Technip SA	11,800	1,279,520
TOTAL FRANCE		59,188,548
Germany - 3.5%
Aareal Bank AG (a)	63,891	1,523,351
Allianz AG	23,424	3,350,668
BASF AG	75,009	7,603,913
Bayerische Motoren Werke AG (BMW)	72,224	7,271,575
Brenntag AG	17,900	2,550,770
Fresenius SE & Co. KGaA	15,800	1,923,283
GEA Group AG	59,653	2,162,616
Gerry Weber International AG (Bearer)	19,400	943,546
GSW Immobilien AG	32,983	1,407,571
HeidelbergCement Finance AG	49,300	3,105,325
MTU Aero Engines Holdings AG	17,300	1,649,229
SAP AG	57,454	4,711,644
Siemens AG	27,761	3,041,592
Wirecard AG	42,700	972,292
TOTAL GERMANY		42,217,375
Hong Kong - 0.9%
AIA Group Ltd.	1,345,200	5,351,035
HKT Trust / HKT Ltd. unit	909,000	847,419
Techtronic Industries Co. Ltd.	2,334,000	4,724,940
TOTAL HONG KONG		10,923,394
India - 0.5%
Apollo Hospitals Enterprise Ltd.	25,151	381,691
Housing Development Finance Corp. Ltd. (a)	292,606	4,320,023
Titan Industries Ltd. (a)	374,259	1,962,445
TOTAL INDIA		6,664,159
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	1,793,500	1,470,304
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Media Nusantara Citra Tbk	2,557,500	$ 626,351
PT Sarana Menara Nusantara Tbk (a)	371,000	921,997
PT Tower Bersama Infrastructure Tbk (a)	3,318,000	2,018,678
TOTAL INDONESIA		5,037,330
Ireland - 1.9%
Accenture PLC Class A	72,000	5,176,080
Alkermes PLC (a)	84,000	1,936,200
Eaton Corp. PLC	115,000	6,549,250
James Hardie Industries PLC CDI	365,087	3,883,270
Jazz Pharmaceuticals PLC (a)	22,000	1,240,580
Paddy Power PLC (Ireland)	29,700	2,463,959
Trinity Biotech PLC sponsored ADR	102,000	1,645,260
TOTAL IRELAND		22,894,599
Israel - 0.2%
Stratasys Ltd. (a)	29,000	2,275,920
Italy - 1.4%
De Longhi SpA	121,400	1,963,208
ENI SpA	278,800	6,963,739
Fiat Industrial SpA	193,937	2,497,663
Prada SpA	253,200	2,275,581
Prysmian SpA	95,200	2,037,178
Tod's SpA	10,858	1,483,145
TOTAL ITALY		17,220,514
Japan - 7.2%
ABC-Mart, Inc.	70,200	2,671,507
AEON Credit Service Co. Ltd.	128,500	2,661,480
Aozora Bank Ltd.	474,000	1,332,145
Calbee, Inc.	14,400	1,184,187
Cosmos Pharmaceutical Corp.	17,800	1,905,648
Credit Saison Co. Ltd.	48,900	1,033,667
Daito Trust Construction Co. Ltd.	13,300	1,311,892
Don Quijote Co. Ltd.	109,500	4,358,686
Fast Retailing Co. Ltd.	12,900	3,396,927
Hitachi Ltd.	530,000	3,141,342
Honda Motor Co. Ltd.	202,000	7,635,437
Japan Tobacco, Inc.	167,600	5,217,969
JSR Corp.	137,200	2,709,642
Kakaku.com, Inc.	54,300	2,030,794
Keyence Corp.	18,460	5,121,441
LIXIL Group Corp.	54,200	1,258,908
Mitsubishi Estate Co. Ltd.	199,000	4,818,044
Mitsubishi UFJ Financial Group, Inc.	1,022,400	5,814,534
ORIX Corp.	79,370	8,479,905
Park24 Co. Ltd.	83,900	1,514,778
Rakuten, Inc.	246,000	2,246,268
Seven Bank Ltd.	795,700	1,923,011
Shinsei Bank Ltd.	1,395,000	2,852,698
Ship Healthcare Holdings, Inc.	33,300	953,718
Softbank Corp.	47,800	1,704,063

	Shares	Value
Suzuki Motor Corp.	108,600	$ 2,841,925
Toyota Motor Corp.	74,100	3,539,346
Unicharm Corp.	38,600	2,047,242
USS Co. Ltd.	12,140	1,362,091
TOTAL JAPAN		87,069,295
Korea (South) - 1.1%
Hyundai Motor Co.	9,556	1,800,516
LG Household & Health Care Ltd.	3,511	1,958,784
NHN Corp.	3,893	862,320
Orion Corp.	742	693,573
Samsung Electronics Co. Ltd.	5,734	7,631,208
TOTAL KOREA (SOUTH)		12,946,401
Luxembourg - 0.3%
Brait SA	360,653	1,290,214
Samsonite International SA	1,292,100	2,815,650
TOTAL LUXEMBOURG		4,105,864
Mexico - 0.4%
Alsea SAB de CV	786,200	1,822,879
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	24,200	2,610,938
TOTAL MEXICO		4,433,817
Netherlands - 1.7%
AEGON NV	292,700	1,954,158
ASML Holding NV	75,507	5,669,821
ING Groep NV (Certificaten Van Aandelen) (a)	367,300	3,714,980
Koninklijke Philips Electronics NV	76,300	2,376,442
LyondellBasell Industries NV Class A	29,000	1,839,180
NXP Semiconductors NV (a)	26,000	779,740
Randstad Holding NV	42,858	1,777,202
Yandex NV (a)	98,600	2,387,106
TOTAL NETHERLANDS		20,498,629
Norway - 0.4%
DnB NOR ASA	326,400	4,564,784
Philippines - 0.1%
Alliance Global Group, Inc.	3,433,100	1,595,536
Poland - 0.3%
Eurocash SA	215,900	3,513,124
Puerto Rico - 0.0%
Popular, Inc. (a)	14,000	375,760
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	306,102	1,313,457
Russia - 0.3%
Mobile TeleSystems OJSC sponsored ADR	178,700	3,513,242
Singapore - 0.1%
Global Logistic Properties Ltd.	627,000	1,398,231
Common Stocks - continued
	Shares	Value
South Africa - 0.5%
Clicks Group Ltd.	226,213	$ 1,517,368
Distell Group Ltd.	126,410	1,554,520
Nampak Ltd.	200,000	701,849
Shoprite Holdings Ltd.	95,600	1,800,860
TOTAL SOUTH AFRICA		5,574,597
Spain - 1.2%
Amadeus IT Holding SA Class A	63,100	1,582,886
Banco Bilbao Vizcaya Argentaria SA	488,508	4,856,639
Grifols SA ADR	75,442	2,007,512
Inditex SA	39,477	5,531,713
TOTAL SPAIN		13,978,750
Sweden - 1.3%
ASSA ABLOY AB (B Shares)	74,400	2,785,092
Atlas Copco AB (A Shares)	116,200	3,313,551
Biovitrum AB (a)	100,000	599,259
Intrum Justitia AB	115,000	1,863,051
Svenska Handelsbanken AB (A Shares)	115,600	4,727,384
Swedish Match Co. AB	78,000	2,927,216
TOTAL SWEDEN		16,215,553
Switzerland - 3.7%
Adecco SA (Reg.)	35,860	2,060,852
Dufry AG (a)	17,510	2,391,619
Partners Group Holding AG	13,818	3,244,774
Roche Holding AG (participation certificate)	23,638	5,231,244
Schindler Holding AG (participation certificate)	33,294	4,938,948
SGS SA (Reg.)	780	1,858,184
Swatch Group AG (Bearer)	2,200	1,207,274
Syngenta AG (Switzerland)	9,770	4,201,470
TE Connectivity Ltd.	18,000	699,840
UBS AG	362,240	6,291,253
UBS AG (NY Shares)	397,000	6,895,890
Zurich Insurance Group AG	20,820	5,989,425
TOTAL SWITZERLAND		45,010,773
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)	280,000	711,642
United Kingdom - 8.9%
Aberdeen Asset Management PLC	355,842	2,271,006
Anglo American PLC (United Kingdom)	45,018	1,346,934
Ashmore Group PLC	187,900	1,064,192
Barclays PLC	1,005,498	4,827,458
Bellway PLC	60,700	1,068,599
BHP Billiton PLC	272,542	9,345,980
British American Tobacco PLC (United Kingdom)	70,200	3,648,406
British Land Co. PLC	337,095	3,004,636
Diageo PLC	244,804	7,287,363
GlaxoSmithKline PLC	107,100	2,449,800

	Shares	Value
Hikma Pharmaceuticals PLC	121,783	$ 1,557,737
HSBC Holdings PLC (United Kingdom)	715,328	8,134,540
Intertek Group PLC	55,600	2,741,566
Jazztel PLC (a)	150,217	1,031,857
Legal & General Group PLC	2,217,925	5,360,867
Lloyds Banking Group PLC (a)	4,242,200	3,472,302
London Stock Exchange Group PLC	93,500	1,785,424
Meggitt PLC	416,600	2,874,165
Next PLC	43,800	2,818,963
Ocado Group PLC (a)(d)	861,000	1,444,748
Persimmon PLC	166,200	2,220,773
Rolls-Royce Group PLC	271,600	4,074,967
Rolls-Royce Group PLC (C Shares)	20,641,600	32,738
Rotork PLC	44,510	1,868,593
Royal Dutch Shell PLC Class B (United Kingdom)	340,318	12,369,511
SABMiller PLC	92,100	4,601,224
Standard Chartered PLC (United Kingdom)	106,579	2,835,550
Taylor Wimpey PLC	1,609,500	1,816,223
The Restaurant Group PLC	85,300	509,486
The Weir Group PLC	47,100	1,482,060
Ultra Electronics Holdings PLC	36,900	962,710
Vodafone Group PLC	2,217,200	6,051,096
Vodafone Group PLC sponsored ADR	47,212	1,289,832
TOTAL UNITED KINGDOM		107,651,306
United States of America - 47.0%
3D Systems Corp. (a)(d)	45,000	2,603,250
Actavis, Inc. (a)	19,100	1,650,049
Akamai Technologies, Inc. (a)	5,000	203,550
Allergan, Inc.	64,000	6,720,640
American Tower Corp.	266,000	20,255,900
American Woodmark Corp. (a)	7,000	194,670
Ameriprise Financial, Inc.	101,000	6,698,320
Amphenol Corp. Class A	19,000	1,283,830
Apollo Global Management LLC Class A	117,000	2,605,590
Apple, Inc.	10,600	4,826,286
ARIAD Pharmaceuticals, Inc. (a)	27,000	536,760
Ashland, Inc.	54,231	4,257,676
Autodesk, Inc. (a)	83,000	3,227,040
Axiall Corp.	43,000	2,415,740
Bank of America Corp.	846,000	9,576,720
Beam, Inc.	38,200	2,343,188
Belden, Inc.	35,000	1,685,250
Berkshire Hathaway, Inc. Class B (a)	89,000	8,626,770
BlackRock, Inc. Class A	16,000	3,780,480
Brunswick Corp.	236,000	8,533,760
Cabela's, Inc. Class A (a)	115,000	5,936,300
Cabot Oil & Gas Corp.	158,000	8,339,240
Carlisle Companies, Inc.	25,000	1,603,750
Celgene Corp. (a)	54,000	5,343,840
CenturyLink, Inc.	14,000	566,300
Citigroup, Inc.	533,000	22,471,280
Common Stocks - continued
	Shares	Value
United States of America - continued
Citrix Systems, Inc. (a)	18,209	$ 1,332,170
Cognizant Technology Solutions Corp. Class A (a)	239,300	18,708,474
Comcast Corp. Class A	277,000	10,548,160
Computer Sciences Corp.	14,000	585,200
Concho Resources, Inc. (a)	7,000	638,540
Cree, Inc. (a)	78,000	3,365,700
CVS Caremark Corp.	51,000	2,611,200
D.R. Horton, Inc.	35,000	828,100
Discovery Communications, Inc. (a)	269,000	18,663,220
Drew Industries, Inc.	7,000	256,340
Eastman Chemical Co.	203,000	14,443,450
eBay, Inc. (a)	325,800	18,221,994
Estee Lauder Companies, Inc. Class A	34,700	2,114,271
Facebook, Inc. Class A	160,000	4,955,200
FleetCor Technologies, Inc. (a)	19,000	1,136,960
FMC Corp.	47,000	2,889,090
Fossil, Inc. (a)	1,600	168,928
Franklin Electric Co., Inc.	5,000	332,600
G-III Apparel Group Ltd. (a)	48,100	1,726,309
General Electric Co.	88,800	1,978,464
Gilead Sciences, Inc. (a)	326,000	12,860,700
Google, Inc. Class A (a)	17,000	12,846,730
Home Depot, Inc.	144,000	9,636,480
HSN, Inc.	36,000	2,145,600
International Paper Co.	13,000	538,460
ITC Holdings Corp.	7,000	567,000
J.B. Hunt Transport Services, Inc.	200,600	13,494,362
JPMorgan Chase & Co.	192,000	9,033,600
Masco Corp.	256,000	4,707,840
MasterCard, Inc. Class A	67,400	34,940,155
Medivation, Inc. (a)	83,000	4,511,880
Monsanto Co.	87,000	8,817,450
Mylan, Inc. (a)	13,000	367,510
NCR Corp. (a)	55,000	1,527,350
Noble Energy, Inc.	78,000	8,407,620
Oasis Petroleum, Inc. (a)	57,000	2,045,160
Onyx Pharmaceuticals, Inc. (a)	136,000	10,542,720
Oracle Corp.	143,000	5,077,930
Palo Alto Networks, Inc.	3,300	182,688
Pentair Ltd.	5,000	253,400
Phillips 66	242,000	14,657,940
Pioneer Natural Resources Co.	77,900	9,156,366
Post Holdings, Inc. (a)	42,000	1,595,580
Precision Castparts Corp.	13,000	2,384,200
Prestige Brands Holdings, Inc. (a)	304,000	6,520,800
PulteGroup, Inc. (a)	474,000	9,830,760
PVH Corp.	103,000	12,243,610
QUALCOMM, Inc.	31,000	2,046,930
Quidel Corp. (a)	51,000	1,144,440
Realogy Holdings Corp.	129,800	5,811,146
Red Hat, Inc. (a)	55,000	3,055,800

	Shares	Value
Regal-Beloit Corp.	34,500	$ 2,558,520
Regeneron Pharmaceuticals, Inc. (a)	14,000	2,435,160
Rosetta Resources, Inc. (a)	38,000	2,014,760
Ross Stores, Inc.	102,000	6,089,400
salesforce.com, Inc. (a)	62,000	10,672,060
Seattle Genetics, Inc. (a)	67,000	1,973,150
SolarWinds, Inc. (a)	39,000	2,122,380
State Street Corp.	128,000	7,123,200
SVB Financial Group (a)	44,615	2,961,098
T. Rowe Price Group, Inc.	48,000	3,429,600
Targa Resources Corp.	9,400	567,384
Teledyne Technologies, Inc. (a)	5,000	341,300
The Blackstone Group LP	455,000	8,417,500
The Cooper Companies, Inc.	75,000	7,601,250
The Travelers Companies, Inc.	143,000	11,219,780
TJX Companies, Inc.	150,500	6,799,590
Toll Brothers, Inc. (a)	212,000	7,939,400
Total System Services, Inc.	67,900	1,578,675
United Rentals, Inc. (a)	115,000	5,821,300
United Technologies Corp.	35,000	3,064,950
USG Corp. (a)(d)	129,000	3,791,310
Valero Energy Corp.	25,000	1,093,250
Visa, Inc. Class A	42,000	6,632,220
Vulcan Materials Co.	54,000	3,054,240
Western Gas Equity Partners LP	117,500	3,966,800
Winnebago Industries, Inc. (a)	51,000	954,720
Workday, Inc.	19,150	1,022,993
Zoetis, Inc. Class A	10,400	270,400
TOTAL UNITED STATES OF AMERICA		568,259,146
TOTAL COMMON STOCKS (Cost $991,452,351)		1,175,404,837
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $4,757,789)	27,400	6,776,658
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/18/13 (e) (Cost $349,950)	$ 350,000	349,956
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	31,685,824	$ 31,685,824
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	11,530,011	11,530,011
TOTAL MONEY MARKET FUNDS (Cost $43,215,835)		43,215,835
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,039,775,925)		1,225,747,286
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(16,498,472)
NET ASSETS - 100%		$ 1,209,248,814
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
162 CME NIKKEI 225 Index Contracts (Japan)	March 2013	$ 9,047,700	$ 856,354
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,962.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,781
Fidelity Securities Lending Cash Central Fund	50,453
Total	$ 65,234
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 210,903,825	$ 199,729,042	$ 11,174,783	$ -
Consumer Staples	67,497,986	50,261,266	17,236,720	-
Energy	85,563,510	66,230,260	19,333,250	-
Financials	278,039,733	237,660,412	39,065,864	1,313,457
Health Care	99,876,920	81,901,339	17,975,581	-
Industrials	143,792,214	138,374,180	5,418,034	-
Information Technology	189,816,571	185,104,927	4,711,644	-
Materials	77,419,499	63,872,049	13,547,450	-
Telecommunication Services	22,900,838	16,849,742	6,051,096	-
Utilities	6,370,399	6,370,399	-	-
Government Obligations	349,956	-	349,956	-
Money Market Funds	43,215,835	43,215,835	-	-
Total Investments in Securities:	$ 1,225,747,286	$ 1,089,569,451	$ 134,864,378	$ 1,313,457
Derivative Instruments:
Assets
Futures Contracts	$ 856,354	$ 856,354	$ -	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,046,996,641. Net unrealized appreciation aggregated $178,750,645, of which $191,582,305 related to appreciated investment securities and $12,831,660 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Equity Income Fund

January 31, 2013

1.938168.100

GED-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 1.4%
SP AusNet unit	117,354	$ 140,733
Spark Infrastructure Group unit	79,831	146,100
Telstra Corp. Ltd.	34,186	163,986
TOTAL AUSTRALIA		450,819
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	38,013	158,258
Bailiwick of Jersey - 1.2%
Informa PLC	29,930	227,376
Wolseley PLC	3,436	160,488
TOTAL BAILIWICK OF JERSEY		387,864
Brazil - 1.9%
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	3,572	168,098
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	2,740	121,957
Itau Unibanco Holding SA sponsored ADR	13,430	231,399
Multiplus SA	3,050	65,554
TOTAL BRAZIL		587,008
Canada - 0.4%
Fairfax Financial Holdings Ltd. (sub. vtg.)	371	133,164
Chile - 0.9%
Aguas Andinas SA	86,975	64,404
Banco Santander Chile	1,011,347	77,122
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,270	71,117
Inversiones La Construccion SA	3,672	72,053
TOTAL CHILE		284,696
France - 3.3%
Arkema SA	1,900	216,705
Euler Hermes SA	2,180	194,620
Ipsos SA	5,200	207,227
Sanofi SA	4,340	423,090
TOTAL FRANCE		1,041,642
Germany - 1.5%
AURELIUS AG	1,799	113,340
Hugo Boss AG	1,930	227,176
Muehlbauer Holding AG & Co.	3,671	117,933
TOTAL GERMANY		458,449
Common Stocks - continued
	Shares	Value
Hong Kong - 1.0%
HKT Trust / HKT Ltd. unit	332,000	$ 309,508
Indonesia - 0.5%
PT Media Nusantara Citra Tbk	578,000	141,557
Ireland - 2.4%
Accenture PLC Class A	6,290	452,188
FBD Holdings PLC	10,820	160,136
Irish Continental Group PLC unit	5,300	142,631
TOTAL IRELAND		754,955
Israel - 1.2%
Israel Chemicals Ltd.	14,200	188,134
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,496	200,340
TOTAL ISRAEL		388,474
Italy - 1.3%
ENI SpA	15,900	397,143
Japan - 4.2%
Aozora Bank Ltd.	28,000	78,692
Daito Trust Construction Co. Ltd.	2,200	217,005
Japan Retail Fund Investment Corp.	111	210,238
Japan Tobacco, Inc.	8,600	267,748
Nippon Telegraph & Telephone Corp.	3,500	146,585
Relo Holdings Corp.	3,800	140,041
Seven Bank Ltd.	51,600	124,704
USS Co. Ltd.	1,040	116,687
Workman Co. Ltd.	100	2,821
TOTAL JAPAN		1,304,521
Korea (South) - 2.2%
Coway Co. Ltd.	4,070	176,939
DGB Financial Group Co. Ltd.	8,040	107,889
KT&G Corp.	2,517	175,587
LG Telecom Ltd.	19,830	148,359
YESCO Co. Ltd.	3,060	84,093
TOTAL KOREA (SOUTH)		692,867
Netherlands - 3.0%
Akzo Nobel NV	3,118	213,332
Koninklijke Philips Electronics NV	12,300	383,096
LyondellBasell Industries NV Class A	5,210	330,418
TOTAL NETHERLANDS		926,846
Common Stocks - continued
	Shares	Value
Nigeria - 0.6%
Guaranty Trust Bank PLC	586,000	$ 91,620
Nestle Foods Nigeria PLC	14,935	79,831
TOTAL NIGERIA		171,451
Norway - 1.0%
Telenor ASA	14,600	322,045
Panama - 1.2%
Copa Holdings SA Class A	3,480	381,408
Russia - 0.3%
Mobile TeleSystems OJSC (a)	10,500	89,690
South Africa - 1.1%
Astral Foods Ltd.	11,546	113,912
Clicks Group Ltd.	32,434	217,557
TOTAL SOUTH AFRICA		331,469
Spain - 0.8%
Grifols SA ADR	9,121	242,710
Sweden - 3.6%
Intrum Justitia AB	13,283	215,191
Svenska Handelsbanken AB (A Shares)	10,900	445,748
Swedish Match Co. AB	12,660	475,110
TOTAL SWEDEN		1,136,049
Switzerland - 2.7%
Clariant AG (Reg.)	10,410	142,644
Roche Holding AG (participation certificate)	2,176	481,563
UBS AG	12,857	223,296
TOTAL SWITZERLAND		847,503
Taiwan - 1.7%
Chipbond Technology Corp.	44,000	90,593
Far EasTone Telecommunications Co. Ltd.	47,000	119,529
Taiwan Semiconductor Manufacturing Co. Ltd.	92,000	315,221
TOTAL TAIWAN		525,343
United Kingdom - 14.5%
Barclays PLC	49,684	238,536
BP PLC	41,286	305,620
British American Tobacco PLC (United Kingdom)	10,600	550,899
Dunelm Group PLC	11,400	137,411
Ensco PLC Class A	3,333	211,879
GlaxoSmithKline PLC	22,000	503,227
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hilton Food Group PLC	42,600	$ 213,248
ICAP PLC	40,000	206,941
London Stock Exchange Group PLC	9,500	181,407
Reckitt Benckiser Group PLC	7,058	470,371
Royal Dutch Shell PLC Class A (United Kingdom)	14,865	526,945
The Restaurant Group PLC	22,978	137,245
Vodafone Group PLC	196,110	535,216
WH Smith PLC	28,652	302,644
TOTAL UNITED KINGDOM		4,521,589
United States of America - 39.7%
Altria Group, Inc.	7,975	268,598
American Tower Corp.	3,300	251,295
Analog Devices, Inc.	6,260	273,186
Apple, Inc.	1,360	619,222
Cedar Fair LP (depositary unit)	6,630	248,758
CenturyLink, Inc.	5,550	224,498
Chevron Corp.	6,180	711,627
Comcast Corp. Class A	9,930	378,134
Cullen/Frost Bankers, Inc.	2,660	156,647
Dr. Pepper Snapple Group, Inc.	6,769	305,079
Eli Lilly & Co.	3,940	211,539
Emerson Electric Co.	4,450	254,763
Exxon Mobil Corp.	5,570	501,133
General Electric Co.	26,650	593,762
Hubbell, Inc. Class B	2,912	265,138
IBM Corp.	2,625	533,059
ITC Holdings Corp.	2,447	198,207
Johnson & Johnson	10,959	810,084
JPMorgan Chase & Co.	8,830	415,452
Limited Brands, Inc.	3,320	159,426
Lorillard, Inc.	5,328	208,165
McGraw-Hill Companies, Inc.	2,080	119,642
Merck & Co., Inc.	15,890	687,243
Microsoft Corp.	15,900	436,773
National Penn Bancshares, Inc.	16,040	156,390
Pfizer, Inc.	13,070	356,550
PG&E Corp.	3,800	162,032
Psychemedics Corp.	9,630	114,886
Sempra Energy	2,930	219,897
Tesoro Logistics LP	1,700	74,800
The Williams Companies, Inc.	11,920	417,796
Common Stocks - continued
	Shares	Value
United States of America - continued
U.S. Bancorp	16,250	$ 537,875
United Technologies Corp.	4,890	428,217
VF Corp.	1,970	290,733
Wells Fargo & Co.	18,920	658,984
Western Gas Partners LP	2,890	151,927
TOTAL UNITED STATES OF AMERICA		12,401,517
TOTAL COMMON STOCKS (Cost $26,743,710)		29,388,545
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
United Technologies Corp. 7.50%	460	26,192
Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Volkswagen AG	1,420	351,199
TOTAL PREFERRED STOCKS (Cost $287,274)		377,391
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.16% (b) (Cost $1,428,448)	1,428,448	1,428,448
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $28,459,432)		31,194,384
NET OTHER ASSETS (LIABILITIES) - 0.1%		34,225
NET ASSETS - 100%		$ 31,228,609
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 721
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,224,975	$ 3,224,975	$ -	$ -
Consumer Staples	3,714,543	3,163,644	550,899	-
Energy	3,298,870	2,069,162	1,229,708	-
Financials	5,582,852	5,121,020	461,832	-
Health Care	3,830,892	2,904,575	926,317	-
Industrials	3,034,373	2,651,277	383,096	-
Information Technology	2,720,242	2,405,021	315,221	-
Materials	1,091,233	1,091,233	-	-
Telecommunication Services	2,130,533	1,448,732	681,801	-
Utilities	1,137,423	1,137,423	-	-
Money Market Funds	1,428,448	1,428,448	-	-
Total Investments in Securities:	$ 31,194,384	$ 26,645,510	$ 4,548,874	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $28,493,216. Net unrealized appreciation aggregated $2,701,168, of which $3,117,693 related to appreciated investment securities and $416,525 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013